MainStay Balanced Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.5%
Asset-Backed Securities 4.7%
Automobile Asset-Backed Security 0.2%
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	$ 1,000,000	$ 1,141,254
Other Asset-Backed Securities 4.5%
522 Funding CLO Ltd.
Series 2021-7A, Class A
1.27% (3 Month LIBOR + 1.07%), due 4/23/34 (a)(b)	600,000	600,513
AIG CLO LLC
Series 2020-1A, Class AR
1.294% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	500,000	500,084
Apidos CLO XXV
Series 2016-25A, Class A1R
1.304% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	650,000	650,029
Apidos CLO XXX
Series XXXA, Class A2
1.734% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	600,000	600,012
Apidos CLO XXXII
Series 2019-32A, Class A1
1.454% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	600,000	600,490
ARES L CLO Ltd.
Series 2018-50A, Class AR
1.184% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	500,000	500,144
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.534% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	600,000	593,667
Battalion CLO Ltd.
Series 2021-21A, Class A
1.312% (3 Month LIBOR + 1.18%), due 7/15/34 (a)(b)	500,000	500,195
Benefit Street Partners CLO XVIII Ltd.
Series 2019-18A, Class A
1.466% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(b)	350,000	350,493
Benefit Street Partners CLO XXIII Ltd.
Series 2021-23A, Class A1
1.293% (3 Month LIBOR + 1.08%), due 4/25/34 (a)(b)	1,000,000	1,000,511
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (a)	1,161,458	1,179,367
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
1.526% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	1,100,000	1,097,842
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A
1.395% (3 Month LIBOR + 1.27%), due 10/25/32 (a)(b)	800,000	800,230

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Dryden 76 CLO Ltd.
Series 2019-76A, Class A1
1.464% (3 Month LIBOR + 1.33%), due 10/20/32 (a)(b)	$ 500,000	$ 500,544
Global SC Finance SRL
Series 2021-2A, Class A
1.95%, due 8/17/41 (a)(c)	600,000	604,589
HPS Loan Management Ltd.
Series 11A-17, Class AR
1.195% (3 Month LIBOR + 1.02%), due 5/6/30 (a)(b)	1,050,000	1,047,668
Magnetite XVIII Ltd.
Series 2016-18A, Class AR
1.236% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	600,000	600,007
Magnetite XXIII Ltd.
Series 2019-23A, Class A
1.425% (3 Month LIBOR + 1.30%), due 10/25/32 (a)(b)	350,000	350,379
Magnetite XXVIII Ltd.
Series 2020-28A, Class A
1.395% (3 Month LIBOR + 1.27%), due 10/25/31 (a)(b)	500,000	500,337
Magnetite XXXI Ltd.
Series 2021-31A, Class A1
TBD, (3 Month LIBOR + 1.10%), due 7/15/34 (a)(b)(c)	600,000	600,122
Neuberger Berman Loan Advisers CLO 24 Ltd.
Series 2017-24A, Class AR
1.154% (3 Month LIBOR + 1.02%), due 4/19/30 (a)(b)	350,000	350,047
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.474% (3 Month LIBOR + 1.34%), due 1/19/33 (a)(b)	900,000	901,204
Oaktree CLO Ltd.
Series 2020-1A, Class BR
1.776% (3 Month LIBOR + 1.65%), due 7/15/34 (a)(b)	500,000	500,096
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.305% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(b)	500,000	499,293
Palmer Square CLO Ltd. (a)(b)
Series 2014-1A, Class A1R2
1.264% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	250,316
Series 2015-2A, Class A2R2
1.684% (3 Month LIBOR + 1.55%), due 7/20/30	250,000	250,050
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2
1.53% (3 Month LIBOR + 1.40%), due 7/20/29 (a)(b)	500,000	500,100
Progress Residential
Series 2021-SFR3, Class A
1.637%, due 5/17/26 (a)	598,593	607,904
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.315% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	400,000	400,058

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	$ 308,737	$ 315,353
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.305% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	507,000	507,011
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.276% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	500,000	497,436
TICP CLO X Ltd.
Series 2018-10A, Class A
1.134% (3 Month LIBOR + 1.00%), due 4/20/31 (a)(b)	400,000	399,620
TIF Funding II LLC
Series 2021-1A, Class A
1.65%, due 2/20/46 (a)	865,125	861,463
TRESTLES CLO Ltd.
Series 2021-4A, Class A
TBD, (3 Month LIBOR + 1.17%), due 7/21/34 (a)(b)(c)	400,000	399,804
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	850,000	857,688
Voya CLO Ltd.
Series 2019-1A, Class AR
1.186% (3 Month LIBOR + 1.06%), due 4/15/31 (a)(b)	400,000	400,256
Wellfleet CLO Ltd.
Series 2021-2A, Class A1
TBD, (3 Month LIBOR + 1.20%), due 7/15/34 (a)(b)(c)	466,667	466,762
		22,141,684
Total Asset-Backed Securities (Cost $23,247,942)		23,282,938
Corporate Bonds 14.4%
Aerospace & Defense 0.2%
Boeing Co. (The)
3.10%, due 5/1/26	285,000	304,419
3.25%, due 2/1/28	400,000	425,824
3.625%, due 2/1/31	450,000	490,876
		1,221,119
Apparel 0.0% ‡
Ralph Lauren Corp.
1.70%, due 6/15/22	200,000	202,558
Auto Manufacturers 1.1%
American Honda Finance Corp.
0.55%, due 7/12/24	375,000	373,958

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Daimler Finance North America LLC
2.45%, due 3/2/31 (a)	$ 350,000	$ 365,449
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	575,000	585,241
3.664%, due 9/8/24	1,075,000	1,123,375
General Motors Financial Co., Inc.
1.05%, due 3/8/24	250,000	252,079
1.50%, due 6/10/26	1,555,000	1,560,040
Hyundai Capital America (a)
1.80%, due 1/10/28	250,000	249,339
2.375%, due 10/15/27	425,000	438,470
Nissan Motor Co. Ltd.
4.81%, due 9/17/30 (a)	425,000	485,204
		5,433,155
Banks 2.8%
Banco Santander SA
1.849%, due 3/25/26	1,000,000	1,016,482
Bank of America Corp.
2.087%, due 6/14/29 (d)	2,845,000	2,896,981
BNP Paribas SA
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (a)(b)	675,000	666,456
Citigroup, Inc.
3.20%, due 10/21/26	1,100,000	1,198,240
Goldman Sachs Group, Inc. (The)
1.542%, due 9/10/27 (d)	675,000	678,780
JPMorgan Chase & Co.
1.578%, due 4/22/27 (d)	2,100,000	2,124,672
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	650,000	652,491
Morgan Stanley
3.625%, due 1/20/27	195,000	217,819
4.35%, due 9/8/26	1,195,000	1,360,948
NatWest Markets plc
0.80%, due 8/12/24 (a)	825,000	824,205
Societe Generale SA
1.792% (1 Year Treasury Constant Maturity Rate + 1.00%), due 6/9/27 (a)(b)	525,000	527,087
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)(b)	300,000	299,679
Truist Financial Corp.
1.267%, due 3/2/27 (d)	675,000	678,579
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	675,000	672,855
		13,815,274
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	1,000,000	1,202,859

	Principal Amount	Value
Corporate Bonds
Beverages
Diageo Capital plc
2.125%, due 4/29/32	$ 475,000	$ 483,383
		1,686,242
Building Materials 0.2%
Owens Corning
3.95%, due 8/15/29	775,000	883,684
Chemicals 0.4%
EI du Pont de Nemours and Co.
1.70%, due 7/15/25	200,000	206,139
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	425,000	430,008
LYB International Finance III LLC
1.25%, due 10/1/25	200,000	201,156
NewMarket Corp.
4.10%, due 12/15/22	1,095,000	1,146,065
		1,983,368
Computers 0.2%
HP, Inc.
2.65%, due 6/17/31 (a)	850,000	859,241
Diversified Financial Services 1.4%
Air Lease Corp.
0.70%, due 2/15/24	1,425,000	1,420,972
Aircastle Ltd.
2.85%, due 1/26/28 (a)	675,000	692,659
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	265,388
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	575,000	580,339
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (a)	425,000	425,076
BOC Aviation USA Corp.
1.625%, due 4/29/24 (a)	425,000	428,732
GE Capital Funding LLC
4.05%, due 5/15/27	1,850,000	2,109,540
LSEGA Financing plc
2.00%, due 4/6/28 (a)	550,000	563,597
Thirax 1 LLC
0.968%, due 1/14/33	336,392	337,360
		6,823,663
Electric 1.3%
Berkshire Hathaway Energy Co.
1.65%, due 5/15/31	600,000	588,512

	Principal Amount	Value
Corporate Bonds
Electric
Commonwealth Edison Co.
3.10%, due 11/1/24	$ 290,000	$ 310,309
DTE Electric Co.
2.65%, due 6/15/22	550,000	558,238
DTE Energy Co.
Series F
1.05%, due 6/1/25	325,000	326,020
Entergy Arkansas LLC
3.70%, due 6/1/24	665,000	718,285
Entergy Corp.
4.00%, due 7/15/22	1,195,000	1,228,878
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,210,000	1,345,328
Pinnacle West Capital Corp.
1.30%, due 6/15/25	675,000	683,425
Southern California Edison Co.
Series 20C
1.20%, due 2/1/26	475,000	477,283
Tampa Electric Co.
2.40%, due 3/15/31	250,000	260,330
		6,496,608
Electrical Components & Equipment 0.1%
Emerson Electric Co.
1.80%, due 10/15/27	450,000	465,146
Electronics 0.1%
Flex Ltd.
3.75%, due 2/1/26	350,000	383,899
Food 0.2%
Conagra Brands, Inc.
4.85%, due 11/1/28	615,000	738,952
Forest Products & Paper 0.1%
Georgia-Pacific LLC
0.95%, due 5/15/26 (a)	275,000	273,648
Healthcare-Services 0.3%
Fresenius Medical Care U.S. Finance III, Inc. (a)
1.875%, due 12/1/26	275,000	278,617
2.375%, due 2/16/31	1,065,000	1,058,688
		1,337,305
Insurance 0.4%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	1,275,000	1,283,922

	Principal Amount	Value
Corporate Bonds
Insurance
Guardian Life Global Funding
1.25%, due 11/19/27 (a)	$ 675,000	$ 667,815
		1,951,737
Investment Companies 0.1%
Blackstone Secured Lending Fund
2.125%, due 2/15/27 (a)	225,000	222,220
2.75%, due 9/16/26	325,000	333,070
		555,290
Iron & Steel 0.1%
Nucor Corp.
2.00%, due 6/1/25	350,000	364,292
Steel Dynamics, Inc.
2.40%, due 6/15/25	250,000	262,179
		626,471
Machinery-Diversified 0.1%
Deere & Co.
3.10%, due 4/15/30	550,000	615,285
Media 0.1%
Discovery Communications LLC
3.625%, due 5/15/30	175,000	192,947
Thomson Reuters Corp.
3.85%, due 9/29/24	400,000	433,541
		626,488
Mining 0.3%
Anglo American Capital plc (a)
2.25%, due 3/17/28	700,000	713,310
5.625%, due 4/1/30	550,000	680,563
		1,393,873
Oil & Gas 0.2%
Valero Energy Corp.
2.85%, due 4/15/25	825,000	875,239
Oil & Gas Services 0.3%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	1,195,000	1,286,174
Packaging & Containers 0.3%
WRKCo, Inc.
3.75%, due 3/15/25	1,145,000	1,255,256

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals 0.6%
AbbVie, Inc.
2.95%, due 11/21/26	$ 1,150,000	$ 1,246,462
Bayer US Finance II LLC
4.375%, due 12/15/28 (a)	885,000	1,026,034
Cigna Corp.
2.375%, due 3/15/31	275,000	284,444
CVS Health Corp.
1.875%, due 2/28/31	630,000	623,162
		3,180,102
Pipelines 0.4%
Energy Transfer Partners LP
5.875%, due 3/1/22	1,510,000	1,536,294
Texas Eastern Transmission LP
2.80%, due 10/15/22 (a)	540,000	551,050
		2,087,344
Real Estate Investment Trusts 1.7%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	1,030,000	1,115,636
Crown Castle International Corp.
1.05%, due 7/15/26	2,135,000	2,106,385
Federal Realty Investment Trust
1.25%, due 2/15/26	175,000	175,703
Highwoods Realty LP
3.875%, due 3/1/27	1,775,000	1,979,784
Kimco Realty Corp.
1.90%, due 3/1/28	265,000	267,465
2.80%, due 10/1/26	565,000	605,594
Simon Property Group LP
1.75%, due 2/1/28	425,000	428,540
Spirit Realty LP
2.70%, due 2/15/32	225,000	227,849
3.20%, due 2/15/31	200,000	213,139
VEREIT Operating Partnership LP
3.95%, due 8/15/27	1,045,000	1,191,060
		8,311,155
Retail 0.1%
Advance Auto Parts, Inc.
1.75%, due 10/1/27	175,000	175,983
CK Hutchison International 21 Ltd.
1.50%, due 4/15/26 (a)	325,000	328,952
		504,935
Semiconductors 0.1%
Skyworks Solutions, Inc.
1.80%, due 6/1/26	450,000	458,219

	Principal Amount	Value
Corporate Bonds
Software 0.1%
VMware, Inc.
2.20%, due 8/15/31	$ 525,000	$ 524,138
Telecommunications 0.8%
AT&T, Inc.
4.35%, due 3/1/29	955,000	1,111,242
T-Mobile US, Inc.
2.55%, due 2/15/31	975,000	998,059
Verizon Communications, Inc.
2.10%, due 3/22/28	400,000	411,259
3.376%, due 2/15/25	8,000	8,701
4.016%, due 12/3/29	1,031,000	1,193,425
		3,722,686
Total Corporate Bonds (Cost $67,706,902)		70,578,254
Foreign Government Bonds 0.2%
Norway 0.1%
Equinor ASA
1.75%, due 1/22/26	275,000	284,294
Philippines 0.1%
Philippine Government Bond
3.00%, due 2/1/28	325,000	351,157
Poland 0.0% ‡
Poland Government Bond
5.00%, due 3/23/22	125,000	128,789
Total Foreign Government Bonds (Cost $715,620)		764,240
Mortgage-Backed Securities 0.7%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.7%
BFLD Trust
Series 2021-FPM, Class A
1.694% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(b)	600,000	600,541
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A
2.456%, due 11/10/42 (a)(e)	600,000	613,134
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	1,069,880

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	$ 1,250,000	$ 1,320,898
Total Mortgage-Backed Securities (Cost $3,520,169)		3,604,453
U.S. Government & Federal Agencies 14.5%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.1%
FFCB
1.14%, due 8/20/29	1,300,000	1,283,672
1.23%, due 9/10/29	1,500,000	1,485,290
1.23%, due 7/29/30	1,125,000	1,107,190
1.25%, due 6/24/30	1,400,000	1,380,063
1.67%, due 3/3/31	950,000	948,787
1.84%, due 6/3/30	700,000	700,492
1.84%, due 10/27/31	850,000	850,369
1.98%, due 6/2/31	1,475,000	1,476,311
2.00%, due 5/27/31	1,150,000	1,150,685
2.03%, due 1/21/28	1,200,000	1,273,230
2.04%, due 4/14/31	685,000	691,362
2.10%, due 5/6/31	1,500,000	1,500,340
2.13%, due 4/19/34	550,000	550,096
2.19%, due 6/1/33	850,000	850,878
2.29%, due 6/28/34	675,000	675,464
2.35%, due 4/16/35	350,000	350,045
2.45%, due 5/10/34	525,000	525,329
2.49%, due 6/30/36	675,000	677,304
2.50%, due 6/2/36	700,000	701,399
2.70%, due 6/21/41	425,000	431,354
FHLB
0.375%, due 9/4/25	1,060,000	1,052,767
2.00%, due 5/12/31	850,000	853,192
2.00%, due 5/27/31	1,200,000	1,200,992
3.125%, due 9/12/25	800,000	881,452
FHLMC
0.375%, due 9/23/25	250,000	247,878
1.42%, due 12/30/30	1,125,000	1,113,836
FNMA
0.50%, due 6/17/25	950,000	948,772
		24,908,549
United States Treasury Notes 9.4%
U.S. Treasury Notes
0.125%, due 6/30/23	2,200,000	2,198,367
0.375%, due 7/15/24	18,090,000	18,106,959
0.875%, due 6/30/26	16,765,000	16,916,933

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
1.25%, due 6/30/28	$ 3,870,000	$ 3,935,911
1.625%, due 5/15/31	4,905,000	5,085,106
		46,243,276
Total U.S. Government & Federal Agencies (Cost $70,616,630)		71,151,825
Total Long-Term Bonds (Cost $165,807,263)		169,381,710

	Shares
Common Stocks 57.2%
Aerospace & Defense 3.1%
General Dynamics Corp.	18,594	3,644,982
L3Harris Technologies, Inc.	17,379	3,940,514
Lockheed Martin Corp.	8,456	3,142,842
Raytheon Technologies Corp.	54,050	4,699,647
		15,427,985
Auto Components 0.8%
Gentex Corp.	111,184	3,783,592
Banks 6.1%
Bank of America Corp.	197,160	7,563,058
JPMorgan Chase & Co.	69,968	10,619,743
M&T Bank Corp.	26,883	3,598,289
PNC Financial Services Group, Inc. (The)	25,400	4,633,214
Truist Financial Corp.	69,437	3,779,456
		30,193,760
Beverages 0.8%
Keurig Dr Pepper, Inc.	112,730	3,969,223
Building Products 1.4%
Fortune Brands Home & Security, Inc.	29,094	2,835,792
Johnson Controls International plc	57,362	4,096,794
		6,932,586
Capital Markets 2.6%
Ares Management Corp.	45,786	3,278,735
LPL Financial Holdings, Inc.	27,185	3,834,172
Morgan Stanley	57,971	5,564,057
		12,676,964
Chemicals 2.1%
Axalta Coating Systems Ltd. (f)	101,025	3,040,852
Celanese Corp.	26,522	4,131,332

	Shares	Value
Common Stocks
Chemicals
FMC Corp.	27,465	$ 2,937,382
		10,109,566
Communications Equipment 2.5%
Cisco Systems, Inc.	143,122	7,924,665
F5 Networks, Inc. (f)	20,824	4,300,364
		12,225,029
Containers & Packaging 0.8%
Sealed Air Corp.	67,674	3,840,499
Electric Utilities 1.4%
Entergy Corp.	29,353	3,021,011
Exelon Corp.	83,171	3,892,403
		6,913,414
Electrical Equipment 0.7%
Hubbell, Inc.	18,189	3,646,167
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	99,432	4,162,224
Equity Real Estate Investment Trusts 1.5%
Gaming and Leisure Properties, Inc.	91,963	4,353,528
Host Hotels & Resorts, Inc. (f)	201,451	3,209,115
		7,562,643
Food Products 0.8%
Mondelez International, Inc., Class A	63,660	4,027,132
Health Care Equipment & Supplies 2.8%
Becton Dickinson and Co.	16,526	4,226,525
Boston Scientific Corp. (f)	87,955	4,010,748
Medtronic plc	42,330	5,558,352
		13,795,625
Health Care Providers & Services 3.8%
Anthem, Inc.	15,800	6,067,358
Centene Corp. (f)	50,783	3,484,222
UnitedHealth Group, Inc.	21,728	8,956,716
		18,508,296
Hotels, Restaurants & Leisure 0.5%
Booking Holdings, Inc. (f)	1,138	2,478,860
Household Durables 0.8%
Lennar Corp., Class A	35,598	3,743,130

	Shares	Value
Common Stocks
Insurance 3.6%
Assurant, Inc.	25,241	$ 3,983,282
Chubb Ltd.	29,901	5,045,495
MetLife, Inc.	91,731	5,292,879
Progressive Corp. (The)	36,776	3,499,604
		17,821,260
Interactive Media & Services 1.2%
Alphabet, Inc., Class C (f)	2,203	5,957,837
IT Services 1.5%
Amdocs Ltd.	44,757	3,451,212
Global Payments, Inc.	20,868	4,036,080
		7,487,292
Machinery 0.8%
Middleby Corp. (The) (f)	19,318	3,699,204
Media 1.6%
Comcast Corp., Class A	131,251	7,721,496
Metals & Mining 0.7%
Rio Tinto plc, Sponsored ADR (g)	38,808	3,349,518
Multi-Utilities 1.5%
Dominion Energy, Inc.	50,145	3,754,356
Sempra Energy	27,493	3,591,961
		7,346,317
Oil, Gas & Consumable Fuels 1.3%
Phillips 66	42,956	3,154,259
Pioneer Natural Resources Co.	23,301	3,387,266
		6,541,525
Pharmaceuticals 5.3%
AstraZeneca plc, Sponsored ADR	64,498	3,691,866
Eli Lilly and Co.	23,663	5,761,940
Merck & Co., Inc.	71,433	5,491,055
Pfizer, Inc.	183,541	7,857,390
Roche Holding AG	8,776	3,394,239
		26,196,490
Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A (f)	39,129	3,774,383
Road & Rail 0.8%
Knight-Swift Transportation Holdings, Inc.	79,187	3,934,802

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	20,146	$ 3,372,844
KLA Corp.	8,095	2,818,355
Micron Technology, Inc. (f)	51,429	3,989,862
Qorvo, Inc. (f)	21,602	4,095,523
		14,276,584
Software 0.6%
VMware, Inc., Class A (f)(g)	17,740	2,727,348
Specialty Retail 1.3%
Home Depot, Inc. (The)	9,047	2,969,135
TJX Cos., Inc. (The)	50,327	3,463,001
		6,432,136
Total Common Stocks (Cost $240,755,493)		281,262,887
Exchange-Traded Funds 4.7%
iShares Intermediate Government/Credit Bond ETF	38,110	4,433,336
iShares Russell 1000 Value ETF	116,208	18,589,794
Total Exchange-Traded Funds (Cost $21,174,300)		23,023,130
Short-Term Investments 2.6%
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 0.01% (h)	6,334,038	6,334,038
Unaffiliated Investment Company 1.3%
Wells Fargo Government Money Market Fund, 0.025% (h)(i)	6,262,027	6,262,027
Total Short-Term Investments (Cost $12,596,065)		12,596,065
Total Investments (Cost $440,333,121)	99.0%	486,263,792
Other Assets, Less Liabilities	1.0	5,020,444
Net Assets	100.0%	$ 491,284,236

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(c)	Delayed delivery security.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2021.

(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2021.
(f)	Non-income producing security.
(g)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $6,029,172. The Fund received cash collateral with a value of $6,262,027.
(h)	Current yield as of July 31, 2021.
(i)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	82	September 2021	$ 18,090,242	$ 18,093,812	$ 3,570
U.S. Treasury 10 Year Notes	43	September 2021	5,703,764	5,781,484	77,720
Total Long Contracts					81,290
Short Contracts
U.S. Treasury 5 Year Notes	(43)	September 2021	(5,304,717)	(5,351,148)	(46,431)
U.S. Treasury 10 Year Ultra Bonds	(27)	September 2021	(3,920,094)	(4,056,750)	(136,656)
U.S. Treasury Ultra Bonds	(1)	September 2021	(188,998)	(199,531)	(10,533)
Total Short Contracts					(193,620)
Net Unrealized Depreciation					$ (112,330)

1.	As of July 31, 2021, cash in the amount of $55,525 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
LIBOR—London Interbank Offered Rate
TBD—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 23,282,938	$ —	$ 23,282,938
Corporate Bonds	—	70,578,254	—	70,578,254
Foreign Government Bonds	—	764,240	—	764,240
Mortgage-Backed Securities	—	3,604,453	—	3,604,453
U.S. Government & Federal Agencies	—	71,151,825	—	71,151,825
Total Long-Term Bonds	—	169,381,710	—	169,381,710
Common Stocks	281,262,887	—	—	281,262,887
Exchange-Traded Funds	23,023,130	—	—	23,023,130
Short-Term Investments
Affiliated Investment Company	6,334,038	—	—	6,334,038
Unaffiliated Investment Company	6,262,027	—	—	6,262,027
Total Short-Term Investments	12,596,065	—	—	12,596,065
Total Investments in Securities	316,882,082	169,381,710	—	486,263,792
Other Financial Instruments
Futures Contracts (b)	81,290	—	—	81,290
Total Investments in Securities and Other Financial Instruments	$ 316,963,372	$ 169,381,710	$ —	$ 486,345,082
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (193,620)	$ —	$ —	$ (193,620)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 96.5%
Argentina 0.4%
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	240	$ 376,488
Brazil 7.0%
Banco BTG Pactual SA (Capital Markets)	124,000	696,633
Banco Inter SA (Banks)	52,000	708,676
Banco Santander Brasil SA (Banks)	162,000	1,260,976
Cosan SA (Oil, Gas & Consumable Fuels)	264,000	1,295,099
Localiza Rent a Car SA (Road & Rail)	32,000	381,856
Meliuz SA (Interactive Media & Services)	19,700	256,829
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	18,000	276,485
Pagseguro Digital Ltd., Class A (IT Services) (a)	5,500	304,920
Smartfit Escola de Ginastica e Danca SA (Hotels, Restaurants & Leisure) (a)	31,000	163,623
VTEX, Class A (Interactive Media & Services) (a)	7,500	183,750
WEG SA (Electrical Equipment)	66,000	452,524
		5,981,371
China 35.4%
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services)	42,787	389,015
Airtac International Group (Machinery)	15,400	495,069
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	123,000	2,991,449
Alibaba Health Information Technology Ltd. (Health Care Technology) (a)	23,000	35,753
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	900	147,609
Bank of Ningbo Co. Ltd., Class A (Banks)	96,000	481,762
Bilibili, Inc., Sponsored ADR (Entertainment) (a)	1,700	145,486
BYD Co. Ltd., Class H (Automobiles)	5,500	169,151
CanSino Biologics, Inc., Class H (Pharmaceuticals) (a)(b)	9,000	381,025
China Construction Bank Corp., Class H (Banks)	1,380,000	962,483
China Feihe Ltd. (Food Products) (b)	164,000	314,867
China Mengniu Dairy Co. Ltd. (Food Products)	58,000	314,587
China Merchants Bank Co. Ltd., Class H (Banks)	162,000	1,234,103
China Molybdenum Co. Ltd., Class H (Metals & Mining)	540,927	395,368
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	940,000	430,618
China Tourism Group Duty Free Corp. Ltd., Class A (Specialty Retail)	10,200	380,744
Chongqing Zhifei Biological Products Co. Ltd., Class A (Biotechnology)	13,396	327,602
CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	340,000	204,757
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	10,000	852,501
Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	56,000	454,347
East Money Information Co. Ltd., Class A (Capital Markets)	90,518	435,324
Ecovacs Robotics Co. Ltd., Class A (Household Durables)	6,699	177,428
ENN Energy Holdings Ltd. (Gas Utilities)	31,000	648,231
Ganfeng Lithium Co. Ltd., Class A (Metals & Mining)	21,999	663,279
Geely Automobile Holdings Ltd. (Automobiles)	52,000	173,642
Jafron Biomedical Co. Ltd., Class A (Health Care Equipment & Supplies)	20,999	218,177
JD.com, Inc. ADR (Internet & Direct Marketing Retail) (a)	7,800	552,864
Jiumaojiu International Holdings Ltd. (Hotels, Restaurants & Leisure) (b)	68,000	202,570
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	320,000	298,128
Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	72,000	758,807
Longfor Group Holdings Ltd. (Real Estate Management & Development)	102,000	475,798

	Shares	Value
Common Stocks
China
LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	33,600	$ 447,147
Meituan (Internet & Direct Marketing Retail) (a)	42,000	1,161,990
MMG Ltd. (Metals & Mining) (a)	480,000	244,597
NIO, Inc. ADR (Automobiles) (a)	16,200	723,816
Pinduoduo, Inc. ADR (Internet & Direct Marketing Retail) (a)	3,600	329,796
Ping An Bank Co. Ltd., Class A (Banks)	129,965	356,099
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	94,000	824,344
Sany Heavy Industry Co. Ltd., Class A (Machinery)	78,000	299,856
Shandong Linglong Tyre Co. Ltd., Class A (Auto Components)	46,000	266,397
Shandong Sinocera Functional Material Co. Ltd., Class A (Chemicals)	41,000	296,817
Shanghai Baosight Software Co. Ltd., Class A (Software)	13,930	144,127
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	38,937	469,562
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Supplies)	4,800	290,209
Silergy Corp. (Semiconductors & Semiconductor Equipment)	5,100	686,626
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	19,000	575,050
Tencent Holdings Ltd. (Interactive Media & Services)	46,400	2,860,014
Vipshop Holdings Ltd. ADR (Internet & Direct Marketing Retail) (a)	12,600	209,538
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment)	12,000	561,480
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	64,000	975,917
Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	45,913	540,462
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	118,000	384,924
Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	230,000	461,708
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services)	77,978	457,749
Yonyou Network Technology Co. Ltd., Class A (Software)	46,998	260,603
Yunnan Energy New Material Co. Ltd. (Containers & Packaging)	22,000	845,236
		30,386,608
Hong Kong 1.7%
AIA Group Ltd. (Insurance)	31,000	371,386
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	5,000	319,129
Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	190,000	239,360
Xinyi Glass Holdings Ltd. (Building Products)	146,000	544,836
		1,474,711
Hungary 0.4%
OTP Bank Nyrt. (Banks)	5,600	302,030
India 13.0%
Asian Paints Ltd. (Chemicals)	8,400	333,951
Bajaj Finance Ltd. (Consumer Finance)	8,600	719,770
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	8,400	553,803
GAIL India Ltd. (Gas Utilities)	230,000	431,318
Graphite India Ltd. (Electrical Equipment)	48,000	456,489
Grasim Industries Ltd. (Construction Materials)	28,000	583,724
HDFC Bank Ltd. (Banks)	38,000	728,416
ICICI Bank Ltd. (Banks)	128,000	1,173,957
ICICI Lombard General Insurance Co. Ltd. (Insurance) (b)	9,000	178,482
Info Edge India Ltd. (Interactive Media & Services)	6,800	476,525

	Shares	Value
Common Stocks
India
Infosys Ltd. (IT Services)	56,000	$ 1,211,960
JSW Steel Ltd. (Metals & Mining)	120,000	1,188,389
Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure)	7,600	385,556
Motherson Sumi Systems Ltd. (Auto Components) (a)	120,752	380,276
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	34,000	929,923
State Bank of India (Banks)	140,000	812,363
Tata Consumer Products Ltd. (Food Products)	48,000	487,805
Zomato Ltd. (Internet & Direct Marketing Retail) (a)	61,000	109,433
		11,142,140
Indonesia 0.8%
Bank Central Asia Tbk PT (Banks)	310,000	639,827
Mexico 2.4%
Alsea SAB de CV (Hotels, Restaurants & Leisure) (a)	200,000	405,601
Grupo Financiero Banorte SAB de CV, Class O (Banks)	120,000	777,947
Ternium SA, Sponsored ADR (Metals & Mining)	17,000	826,880
		2,010,428
Peru 0.7%
Southern Copper Corp. (Metals & Mining)	9,300	610,452
Poland 1.5%
Dino Polska SA (Food & Staples Retailing) (a)(b)	6,500	520,169
KGHM Polska Miedz SA (Metals & Mining)	4,400	222,255
Powszechny Zaklad Ubezpieczen SA (Insurance)	59,000	575,834
		1,318,258
Republic of Korea 13.0%
Amorepacific Corp. (Personal Products)	700	134,797
Kakao Corp. (Interactive Media & Services)	6,800	869,028
KB Financial Group, Inc. (Banks)	30,000	1,337,970
Kia Corp. (Automobiles)	14,400	1,046,590
NAVER Corp. (Interactive Media & Services)	1,240	467,325
Samsung C&T Corp. (Industrial Conglomerates)	2,700	332,145
Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	2,700	450,685
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	56,000	3,821,778
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	14,600	296,379
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,160	747,281
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	9,500	929,146
S-Oil Corp. (Oil, Gas & Consumable Fuels)	8,000	683,677
		11,116,801
Russia 3.6%
HeadHunter Group plc ADR (Professional Services)	4,000	170,520
Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	26,000	223,340
Polymetal International plc (Metals & Mining)	26,000	564,868
Tatneft PJSC (Oil, Gas & Consumable Fuels)	32,000	213,585

	Shares	Value
Common Stocks
Russia
TCS Group Holding plc GDR (Banks)	16,000	$ 1,323,520
Yandex NV, Class A (Interactive Media & Services) (a)	9,200	624,956
		3,120,789
South Africa 3.3%
Capitec Bank Holdings Ltd. (Banks)	4,100	455,229
Impala Platinum Holdings Ltd. (Metals & Mining)	38,000	684,746
Kumba Iron Ore Ltd. (Metals & Mining)	9,600	509,792
Naspers Ltd., Class N (Internet & Direct Marketing Retail)	6,200	1,194,191
		2,843,958
Taiwan 11.9%
Accton Technology Corp. (Communications Equipment)	44,000	512,927
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	14,000	316,896
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,500	441,534
Chailease Holding Co. Ltd. (Diversified Financial Services)	164,000	1,357,625
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	69,000	708,135
Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	16,000	484,606
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	37,000	1,204,005
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	31,000	651,815
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	198,000	4,106,562
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	12,600	422,178
		10,206,283
Thailand 1.1%
Carabao Group PCL NVDR (Beverages)	50,000	220,583
Energy Absolute PCL NVDR (Independent Power and Renewable Electricity Producers) (c)	184,000	333,095
Srisawad Corp. PCL NVDR (Consumer Finance) (c)	216,000	420,598
		974,276
Turkey 0.2%
Ford Otomotiv Sanayi A/S (Automobiles)	10,000	205,080
Uruguay 0.1%
Dlocal Ltd. (IT Services) (a)	2,500	112,850
Total Common Stocks (Cost $64,363,589)		82,822,350
Preferred Stocks 1.1%
Brazil 0.6%
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) 2.69%	96,000	496,013

	Shares	Value
Preferred Stocks
Chile 0.5%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) 0.35%	8,600	$ 408,500
Total Preferred Stocks (Cost $972,316)		904,513
Total Investments (Cost $65,335,905)	97.6%	83,726,863
Other Assets, Less Liabilities	2.4	2,066,953
Net Assets	100.0%	$ 85,793,816

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $678,324. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $729,758.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 82,822,350	$ —	$ —	$ 82,822,350
Preferred Stocks	904,513	—	—	904,513
Total Investments in Securities	$ 83,726,863	$ —	$ —	$ 83,726,863

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 91.8%
Equity Funds 36.5%
IQ 50 Percent Hedged FTSE International ETF	399,633	$ 9,934,876
IQ 500 International ETF	259,319	8,456,989
IQ Candriam ESG International Equity ETF	291,626	8,702,207
IQ Candriam ESG U.S. Equity ETF	483,143	18,337,644
IQ Chaikin U.S. Large Cap ETF	347,502	11,853,328
IQ Chaikin U.S. Small Cap ETF	272,681	9,502,933
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	549,151	7,199,916
MainStay Epoch Capital Growth Fund Class I	115,783	1,925,565
MainStay Epoch International Choice Fund Class I	121,232	5,099,962
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	687,304	13,386,418
MainStay MacKay International Equity Fund Class R6	172,094	4,024,392
MainStay MacKay S&P 500 Index Fund Class I	192,985	11,200,214
MainStay Winslow Large Cap Growth Fund Class R6	1,294,675	20,533,419
MainStay WMC Enduring Capital Fund Class R6	394,316	13,660,399
MainStay WMC Growth Fund Class R6 (a)	286,472	16,084,225
MainStay WMC International Research Equity Fund Class I	601,800	4,864,587
MainStay WMC Small Companies Fund Class I	245,935	8,150,798
MainStay WMC Value Fund Class R6	230,393	12,737,465
Total Equity Funds (Cost $127,586,372)		185,655,337
Fixed Income Funds 55.3%
MainStay Floating Rate Fund Class R6 (a)	3,595,665	32,752,190
MainStay MacKay High Yield Corporate Bond Fund Class R6	1,793,686	10,161,768
MainStay MacKay Short Duration High Yield Fund Class I	3,588,690	35,435,447
MainStay MacKay Total Return Bond Fund Class R6 (a)	17,640,261	200,250,479
MainStay Short Term Bond Fund Class I (a)	254,252	2,507,508
Total Fixed Income Funds (Cost $270,184,858)		281,107,392
Total Affiliated Investment Companies (Cost $397,771,230)		466,762,729
Short-Term Investment 8.0%
Affiliated Investment Company 8.0%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	40,352,807	40,352,807
Total Short-Term Investment (Cost $40,352,807)	8.0%	40,352,807
Total Investments (Cost $438,124,037)	99.8%	507,115,536
Other Assets, Less Liabilities	0.2	1,233,303
Net Assets	100.0%	$ 508,348,839

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of July 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	3,497	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(4,211)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	17,220	—
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	4,964	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(18,940)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/2/21	Monthly	2,917	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.06%	12/2/21	Monthly	3,520	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	18,814	—
Citibank NA	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	(5,136)	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	6,998	—
						$ —

1.	As of July 31, 2021, cash in the amount $1,500,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 185,655,337	$ —	$ —	$ 185,655,337
Fixed Income Funds	281,107,392	—	—	281,107,392
Total Affiliated Investment Companies	466,762,729	—	—	466,762,729
Short-Term Investment
Affiliated Investment Company	40,352,807	—	—	40,352,807
Total Investments in Securities	$ 507,115,536	$ —	$ —	$ 507,115,536

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.1%
Australia 2.2%
CSL Ltd. (Biotechnology)	4,592	$ 973,580
REA Group Ltd. (Interactive Media & Services)	3,388	401,933
Silver Lake Resources Ltd. (Metals & Mining) (a)	243,342	274,115
		1,649,628
Canada 3.0%
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)	16,847	679,092
Constellation Software, Inc. (Software)	597	956,286
Kirkland Lake Gold Ltd. (Metals & Mining)	13,793	589,818
		2,225,196
China 2.2%
A-Living Smart City Services Co. Ltd. (Commercial Services & Supplies) (b)	40,500	154,784
Hangzhou Robam Appliances Co. Ltd., Class A (Household Durables)	50,600	305,263
Silergy Corp. (Semiconductors & Semiconductor Equipment)	5,000	673,163
SITC International Holdings Co. Ltd. (Marine)	55,000	226,479
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	4,076	253,486
		1,613,175
Denmark 3.1%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	4,360	797,468
Genmab A/S (Biotechnology) (a)	1,463	661,394
Novo Nordisk A/S, Class B (Pharmaceuticals)	9,099	841,560
		2,300,422
France 1.8%
Edenred (IT Services)	9,975	579,573
Sartorius Stedim Biotech (Life Sciences Tools & Services)	1,312	749,076
		1,328,649
Hong Kong 1.0%
AIA Group Ltd. (Insurance)	28,400	340,238
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	5,700	363,807
		704,045
Indonesia 0.4%
Bank Central Asia Tbk PT (Banks)	141,100	291,225
Italy 2.1%
DiaSorin SpA (Health Care Equipment & Supplies)	1,401	284,440
FinecoBank Banca Fineco SpA (Banks) (a)	44,155	791,707
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	7,054	436,632
		1,512,779
Japan 3.6%
Digital Arts, Inc. (Software)	4,900	335,436
Hoya Corp. (Health Care Equipment & Supplies)	4,100	575,730
IR Japan Holdings Ltd. (Professional Services)	1,100	135,864
Medical Data Vision Co. Ltd. (Health Care Technology) (c)	13,200	240,766

	Shares	Value
Common Stocks
Japan
Nexon Co. Ltd. (Entertainment)	16,500	$ 338,107
Unicharm Corp. (Household Products)	16,000	639,096
Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	8,400	379,782
		2,644,781
Jordan 1.2%
Hikma Pharmaceuticals plc (Pharmaceuticals)	24,589	904,369
Malaysia 0.2%
Hartalega Holdings Bhd. (Health Care Equipment & Supplies)	70,700	117,945
Malta 0.5%
Kindred Group plc SDR (Hotels, Restaurants & Leisure)	20,196	330,915
Mexico 0.7%
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	163,900	540,289
Netherlands 2.1%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,056	800,463
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	6,844	600,296
Topicus.com, Inc. (Software) (a)	1,632	122,962
		1,523,721
Norway 0.5%
Salmar ASA (Food Products)	5,180	343,701
Portugal 0.5%
Jeronimo Martins SGPS SA (Food & Staples Retailing)	18,054	367,829
Singapore 0.5%
Singapore Exchange Ltd. (Capital Markets)	43,700	383,155
South Africa 0.3%
FirstRand Ltd. (Diversified Financial Services)	67,326	249,797
Spain 1.5%
Amadeus IT Group SA (IT Services)	6,358	416,630
Industria de Diseno Textil SA (Specialty Retail)	20,358	690,439
		1,107,069
Sweden 2.4%
Atlas Copco AB, Class B (Machinery)	8,968	509,323
Epiroc AB, Class B (Machinery)	13,280	266,884
Evolution AB (Hotels, Restaurants & Leisure) (b)	2,685	467,732

	Shares	Value
Common Stocks
Sweden
Swedish Match AB (Tobacco)	60,991	$ 546,116
		1,790,055
Switzerland 3.8%
Kuehne + Nagel International AG (Registered) (Marine)	1,703	574,529
Logitech International SA (Registered) (Technology Hardware, Storage & Peripherals)	7,832	856,475
Partners Group Holding AG (Capital Markets)	352	601,724
Tecan Group AG (Registered) (Life Sciences Tools & Services)	1,345	775,805
		2,808,533
Taiwan 1.9%
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,000	515,287
Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	3,000	314,321
Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment) (a)	12,000	219,274
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	17,000	352,584
		1,401,466
United Kingdom 2.1%
Fevertree Drinks plc (Beverages)	15,998	531,692
Games Workshop Group plc (Leisure Products)	3,132	494,990
Howden Joinery Group plc (Trading Companies & Distributors)	44,317	552,681
		1,579,363
United States 61.5%
Accenture plc, Class A (IT Services)	2,456	780,222
Adobe, Inc. (Software) (a)	949	589,927
Align Technology, Inc. (Health Care Equipment & Supplies) (a)	876	609,521
Alphabet, Inc., Class A (Interactive Media & Services) (a)	467	1,258,346
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,559	956,696
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,617	925,917
Arista Networks, Inc. (Communications Equipment) (a)	2,004	762,302
Artisan Partners Asset Management, Inc., Class A (Capital Markets)	15,382	739,720
Automatic Data Processing, Inc. (IT Services)	3,455	724,272
Avast plc (Software) (b)	65,697	529,649
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) (a)	251	546,743
Bruker Corp. (Life Sciences Tools & Services)	5,349	439,955
Chemed Corp. (Health Care Providers & Services)	1,334	635,011
Copart, Inc. (Commercial Services & Supplies) (a)	5,571	818,937
Corcept Therapeutics, Inc. (Pharmaceuticals) (a)	19,583	406,739
Costco Wholesale Corp. (Food & Staples Retailing)	2,423	1,041,212
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	1,976	811,840
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,523	800,321
Donaldson Co., Inc. (Machinery)	4,923	325,853
Electronic Arts, Inc. (Entertainment)	4,566	657,321
Eli Lilly and Co. (Pharmaceuticals)	3,271	796,488
Expeditors International of Washington, Inc. (Air Freight & Logistics)	2,992	383,724
Exponent, Inc. (Professional Services)	6,609	707,758
Fastenal Co. (Trading Companies & Distributors)	18,851	1,032,469
Ferguson plc (Trading Companies & Distributors)	5,113	717,103

	Shares	Value
Common Stocks
United States
Fortinet, Inc. (Software) (a)	4,331	$ 1,179,071
Gentex Corp. (Auto Components)	25,152	855,923
Home Depot, Inc. (The) (Specialty Retail)	2,082	683,292
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	1,172	795,237
Intuit, Inc. (Software)	1,574	834,173
Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (a)	357	353,951
Jack Henry & Associates, Inc. (IT Services)	1,624	282,722
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,702	940,728
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,669	1,063,837
Liberty Media Corp-Liberty SiriusXM (a)
Class A (Media)	6,860	320,293
Class C (Media)	648	29,938

LPL Financial Holdings, Inc. (Capital Markets)	8,100	1,142,424
MarketAxess Holdings, Inc. (Capital Markets)	1,157	549,772
Masimo Corp. (Health Care Equipment & Supplies) (a)	3,857	1,050,608
Mastercard, Inc., Class A (IT Services)	2,384	920,081
Medpace Holdings, Inc. (Life Sciences Tools & Services) (a)	4,968	874,070
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	415	611,590
Microsoft Corp. (Software)	4,940	1,407,455
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,107	946,591
Monster Beverage Corp. (Beverages) (a)	10,232	965,082
MSCI, Inc. (Capital Markets)	731	435,647
Paychex, Inc. (IT Services)	8,051	916,365
Rollins, Inc. (Commercial Services & Supplies)	9,858	377,857
Southwest Airlines Co. (Airlines) (a)	8,965	452,912
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,231	756,630
T. Rowe Price Group, Inc. (Capital Markets)	3,402	694,552
Take-Two Interactive Software, Inc. (Entertainment) (a)	5,301	919,299
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,924	747,993
TJX Cos., Inc. (The) (Specialty Retail)	6,163	424,076
TTEC Holdings, Inc. (IT Services)	1,368	142,956
Union Pacific Corp. (Road & Rail)	3,354	733,721
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,825	752,302
Veeva Systems, Inc., Class A (Health Care Technology) (a)	1,640	545,644
Waters Corp. (Life Sciences Tools & Services) (a)	470	183,211
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,027	422,847
Western Alliance Bancorp (Banks)	6,285	583,374
Wingstop, Inc. (Hotels, Restaurants & Leisure)	7,145	1,224,010
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,258	428,069
Zoetis, Inc. (Pharmaceuticals)	3,746	759,314
		45,305,663
Total Common Stocks (Cost $51,649,502)		73,023,770

	Shares	Value
Short-Term Investment 2.8%
Affiliated Investment Company 2.8%
United States 2.8%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	2,071,105	$ 2,071,105
Total Short-Term Investment (Cost $2,071,105)		2,071,105
Total Investments (Cost $53,720,607)	101.9%	75,094,875
Other Assets, Less Liabilities	(1.9)	(1,372,081)
Net Assets	100.0%	$ 73,722,794

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $102,143. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $114,780.
(d)	Current yield as of July 31, 2021.

Abbreviation(s):
SDR—Special Drawing Right
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 73,023,770	$ —	$ —	$ 73,023,770
Short-Term Investment
Affiliated Investment Company	2,071,105	—	—	2,071,105
Total Investments in Securities	$ 75,094,875	$ —	$ —	$ 75,094,875

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.4%
Canada 8.5%
BCE, Inc. (Diversified Telecommunication Services)	241,036	$ 12,030,548
Fortis, Inc. (Electric Utilities)	181,896	8,249,179
Great-West Lifeco, Inc. (Insurance)	338,537	10,186,501
Nutrien Ltd. (Chemicals)	349,406	20,754,717
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	256,117	17,464,618
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	131,067	6,689,922
Royal Bank of Canada (Banks)	150,887	15,260,437
TELUS Corp. (Diversified Telecommunication Services)	499,974	11,104,745
		101,740,667
France 4.9%
AXA SA (Insurance)	455,539	11,823,583
Danone SA (Food Products)	88,870	6,542,492
Orange SA (Diversified Telecommunication Services)	904,364	10,078,973
Sanofi (Pharmaceuticals)	141,617	14,595,246
TotalEnergies SE (Oil, Gas & Consumable Fuels)	351,644	15,308,953
		58,349,247
Germany 8.0%
Allianz SE (Registered) (Insurance)	79,280	19,749,639
BASF SE (Chemicals)	169,428	13,309,158
Bayer AG (Registered) (Pharmaceuticals)	105,493	6,293,344
Deutsche Post AG (Registered) (Air Freight & Logistics)	228,888	15,506,415
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	690,181	14,332,639
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	63,296	17,111,844
Siemens AG (Registered) (Industrial Conglomerates)	60,419	9,430,607
		95,733,646
Italy 3.0%
Assicurazioni Generali SpA (Insurance)	558,794	11,169,349
Snam SpA (Gas Utilities)	2,825,938	17,109,981
Terna Rete Elettrica Nazionale SpA (Electric Utilities)	962,545	7,654,754
		35,934,084
Japan 2.4%
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	432,500	14,515,883
Tokio Marine Holdings, Inc. (Insurance)	153,800	7,304,116
Toyota Motor Corp. (Automobiles)	79,900	7,141,147
		28,961,146
Norway 1.4%
Orkla ASA (Food Products)	627,524	5,703,634
Telenor ASA (Diversified Telecommunication Services)	620,172	10,768,203
		16,471,837
Republic of Korea 1.5%
Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	10,533	18,079,895

	Shares	Value
Common Stocks
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	895,100	$ 7,848,104
Spain 0.5%
Industria de Diseno Textil SA (Specialty Retail)	179,978	6,103,934
Switzerland 2.0%
Nestle SA (Registered) (Food Products)	51,468	6,522,632
Novartis AG (Registered) (Pharmaceuticals)	115,083	10,656,468
Roche Holding AG (Pharmaceuticals)	17,263	6,676,704
		23,855,804
Taiwan 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	129,469	15,101,264
United Kingdom 7.9%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	170,068	9,734,692
BAE Systems plc (Aerospace & Defense)	2,217,594	17,754,945
British American Tobacco plc (Tobacco)	384,571	14,328,712
British American Tobacco plc, Sponsored ADR (Tobacco)	111,567	4,178,184
Coca-Cola Europacific Partners plc (Beverages)	116,362	7,221,426
GlaxoSmithKline plc (Pharmaceuticals)	599,393	11,812,489
Linde plc (Chemicals)	21,738	6,682,044
National Grid plc (Multi-Utilities)	687,304	8,828,413
Unilever plc (Personal Products)	237,839	13,723,049
		94,263,954
United States 56.3%
AbbVie, Inc. (Biotechnology)	178,379	20,745,478
Altria Group, Inc. (Tobacco)	261,815	12,577,593
Ameren Corp. (Multi-Utilities)	79,280	6,653,178
American Electric Power Co., Inc. (Electric Utilities)	100,059	8,817,199
American Tower Corp. (Equity Real Estate Investment Trusts)	24,295	6,870,626
Amgen, Inc. (Biotechnology)	28,451	6,872,055
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	108,690	18,196,880
Apple, Inc. (Technology Hardware, Storage & Peripherals)	84,395	12,309,855
AT&T, Inc. (Diversified Telecommunication Services)	267,249	7,496,334
BlackRock, Inc. (Capital Markets)	10,335	8,962,202
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	41,238	20,016,925
Chevron Corp. (Oil, Gas & Consumable Fuels)	94,624	9,633,669
Cisco Systems, Inc. (Communications Equipment)	304,012	16,833,144
Coca-Cola Co. (The) (Beverages)	158,879	9,060,869
Cummins, Inc. (Machinery)	38,098	8,842,546
Dominion Energy, Inc. (Multi-Utilities)	129,789	9,717,302
Dow, Inc. (Chemicals)	148,649	9,240,022
Duke Energy Corp. (Electric Utilities)	63,296	6,653,043
Eaton Corp. plc (Electrical Equipment)	51,468	8,134,517
Emerson Electric Co. (Electrical Equipment)	150,248	15,158,521

	Shares	Value
Common Stocks
United States
Entergy Corp. (Electric Utilities)	102,936	$ 10,594,173
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	537,056	12,121,354
Evergy, Inc. (Electric Utilities)	159,199	10,382,959
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	385,210	7,033,935
Hasbro, Inc. (Leisure Products)	112,206	11,157,765
Home Depot, Inc. (The) (Specialty Retail)	22,058	7,239,215
Intel Corp. (Semiconductors & Semiconductor Equipment)	133,625	7,178,335
International Business Machines Corp. (IT Services)	129,469	18,249,950
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	413,022	18,073,843
Johnson & Johnson (Pharmaceuticals)	52,747	9,083,033
JPMorgan Chase & Co. (Banks)	75,444	11,450,890
Kimberly-Clark Corp. (Household Products)	74,092	10,055,766
KLA Corp. (Semiconductors & Semiconductor Equipment)	44,435	15,470,490
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure) (a)	136,136	5,765,360
Lazard Ltd., Class A (Capital Markets)	304,582	14,376,270
Leggett & Platt, Inc. (Household Durables)	158,879	7,630,958
Lockheed Martin Corp. (Aerospace & Defense)	20,459	7,603,996
LyondellBasell Industries NV, Class A (Chemicals)	89,829	8,922,715
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)	198,519	9,250,985
McDonald's Corp. (Hotels, Restaurants & Leisure)	31,328	7,603,619
Medtronic plc (Health Care Equipment & Supplies)	81,198	10,662,109
Merck & Co., Inc. (Pharmaceuticals)	158,879	12,213,029
MetLife, Inc. (Insurance)	273,963	15,807,665
Microsoft Corp. (Software)	83,116	23,680,580
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	95,903	8,551,670
NextEra Energy, Inc. (Electric Utilities)	88,870	6,922,973
Omnicom Group, Inc. (Media)	80,878	5,889,536
PepsiCo, Inc. (Beverages)	47,312	7,425,618
Pfizer, Inc. (Pharmaceuticals)	289,946	12,412,588
Philip Morris International, Inc. (Tobacco)	185,732	18,589,916
Phillips 66 (Oil, Gas & Consumable Fuels)	93,345	6,854,323
PNC Financial Services Group, Inc. (The) (Banks)	39,960	7,289,104
Procter & Gamble Co. (The) (Household Products)	47,951	6,820,071
Raytheon Technologies Corp. (Aerospace & Defense)	79,280	6,893,396
T. Rowe Price Group, Inc. (Capital Markets)	34,845	7,113,955
Target Corp. (Multiline Retail)	30,689	8,011,363
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	73,206	13,954,528
Truist Financial Corp. (Banks)	189,568	10,318,186
United Parcel Service, Inc., Class B (Air Freight & Logistics)	36,763	7,034,968
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	18,861	5,756,377
Verizon Communications, Inc. (Diversified Telecommunication Services)	229,528	12,803,072
Watsco, Inc. (Trading Companies & Distributors)	23,247	6,565,883
WEC Energy Group, Inc. (Multi-Utilities)	69,370	6,530,492
Welltower, Inc. (Equity Real Estate Investment Trusts)	73,845	6,414,177

	Shares	Value
Common Stocks
United States
WP Carey, Inc. (Equity Real Estate Investment Trusts)	86,632	$ 6,990,336
		673,543,484
Total Common Stocks (Cost $927,412,399)		1,175,987,066
Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
United States 1.0%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	12,643,581	12,643,581
Total Short-Term Investment (Cost $12,643,581)		12,643,581
Total Investments (Cost $940,055,980)	99.4%	1,188,630,647
Other Assets, Less Liabilities	0.6	6,867,126
Net Assets	100.0%	$ 1,195,497,773

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,175,987,066	$ —	$ —	$ 1,175,987,066
Short-Term Investment
Affiliated Investment Company	12,643,581	—	—	12,643,581
Total Investments in Securities	$ 1,188,630,647	$ —	$ —	$ 1,188,630,647

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.0%
Finland 3.5%
Nordea Bank Abp (Banks)	941,766	$ 11,038,542
France 22.5%
AXA SA (Insurance)	443,437	11,509,474
Bureau Veritas SA (Professional Services)	335,822	11,090,589
EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	39,359	7,431,119
Kering SA (Textiles, Apparel & Luxury Goods)	5,738	5,147,228
Pernod Ricard SA (Beverages)	34,583	7,634,582
Sanofi (Pharmaceuticals)	84,084	8,665,815
Schneider Electric SE (Electrical Equipment)	54,056	9,060,711
Ubisoft Entertainment SA (Entertainment) (a)	146,750	9,320,360
		69,859,878
Italy 3.2%
Enel SpA (Electric Utilities)	1,085,780	10,020,691
Japan 19.9%
Asahi Group Holdings Ltd. (Beverages)	181,400	8,120,463
Hoya Corp. (Health Care Equipment & Supplies)	69,700	9,787,416
Keyence Corp. (Electronic Equipment, Instruments & Components)	15,800	8,747,933
SoftBank Group Corp. (Wireless Telecommunication Services)	111,500	6,948,868
Sony Group Corp. (Household Durables)	100,900	10,462,035
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	295,000	9,901,007
Toyota Industries Corp. (Auto Components)	92,400	7,698,245
		61,665,967
Macao 2.4%
Sands China Ltd. (Hotels, Restaurants & Leisure)	2,159,500	7,377,895
Netherlands 10.5%
Akzo Nobel NV (Chemicals)	58,711	7,250,141
ASML Holding NV (Semiconductors & Semiconductor Equipment)	13,058	9,898,143
Koninklijke DSM NV (Chemicals)	28,534	5,752,545
Koninklijke Philips NV (Health Care Equipment & Supplies)	211,452	9,754,971
		32,655,800
Republic of Korea 2.7%
Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	4,854	8,331,891
Spain 4.8%
Cellnex Telecom SA (Diversified Telecommunication Services)	121,610	7,925,637
Industria de Diseno Textil SA (Specialty Retail)	208,382	7,067,252
		14,992,889
Switzerland 9.8%
ABB Ltd. (Registered) (Electrical Equipment)	274,681	10,046,013
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	213,972	8,767,091

	Shares	Value
Common Stocks
Switzerland
Swiss Re AG (Insurance)	126,872	$ 11,487,599
		30,300,703
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	64,834	7,562,238
United Kingdom 16.3%
Coca-Cola Europacific Partners plc (Beverages)	168,694	10,469,150
Compass Group plc (Hotels, Restaurants & Leisure)	363,518	7,685,461
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	94,685	6,252,893
Linde plc (Chemicals)	30,640	9,418,430
Rentokil Initial plc (Commercial Services & Supplies)	1,328,272	10,464,818
Unilever plc (Personal Products)	108,152	6,240,251
		50,531,003
Total Common Stocks (Cost $247,798,486)		304,337,497
Short-Term Investment 1.1%
Affiliated Investment Company 1.1%
United States 1.1%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	3,503,952	3,503,952
Total Short-Term Investment (Cost $3,503,952)		3,503,952
Total Investments (Cost $251,302,438)	99.1%	307,841,449
Other Assets, Less Liabilities	0.9	2,640,297
Net Assets	100.0%	$ 310,481,746

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 304,337,497	$ —	$ —	$ 304,337,497
Short-Term Investment
Affiliated Investment Company	3,503,952	—	—	3,503,952
Total Investments in Securities	$ 307,841,449	$ —	$ —	$ 307,841,449

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.9%
General Dynamics Corp.	36,419	$ 7,139,217
Lockheed Martin Corp.	33,267	12,364,346
Raytheon Technologies Corp.	133,418	11,600,695
		31,104,258
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	51,827	9,917,615
Banks 6.6%
Bank of America Corp.	357,439	13,711,360
JPMorgan Chase & Co.	121,863	18,496,366
PNC Financial Services Group, Inc. (The)	53,227	9,709,137
Truist Financial Corp.	339,674	18,488,456
U.S. Bancorp	207,657	11,533,270
		71,938,589
Beverages 3.0%
Coca-Cola Co. (The)	184,545	10,524,601
Coca-Cola Europacific Partners plc	147,075	9,127,475
PepsiCo, Inc.	81,592	12,805,864
		32,457,940
Biotechnology 3.2%
AbbVie, Inc.	165,635	19,263,351
Amgen, Inc.	61,982	14,971,132
		34,234,483
Capital Markets 4.4%
BlackRock, Inc.	21,711	18,827,128
CME Group, Inc.	39,920	8,468,229
Lazard Ltd., Class A	281,254	13,275,189
T. Rowe Price Group, Inc.	34,668	7,077,819
		47,648,365
Chemicals 5.3%
Dow, Inc.	206,256	12,820,873
Linde plc	26,964	8,288,464
LyondellBasell Industries NV, Class A	98,751	9,808,937
Nutrien Ltd.	327,418	19,448,629
PPG Industries, Inc.	45,173	7,386,689
		57,753,592
Commercial Services & Supplies 1.6%
Republic Services, Inc.	97,350	11,522,346
Waste Management, Inc.	40,645	6,026,028
		17,548,374
Communications Equipment 1.4%
Cisco Systems, Inc.	275,942	15,278,909

	Shares	Value
Common Stocks
Containers & Packaging 0.9%
Amcor plc	857,240	$ 9,909,694
Diversified Telecommunication Services 1.9%
AT&T, Inc.	269,585	7,561,859
Verizon Communications, Inc.	239,173	13,341,070
		20,902,929
Electric Utilities 5.4%
Alliant Energy Corp.	110,307	6,456,269
American Electric Power Co., Inc.	102,603	9,041,376
Duke Energy Corp.	64,083	6,735,764
Entergy Corp.	130,267	13,407,079
Evergy, Inc.	142,523	9,295,350
Eversource Energy	88,595	7,643,091
NextEra Energy, Inc.	80,892	6,301,487
		58,880,416
Electrical Equipment 3.5%
Eaton Corp. plc	107,855	17,046,483
Emerson Electric Co.	208,007	20,985,826
		38,032,309
Equity Real Estate Investment Trusts 3.7%
American Tower Corp.	30,466	8,615,785
Iron Mountain, Inc.	374,123	16,371,623
Welltower, Inc.	67,670	5,877,816
WP Carey, Inc.	114,576	9,245,137
		40,110,361
Food & Staples Retailing 1.4%
Walmart, Inc.	106,455	15,175,160
Health Care Equipment & Supplies 2.1%
Medtronic plc	173,339	22,761,143
Health Care Providers & Services 2.0%
CVS Health Corp.	125,014	10,296,153
UnitedHealth Group, Inc.	26,964	11,115,100
		21,411,253
Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands Corp. (a)	124,489	5,272,109
McDonald's Corp.	46,574	11,303,975
Vail Resorts, Inc.	17,509	5,343,747
		21,919,831
Household Durables 0.7%
Leggett & Platt, Inc.	156,180	7,501,325

	Shares	Value
Common Stocks
Household Products 3.0%
Colgate-Palmolive Co.	72,137	$ 5,734,891
Kimberly-Clark Corp.	79,710	10,818,241
Procter & Gamble Co. (The)	111,007	15,788,526
		32,341,658
Industrial Conglomerates 1.4%
Honeywell International, Inc.	66,534	15,554,984
Insurance 5.9%
Allianz SE, ADR	416,364	10,344,564
Arthur J Gallagher & Co.	116,610	16,244,939
Marsh & McLennan Cos., Inc.	57,429	8,454,697
MetLife, Inc.	342,126	19,740,670
Travelers Cos., Inc. (The)	61,632	9,178,238
		63,963,108
IT Services 1.9%
Automatic Data Processing, Inc.	29,765	6,239,637
International Business Machines Corp.	52,527	7,404,206
Paychex, Inc.	56,729	6,456,895
		20,100,738
Leisure Products 1.0%
Hasbro, Inc.	113,808	11,317,068
Machinery 0.7%
Cummins, Inc.	34,839	8,086,132
Media 2.2%
Comcast Corp., Class A	296,252	17,428,505
Omnicom Group, Inc.	81,942	5,967,017
		23,395,522
Multiline Retail 1.4%
Target Corp.	59,881	15,631,935
Multi-Utilities 3.4%
Ameren Corp.	134,819	11,314,010
CMS Energy Corp.	89,996	5,560,853
Dominion Energy, Inc.	89,296	6,685,592
NiSource, Inc.	231,119	5,724,818
WEC Energy Group, Inc.	86,144	8,109,596
		37,394,869
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp.	132,718	13,512,020
Enterprise Products Partners LP	499,006	11,262,565
Magellan Midstream Partners LP	182,444	8,501,890

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Phillips 66	99,451	$ 7,302,687
		40,579,162
Pharmaceuticals 5.7%
Eli Lilly and Co.	43,422	10,573,257
Johnson & Johnson	110,307	18,994,866
Merck & Co., Inc.	226,216	17,389,224
Pfizer, Inc.	345,978	14,811,318
		61,768,665
Semiconductors & Semiconductor Equipment 6.6%
Analog Devices, Inc.	101,202	16,943,239
Broadcom, Inc.	37,469	18,187,453
Intel Corp.	193,649	10,402,824
KLA Corp.	42,022	14,630,379
Texas Instruments, Inc.	62,332	11,881,726
		72,045,621
Software 2.0%
Microsoft Corp.	76,339	21,749,744
Specialty Retail 1.4%
Home Depot, Inc. (The)	46,574	15,285,121
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	77,390	11,288,105
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	342,476	6,253,612
Tobacco 2.8%
Altria Group, Inc.	216,061	10,379,570
British American Tobacco plc, Sponsored ADR	193,649	7,252,155
Philip Morris International, Inc.	129,566	12,968,261
		30,599,986
Trading Companies & Distributors 1.3%
MSC Industrial Direct Co., Inc., Class A	93,754	8,360,044
Watsco, Inc.	21,258	6,004,110
		14,364,154
Total Common Stocks (Cost $792,127,021)		1,076,206,730

	Shares	Value
Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	10,572,916	$ 10,572,916
Total Short-Term Investment (Cost $10,572,916)		10,572,916
Total Investments (Cost $802,699,937)	99.9%	1,086,779,646
Other Assets, Less Liabilities	0.1	905,101
Net Assets	100.0%	$ 1,087,684,747

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,076,206,730	$ —	$ —	$ 1,076,206,730
Short-Term Investment
Affiliated Investment Company	10,572,916	—	—	10,572,916
Total Investments in Securities	$ 1,086,779,646	$ —	$ —	$ 1,086,779,646

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Equity Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 96.8%
Equity Funds 96.8%
IQ 50 Percent Hedged FTSE International ETF	373,229	$ 9,278,473
IQ 500 International ETF (a)	589,650	19,229,843
IQ Candriam ESG International Equity ETF (a)	653,023	19,486,402
IQ Candriam ESG U.S. Equity ETF (a)	1,133,053	43,004,913
IQ Chaikin U.S. Large Cap ETF (a)	946,247	32,276,580
IQ Chaikin U.S. Small Cap ETF (a)	636,466	22,180,840
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,722,782	22,587,396
MainStay Epoch Capital Growth Fund Class I	106,500	1,771,181
MainStay Epoch International Choice Fund Class I (a)	376,510	15,838,914
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,726,248	33,621,620
MainStay MacKay International Equity Fund Class R6 (a)	584,800	13,675,422
MainStay MacKay S&P 500 Index Fund Class I (a)	822,518	47,736,137
MainStay Winslow Large Cap Growth Fund Class R6	2,860,349	45,364,843
MainStay WMC Enduring Capital Fund Class R6 (a)	1,087,213	37,664,662
MainStay WMC Growth Fund Class R6 (a)	517,152	29,035,982
MainStay WMC International Research Equity Fund Class I (a)	1,884,989	15,237,119
MainStay WMC Small Companies Fund Class I (a)	733,352	24,304,834
MainStay WMC Value Fund Class R6 (a)	625,368	34,573,892
Total Affiliated Investment Companies (Cost $331,209,837)		466,869,053
Short-Term Investment 3.0%
Affiliated Investment Company 3.0%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	14,578,772	14,578,772
Total Short-Term Investment (Cost $14,578,772)	3.0%	14,578,772
Total Investments (Cost $345,788,609)	99.8%	481,447,825
Other Assets, Less Liabilities	0.2	798,264
Net Assets	100.0%	$ 482,246,089

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of July 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	3,176	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(3,824)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	16,260	—
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	4,688	—
Citibank NA	iShares MSCI USA Momentum Factor ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	7,800	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(20,939)	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA	12/2/21	Monthly	3,968	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	18,414	—
Citibank NA	S&P 500 Consumer Discretionary	1 month LIBOR BBA plus 0.45%	7/7/22	Monthly	1,036	—
Citibank NA	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.10%	12/2/21	Monthly	(16,991)	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	2,219	—
						$ —

1.	As of July 31, 2021, cash in the amount $1,500,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 466,869,053	$ —	$ —	$ 466,869,053
Short-Term Investment
Affiliated Investment Company	14,578,772	—	—	14,578,772
Total Investments in Securities	$ 481,447,825	$ —	$ —	$ 481,447,825

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.3%
Asset-Backed Securities 1.6%
Other Asset-Backed Securities 1.6%
Carlyle Global Market Strategies (a)(b)
Series 2021-5A, Class B
1.735% (3 Month LIBOR + 1.60%), due 7/20/34	$ 2,500,000	$ 2,500,478
Series 2021-5A, Class E
6.385% (3 Month LIBOR + 6.25%), due 7/20/34	2,500,000	2,499,860
Dryden Senior Loan Fund (a)(b)
Series 2021-87A, Class B
1.688% (3 Month LIBOR + 1.55%), due 5/20/34	2,500,000	2,492,383
Series 2021-87A, Class E
6.288% (3 Month LIBOR + 6.15%), due 5/20/34	2,500,000	2,496,138
Magnetite XXXI Ltd. (a)(b)(c)
Series 2021-31A, Class B
TBD, (3 Month LIBOR + 1.65%), due 7/15/34	2,500,000	2,500,507
Series 2021-31A, Class E
TBD, (3 Month LIBOR + 6.00%), due 7/15/34	2,500,000	2,500,507
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class C
2.061% (3 Month LIBOR + 1.95%), due 7/17/35	2,500,000	2,500,500
Series 2021-43A, Class E
6.111% (3 Month LIBOR + 6.00%), due 7/17/35	2,500,000	2,500,500
Octagon Investment Partners 51 Ltd. (a)(b)
Series 2021-1A, Class B
1.811% (3 Month LIBOR + 1.70%), due 7/20/34	2,500,000	2,501,925
Series 2021-1A, Class E
6.86% (3 Month LIBOR + 6.75%), due 7/20/34	2,500,000	2,488,698
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
1.781% (3 Month LIBOR + 1.65%), due 4/20/34	2,500,000	2,501,260
Series 2021-1A, Class E
6.381% (3 Month LIBOR + 6.25%), due 4/20/34	2,500,000	2,500,892
Total Asset-Backed Securities (Cost $30,000,000)		29,983,648
Corporate Bonds 3.7%
Aerospace & Defense 0.2%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	500,000	581,855
Spirit AeroSystems, Inc.
7.50%, due 4/15/25 (a)	2,100,000	2,226,000
		2,807,855
Airlines 0.2%
United Airlines, Inc. (a)
4.375%, due 4/15/26	800,000	823,104
4.625%, due 4/15/29	2,400,000	2,469,000
		3,292,104

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 0.1%
Ford Motor Co.
8.50%, due 4/21/23	$ 700,000	$ 777,161
9.00%, due 4/22/25	1,400,000	1,723,330
		2,500,491
Building Materials 0.2%
JELD-WEN, Inc. (a)
4.625%, due 12/15/25	590,000	601,063
4.875%, due 12/15/27	780,000	809,250
Koppers, Inc.
6.00%, due 2/15/25 (a)	2,000,000	2,050,000
U.S. Concrete, Inc.
5.125%, due 3/1/29 (a)	400,000	437,000
		3,897,313
Chemicals 0.0% ‡
Kraton Polymers LLC
4.25%, due 12/15/25 (a)	800,000	820,000
Commercial Services 0.4%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	891,437
Jaguar Holding Co. II
4.625%, due 6/15/25 (a)	2,800,000	2,929,500
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	1,043,650
Sotheby's
5.875%, due 6/1/29 (a)	2,100,000	2,181,585
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	1,000,000	927,500
		7,973,672
Distribution & Wholesale 0.1%
IAA, Inc.
5.50%, due 6/15/27 (a)	500,000	524,375
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	400,000	409,500
		933,875
Electric 0.1%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,548,750
Entertainment 0.1%
Caesars Resort Collection LLC
5.75%, due 7/1/25 (a)	500,000	525,625

	Principal Amount	Value
Corporate Bonds
Entertainment
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	$ 1,350,000	$ 1,454,625
		1,980,250
Environmental Control 0.4%
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	2,000,000	2,052,500
4.25%, due 6/1/25	1,200,000	1,246,500
4.75%, due 6/15/29	4,000,000	4,134,600
		7,433,600
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	256,800
US Foods, Inc.
6.25%, due 4/15/25 (a)	1,200,000	1,264,452
		1,521,252
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	251,400
Insurance 0.1%
GTCR AP Finance, Inc.
8.00%, due 5/15/27 (a)	900,000	954,000
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	692,740
Lodging 0.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	600,000	621,750
8.625%, due 6/1/25 (a)	2,000,000	2,179,980
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	1,045,110
		3,846,840
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	430,000	441,288
Media 0.1%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	755,557

	Principal Amount	Value
Corporate Bonds
Media
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	$ 1,400,000	$ 1,505,434
		2,260,991
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	640,000	670,310
Packaging & Containers 0.2%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	1,600,000	1,602,000
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	1,043,715
Plastipak Holdings, Inc.
6.25%, due 10/15/25 (a)	530,000	540,960
		3,186,675
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	714,875
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,442,000
		2,156,875
Real Estate 0.1%
Realogy Group LLC (a)
5.75%, due 1/15/29	1,670,000	1,751,413
7.625%, due 6/15/25	560,000	603,400
		2,354,813
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	650,000	675,187
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	310,306
		985,493
Retail 0.4%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	3,120,000	3,111,701
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	617,700
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	2,003,880
Michaels Cos., Inc. (The) (a)
5.25%, due 5/1/28	1,050,000	1,086,750
7.875%, due 5/1/29	1,400,000	1,452,500
		8,272,531

	Principal Amount	Value
Corporate Bonds
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 6/30/28	$ 700,000	$ 705,779
4.875%, due 6/30/29	700,000	704,998
		1,410,777
Telecommunications 0.3%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	560,000	598,444
LogMeIn, Inc.
5.50%, due 9/1/27 (a)	2,200,000	2,280,630
Lumen Technologies, Inc.
4.50%, due 1/15/29 (a)	1,330,000	1,305,794
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	822,600
		5,007,468
Trucking & Leasing 0.1%
DAE Funding LLC
5.00%, due 8/1/24 (a)	1,000,000	1,025,000
Total Corporate Bonds (Cost $65,590,103)		68,226,363
Loan Assignments 93.0%
Aerospace & Defense 2.4%
AI Convoy (Luxembourg) SARL
USD Facility Term Loan B
4.50% (6 Month LIBOR + 3.50%), due 1/18/27 (b)	1,600,375	1,597,875
Arcline FM Holdings LLC
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 6/23/28 (b)	5,100,000	5,103,187
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
1.842% (1 Month LIBOR + 1.75%), due 9/7/27 (b)	3,855,452	3,812,768
Dynasty Acquisition Co., Inc. (b)
2020 Term Loan B1
3.647% (3 Month LIBOR + 3.50%), due 4/6/26	1,812,813	1,749,364
2020 Term Loan B2
3.647% (3 Month LIBOR + 3.50%), due 4/6/26	974,631	940,519
Kestrel Bidco, Inc.
Term Loan
4.00% (3 Month LIBOR + 3.00%), due 12/11/26 (b)	4,223,655	4,066,147
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
4.50% (3 Month LIBOR + 3.50%), due 5/30/25 (b)	7,548,133	7,511,963
Science Applications International Corp.
Tranche Term Loan B
1.967% (1 Month LIBOR + 1.875%), due 10/31/25 (b)	2,042,250	2,023,529

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
SkyMiles IP Ltd.
Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27 (b)	$ 1,814,286	$ 1,914,071
TransDigm, Inc. (b)
Tranche Refinancing Term Loan G
2.342% (1 Month LIBOR + 2.25%), due 8/22/24	2,000,000	1,967,272
Tranche Refinancing Term Loan E
2.342% (1 Month LIBOR + 2.25%), due 5/30/25	967,762	949,837
Tranche Refinancing Term Loan F
2.342% (1 Month LIBOR + 2.25%), due 12/9/25	8,364,872	8,210,883
United AirLines, Inc.
Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 4/21/28 (b)	4,189,500	4,192,990
		44,040,405
Automobile 1.5%
American Axle & Manufacturing, Inc.
Tranche Term Loan B
3.00% (1 Month LIBOR + 2.25%), due 4/6/24 (b)	1,443,667	1,437,450
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
5.00% (3 Month LIBOR + 4.50%), due 4/6/28 (b)	5,900,000	5,933,188
Belron Finance LLC
2019 Dollar Second Incremental Loan
2.438% (3 Month LIBOR + 2.25%), due 10/30/26 (b)	1,231,250	1,222,016
Belron Group SA
Dollar Third Incremental Loan
3.25% (3 Month LIBOR + 2.75%), due 4/13/28 (b)	3,412,703	3,391,374
Chassix, Inc.
Initial Term Loan
6.50% (3 Month LIBOR + 5.50%), due 11/15/23 (b)	3,545,956	3,519,361
Clarios Global LP
First Lien Amendment No. 1 Dollar Term Loan
3.342% (1 Month LIBOR + 3.25%), due 4/30/26 (b)	2,306,906	2,286,720
KAR Auction Services, Inc.
Tranche Term Loan B6
2.375% (1 Month LIBOR + 2.25%), due 9/19/26 (b)	734,413	721,560
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
3.092% (1 Month LIBOR + 3.00%), due 2/5/26 (b)	9,231,524	9,098,821
		27,610,490
Banking 1.4%
Apollo Commercial Real Estate Finance, Inc. (b)
Initial Term Loan
2.839% (1 Month LIBOR + 2.75%), due 5/15/26	1,470,000	1,440,600
Term Loan B1
4.00% (1 Month LIBOR + 3.50%), due 3/11/28	2,992,500	2,962,575

	Principal Amount	Value
Loan Assignments
Banking
Broadstreet Partners, Inc.
First Lien 2020 Initial Term Loan
3.092% (1 Month LIBOR + 3.00%), due 1/27/27 (b)	$ 5,324,173	$ 5,254,767
Brookfield Property REIT, Inc.
Initial Term Loan B
2.592% (1 Month LIBOR + 2.50%), due 8/27/25 (b)	1,374,889	1,332,997
Edelman Financial Engines Center LLC
First Lien 2021 Initial Term Loan
4.25% (1 Month LIBOR + 3.75%), due 4/7/28 (b)	7,737,000	7,714,029
Greenhill & Co., Inc.
New Term Loan
3.342% (1 Month LIBOR + 3.25%), due 4/12/24 (b)(d)	1,395,046	1,389,814
Jane Street Group LLC
Dollar Term Loan 2.839%-2.854%
(1 Week LIBOR + 2.75%, 1 Month LIBOR + 2.75%), due 1/26/28 (b)	6,864,505	6,766,686
		26,861,468
Beverage, Food & Tobacco 2.6%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
3.589% (1 Month LIBOR + 3.50%), due 10/1/25 (b)	6,327,225	6,286,098
American Seafoods Group LLC
First Lien Tranche Term Loan B
3.75% (1 Month LIBOR + 2.75%), due 8/21/23 (b)	1,080,327	1,076,276
Arctic Glacier Group Holdings, Inc.
Specified Refinancing Term Loan
4.50% (3 Month LIBOR + 3.50%), due 3/20/24 (b)(d)	961,552	914,275
B&G Foods, Inc.
Tranche Term Loan B4
2.592% (1 Month LIBOR + 2.50%), due 10/10/26 (b)	825,833	824,653
CHG PPC Parent LLC
First Lien Initial Term Loan
2.842% (1 Month LIBOR + 2.75%), due 3/31/25 (b)	3,637,500	3,573,844
City Brewing Co. LLC
First Lien Closing Date Term Loan
4.25% (3 Month LIBOR + 3.50%), due 4/5/28 (b)	3,800,000	3,766,750
Froneri International Ltd.
First Lien Facility Term Loan B2
2.342% (1 Month LIBOR + 2.25%), due 1/29/27 (b)	2,984,850	2,928,418
H Food Holdings LLC
Initial Term Loan
3.78% (1 Month LIBOR + 3.6875%), due 5/23/25 (b)	6,606,443	6,532,121
JBS USA Lux SA
New Term Loan
2.092% (1 Month LIBOR + 2.00%), due 5/1/26 (b)	7,616,127	7,530,445
Sunshine Investments BV
Facility Term Loan B3
3.156% (3 Month LIBOR + 3.00%), due 3/28/25 (b)	6,214,899	6,121,676

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
U.S. Foods, Inc.
Initial Term Loan
1.842% (1 Month LIBOR + 1.75%), due 6/27/23 (b)	$ 4,288,846	$ 4,232,019
United Natural Foods, Inc.
Initial Term Loan
3.592% (1 Month LIBOR + 3.50%), due 10/22/25 (b)	4,560,252	4,543,151
		48,329,726
Broadcasting & Entertainment 3.5%
Altice France SA
USD Incremental Term Loan B13
4.155% (3 Month LIBOR + 4.00%), due 8/14/26 (b)	7,000,465	6,969,838
Charter Communications Operating LLC
Term Loan B1
1.85% (1 Month LIBOR + 1.75%), due 4/30/25 (b)	9,650,000	9,613,813
Clear Channel Outdoor Holdings, Inc.
Term Loan B 3.607%-3.629%
(2 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 8/21/26 (b)	1,228,125	1,191,281
Diamond Sports Group LLC
Term Loan
3.35% (1 Month LIBOR + 3.25%), due 8/24/26 (b)	2,942,563	1,615,649
Gray Television, Inc.
Term Loan C
2.60% (1 Month LIBOR + 2.50%), due 1/2/26 (b)	3,011,962	2,982,783
Nexstar Broadcasting, Inc.
Term Loan B4
2.60% (1 Month LIBOR + 2.50%), due 9/18/26 (b)	5,480,394	5,424,450
Numericable U.S. LLC (b)
USD Term Loan B11
2.879% (3 Month LIBOR + 2.75%), due 7/31/25	434,724	424,182
USD Term Loan B12
3.814% (3 Month LIBOR + 3.69%), due 1/31/26	3,849,976	3,798,001
Radiate Holdco LLC
Term Loan B
4.25% (1 Month LIBOR + 3.50%), due 9/25/26 (b)	9,719,178	9,675,986
Terrier Media Buyer, Inc.
First Lien 2021 Term Loan B
3.592% (1 Month LIBOR + 3.50%), due 12/17/26 (b)	8,106,775	8,016,838
Univision Communications, Inc.
Term Loan B
TBD, due 5/5/28	4,520,000	4,499,285
First Lien 2017 Replacement Repriced Term Loan
3.75% (1 Month LIBOR + 2.75%), due 3/15/24 (b)	4,966,237	4,949,685
WideOpenWest Finance LLC
Eighth Amendment Term Loan B
4.25% (1 Month LIBOR + 3.25%), due 8/18/23 (b)	5,355,822	5,340,199
		64,501,990

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate 2.7%
Beacon Roofing Supply, Inc.
2028 Term Loan
2.592% (1 Month LIBOR + 2.50%), due 5/19/28 (b)	$ 3,500,000	$ 3,475,626
Core & Main LP
Tranche Term Loan B
2.586% (1 Month LIBOR + 2.50%), due 7/27/28 (b)	2,000,000	1,981,250
Cornerstone Building Brands, Inc.
Tranche Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 4/12/28 (b)	8,610,062	8,581,365
Cushman & Wakefield U.S. Borrower LLC
Replacement Term Loan
2.842% (1 Month LIBOR + 2.75%), due 8/21/25 (b)	6,893,049	6,783,912
Hamilton Holdco LLC
Term Loan
2.15% (3 Month LIBOR + 2.00%), due 1/2/27 (b)	1,218,388	1,210,773
Realogy Group LLC
Extended 2025 Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/8/25 (b)	758,589	754,638
SIWF Holdings, Inc. (b)
First Lien Initial Term Loan
4.342% (1 Month LIBOR + 4.25%), due 6/15/25	2,822,722	2,822,722
Second Lien Initial Term Loan
8.592% (1 Month LIBOR + 8.50%), due 6/15/26	480,000	480,000
SRS Distribution, Inc.
2021 Refinancing Term Loan
4.25% (3 Month LIBOR + 3.75%), due 6/2/28 (b)	6,100,000	6,054,250
VC GB Holdings I Corp.
First Lien Initial Term Loan
4.00%, due 7/21/28	4,250,000	4,207,500
Wilsonart LLC
Tranche Term Loan E
4.50% (3 Month LIBOR + 3.50%), due 12/31/26 (b)	8,856,903	8,826,453
Zebra Buyer LLC
Term Loan
TBD, due 4/21/28	4,200,000	4,199,126
		49,377,615
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
Initial Term Loan
2.147% (3 Month LIBOR + 2.00%), due 12/30/26 (b)	4,957,450	4,907,875
Chemicals, Plastics & Rubber 4.4%
Allnex (Luxembourg) & Cy S.C.A. (b)(d)
Tranche Term Loan B2
4.00% (1 Month LIBOR + 3.25%), due 9/13/23	2,215,948	2,210,962
Tranche Term Loan B3
4.00% (1 Month LIBOR + 3.25%), due 9/13/23	1,669,609	1,665,852

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Alpha 3 BV
Initial Dollar Term Loan
3.00% (3 Month LIBOR + 2.50%), due 3/18/28 (b)	$ 4,096,000	$ 4,077,228
Aruba Investments Holdings LLC
First Lien Initial Dollar Term Loan
4.75% (3 Month LIBOR + 4.00%), due 11/24/27 (b)	1,063,988	1,067,092
Cabot Microelectronics Corp.
Term Loan B1
2.125% (1 Month LIBOR + 2.00%), due 11/17/25 (b)	1,830,599	1,823,734
Diamond (BC) BV
Initial USD Term Loan
3.092% (3 Month LIBOR + 3.00%), due 9/6/24 (b)	2,234,478	2,213,530
Emerald Performance Materials LLC
Cov-Lite Term Loan
5.00% (1 Month LIBOR + 4.00%), due 8/12/25 (b)	1,709,734	1,711,871
Flex Acquisition Co., Inc.
2021 Specified Refinancing Term Loan
4.00% (3 Month LIBOR + 3.50%), due 3/2/28 (b)	4,633,830	4,589,146
Herens Holdco SARL
USD Facility Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 6/29/28 (b)	3,500,000	3,498,908
INEOS Styrolution Group GmbH
2026 Tranche Dollar Term Loan B
3.25% (1 Month LIBOR + 2.75%), due 1/29/26 (b)	3,560,000	3,545,910
INEOS U.S. Finance LLC
2024 New Dollar Term Loan B
2.107% (2 Month LIBOR + 2.00%), due 4/1/24 (b)	2,394,177	2,364,916
Innophos Holdings, Inc.
Initial Term Loan
3.592% (1 Month LIBOR + 3.50%), due 2/5/27 (b)	5,461,164	5,440,685
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/5/28 (b)	8,500,000	8,507,080
Minerals Technologies, Inc.
New Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 2/14/24 (b)(d)	1,183,342	1,183,342
Nouryon Finance BV
Initial Dollar Term Loan
2.835% (1 Month LIBOR + 2.75%), due 10/1/25 (b)	5,917,431	5,837,546
Oxea Holding Vier GmbH
Tranche Term Loan B2
3.625% (1 Month LIBOR + 3.50%), due 10/14/24 (b)	5,032,581	4,988,546
Pactiv Evergreen, Inc.
Tranche U.S. Term Loan B1
2.842% (1 Month LIBOR + 2.75%), due 2/5/23 (b)	1,013,051	1,009,393
PAREXEL International Corp.
Initial Term Loan
2.842% (1 Month LIBOR + 2.75%), due 9/27/24 (b)	2,188,137	2,179,643

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
PPD, Inc.
Initial Term Loan
2.75% (1 Month LIBOR + 2.25%), due 1/13/28 (b)	$ 4,681,014	$ 4,666,385
PQ Corp.
Third Amendment Tranche Term Loan B1
2.379% (3 Month LIBOR + 2.25%), due 2/8/27 (b)	633,117	629,838
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
4.75% (3 Month LIBOR + 4.00%), due 3/16/27 (b)	7,969,262	7,964,991
Sparta U.S. HoldCo LLC
Term Loan
TBD, due 4/28/28	2,100,000	2,092,780
Tricorbraun Holdings, Inc. (b)
First Lien Delayed Draw Term Loan 3.25%-3.75%
(2 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 3/3/28 (d)	129,973	128,657
First Lien Closing Date Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 3/3/28	3,852,262	3,813,258
Tronox Finance LLC
First Lien Refinancing Term Loan 2.592%-2.647%
(1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/10/28 (b)	3,415,433	3,380,803
Venator Finance SARL
Initial Term Loan
3.092% (1 Month LIBOR + 3.00%), due 8/8/24 (b)	1,402,924	1,381,880
		81,973,976
Commercial Services 0.9%
ADMI Corp.
Amendment No.4 Refinancing Term Loan
3.625% (1 Month LIBOR + 3.125%), due 12/23/27 (b)	2,493,750	2,471,930
MHI Holdings LLC
Initial Term Loan
5.087% (1 Month LIBOR + 5.00%), due 9/21/26 (b)	2,781,339	2,783,077
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan
3.50% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 9/23/26 (b)	8,865,724	8,823,239
Sotheby's
2021 Refinancing Term Loan
5.50% (3 Month LIBOR + 4.75%), due 1/15/27 (b)	2,291,159	2,291,159
		16,369,405
Containers, Packaging & Glass 3.3%
Alliance Laundry Systems LLC
Initial Term Term Loan B
4.25% (3 Month LIBOR + 3.50%), due 10/8/27 (b)	6,749,179	6,741,795
Altium Packaging LLC
First Lien 2021 Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/3/28 (b)	3,077,394	3,043,413

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan
3.75% (3 Month LIBOR + 2.75%), due 12/7/23 (b)	$ 2,660,124	$ 2,465,049
Berlin Packaging LLC
Tranche Initial Term Loan B4
3.75% (3 Month LIBOR + 3.25%), due 3/11/28 (b)	3,990,000	3,953,843
Berry Global, Inc.
Term Loan Z
1.85% (1 Month LIBOR + 1.75%), due 7/1/26 (b)	3,300,749	3,261,210
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 12/1/27 (b)	3,599,621	3,596,622
Clearwater Paper Corp.
Initial Term Loan
3.125% (1 Month LIBOR + 3.00%), due 7/26/26 (b)	1,077,083	1,073,044
Fort Dearborn Holding Co., Inc. (b)
First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 10/19/23	2,357,815	2,354,868
Second Lien Initial Term Loan
9.50% (3 Month LIBOR + 8.50%), due 10/21/24 (d)	1,500,000	1,496,250
Graham Packaging Co., Inc.
2021 Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 8/4/27 (b)	7,552,681	7,498,392
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	4,780,408	4,621,632
Pretium PKG Holdings, Inc.
First Lien Initial Term Loan
4.75% (3 Month LIBOR + 4.00%), due 11/5/27 (b)	2,564,198	2,557,787
Pro Mach Group, Inc.
First Lien Initial Term Loan
2.842% (1 Month LIBOR + 2.75%), due 3/7/25 (b)(d)	1,994,845	1,962,928
Reynolds Consumer Products LLC
Initial Term Loan
1.842% (1 Month LIBOR + 1.75%), due 2/4/27 (b)	2,165,720	2,141,085
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 7/7/28 (b)	3,989,899	3,983,248
Tank Holding Corp. (b)
First Lien 2020 Incremental Term Loan 5.75%-7.25%
(1 Month LIBOR + 5.00%, 3 Month LIBOR + 4.00%, 3 Month LIBOR + 5.00%), due 3/26/26 (d)	855,700	856,235
First Lien 2020 Refinancing Term Loan
3.592% (1 Month LIBOR + 3.50%), due 3/26/26	4,426,520	4,378,567
Tekni-plex, Inc.
Term Loan B
TBD, due 1/1/28	3,302,928	3,294,671

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Tekni-Plex, Inc.
Delayed Draw Term Loan
TBD, due 7/29/28	468,500	$ 467,915
Trident TPI Holdings, Inc.
Tranche Term Loan B1
4.00% (3 Month LIBOR + 3.00%), due 10/17/24 (b)	$ 2,006,748	1,998,805
		61,747,359
Diversified/Conglomerate Manufacturing 3.3%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
4.25% (3 Month LIBOR + 3.75%), due 5/12/28 (b)	8,141,566	8,125,576
Bright Bidco BV
2018 Refinancing Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/30/24 (b)	2,863,044	2,273,054
EWT Holdings III Corp.
Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 4/1/28 (b)	4,725,000	4,671,844
Filtration Group Corp.
Initial Dollar Term Loan
3.092% (1 Month LIBOR + 3.00%), due 3/31/25 (b)	5,875,882	5,808,962
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
1.842% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	3,385,945	3,321,930
GYP Holdings III Corp.
First Lien 2021 Incremental Term Loan
2.592% (1 Month LIBOR + 2.50%), due 6/1/25 (b)	2,606,451	2,590,628
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
1.842% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	862,156	845,856
Iron Mountain Information Management LLC
Incremental Term Loan B
1.842% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	3,253,066	3,188,004
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
3.592% (1 Month LIBOR + 3.50%), due 9/6/25	3,344,062	3,278,575
First Lien Second Amendment Additional Delayed Draw Term Loan
4.842% (1 Month LIBOR + 4.75%), due 7/24/26 (d)	781,250	777,832
Pre-Paid Legal Services, Inc.
First Lien Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 5/1/25 (b)	5,840,993	5,770,901
QUIKRETE Holdings, Inc.
First Lien Fourth Amendment Term Loan B1
TBD, due 2/21/28	5,500,000	5,440,418
First Lien Initial Term Loan
2.592% (1 Month LIBOR + 2.50%), due 2/1/27 (b)	2,341,180	2,311,185

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
Red Ventures LLC (b)
First Lien Term Loan B2
2.592% (1 Month LIBOR + 2.50%), due 11/8/24	$ 7,658,000	$ 7,502,106
First Lien Term Loan B3
4.25% (1 Month LIBOR + 3.50%), due 11/8/24	1,990,000	1,984,195
TRC Cos., Inc.
Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 6/21/24 (b)(d)	2,451,459	2,443,289
WP CPP Holdings LLC
First Lien Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 4/30/25 (b)	995,111	957,794
		61,292,149
Diversified/Conglomerate Service 2.5%
Applied Systems, Inc. (b)
First Lien Closing Date Term Loan
3.75% (3 Month LIBOR + 3.25%), due 9/19/24	3,463,798	3,450,809
Second Lien 2021 Term Loan
6.25% (3 Month LIBOR + 5.50%), due 9/19/25	1,982,109	2,003,169
Blackhawk Network Holdings, Inc.
First Lien Term Loan
3.092% (1 Month LIBOR + 3.00%), due 6/15/25 (b)	3,900,099	3,842,409
BrightView Landscapes LLC
First Lien 2018 Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 8/15/25 (b)	1,443,019	1,421,373
CCC Information Services, Inc.
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 4/29/24 (b)	1,114,500	1,112,907
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24 (b)	2,576,823	2,571,847
Greeneden U.S. Holdings I LLC
2020 Initial Dollar Term Loan
4.75% (1 Month LIBOR + 4.00%), due 12/1/27 (b)	3,424,688	3,425,301
IRI Holdings, Inc.
First Lien Initial Term Loan
4.342% (1 Month LIBOR + 4.25%), due 12/1/25 (b)	8,133,849	8,108,431
Mitchell International, Inc.
First Lien Initial Term Loan 3.342%-3.354%
(1 Month LIBOR + 3.25%), due 11/29/24 (b)	2,909,151	2,864,301
MKS Instruments, Inc.
Tranche Term Loan B6
1.842% (1 Month LIBOR + 1.75%), due 2/2/26 (b)	1,274,163	1,268,020
Monitronics International, Inc.
Term Loan
7.75% (1 Month LIBOR + 6.50%), due 3/29/24 (b)(d)	1,825,827	1,760,402

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
TruGreen LP
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	$ 4,967,925	$ 4,978,273
Verint Systems, Inc.
Refinancing Term Loan
2.10% (1 Month LIBOR + 2.00%), due 6/28/24 (b)	705,882	700,588
Verscend Holding Corp.
Term Loan B1
4.092% (1 Month LIBOR + 4.00%), due 8/27/25 (b)	8,162,486	8,144,121
		45,651,951
Ecological 0.3%
GFL Environmental, Inc.
2020 Refinancing Term Loan
3.50% (3 Month LIBOR + 3.00%), due 5/30/25 (b)	3,437,320	3,433,453
Sophia, LP
Closing Date Term Loan
4.50% (3 Month LIBOR + 3.75%), due 10/7/27 (b)	2,888,394	2,884,266
		6,317,719
Electronics 11.1%
Avast Software BV
Initial Dollar Term Loan
2.147% (3 Month LIBOR + 2.00%), due 3/22/28 (b)	790,000	786,050
Barracuda Networks, Inc.
2020 First Lien Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/12/25 (b)	3,933,978	3,934,796
Camelot U.S. Acquisition 1 Co. (b)
Initial Term Loan
3.092% (1 Month LIBOR + 3.00%), due 10/30/26	3,242,724	3,212,323
Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	7,213,750	7,173,173
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
3.897% (3 Month LIBOR + 3.75%), due 1/29/27	2,286,402	2,254,148
Dollar Term Loan B2
4.75% (3 Month LIBOR + 4.00%), due 1/29/27	4,989,583	4,919,195
Celestial-Saturn Parent, Inc.
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 6/2/28 (b)	9,333,333	9,275,000
CommScope, Inc.
Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 4/6/26 (b)	10,323,497	10,233,167
DCert Buyer, Inc.
First Lien Initial Term Loan
4.092% (1 Month LIBOR + 4.00%), due 10/16/26 (b)	3,467,443	3,456,916

	Principal Amount	Value
Loan Assignments
Electronics
Dell International LLC
Refinancing Term Loan B2
2.00% (1 Month LIBOR + 1.75%), due 9/19/25 (b)	$ 11,437,507	$ 11,412,481
Diebold Nixdorf, Inc.
New Dollar Term Loan B
2.875% (1 Month LIBOR + 2.75%), due 11/6/23 (b)	945,950	925,848
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 11/9/27 (b)	3,482,500	3,481,629
Epicor Software Corp.,
Term Loan C
4.00% (1 Month LIBOR + 3.25%), due 7/30/27 (b)	6,773,480	6,750,904
Flexera Software LLC
First Lien Term Loan B1
4.50% (3 Month LIBOR + 3.75%), due 3/3/28 (b)	3,293,879	3,293,194
Go Daddy Operating Co. LLC
Tranche Term Loan B2
1.842% (1 Month LIBOR + 1.75%), due 2/15/24 (b)	2,185,743	2,162,065
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
3.917% (3 Month LIBOR + 3.75%), due 3/11/28 (b)	1,988,572	1,975,522
Hyland Software, Inc. (b)
First Lien 2018 Refinancing Term Loan
4.25% (1 Month LIBOR + 3.50%), due 7/1/24	5,420,113	5,422,373
Second Lien 2021 Refinancing Term Loan
7.00% (1 Month LIBOR + 6.25%), due 7/7/25	1,996,667	2,006,650
Informatica LLC
2020 Dollar Term Loan
3.342% (1 Month LIBOR + 3.25%), due 2/25/27 (b)	8,448,611	8,352,052
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
4.917% (3 Month LIBOR + 4.75%), due 4/1/28 (b)	4,000,000	4,002,144
MA FinanceCo. LLC (b)
Tranche Term Loan B3
2.842% (1 Month LIBOR + 2.75%), due 6/21/24	390,152	380,886
Tranche Term Loan B4
5.25% (3 Month LIBOR + 4.25%), due 6/5/25 (d)	2,493,671	2,501,464
Mcafee Enterprise
Term Loan B
TBD, due 1/1/28	6,300,000	6,268,500
McAfee LLC
USD Term Loan B
3.84% (1 Month LIBOR + 3.75%), due 9/30/24 (b)	8,272,538	8,257,027
MH Sub I LLC (b)
First Lien Amendment No. 2 Initial Term Loan
3.592% (1 Month LIBOR + 3.50%), due 9/13/24	4,089,599	4,057,905
First Lien 2020 June New Term Loan
4.75% (1 Month LIBOR + 3.75%), due 9/13/24	6,874,372	6,870,075

	Principal Amount	Value
Loan Assignments
Electronics
Milano Acquisition Corp.,
First Lien Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 10/1/27 (b)	$ 3,658,333	$ 3,650,713
Misys Ltd. (b)
First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 3.50%), due 6/13/24	3,038,695	2,982,288
Second Lien Dollar Term Loan
8.25% (3 Month LIBOR + 7.25%), due 6/13/25	1,450,000	1,457,476
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
4.10% (1 Month LIBOR + 4.00%), due 4/26/24 (b)	4,278,028	4,268,223
Project Leopard Holdings, Inc.
2018 Repricing Term Loan
5.75% (3 Month LIBOR + 4.75%), due 7/5/24 (b)	1,925,474	1,928,844
Proofpoint, Inc.
Term Loan
TBD, due 6/9/28	7,600,000	7,522,814
Rocket Software, Inc. (b)
First Lien Initial Term Loan
4.342% (1 Month LIBOR + 4.25%), due 11/28/25	2,052,750	2,002,287
First Lien 2021 Dollar Term Loan
4.75% (1 Month LIBOR + 4.25%), due 11/28/25	2,250,000	2,200,178
Seattle SpinCo, Inc.
Initial Term Loan
2.842% (1 Month LIBOR + 2.75%), due 6/21/24 (b)	2,634,795	2,572,219
SS&C Technologies Holdings, Inc. (b)
Term Loan B3
1.842% (1 Month LIBOR + 1.75%), due 4/16/25	3,697,996	3,639,290
Term Loan B4
1.842% (1 Month LIBOR + 1.75%), due 4/16/25	2,929,496	2,882,990
Surf Holdings LLC SARL
First Lien Dollar Tranche Term Loan
3.628% (3 Month LIBOR + 3.50%), due 3/5/27 (b)	3,025,977	2,990,313
Tempo Acquisition LLC
Extended Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/2/26 (b)	1,418,490	1,415,299
ThoughtWorks, Inc.
Incremental Term Loan 3.75%-5.50%
(1 Month LIBOR + 3.25%, 3 Month LIBOR + 2.25%), due 3/24/28 (b)	2,394,000	2,385,023
Tibco Software, Inc. (b)
Term Loan B3
3.85% (1 Month LIBOR + 3.75%), due 6/30/26	8,966,108	8,856,829
Second Lien Term Loan
7.35% (1 Month LIBOR + 7.25%), due 3/3/28	600,000	606,000
Trader Corp.
First Lien 2017 Refinancing Term Loan
4.00% (1 Month LIBOR + 3.00%), due 9/28/23 (b)	4,034,981	4,014,806

	Principal Amount	Value
Loan Assignments
Electronics
UKG, Inc. (b)
First Lien Initial Term Loan
3.842% (1 Month LIBOR + 3.75%), due 5/4/26	$ 1,965,000	$ 1,963,772
First Lien 2021 Incremental Term Loan
4.00% (3 Month LIBOR + 3.25%), due 5/4/26	6,414,218	6,408,875
Vertiv Group Corp.
Term Loan B
2.851% (1 Month LIBOR + 2.75%), due 3/2/27 (b)	5,947,613	5,889,201
Vision Solutions, Inc.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 4/24/28 (b)	5,333,333	5,300,000
VS Buyer LLC
Initial Term Loan
3.092% (1 Month LIBOR + 3.00%), due 2/28/27 (b)	1,481,250	1,466,900
Western Digital Corp.
U.S. Term Loan B4
1.842% (1 Month LIBOR + 1.75%), due 4/29/23 (b)	1,284,791	1,283,452
WEX, Inc.
Term Loan B
2.342% (1 Month LIBOR + 2.25%), due 3/31/28 (b)	3,990,000	3,943,241
		204,996,520
Entertainment 0.6%
Formula One Management Ltd.
USD Facility Term Loan B3
3.50% (1 Month LIBOR + 2.50%), due 2/1/24 (b)	3,650,036	3,615,817
J&J Ventures Gaming LLC
Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 4/26/28 (b)	7,500,000	7,518,750
		11,134,567
Finance 10.2%
AAdvantage Loyalty IP Ltd.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/20/28 (b)	5,200,000	5,336,500
Acuity Specialty Products, Inc.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/12/24 (b)(d)	6,016,677	5,776,010
Acuris Finance US, Inc.
Initial Dollar Term Loan
4.50% (3 Month LIBOR + 4.00%), due 2/16/28 (b)	4,147,135	4,156,023
ADMI Corp.
Amendment No. 5 Incremental Term Loan
4.00% (1 Month LIBOR + 3.50%), due 12/23/27 (b)	3,750,000	3,733,928
AlixPartners LLP
Initial Dollar Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/4/28 (b)	6,982,500	6,938,859

	Principal Amount	Value
Loan Assignments
Finance
Alliant Holdings Intermediate LLC
2020 New Term Loan
4.25% (1 Month LIBOR + 3.75%), due 11/5/27 (b)	$ 3,991,604	$ 3,985,505
Amentum Government Services Holdings LLC (b)
First Lien Tranche Term Loan 1
3.592% (1 Month LIBOR + 3.50%), due 1/29/27	5,096,759	5,052,163
First Lien Tranche Term Loan 2
5.50% (3 Month LIBOR + 4.75%), due 1/29/27	997,500	998,498
Blue Tree Holdings, Inc.
Term Loan
2.65% (3 Month LIBOR + 2.50%), due 3/4/28 (b)	1,496,250	1,484,093
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
3.842% (1 Month LIBOR + 3.75%), due 10/2/25 (b)	3,353,122	3,320,989
Brand Energy & Infrastructure Services, Inc.
Initial Term Loan
5.25% (3 Month LIBOR + 4.25%), due 6/21/24 (b)	3,523,336	3,446,813
Colouroz Investment LLC (b)(d)
1 GMBH First Lien Initial Term Loan C 5.25%-6.00%
(0.75% PIK), (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23	343,376	340,588
2 GMBH First Lien Initial Term Loan B2 5.25%-6.00%
(0.75% PIK), (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23	2,077,145	2,060,278
Covia Holdings LLC
Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 7/31/26 (b)	837,917	824,127
CPC Acquisition Corp.
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/29/27 (b)	6,483,750	6,435,122
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
4.75% (1 Month LIBOR + 3.75%), due 4/9/27 (b)	5,464,900	5,458,068
EG Group Ltd.
USD Additional Facility Term Loan
4.75% (3 Month LIBOR + 4.25%), due 3/31/26 (b)	2,995,042	2,993,170
Endurance International Group, Inc.,
Initial Term Loan
4.25% (3 Month LIBOR + 3.50%), due 2/10/28 (b)	7,772,234	7,654,034
Flexential Intermediate Corp.
First Lien Initial Term Loan
3.647% (3 Month LIBOR + 3.50%), due 8/1/24 (b)	2,695,000	2,464,963
Greenrock Finance, Inc.
First Lien Initial USD Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/28/24 (b)(d)	1,910,354	1,892,047
Icon plc
Lux Term Loan
3.00% (3 Month LIBOR + 2.50%), due 7/1/28 (b)	7,605,168	7,586,155

	Principal Amount	Value
Loan Assignments
Finance
Indy US Bidco LLC
Tranche Term Loan B1
4.103% (1 Month LIBOR + 4.00%), due 3/6/28 (b)	$ 6,483,750	$ 6,466,380
Intelsat Jackson Holdings SA
DIP Facility Term Loan
6.50% (3 Month LIBOR + 5.50%), due 7/13/22 (b)	411,246	413,430
IPS Acquisition LLC
First Lien Term Loan B2
4.25% (1 Month LIBOR + 3.25%), due 11/7/24 (b)	949,348	947,866
iStar, Inc.
Term Loan 2.846%-2.851%
(1 Month LIBOR + 2.75%), due 6/28/23 (b)	630,585	627,038
LBM Acquisition LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/17/27 (b)	2,929,023	2,887,527
LSF11 Skyscraper Holdco SARL
USD Facility Term Loan B3
4.25% (3 Month LIBOR + 3.50%), due 9/29/27 (b)	6,184,500	6,176,769
Minimax Viking GmbH
Facility Term Loan B1C
3.25% (1 Month LIBOR + 2.50%), due 7/31/25 (b)	4,128,267	4,120,010
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
2.092% (1 Month LIBOR + 2.00%), due 9/19/26 (b)	486,325	480,854
Onex TSG Intermediate Corp.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 2/28/28 (b)	4,000,000	4,025,000
Pactiv Evergreen, Inc.
Tranche U.S. Term Loan B2
3.342% (1 Month LIBOR + 3.25%), due 2/5/26 (b)	3,114,363	3,075,990
Park River Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.25%), due 12/28/27 (b)	3,657,500	3,622,640
Peraton Corp
First Lien Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 2/1/28 (b)	10,324,125	10,302,620
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
4.135% (2 Month LIBOR + 4.00%), due 6/22/26 (b)	7,400,000	7,363,000
PODS, LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 3/31/28 (b)	6,982,500	6,949,333
Potters Industries LLC
Initial Term Loan
4.75% (3 Month LIBOR + 4.00%), due 12/14/27 (b)	1,197,000	1,197,748
RealPage, Inc.
First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 4/24/28 (b)	4,846,154	4,812,502

	Principal Amount	Value
Loan Assignments
Finance
Sinclair Television Group, Inc.
Term Loan B3
3.10% (1 Month LIBOR + 3.00%), due 4/1/28 (b)	$ 3,000,000	$ 2,971,251
Spa Holdings 3 Oy
USD Facility Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 2/4/28 (b)	3,192,000	3,194,659
Transplace Holdings, Inc.
First Lien Closing Date Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/7/24 (b)(d)	1,232,607	1,232,299
Triton Water Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 3/31/28 (b)	9,960,000	9,879,075
Truck Hero, Inc.
Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 1/31/28 (b)	4,009,950	3,994,913
USS Ultimate Holdings, Inc. (b)
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 3.75%), due 8/25/24	1,828,750	1,829,893
Second Lien Initial Term Loan
8.75% (1 Month LIBOR + 7.75%), due 8/25/25 (d)	600,000	599,500
WCG Purchaser Corp.
First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.00%), due 1/8/27 (b)	4,667,796	4,669,742
WildBrain Ltd.
Initial Term Loan
5.00% (1 Month LIBOR + 4.25%), due 3/24/28 (b)	7,620,900	7,592,322
WIN Waste Innovations Holdings Inc.
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 3/24/28 (b)	7,960,000	7,920,200
		189,290,494
Healthcare, Education & Childcare 8.9%
Agiliti Health, Inc.
Initial Term Loan
2.875% (1 Month LIBOR + 2.75%), due 1/4/26 (b)	2,052,750	2,029,657
AHP Health Partners, Inc.
Term Loan B1
4.75% (1 Month LIBOR + 3.75%), due 6/30/25 (b)	5,046,127	5,050,542
Akorn Operating Co. LLC
Term Loan
8.50% (3 Month LIBOR + 7.50%), due 10/1/25 (b)	149,190	151,055
Alliance Healthcare Services, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 10/24/23 (b)(d)	915,046	912,759
Alvogen Pharma U.S., Inc.
January 2020 Loan
6.25% (3 Month LIBOR + 5.25%), due 12/31/23 (b)	943,433	930,461

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Amneal Pharmaceuticals LLC
Initial Term Loan
3.625% (1 Month LIBOR + 3.50%), due 5/4/25 (b)	$ 6,066,145	$ 5,846,247
athenahealth, Inc.
First Lien Term Loan B1
4.41% (3 Month LIBOR + 4.25%), due 2/11/26 (b)	9,103,311	9,091,932
Auris Luxembourg III SARL
Facility Term Loan B2
3.842% (1 Month LIBOR + 3.75%), due 2/27/26 (b)	1,380,479	1,357,701
Avantor Funding, Inc.
Initial Dollar Term Loan B4
2.50% (1 Month LIBOR + 2.00%), due 11/21/24 (b)	978,694	973,801
Bausch Health Cos., Inc.
Initial Term Loan
3.092% (1 Month LIBOR + 3.00%), due 6/2/25 (b)	9,542,340	9,469,780
Carestream Dental Equipment, Inc.
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.25%), due 9/1/24 (b)	1,929,837	1,923,806
Carestream Health, Inc. (b)
First Lien 2023 Extended Term Loan
7.75% (3 Month LIBOR + 6.75%), due 5/8/23	2,682,793	2,693,972
Second Lien 2023 Extended Term Loan
13.50% (3 Month LIBOR + 4.50%), due 8/8/23	2,228,124	2,169,635
DaVita, Inc.
Tranche Term Loan B1
1.842% (1 Month LIBOR + 1.75%), due 8/12/26 (b)	3,684,516	3,643,640
Ecovyst Catalyst Technologies LLC
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 6/9/28 (b)	5,590,000	5,556,807
Elanco Animal Health, Inc.
Term Loan
1.85% (1 Month LIBOR + 1.75%), due 8/1/27 (b)	2,808,357	2,755,198
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
5.75% (3 Month LIBOR + 5.00%), due 3/27/28 (b)	4,987,500	4,856,578
Envision Healthcare Corp.
Initial Term Loan
3.842% (1 Month LIBOR + 3.75%), due 10/10/25 (b)	5,285,725	4,510,177
eResearchTechnology, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 2/4/27 (b)	4,963,952	4,974,292
ExamWorks Group, Inc.
Term Loan B1
4.25% (1 Month LIBOR + 3.25%), due 7/27/23 (b)	4,660,445	4,652,541
FC Compassus LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 12/31/26 (b)(d)	6,424,591	6,447,347

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Gentiva Health Services, Inc.
First Lien Term Loan B1
2.875% (1 Month LIBOR + 2.75%), due 7/2/25 (b)	$ 2,576,399	$ 2,565,127
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
2.084% (1 Week LIBOR + 2.00%), due 11/15/27 (b)	3,969,848	3,916,752
HCA, Inc.
Tranche Term Loan B
1.842% (1 Month LIBOR + 1.75%), due 6/30/28 (b)	1,400,000	1,405,750
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
2.50% (1 Month LIBOR + 2.00%), due 3/15/28 (b)	2,660,000	2,634,509
Insulet Corp.
Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 5/4/28 (b)	5,600,000	5,600,000
Journey Personal Care Corp.
Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 3/1/28 (b)	5,000,000	5,003,125
LifePoint Health, Inc.
First Lien Term Loan B
3.842% (1 Month LIBOR + 3.75%), due 11/16/25 (b)	4,642,116	4,600,852
Mallinckrodt International Finance SA
2017 Term Loan B
6.00% (3 Month LIBOR + 5.25%), due 9/24/24 (b)(e)(f)	2,002,503	1,942,428
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/2/28	5,183,837	5,172,728
First Lien Term Loan C
4.50% (3 Month LIBOR + 3.75%), due 3/2/28 (d)	163,265	162,915
Organon & Co.
Dollar Term Loan
3.50% (6 Month LIBOR + 3.00%), due 6/2/28 (b)	8,750,000	8,724,021
Ortho-Clinical Diagnostics, Inc.
Second Amendment New Term Loan
3.101% (1 Month LIBOR + 3.00%), due 6/30/25 (b)	5,606,177	5,581,151
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.25%), due 3/3/28 (b)	5,486,250	5,463,389
Raptor Acquisition Corp.
Term Loan B
TBD, due 11/1/26	4,250,000	4,246,013
Select Medical Corp.
Tranche Term Loan B
2.35% (1 Month LIBOR + 2.25%), due 3/6/25 (b)	7,354,845	7,244,522
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
2.842% (1 Month LIBOR + 2.75%), due 6/27/25 (b)(d)	1,940,000	1,926,905

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Sunshine Luxembourg VII SARL
Facility Term Loan B3
4.50% (3 Month LIBOR + 3.75%), due 10/1/26 (b)	$ 13,849,978	$ 13,860,878
Team Health Holdings, Inc.
Initial Term Loan
3.75% (1 Month LIBOR + 2.75%), due 2/6/24 (b)	2,760,299	2,659,087
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 6/23/24 (b)	2,370,434	2,338,580
		165,046,660
Home and Office Furnishings, Housewares & Durable Consumer Products 0.2%
Serta Simmons Bedding LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.50%), due 11/8/23 (b)	4,343,169	2,857,445
Hotels, Motels, Inns & Gaming 4.6%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
3.842% (1 Month LIBOR + 3.75%), due 2/2/26 (b)	5,200,485	5,018,469
AP Gaming I LLC
First Lien Incremental Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 2/15/24 (b)	2,977,786	2,947,389
Caesars Resort Collection LLC
Term Loan B
2.842% (1 Month LIBOR + 2.75%), due 12/23/24 (b)	9,587,873	9,469,357
Churchill Downs, Inc.
Facility Term Loan B
2.10% (1 Month LIBOR + 2.00%), due 12/27/24 (b)	2,412,500	2,388,375
CityCenter Holdings LLC
Term Loan B
3.00% (1 Month LIBOR + 2.25%), due 4/18/24 (b)	4,547,752	4,532,831
Entain Holdings (Gibraltar) Ltd.
USD Term Loan B
TBD, due 3/29/27	6,857,143	6,848,571
Everi Payments, Inc. (b)
Term Loan B
3.50% (1 Month LIBOR + 2.75%), due 5/9/24	4,253,389	4,232,883
Term Loan
11.50% (1 Month LIBOR + 10.50%), due 5/9/24 (d)(g)	792,000	823,680
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
2.092% (1 Month LIBOR + 2.00%), due 11/30/23 (b)	1,449,510	1,438,437
Golden Entertainment, Inc.
First Lien Facility Term Loan B
3.75% (1 Month LIBOR + 3.00%), due 10/20/24 (b)	1,502,590	1,493,200

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Hilton Worldwide Finance LLC
Refinancing Term Loan B2
1.839% (1 Month LIBOR + 1.75%), due 6/22/26 (b)	$ 1,720,157	$ 1,697,698
PCI Gaming Authority
Facility Term Loan B
2.592% (1 Month LIBOR + 2.50%), due 5/29/26 (b)	3,562,568	3,532,136
Penn National Gaming, Inc.
Facility Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 10/15/25 (b)	2,407,039	2,385,677
Scientific Games International, Inc.
Initial Term Loan B5
2.842% (1 Month LIBOR + 2.75%), due 8/14/24 (b)	9,369,960	9,213,791
Station Casinos LLC
Facility Term Loan B1
2.50% (1 Month LIBOR + 2.25%), due 2/8/27 (b)	6,973,875	6,851,832
UFC Holdings, LLC
First Lien Term Loan B3
3.50% (3 Month LIBOR + 2.75%), due 4/29/26 (b)	7,776,372	7,722,217
Whatabrands LLC
Term Loan B
TBD, due 7/21/28	8,000,000	7,958,000
Wyndham Destinations, Inc.
Term Loan B
2.342% (1 Month LIBOR + 2.25%), due 5/30/25 (b)	3,890,000	3,849,155
Wyndham Hotels & Resorts, Inc.
Term Loan B
1.842% (1 Month LIBOR + 1.75%), due 5/30/25 (b)	3,403,750	3,366,520
		85,770,218
Insurance 3.6%
Acrisure LLC
First Lien 2020 Term Loan
3.607% (2 Month LIBOR + 3.50%), due 2/15/27 (b)	6,920,012	6,796,027
AmWINS Group, Inc.
Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/19/28 (b)	6,990,000	6,878,908
AssuredPartners, Inc.
2020 February Refinancing Term Loan
3.592% (1 Month LIBOR + 3.50%), due 2/12/27 (b)	4,997,981	4,935,506
Asurion LLC
Second Lien New Term Loan B4
TBD, due 1/20/29	7,500,000	7,462,500
New Term Loan B7
3.092% (1 Month LIBOR + 3.00%), due 11/3/24 (b)	800,097	786,524
Replacement Term Loan B6
3.217% (1 Month LIBOR + 3.00%), due 11/3/23 (b)	1,981,555	1,959,881
New Term Loan B8
3.342% (1 Month LIBOR + 3.25%), due 12/23/26 (b)	1,990,000	1,952,687

	Principal Amount	Value
Loan Assignments
Insurance
Asurion LLC
New Term Loan B9
3.342% (1 Month LIBOR + 3.25%), due 7/31/27 (b)	$ 1,995,000	$ 1,958,426
Second Lien Term Loan B3
5.342% (1 Month LIBOR + 5.25%), due 1/31/28 (b)	8,200,000	8,155,581
Hub International Ltd. (b)
Initial Term Loan 2.865%-2.875%
(2 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 4/25/25	1,589,303	1,564,922
Incremental Term Loan B3
4.00% (2 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 4/25/25	6,982,456	6,965,000
NFP Corp.
Closing Date Term Loan
4.17% (1 Month LIBOR + 3.25%), due 2/15/27 (b)	3,389,650	3,326,941
Ryan Specialty Group LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 9/1/27 (b)	992,500	987,538
Sedgwick Claims Management Services, Inc. (b)
Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 12/31/25	4,867,632	4,788,533
2019 Term Loan
3.842% (1 Month LIBOR + 3.75%), due 9/3/26	2,984,772	2,956,416
USI, Inc. (b)
2017 New Term Loan
3.147% (3 Month LIBOR + 3.00%), due 5/16/24	4,321,430	4,271,011
2021 New Term Loan
3.397% (3 Month LIBOR + 3.25%), due 12/2/26	985,008	973,223
		66,719,624
Leisure, Amusement, Motion Pictures & Entertainment 1.3%
Alterra Mountain Co.
Initial Bluebird Term Loan
2.842% (1 Month LIBOR + 2.75%), due 7/31/24 (b)	4,839,621	4,786,903
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
2.092% (1 Month LIBOR + 2.00%), due 5/24/27 (b)	4,274,205	4,209,498
Boyd Gaming Corp.
Refinancing Term Loan B
2.334% (1 Week LIBOR + 2.25%), due 9/15/23 (b)	1,979,937	1,973,637
Creative Artists Agency LLC
Closing Date Term Loan
3.842% (1 Month LIBOR + 3.75%), due 11/27/26 (b)	2,462,500	2,432,598
Fitness International LLC (b)
Term Loan A
4.25% (3 Month LIBOR + 3.25%), due 1/8/25	1,595,625	1,495,899
Term Loan B
4.25% (1 Month LIBOR + 3.25%), due 4/18/25	291,959	274,867

	Principal Amount	Value
Loan Assignments
Leisure, Amusement, Motion Pictures & Entertainment
Lions Gate Capital Holdings LLC
Term Loan B
2.342% (1 Month LIBOR + 2.25%), due 3/24/25 (b)	$ 1,367,484	$ 1,349,251
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
1.842% (1 Month LIBOR + 1.75%), due 8/29/25 (b)	2,410,432	2,365,839
William Morris Endeavor Entertainment LLC
First Lien Term Loan B1
2.85% (1 Month LIBOR + 2.75%), due 5/18/25 (b)	4,534,002	4,407,902
		23,296,394
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.0%
Advanced Drainage Systems, Inc.
Initial Term Loan
2.375% (1 Month LIBOR + 2.25%), due 7/31/26 (b)	469,018	469,135
Altra Industrial Motion Corp.
Term Loan
2.092% (1 Month LIBOR + 2.00%), due 10/1/25 (b)	2,481,343	2,463,974
Brown Group Holdings LLC
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 6/7/28 (b)	3,981,748	3,950,463
Columbus McKinnon Corp.
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 5/14/28 (b)	3,500,000	3,482,500
CPM Holdings, Inc. (b)
First Lien Initial Term Loan
3.60% (1 Month LIBOR + 3.50%), due 11/17/25	2,457,598	2,436,709
Second Lien Initial Term Loan
8.35% (1 Month LIBOR + 8.25%), due 11/16/26 (d)	797,980	788,005
Titan Acquisition Ltd.
Initial Term Loan
3.167% (3 Month LIBOR + 3.00%), due 3/28/25 (b)	3,510,325	3,432,989
Welbilt, Inc.
Term Loan B
2.592% (1 Month LIBOR + 2.50%), due 10/23/25 (b)	1,994,060	1,975,366
		18,999,141
Manufacturing 1.4%
CP Atlas Buyer, Inc.
Term Loan B
4.25% (2 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/23/27 (b)	7,486,250	7,442,972
Excelitas Technologies Corp.
First Lien Initial USD Term Loan
4.50% (3 Month LIBOR + 3.50%), due 12/2/24 (b)	2,000,000	1,997,500
FCG Acquisitions, Inc.
First Lien Delayed Draw Term Loan 1.875%-4.25%
(3 Month LIBOR + 3.75%), due 3/31/28 (b)(d)	414,720	412,819

	Principal Amount	Value
Loan Assignments
Manufacturing
FCG Acquisitions, Inc.
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.75%), due 3/31/28 (b)	$ 3,360,000	$ 3,348,801
Delayed Draw Term Loan
4.25% (1 Month LIBOR + 3.75%), due 3/31/28	583,333	583,333
Idemia Group SAS
USD Facility Term Loan B3
5.25% (3 Month LIBOR + 4.50%), due 1/10/26 (b)	$ 2,176,874	2,165,990
Madison IAQ LLC
Term Loan
3.75% (3 Month LIBOR + 3.25%), due 6/21/28 (b)	5,360,000	5,311,985
U.S. Concrete, Inc.
Term Loan
3.25% (1 Month LIBOR + 2.75%), due 6/26/28 (b)	3,750,000	3,740,625
Weber-Stephen Products LLC
Initial Term Loan B 4.00%-5.50%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 3.25%), due 10/30/27 (b)	716,400	714,609
		25,718,634
Media 1.5%
Atlantic Broadband Finance LLC
TBD, due 7/28/28	11,250,000	11,207,813
DirectV Financing LLC
Term Loan
TBD, due 8/2/27	10,800,000	10,775,700
KKR Apple Bidco LLC
Term Loan
TBD, due 7/14/28	3,780,000	3,751,650
Mission Broadcasting, Inc.
Term Loan B4
2.604% (1 Month LIBOR + 2.50%), due 6/2/28 (b)	1,400,000	1,385,416
		27,120,579
Mining, Steel, Iron & Non-Precious Metals 0.9%
American Rock Salt Co. LLC
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 6/9/28 (b)	3,771,428	3,774,570
Gates Global LLC
Initial Dollar Term Loan B3
3.50% (1 Month LIBOR + 2.75%), due 3/31/27 (b)	6,950,447	6,898,319
Graftech International Ltd.
Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 2/12/25 (b)	1,925,191	1,922,784
MRC Global (U.S.), Inc.
2018 Refinancing Term Loan
3.092% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	2,319,792	2,300,462

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
U.S. Silica Co.
Term Loan
5.00% (1 Month LIBOR + 4.00%), due 5/1/25 (b)	$ 1,426,489	$ 1,370,767
		16,266,902
Oil & Gas 1.5%
Buckeye Partners LP 2021
2021 Tranche Term Loan B1
2.354% (1 Month LIBOR + 2.25%), due 11/1/26 (b)	2,345,401	2,320,643
ChampionX Corp.
Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 5/9/25 (b)(d)	472,289	468,747
DT Midstream, Inc.
Initial Term Loan
2.50% (3 Month LIBOR + 2.00%), due 6/26/28 (b)	3,200,000	3,190,666
Fleet Midco I Ltd.
Facility Term Loan B
3.092% (1 Month LIBOR + 3.00%), due 10/7/26 (b)	1,228,125	1,206,633
GIP III Stetson I, LP
Initial Term Loan
4.342% (1 Month LIBOR + 4.25%), due 7/18/25 (b)(d)	2,131,642	2,044,244
Keane Group Holdings LLC
Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 5/25/25 (b)	2,446,745	2,388,635
Lucid Energy Group II Borrower LLC
Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 2/17/25 (b)	4,136,897	4,047,263
Medallion Midland Acquisition LLC
Initial Term Loan
4.25% (1 Month LIBOR + 3.25%), due 10/30/24 (b)	4,845,832	4,802,220
Murphy Oil USA, Inc.
Tranche Term Loan B
2.25% (3 Month LIBOR + 1.75%), due 1/31/28 (b)	798,000	797,003
NorthRiver Midstream Finance LP
Initial Term Loan B
3.395% (3 Month LIBOR + 3.25%), due 10/1/25 (b)	2,723,000	2,695,391
PES Holdings LLC
Tranche Term Loan C
(3% PIK), (1 Month LIBOR + 4.50%), due 12/31/22 (b)(d)(e)(f)	1,904,611	19,046
Prairie ECI Acquiror LP
Initial Term Loan
4.842% (1 Month LIBOR + 4.75%), due 3/11/26 (b)	1,185,525	1,149,959
Traverse Midstream Partners LLC
Advance Term Loan
6.50% (1 Month LIBOR + 5.50%), due 9/27/24 (b)	3,331,582	3,327,417
		28,457,867

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products 1.7%
Caesars Resort Collection LLC
Term Loan B1
4.592% (1 Month LIBOR + 4.50%), due 7/21/25 (b)	$ 1,935,375	$ 1,935,073
Foundation Building Materials, Inc.
First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 1/31/28 (b)	4,250,000	4,200,415
Great Outdoors Group LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 3/6/28 (b)	9,810,700	9,810,700
Leslie's Poolmart, Inc.
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 3/9/28 (b)	6,982,500	6,937,889
Michaels Stores, Inc. (The)
Term Loan B
5.00% (1 Month LIBOR + 4.25%), due 4/15/28 (b)	6,800,000	6,789,378
Prestige Brands, Inc.
Term Loan B5
2.50% (1 Month LIBOR + 2.00%), due 7/3/28 (b)	2,100,000	2,090,025
Spectrum Brands, Inc.
2021 Term Loan
2.50% (3 Month LIBOR + 2.00%), due 3/3/28 (b)	299,250	296,258
		32,059,738
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
2.092% (1 Month LIBOR + 2.00%), due 1/15/27 (b)	2,701,875	2,669,331
Hercules Achievement, Inc.
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/16/24 (b)	4,342,633	4,217,005
SRAM LLC
Initial Term Loan
3.25% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 5/18/28 (b)	6,872,727	6,835,498
		13,721,834
Personal Transportation 0.7%
First Student Bidco, Inc. (b)
Initial Term Loan B
3.50% (2 Month LIBOR + 3.00%), due 7/21/28	5,492,549	5,449,394
Initial Term Loan C
3.50% (2 Month LIBOR + 3.00%), due 7/21/28	2,027,451	2,011,522
Uber Technologies, Inc. (b)
2021 Incremental Term Loan
3.592% (1 Month LIBOR + 3.50%), due 4/4/25	3,688,896	3,674,295
2021 Refinancing Term Loan
3.592% (1 Month LIBOR + 3.50%), due 2/25/27	1,994,764	1,985,788
		13,120,999

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 2.1%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.842% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	$ 2,084,855	$ 2,045,764
Aramark Intermediate HoldCo Corp. (b)
U.S. Term Loan B3
1.842% (1 Month LIBOR + 1.75%), due 3/11/25	1,480,650	1,454,739
U.S. Term Loan B4
1.842% (1 Month LIBOR + 1.75%), due 1/15/27	1,728,125	1,694,283
U.S. Term Loan B5
2.592% (1 Month LIBOR + 2.50%), due 4/6/28	6,384,000	6,341,821
Hayward Industries, Inc.
First Lien Refinancing Term Loan
3.25% (1 Month LIBOR + 2.75%), due 5/28/28 (b)	5,700,000	5,645,850
Hillman Group, Inc. (The) (b)
Initial Term Loan B1
3.25% (1 Month LIBOR + 2.75%), due 7/14/28	1,644,163	1,632,654
Initial Delayed Draw Term Loan
3.25% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 7/14/28 (d)	31,505	31,284
IRB Holding Corp. (b)
2020 Replacement Term Loan B
3.75% (3 Month LIBOR + 2.75%), due 2/5/25	2,399,005	2,383,155
Fourth Amendment Incremental Term Loan
4.25% (3 Month LIBOR + 3.25%), due 12/15/27	9,125,821	9,088,341
KFC Holding Co.
2021 Term Loan B
1.839% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	2,211,543	2,209,964
WW International, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 4/13/28 (b)	6,400,000	6,385,145
		38,913,000
Pharmaceutical 0.3%
HCRX Investments Holdco LP
Term Loan B
TBD, due 7/14/28	2,100,000	2,090,155
Padagis LLC
Term Loan B
5.25% (3 Month LIBOR + 4.75%), due 7/6/28 (b)	3,200,000	3,204,000
		5,294,155
Printing & Publishing 0.7%
Getty Images, Inc.
Initial Dollar Term Loan
4.625% (1 Month LIBOR + 4.50%), due 2/19/26 (b)	990,386	987,704
Severin Acquisition LLC
First Lien Initial Term Loan
3.339% (1 Month LIBOR + 3.25%), due 8/1/25 (b)	4,420,043	4,385,514

	Principal Amount	Value
Loan Assignments
Printing & Publishing
Springer Nature Deutschland GmbH
Initial Term Loan B18
3.75% (1 Month LIBOR + 3.00%), due 8/14/26 (b)	$ 6,992,564	$ 6,967,796
		12,341,014
Radio and TV Broadcasting 0.0% ‡
Nielsen Finance LLC
Term Loan B4
2.103% (1 Month LIBOR + 2.00%), due 10/4/23 (b)	855,929	853,670
Retail Store 2.2%
Alphabet Holding Co., Inc.
First Lien Initial Term Loan
3.592% (1 Month LIBOR + 3.50%), due 9/26/24 (b)	7,221,386	7,209,854
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B
2.10% (1 Month LIBOR + 2.00%), due 2/3/24 (b)	2,909,968	2,904,210
EG Group Ltd. (b)
USD Facility Term Loan B
4.147% (3 Month LIBOR + 4.00%), due 2/7/25	1,231,901	1,222,001
USD Additional Facility Term Loan
4.147% (3 Month LIBOR + 4.00%), due 2/7/25	1,441,551	1,429,966
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 10/19/27 (b)	6,998,739	6,958,748
LBM Acquisition LLC
First Lien Initial Delayed Draw Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/10/27 (b)	652,525	643,281
PetSmart LLC
Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/11/28 (b)	9,100,000	9,088,625
Rising Tide Holdings, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.75%), due 6/1/28 (b)	4,360,000	4,361,360
White Cap Buyer LLC
Initial Closing Date Term Loan
4.50% (1 Month LIBOR + 4.00%), due 10/19/27 (b)	6,961,206	6,960,336
		40,778,381
Services: Business 2.0%
AI Aqua Merger Sub, Inc.
Term Loan B
4.50%, due 7/31/28	4,977,778	4,973,631
AqGen Ascensus, Inc.
Term Loan
TBD, due 5/19/28	9,600,000	9,549,005

	Principal Amount	Value
Loan Assignments
Services: Business
Dun & Bradstreet Corp. (The)
Initial Term Borrowing
3.336% (1 Month LIBOR + 3.25%), due 2/6/26 (b)	$ 6,024,737	$ 5,971,081
Icon plc
U.S. Term Loan
3.00% (3 Month LIBOR + 2.50%), due 7/1/28 (b)	1,894,832	1,890,095
Intrado Corp.
Initial Term Loan B
5.00% (3 Month LIBOR + 4.00%), due 10/10/24 (b)	3,413,578	3,325,395
Polaris Newco LLC
First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 4.00%), due 6/2/28 (b)	6,800,000	6,788,950
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
4.00% (1 Month LIBOR + 3.50%), due 5/30/26 (b)	4,750,000	4,732,188
		37,230,345
Software 0.2%
Sovos Compliance LLC
Term Loan B
TBD, due 1/1/28	3,837,329	3,827,735
Delayed Draw Term Loan
TBD, due 8/11/28	662,671	663,500
		4,491,235
Telecommunications 4.2%
Avaya, Inc.
Tranche Term Loan B2
4.093% (1 Month LIBOR + 4.00%), due 12/15/27 (b)	3,947,115	3,949,934
Azalea TopCo, Inc. (b)
First Lien Initial Term Loan 3.592%-3.629%
(1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 7/24/26	2,456,250	2,427,851
First Lien 2021 Term Loan
4.50% (2 Month LIBOR + 3.75%), due 7/24/26	2,000,000	2,000,000
Cablevision Lightpath LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/30/27 (b)	3,491,206	3,478,987
Conduent, Inc.
Term Loan B
2.592% (1 Month LIBOR + 2.50%), due 12/7/23 (b)	2,869,653	2,828,998
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/11/26 (b)	6,705,524	6,698,342
CSC Holdings LLC
September 2019 Initial Term Loan
2.593% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	9,617,457	9,488,218

	Principal Amount	Value
Loan Assignments
Telecommunications
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 5/1/24 (b)(d)	$ 1,440,000	$ 1,406,400
Frontier Communications Corp.
Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 5/1/28 (b)	3,840,375	3,833,174
Gogo, Inc.
Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 4/30/28 (b)	5,500,000	5,479,375
Intelsat Jackson Holdings SA
Tranche Term Loan B3
8.00% (1 Month LIBOR + 4.75%), due 11/27/23 (b)	2,702,081	2,734,730
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.842% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	2,500,000	2,444,197
Lumen Technologies, Inc.
Term Loan B
2.342% (1 Month LIBOR + 2.25%), due 3/15/27 (b)	8,668,498	8,520,414
Redstone HoldCo 2 LP
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/27/28 (b)	4,671,613	4,642,415
SBA Senior Finance II LLC
Initial Term Loan
1.85% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	6,331,657	6,262,801
Telesat Canada
Term Loan B5
2.86% (2 Month LIBOR + 2.75%), due 12/7/26 (b)	2,034,078	1,879,348
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
3.092% (1 Month LIBOR + 3.00%), due 3/9/27 (b)	9,075,110	8,920,833
		76,996,017
Utilities 2.3%
Astoria Energy LLC
2020 Advance Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 12/10/27 (b)	929,902	926,083
Brookfield WEC Holdings, Inc.
First Lien 2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 8/1/25 (b)	10,397,750	10,241,784
Calpine Corp.
2019 Term Loan
2.10% (1 Month LIBOR + 2.00%), due 4/5/26 (b)	2,058,000	2,021,213
Compass Power Generation LLC
Tranche Term Loan B1
4.50% (1 Month LIBOR + 3.50%), due 12/20/24 (b)	4,396,686	4,333,484
Edgewater Generation LLC
Term Loan
3.842% (1 Month LIBOR + 3.75%), due 12/13/25 (b)	5,741,689	5,440,250

	Principal Amount	Value
Loan Assignments
Utilities
ExGen Renewables IV LLC
Term Loan
3.50% (3 Month LIBOR + 2.50%), due 12/15/27 (b)	$ 2,639,240	$ 2,634,291
Granite Generation LLC
Term Loan
4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/9/26 (b)	6,560,613	6,380,196
Hamilton Projects Acquiror LLC
Term Loan
5.75% (3 Month LIBOR + 4.75%), due 6/17/27 (b)	2,475,000	2,440,969
Helix Gen Funding LLC
Term Loan
4.75% (1 Month LIBOR + 3.75%), due 6/3/24 (b)	365,339	353,922
PG&E Corp.
Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/23/25 (b)	3,217,500	3,131,699
Vistra Operations Co., LLC
2018 Incremental Term Loan 1.839%-1.842%
(1 Month LIBOR + 1.75%), due 12/31/25 (b)	4,959,026	4,891,459
		42,795,350
Total Loan Assignments (Cost $1,738,400,974)		1,723,252,911
Total Long-Term Bonds (Cost $1,833,991,077)		1,821,462,922

	Shares
Affiliated Investment Company 0.7%
Fixed Income Fund 0.7%
MainStay MacKay High Yield Corporate Bond Fund Class I (h)	2,399,065	13,623,332
Total Affiliated Investment Company (Cost $13,605,526)		13,623,332
Common Stocks 0.0% ‡
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (d)(g)(h)(i)	175,418	—
Millennium Corporate Trust (d)(g)(h)(i)	4,973	—
Millennium Lender Trust (d)(g)(h)(i)	5,298	—
		—
Diversified Telecommunication Services 0.0% ‡
Ameriforge Group, Inc. (d)(g)(h)(i)	60,753	235,114
Total Common Stocks (Cost $2,091,921)		235,114

	Shares	Value
Exchange-Traded Funds 2.7%
Invesco Senior Loan ETF	1,355,000	$ 29,850,650
SPDR Blackstone Senior Loan ETF	437,000	20,023,340
Total Exchange-Traded Funds (Cost $50,097,017)		49,873,990

	Number of Rights
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp.
Expires 12/31/46 (d)(g)(h)(i)	107,130	112,486
Total Rights (Cost $87,847)		112,486

	Number of Warrants
Warrants 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
Carestream Health, Inc.
Expires (d)(g)(h)(i)	43	—
Health Care Providers & Services 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(g)(h)(i)	26	—
Total Warrants (Cost $0)		—

	Principal Amount
Short-Term Investments 9.4%
U.S. Treasury Debt 9.4%
U.S. Treasury Bills (j)
0.011%, due 8/3/21	$ 11,707,000	11,706,993
0.035%, due 8/19/21	6,428,000	6,427,886
0.04%, due 9/9/21	123,243,000	123,237,146
0.041%, due 9/2/21	25,633,000	25,632,007
0.06%, due 8/24/21	6,130,000	6,129,831
Total Short-Term Investments (Cost $173,134,487)		173,133,863
Total Investments (Cost $2,073,007,875)	111.1%	2,058,441,707
Other Assets, Less Liabilities	(11.1)	(205,980,511)
Net Assets	100.0%	$ 1,852,461,196

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(c)	Delayed delivery security.
(d)	Illiquid security—As of July 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $46,983,775, which represented 2.5% of the Fund’s net assets.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Non-income producing security.
(i)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2021, the total market value was $347,600, which represented less than one-tenth of a percent of the Fund’s net assets.
(j)	Interest rate shown represents yield to maturity.

Abbreviation(s):
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 29,983,648	$ —	$ 29,983,648
Corporate Bonds	—	68,226,363	—	68,226,363
Loan Assignments	—	1,722,429,231	823,680	1,723,252,911
Total Long-Term Bonds	—	1,820,639,242	823,680	1,821,462,922
Affiliated Investment Company
Fixed Income Fund	13,623,332	—	—	13,623,332
Common Stocks	—	—	235,114	235,114
Exchange-Traded Funds	49,873,990	—	—	49,873,990
Rights	—	—	112,486	112,486
Warrants	—	—	—	—
Short-Term Investments
U.S. Treasury Debt	—	173,133,863	—	173,133,863
Total Investments in Securities	$ 63,497,322	$ 1,993,773,105	$ 1,171,280	$ 2,058,441,707

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Investments in Securities	Balance as of October 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2021
Long-Term Bonds
Loan Assignments	$15,007,590	$5,202	$8,777	$187,774	$—	$(3,971,500)	$—	$(10,414,163)	$823,680	$187,774
Common Stocks	1,056,068	—	(1,250,762)	940,067	661,119	(1,171,378)	—	—	235,114	940,067
Rights	116,772	—	—	(4,286)	—	—	—	—	112,486	(4,286)
Warrants	1,174	—	(140,381)	139,207	—	—	—	—	—	139,207
Total	$16,181,604	$5,202	$(1,382,366)	$1,262,762	$661,119	$(5,142,878)	$—	$(10,414,163)	$1,171,280	$1,262,762
As of July 31, 2021, Loan Assignments with a market value of $10,414,163 transferred from Level 3 to Level 2 as the the fair value obtained by an independent pricing service, utilized significant other observable inputs. As of October 31, 2020, the fair value obtained for these Loan Assignments, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 91.9%
Equity Funds 76.9%
IQ 50 Percent Hedged FTSE International ETF (a)	734,313	$ 18,255,021
IQ 500 International ETF (a)	937,835	30,584,956
IQ Candriam ESG International Equity ETF (a)	894,659	26,696,893
IQ Candriam ESG U.S. Equity ETF (a)	1,664,369	63,170,959
IQ Chaikin U.S. Large Cap ETF (a)	1,428,252	48,717,819
IQ Chaikin U.S. Small Cap ETF (a)	1,198,358	41,762,776
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,339,453	30,672,569
MainStay Epoch Capital Growth Fund Class I (a)	203,561	3,385,378
MainStay Epoch International Choice Fund Class I (a)	580,296	24,411,715
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,068,782	40,293,043
MainStay MacKay International Equity Fund Class R6 (a)	896,071	20,954,433
MainStay MacKay S&P 500 Index Fund Class I (a)	1,132,485	65,725,589
MainStay Winslow Large Cap Growth Fund Class R6	4,554,961	72,241,227
MainStay WMC Enduring Capital Fund Class R6 (a)	1,666,580	57,735,835
MainStay WMC Growth Fund Class R6 (a)	731,246	41,056,484
MainStay WMC International Research Equity Fund Class I (a)	2,865,688	23,164,499
MainStay WMC Small Companies Fund Class I (a)	1,314,721	43,572,615
MainStay WMC Value Fund Class R6 (a)	867,484	47,959,481
Total Equity Funds (Cost $479,561,594)		700,361,292
Fixed Income Funds 15.0%
MainStay Floating Rate Fund Class R6 (a)	3,961,761	36,086,887
MainStay MacKay High Yield Corporate Bond Fund Class R6	3,212,029	18,197,107
MainStay MacKay Short Duration High Yield Fund Class I	4,131,268	40,792,963
MainStay MacKay Total Return Bond Fund Class R6 (a)	3,239,927	36,779,331
MainStay Short Term Bond Fund Class I (a)	457,648	4,513,462
Total Fixed Income Funds (Cost $133,907,234)		136,369,750
Total Affiliated Investment Companies (Cost $613,468,828)		836,731,042
Short-Term Investment 7.9%
Affiliated Investment Company 7.9%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	71,705,916	71,705,916
Total Short-Term Investment (Cost $71,705,916)	7.9%	71,705,916
Total Investments (Cost $685,174,744)	99.8%	908,436,958
Other Assets, Less Liabilities	0.2	1,612,715
Net Assets	100.0%	$ 910,049,673

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of July 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	6,084	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(7,326)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	30,836	—
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	8,890	—
Citibank NA	iShares MSCI USA Momentum Factor ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	2,487	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(39,704)	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.03%	12/2/21	Monthly	6,284	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	36,783	—
Citibank NA	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.10%	12/2/21	Monthly	(4,248)	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	12,508	—
						$ —

1.	As of July 31, 2021, cash in the amount $2,000,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 700,361,292	$ —	$ —	$ 700,361,292
Fixed Income Funds	136,369,750	—	—	136,369,750
Total Affiliated Investment Companies	836,731,042	—	—	836,731,042
Short-Term Investment
Affiliated Investment Company	71,705,916	—	—	71,705,916
Total Investments in Securities	$ 908,436,958	$ —	$ —	$ 908,436,958

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 92.1%
Long-Term Municipal Bonds 90.9%
Certificate of Participation/Lease 0.3%
City of Newark CA, Financing Project, Certificates of Participation
3.00%, due 6/1/41	$ 650,000	$ 701,164
Mesa Water District, Certificate of Participation
4.00%, due 3/15/45	1,450,000	1,742,345
Oxnard School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation
Insured: BAM
2.00%, due 8/1/45 (a)	1,000,000	1,122,965
		3,566,474
Development 0.3%
California Statewide Communities Development Authority, Buck Institute for Research on Aging, Revenue Bonds
Insured: AGM
5.00%, due 11/15/49	1,000,000	1,160,220
City of Irvine CA, Reassessment District No. 19-1, Special Assessment
5.00%, due 9/2/44	1,800,000	2,290,736
		3,450,956
Education 5.6%
California Educational Facilities Authority, Claremont Mckenna College, Revenue Bonds
Series A
4.00%, due 1/1/39	1,800,000	2,019,646
California Educational Facilities Authority, Loma Linda University, Revenue Bonds
Series A
5.00%, due 4/1/23	570,000	615,871
Series A
5.00%, due 4/1/24	280,000	315,630
California Educational Facilities Authority, Loyola Marymount University, Green Bond, Revenue Bonds
Series B
5.00%, due 10/1/31	525,000	666,530
Series B
5.00%, due 10/1/35	640,000	803,138
California Educational Facilities Authority, Mount St. Mary's University, Revenue Bonds
Series A
5.00%, due 10/1/38	620,000	772,387
California Enterprise Development Authority, Thacher School Project (The), Revenue Bonds
4.00%, due 9/1/44	3,450,000	4,067,280
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/56 (b)	840,000	1,006,545
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
5.00%, due 11/1/39	300,000	373,578
Series B
5.00%, due 11/1/44	350,000	432,242
Series B
5.00%, due 11/1/49	500,000	615,662

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Green Bond, Revenue Bonds
Series B
4.00%, due 11/1/45	$ 850,000	$ 1,008,812
Series B
4.00%, due 11/1/55	915,000	1,081,739
California Infrastructure and Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Revenue Bonds
Series A
5.00%, due 1/1/55 (b)	2,645,000	3,146,972
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/46 (b)	1,000,000	1,169,260
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/31	235,000	294,670
5.00%, due 10/1/33	225,000	280,481
5.00%, due 10/1/35	225,000	279,221
5.00%, due 10/1/36	285,000	353,030
5.00%, due 10/1/37	310,000	383,340
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (b)
Series A
5.00%, due 5/1/36	1,275,000	1,439,870
Series A
5.00%, due 5/1/46	1,325,000	1,477,306
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,300,000	1,497,317
Series A
5.00%, due 7/1/46	795,000	904,423
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (b)	1,380,000	1,626,219
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds (b)
Series B
4.00%, due 11/1/36	400,000	416,893
Series B
4.50%, due 11/1/46	1,600,000	1,678,325
California Municipal Finance Authority, National University, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,283,131
California Municipal Finance Authority, Partnerships to Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	500,000	513,018
California Municipal Finance Authority, Pomona College, Revenue Bonds
4.00%, due 1/1/43	10,000,000	12,156,259
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/38	845,000	982,240

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (b)	$ 1,000,000	$ 1,165,827
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds
Insured: AGM
(zero coupon), due 8/1/49	7,905,000	2,706,673
California School Finance Authority, Revenue Bonds
Series A
5.00%, due 7/1/37 (b)	500,000	584,137
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (b)
5.00%, due 8/1/27	25,000	29,662
5.00%, due 8/1/27	475,000	556,624
5.00%, due 8/1/28	50,000	59,324
5.00%, due 8/1/28	650,000	761,227
5.00%, due 8/1/36	50,000	59,324
5.00%, due 8/1/36	550,000	634,416
5.00%, due 8/1/41	50,000	59,324
5.00%, due 8/1/41	700,000	802,491
5.00%, due 8/1/46	75,000	88,986
5.00%, due 8/1/46	900,000	1,025,863
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (b)	1,485,000	1,775,009
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	750,000	843,145
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (b)	500,000	573,907
California School Finance Authority, Kipp Social Public Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/34	600,000	668,236
California State University, Systemwide, Revenue Bonds
Series A
4.00%, due 11/1/37	2,375,000	2,726,589
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,097,111
Del Mar Union School District Community Facilities District No. 99-1, Special Tax
Insured: BAM
4.00%, due 9/1/44	1,450,000	1,685,598
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/33	410,000	536,994
Series A
5.00%, due 9/1/34	225,000	293,662
Series A
5.00%, due 9/1/36	550,000	712,153

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Rio Elementary School District Community Facilities District, Special Tax
Insured: BAM
5.00%, due 9/1/35	$ 500,000	$ 594,245
University of California, Revenue Bonds
Series BE
4.00%, due 5/15/47	6,500,000	7,815,059
		71,516,621
General 1.3%
Cathedral City Redevelopment Agency, Merged Redevelopment Project Area, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/26	1,000,000	1,129,847
Series A, Insured: AGM
5.00%, due 8/1/34	1,000,000	1,123,142
City of Irvine CA, Community Facilities District No. 2013-3, Special Tax
5.00%, due 9/1/49	1,385,000	1,542,456
City of Palm Desert CA, University Park, Special Tax
3.00%, due 9/1/31	420,000	434,254
4.00%, due 9/1/41	450,000	491,792
City of Rocklin CA, Community Facilities District No. 10, Special Tax
5.00%, due 9/1/39	1,150,000	1,295,149
Greenfield Redevelopment Agency, Tax Allocation
Insured: BAM
4.00%, due 2/1/26	285,000	329,373
Madera Redevelopment Agency, Successor Agency, Tax Allocation
Series A
5.00%, due 9/1/37	1,180,000	1,473,154
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	2,057,537
Riverside County Public Financing Authority, Desert Communities & Interstate 215 Corridor Projects, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/40	1,000,000	1,147,242
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/32	1,050,000	1,170,378
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation
Series C
5.00%, due 8/1/36	1,250,000	1,499,408
South Orange County Public Financing Authority, Special Tax, Senior Lien
Series A
5.00%, due 8/15/32	775,000	794,274
Transbay Joint Powers Authority, Green Bond, Tax Allocation, Senior Lien
Series A
5.00%, due 10/1/45	1,000,000	1,273,285

	Principal Amount	Value
Long-Term Municipal Bonds
General
Transbay Joint Powers Authority, Green Bond, Tax Allocation, Senior Lien
Series A
5.00%, due 10/1/49	$ 1,200,000	$ 1,522,673
		17,283,964
General Obligation 36.4%
Alta Loma School District, Unlimited General Obligation
Series B
5.00%, due 8/1/44	3,375,000	4,203,684
Banning Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/46	500,000	563,187
Beaumont Unified School District, Election 2008, Unlimited General Obligation
Series D, Insured: BAM
5.25%, due 8/1/44	1,000,000	1,239,521
Brawley Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/44	1,280,000	1,532,497
Buena Park School District, Election 2014, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/48	1,675,000	2,020,972
Cabrillo Unified School District, Election 2018, Unlimited General Obligation
Series A
5.00%, due 8/1/45	4,245,000	5,034,487
Campbell Union High School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/38	2,500,000	2,858,863
Central Union High School District, Election 2016, Unlimited General Obligation
5.25%, due 8/1/46	2,000,000	2,428,668
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	298,044
Chaffey Joint Union High School District, Unlimited General Obligation
Series D
4.00%, due 8/1/49	5,000,000	5,821,811
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B
3.375%, due 8/1/50	3,050,000	3,442,668
Series B
4.00%, due 8/1/45	1,000,000	1,202,434
Chowchilla Elementary School District, Madera County, Unlimited General Obligation
Series B
5.00%, due 8/1/43	960,000	1,144,200
City & County of San Francisco CA, Unlimited General Obligation
Series R-1
4.00%, due 6/15/32	1,000,000	1,213,641
City of Foster City CA, Levee Protection Planning & Improvements Project, Unlimited General Obligation
3.00%, due 8/1/45	5,500,000	5,874,384

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Coast Community College District, Election 2012, Unlimited General Obligation
Series D
4.50%, due 8/1/39	$ 500,000	$ 604,666
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A
5.25%, due 7/1/37 (c)(d)	5,000,000	4,768,750
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
4.00%, due 7/1/21 (c)(d)	1,393,000	1,218,875
Insured: AMBAC
4.50%, due 7/1/23	205,000	205,310
Series A, Insured: AGC
5.00%, due 7/1/23	270,000	277,530
Series A-4, Insured: AGM
5.00%, due 7/1/31	410,000	421,434
Series A, Insured: AGM
5.00%, due 7/1/35	2,175,000	2,239,585
Series A
5.25%, due 7/1/23 (c)(d)	1,970,000	1,878,887
Series C, Insured: AGM
5.25%, due 7/1/26	445,000	457,927
Series A-4, Insured: AGM
5.25%, due 7/1/30	175,000	180,084
Series A
5.25%, due 7/1/30 (c)(d)	750,000	715,313
Series A, Insured: AGM
5.50%, due 7/1/27	620,000	634,602
Series E
5.50%, due 7/1/31 (c)(d)	1,095,000	1,032,037
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 6/1/49	3,125,000	3,274,162
Corona-Norco Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/49	935,000	1,079,282
Cuyama Joint Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	500,000	604,444
Davis Joint Unified School District, Unlimited General Obligation
Insured: BAM
3.00%, due 8/1/38	4,190,000	4,552,708
Insured: BAM
3.00%, due 8/1/41	4,695,000	5,069,401
Denair Unified School District, Election 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	2,434,502
Desert Sands Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	1,100,000	1,082,905

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Dublin Unified School District, Green Bond, Unlimited General Obligation
Series C
3.00%, due 8/1/41	$ 3,000,000	$ 3,315,496
El Monte Union High School District, Unlimited General Obligation
Series A
4.00%, due 6/1/38	1,195,000	1,388,411
El Rancho Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/46	2,745,000	3,451,467
El Segundo Unified School District, Unlimited General Obligation
Series B
2.00%, due 8/1/46	1,510,000	1,441,272
Series B
2.00%, due 8/1/47	1,675,000	1,586,758
Series B
2.00%, due 8/1/48	400,000	376,004
Enterprise Elementary School District, Unlimited General Obligation
Series B, Insured: AGM
5.00%, due 8/1/49	4,130,000	4,860,754
Etiwanda School District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/49	2,000,000	2,330,888
Eureka City Schools, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/49	3,500,000	4,077,794
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, Election 2014, Unlimited General Obligation
Series A
5.25%, due 10/1/35	4,710,000	5,630,769
Fremont Union High School District, Election 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/34	1,000,000	1,133,726
Series B
3.00%, due 8/1/35	2,500,000	2,829,973
Fresno Unified School District, Election 2010, Unlimited General Obligation
Series F
4.00%, due 8/1/32	1,475,000	1,707,080
Fresno Unified School District, Election 2020, Unlimited General Obligation
Series A
3.00%, due 8/1/51	7,000,000	7,538,181
Glendale Community College District, Unlimited General Obligation
Series B
3.00%, due 8/1/47	6,500,000	6,993,266
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,444,645
Series B
3.00%, due 8/1/38	375,000	411,619

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Hartnell Community College District, Unlimited General Obligation
Series B
3.00%, due 8/1/40	$ 525,000	$ 572,740
Series B
3.00%, due 8/1/45	3,500,000	3,777,954
Holtville Unified School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/44	1,240,000	1,598,731
Huntington Beach City School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/44	1,525,000	1,732,501
Series B
4.00%, due 8/1/48	1,500,000	1,698,803
Inglewood Unified School District, Unlimited General Obligation
Series C, Insured: BAM
5.00%, due 8/1/32	400,000	492,826
Series C, Insured: BAM
5.00%, due 8/1/34	585,000	721,281
Inglewood Unified School District, Election 2012, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/25	250,000	294,989
Series B, Insured: BAM
5.00%, due 8/1/35	800,000	950,068
Jefferson Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/45	1,250,000	1,433,764
Jurupa Unified School District, Unlimited General Obligation
Series B
5.00%, due 8/1/33	1,555,000	1,942,141
Series B
5.00%, due 8/1/37	1,000,000	1,241,859
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/43	1,675,000	1,969,403
Series C
5.25%, due 8/1/43	2,000,000	2,542,652
Kerman Unified School District, Election 2016, Unlimited General Obligation
Insured: BAM
5.25%, due 8/1/46	1,755,000	2,206,675
Kern Community College District, Facilities Improvement District No. 1, Unlimited General Obligation
(zero coupon), due 8/1/23	2,000,000	1,988,366
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
Series C
5.75%, due 11/1/34	650,000	731,528
La Mesa-Spring Valley School District, Election 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	1,775,000	2,039,635

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Lemoore Union High School District, Election 2016, Unlimited General Obligation
Series A
5.50%, due 8/1/42	$ 560,000	$ 715,020
Lennox School District, Election 2016, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/47	3,000,000	3,347,234
Livermore Valley Joint Unified School District, Unlimited General Obligation
3.00%, due 8/1/40	2,890,000	3,074,930
Lodi Unified School District, Election 2016, Unlimited General Obligation
Series 2020
3.00%, due 8/1/43	3,475,000	3,739,514
Series 2020
4.00%, due 8/1/38	2,830,000	3,322,257
Series 2020
4.00%, due 8/1/39	1,300,000	1,523,517
Long Beach Community College District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	3,000,000	3,495,252
Long Beach Unified School District, Unlimited General Obligation
Series A
4.00%, due 8/1/43	6,500,000	7,488,586
Long Beach Unified School District, Election 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/32	3,985,000	4,838,384
Series A
5.00%, due 8/1/33	2,825,000	3,425,320
Los Angeles Community College District, Unlimited General Obligation
Series I
4.00%, due 8/1/33	2,865,000	3,350,437
Series I
4.00%, due 8/1/34	4,000,000	4,668,621
Los Angeles Unified School District, Unlimited General Obligation
Series C
4.00%, due 7/1/33	3,125,000	3,903,685
Series C
4.00%, due 7/1/38	4,500,000	5,501,009
Series A
5.00%, due 7/1/25	1,250,000	1,480,904
Los Angeles Unified School District, Election 2005, Unlimited General Obligation
Series M-1
5.25%, due 7/1/42	2,990,000	3,754,728
Los Rios Community College District, Unlimited General Obligation
Series D
4.00%, due 8/1/35	250,000	291,326
Series D
4.00%, due 8/1/39	1,000,000	1,156,814

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Lucia Mar Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/47	$ 7,000,000	$ 7,568,924
Series C
4.00%, due 8/1/49	1,500,000	1,769,817
Manteca Unified School District, Unlimited General Obligation
4.00%, due 8/1/45	2,000,000	2,347,200
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	984,331
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,250,013
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,192,538
Moraga Elementary School District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/44	1,335,000	1,423,519
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	2,000,000	2,195,815
Series C, Insured: BAM
3.00%, due 8/1/50	5,000,000	5,466,564
Series B, Insured: AGM
5.00%, due 8/1/47	3,250,000	4,014,923
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/38	1,985,000	2,356,389
Mountain View-Whisman School District, Election 2020, Unlimited General Obligation
Series A
3.00%, due 9/1/34	505,000	581,563
Series A
3.00%, due 9/1/36	750,000	857,109
Series A
3.00%, due 9/1/40	1,160,000	1,297,779
Napa Valley Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: AGM
4.00%, due 8/1/44	10,000,000	11,491,069
Natomas Unified School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/49	5,000,000	5,704,205
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45 (a)	1,250,000	1,435,443
Newport Mesa Unified School District, Capital, Appreciation, Election 2005, Unlimited General Obligation
Series 2007, Insured: NATL-RE
(zero coupon), due 8/1/30	4,000,000	3,601,228

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
North Orange County Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/32	$ 450,000	$ 556,528
Series B
4.00%, due 8/1/33	300,000	367,808
Oceanside Unified School District, Unrefunded, Unlimited General Obligation
Series C
(zero coupon), due 8/1/51	25,000	3,950
Oxnard Union High School District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/38	1,000,000	1,143,545
Series B
4.00%, due 8/1/42	1,500,000	1,747,435
Palo Verde Community College District, Election 2014, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/45	500,000	558,729
Palomar Community College District, Election 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39 (a)	2,000,000	2,660,494
Perris Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 9/1/38	3,550,000	4,269,764
Redwood City School District, Election 2015, Unlimited General Obligation
Series C
4.00%, due 8/1/44	1,800,000	2,132,296
5.25%, due 8/1/44	2,000,000	2,522,411
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
(zero coupon), due 8/1/42 (a)	2,000,000	2,763,087
Riverside Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	1,700,000	1,980,264
Robla School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/35	435,000	505,811
Series A, Insured: AGM
4.00%, due 8/1/36	500,000	580,270
Series A, Insured: AGM
4.00%, due 8/1/37	500,000	579,089
Series A, Insured: AGM
4.00%, due 8/1/40	2,070,000	2,383,611
Series A, Insured: AGM
5.00%, due 8/1/44	1,720,000	2,136,628
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series F, Insured: AGM
3.00%, due 8/1/44	2,600,000	2,845,090
Series C, Insured: AGM
5.00%, due 8/1/34	655,000	768,605

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Bernardino Community College District, Election 2018, Unlimited General Obligation
Series A
4.00%, due 8/1/49	$ 5,675,000	$ 6,847,924
San Diego Community College District, Unlimited General Obligation
4.00%, due 8/1/36	6,000,000	6,898,478
San Diego Unified School District, Election 2012, Unlimited General Obligation
Series I
4.00%, due 7/1/34	1,000,000	1,177,147
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, Unlimited General Obligation
Series F-1
3.00%, due 8/1/37	1,505,000	1,678,961
San Francisco Bay Area Rapid Transit District, Election 2016, Green Bond, Unlimited General Obligation
Series B-1
4.00%, due 8/1/37	9,695,000	11,930,440
San Francisco Bay Area Rapid Transit District, Green Bonds, Unlimited General Obligation
Series C-1
3.00%, due 8/1/50	4,000,000	4,338,213
San Jose Evergreen Community College District, Election 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/38	1,500,000	1,644,948
Series B
3.00%, due 9/1/39	2,250,000	2,462,430
Series B
3.00%, due 9/1/40	2,500,000	2,715,909
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/35	500,000	633,266
Series B, Insured: BAM
5.00%, due 8/1/36	1,955,000	2,470,692
Series A, Insured: BAM
5.25%, due 8/1/42	1,000,000	1,251,550
San Lorenzo Valley Unified School District, Election 2020, Unlimited General Obligation
Series A
4.00%, due 8/1/45	1,000,000	1,167,792
Series A
5.00%, due 8/1/50	2,005,000	2,481,771
San Mateo Union High School District, Election 2020, Unlimited General Obligation
Series A
2.25%, due 9/1/42	2,000,000	2,029,346
San Rafael City Elementary School District, Election 2005, Unlimited General Obligation
Series C
4.00%, due 8/1/47	1,720,000	1,968,880
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	871,951
San Ysidro School District, Election 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/40	975,000	1,125,797

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Ysidro School District, Election 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/45	$ 2,320,000	$ 2,654,505
Sanger Unified School District, Election 2018, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/45	500,000	544,213
Sanger Unified School District, Election 2020, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/48	3,390,000	3,679,849
Series A, Insured: BAM
3.00%, due 8/1/51	3,645,000	3,950,852
Series A, Insured: BAM
4.00%, due 8/1/55	1,435,000	1,731,853
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A
(zero coupon), due 8/1/36 (a)	1,000,000	1,488,631
Santa Barbara Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/42	2,750,000	3,227,555
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series A
4.00%, due 8/1/47	1,250,000	1,472,260
Santa Monica-Malibu Unified School District, Election 2018, Unlimited General Obligation
Series B
3.00%, due 8/1/42	2,060,000	2,261,603
Series B
3.00%, due 8/1/44	5,415,000	5,914,908
Santa Monica-Malibu Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
Series A
4.00%, due 8/1/39	1,015,000	1,199,225
Santee School District, Unlimited General Obligation
5.00%, due 8/1/48	2,205,000	2,747,518
Shasta Union High School District, Election 2016, Unlimited General Obligation
4.00%, due 8/1/44	1,135,000	1,302,903
5.25%, due 8/1/43	1,000,000	1,250,601
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/33	175,000	206,752
Series B
4.00%, due 8/1/38	370,000	433,184
Series B
4.00%, due 8/1/39	350,000	409,068
Series B
4.00%, due 8/1/40	1,455,000	1,698,241
Series B
5.00%, due 8/1/42	1,375,000	1,710,865
Series B
5.00%, due 8/1/44	1,200,000	1,494,643

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Southwestern Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	$ 2,000,000	$ 2,289,396
State of California, Unlimited General Obligation
4.00%, due 9/1/34	3,500,000	4,073,329
4.00%, due 3/1/36	5,000,000	6,144,725
State of California, Various Purposes, Unlimited General Obligation
2.50%, due 3/1/50	3,000,000	3,054,184
3.00%, due 11/1/34	3,750,000	4,309,453
4.00%, due 3/1/40	3,500,000	4,239,495
4.00%, due 3/1/46	3,000,000	3,588,522
5.00%, due 11/1/27	2,380,000	3,031,663
5.00%, due 4/1/28	2,930,000	3,776,284
5.00%, due 8/1/37	2,900,000	3,705,905
Tahoe Forest Hospital District, California Hospital District, Unlimited General Obligation
5.00%, due 8/1/29	1,815,000	2,193,870
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	5,000,000	5,414,098
Series C
5.25%, due 8/1/44	1,000,000	1,196,405
Turlock Unified School District, School Facilities Improvement District No. 1, Unlimited General Obligation
4.00%, due 8/1/33	480,000	555,936
4.00%, due 8/1/34	515,000	595,037
4.00%, due 8/1/35	545,000	627,352
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series D
4.00%, due 8/1/30	200,000	244,806
Series C
4.00%, due 8/1/31	490,000	569,458
Series C
4.00%, due 8/1/32	555,000	644,395
Series C
4.00%, due 8/1/33	625,000	724,540
Series D
4.00%, due 8/1/36	300,000	356,304
Series D
4.00%, due 8/1/37	300,000	355,471
Series D
4.00%, due 8/1/38	500,000	591,341
Series D
4.00%, due 8/1/40	500,000	588,896
Series D
4.00%, due 8/1/45	2,050,000	2,393,974
Series C
5.00%, due 8/1/39	500,000	598,362
Series C
5.00%, due 8/1/40	1,225,000	1,462,683

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series C
5.00%, due 8/1/41	$ 1,350,000	$ 1,609,031
Series C
5.00%, due 8/1/42	1,000,000	1,190,800
Washington Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series B, Insured: BAM-TCRS NATL
(zero coupon), due 8/1/31	2,400,000	2,046,376
West Contra Costa Unified School District, Election 2010, Unlimited General Obligation
Series E
4.00%, due 8/1/38	1,500,000	1,760,857
West Contra Costa Unified School District, Election 2012, Unlimited General Obligation
Series D
4.00%, due 8/1/38	1,500,000	1,760,857
West Contra Costa Unified School District, Election 2020, Unlimited General Obligation
Series E, Insured: AGM
3.00%, due 8/1/35	855,000	957,239
Series E, Insured: AGM
3.00%, due 8/1/37	750,000	830,825
Series E, Insured: AGM
3.00%, due 8/1/38	675,000	744,765
Series E, Insured: AGM
3.00%, due 8/1/39	700,000	769,804
Series E, Insured: AGM
3.00%, due 8/1/40	650,000	713,392
West Contra Costa Unified School District, National Senior Campuses, Unlimited General Obligation
Series E, Insured: AGM
3.00%, due 8/1/36	1,000,000	1,114,626
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	5,000,000	888,820
Whittier Union High School District, Unlimited General Obligation
Series A
3.00%, due 8/1/46	4,725,000	5,116,555
		465,091,421
Hospital 4.5%
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/42	500,000	604,552
Series A
5.00%, due 8/15/47	1,000,000	1,203,766
California Health Facilities Financing Authority, Children's Hospital of Orange County, Revenue Bonds
Series A
3.00%, due 11/1/39	3,250,000	3,647,441
Series A
4.00%, due 11/1/36	310,000	379,708

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Health Facilities Financing Authority, Children's Hospital of Orange County, Revenue Bonds
Series A
4.00%, due 11/1/37	$ 500,000	$ 610,775
Series A
4.00%, due 11/1/38	250,000	304,725
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
5.00%, due 11/15/37	1,600,000	1,832,624
5.00%, due 11/15/49	2,500,000	3,004,116
California Health Facilities Financing Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/40	3,000,000	3,609,778
Series A
4.00%, due 4/1/49	7,500,000	8,880,652
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
4.125%, due 2/1/47	750,000	851,368
5.00%, due 2/1/36	1,035,000	1,275,418
California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds
Series C
5.00%, due 6/1/41 (e)	5,000,000	6,666,559
California Health Facilities Financing Authority, Stanford Health Care Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/36	3,000,000	3,775,828
California Health Facilities Financing Authority, Sutter Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/34	475,000	570,390
Series A
5.00%, due 11/15/37	5,175,000	6,492,483
Series A
5.00%, due 11/15/38	1,600,000	2,005,086
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A
5.00%, due 2/1/27	1,100,000	1,365,139
Series A
5.00%, due 2/1/37	1,000,000	1,213,767
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/39 (b)	1,000,000	1,126,823
California Public Finance Authority, Henry Mayo Newhall Hospital Obligated Group, Revenue Bonds
5.00%, due 10/15/47	1,000,000	1,182,710
California Statewide Communities Development Authority, Emanate Health, Revenue Bonds
Series A
4.00%, due 4/1/45	1,000,000	1,179,454
Series A
5.00%, due 4/1/34	1,275,000	1,668,273
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
5.00%, due 1/1/38	1,500,000	1,829,698
5.00%, due 1/1/48	1,000,000	1,200,332

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	$ 1,380,000	$ 1,559,008
		58,040,473
Housing 3.2%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/29	800,000	970,942
California Enterprise Development Authority, Provident Group-SDSU Properties LLC M@College Project, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/40	650,000	826,961
Series A
5.00%, due 8/1/45	700,000	878,635
Series A
5.00%, due 8/1/55	1,000,000	1,241,186
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds
Insured: BAM
5.00%, due 5/15/29	5,000,000	6,437,124
California Municipal Finance Authority, Mobile Home Park Senior Caritas Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 8/15/42	1,540,000	1,709,940
Series A
5.00%, due 8/15/29	805,000	982,006
Series A
5.00%, due 8/15/31	140,000	169,035
California Municipal Finance Authority, Orchard Park Student Housing Project, Revenue Bonds
Insured: BAM
4.00%, due 5/15/38	1,250,000	1,534,252
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A-P3
5.00%, due 7/1/40 (b)	1,000,000	1,166,695
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,456,022
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41	2,000,000	2,326,538
California Statewide Communities Development Authority, CHF-Irvine LLC, Student Housing, Revenue Bonds
5.00%, due 5/15/40	1,025,000	1,212,332
5.00%, due 5/15/47	3,500,000	4,216,997
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (b)
Series A
3.00%, due 6/1/29	750,000	806,787
Series A
5.00%, due 6/1/34	375,000	465,954
Series A
5.00%, due 6/1/51	1,750,000	2,110,310

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC Project, Revenue Bonds
Series A
5.75%, due 1/15/45 (b)	$ 400,000	$ 420,974
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/45	4,500,000	5,492,880
Series A
5.00%, due 7/1/61	5,000,000	6,015,032
		40,440,602
Other Revenue 20.1%
ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds
Series A
5.00%, due 7/1/42	500,000	515,279
Anaheim Public Financing Authority, City of Anaheim, Revenue Bonds
Series A
5.00%, due 5/1/33	1,000,000	1,108,449
Series A, Insured: BAM
5.00%, due 9/1/35	4,500,000	5,478,075
Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/26	8,000,000	9,634,998
Series A, Insured: AGM
5.00%, due 9/1/27	5,000,000	6,167,827
Series A, Insured: AGM
5.00%, due 9/1/28	2,250,000	2,824,596
Burlingame California Financing Authority, Community Center Project, Revenue Bonds
5.00%, due 7/1/47	1,515,000	1,932,567
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (b)	3,000,000	3,444,396
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/47	1,275,000	1,275,679
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds
Series B-2
(zero coupon), due 6/1/55	3,500,000	715,163
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	371,705
Series A
4.00%, due 6/1/35	500,000	617,562
Series A
4.00%, due 6/1/36	300,000	369,242
Series A
4.00%, due 6/1/37	275,000	337,301
Series A
4.00%, due 6/1/38	275,000	336,550

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/39	$ 350,000	$ 427,005
Series A
4.00%, due 6/1/40	500,000	609,001
Series A
4.00%, due 6/1/49	1,500,000	1,789,941
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,629,618
5.00%, due 9/1/31	1,365,000	1,704,959
5.00%, due 9/1/32	1,435,000	1,787,928
5.00%, due 9/1/34	1,590,000	1,970,816
California Housing Finance, City & County of San Francisco, Revenue Bonds
Series N
4.00%, due 4/1/45	4,000,000	4,787,037
California Infrastructure and Economic Development Bank, California State Teachers' Retirement System, Green Bond, Revenue Bonds
5.00%, due 8/1/38	1,200,000	1,542,092
California Infrastructure and Economic Development Bank, California State Teachers' Retirement System, Green Bond, Green Bond, Revenue Bonds
5.00%, due 8/1/37	1,050,000	1,352,118
California Infrastructure and Economic Development Bank, Salvation Army Western Territory (The), Revenue Bonds
4.00%, due 9/1/33	1,225,000	1,403,292
4.00%, due 9/1/34	1,000,000	1,142,313
California Municipal Finance Authority, Asian Community Center of Sacramento Valley, Inc., Revenue Bonds
Insured: California Mortgage Insurance
5.00%, due 4/1/48	1,545,000	1,863,167
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,602,457
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (f)	5,000,000	5,880,943
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series B
4.00%, due 5/1/39	1,500,000	1,851,844
Series B
4.00%, due 5/1/40	1,000,000	1,231,989
Series B
4.00%, due 5/1/41	1,500,000	1,839,937
California Statewide Communities Development Authority, A Community of Seniors, Redwoods Project, Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.375%, due 11/15/44	535,000	587,736
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43	500,000	556,410
California Statewide Financing Authority, Tobacco Settlement Asset Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (b)	20,000,000	1,950,912

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	$ 1,500,000	$ 238,281
City of Sacramento CA, Transient Occupancy Tax, Revenue Bonds
Series C
5.00%, due 6/1/48	4,860,000	5,806,764
City of Santa Ana CA, Gas Tax, Revenue Bonds
4.00%, due 1/1/38	1,360,000	1,593,156
CSCDA Community Improvement Authority, Revenue Bonds (b)
Series A
4.00%, due 8/1/56	10,000,000	11,197,185
Series A
5.00%, due 7/1/51	2,000,000	2,367,058
CSCDA Community Improvement Authority, Jefferson Anaheim, Revenue Bonds
3.125%, due 8/1/56 (b)	5,000,000	5,140,806
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
4.00%, due 9/1/56 (b)	1,000,000	1,117,758
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (b)	3,000,000	3,126,384
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,059,194
FHLMC Multifamily VRD Certificates, VRD Certificates, Revenue Bonds
Series M-057
2.40%, due 10/15/29	2,995,000	3,198,533
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A-2
5.30%, due 6/1/37 (a)	2,500,000	2,595,557
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	1,025,000	1,025,505
Imperial Irrigation District Electric System, Revenue Bonds
Series C
5.00%, due 11/1/37	1,000,000	1,192,052
Series B-2
5.00%, due 11/1/41	5,475,000	6,574,310
Livermore Valley Water Financing Authority, Alameda County Flood Control & Water Conservation District Zone No. 7, Revenue Bonds
Series A
5.00%, due 7/1/47	3,945,000	4,866,519
Lodi Public Financing Authority, Electric System, Revenue Bonds
Insured: AGM
5.00%, due 9/1/31	1,330,000	1,676,616
Insured: AGM
5.00%, due 9/1/32	1,650,000	2,068,461
Los Angeles County Facilities, Inc., County of Los Angeles, Revenue Bonds
Series A
5.00%, due 12/1/38	1,910,000	2,426,410

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Los Angeles County Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A
4.00%, due 6/1/37	$ 4,000,000	$ 4,957,086
Montclair Financing Authority, Public Facilities Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/32	1,000,000	1,135,721
Mountain House Public Financing Authority, Green Bond, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/40	1,380,000	1,654,053
Orange City Public Facilities Financing Authority, City of Orange, Revenue Bonds
Series A
4.00%, due 11/1/50	2,000,000	2,309,747
Orange County Local Transportation Authority, Sales Tax, Revenue Bonds
4.00%, due 2/15/38	10,000,000	11,929,270
Panoche Financing Authority, Panoche Water District, Revenue Bonds
Series A
4.00%, due 9/1/51	1,500,000	1,762,496
Pico Rivera Public Financing Authority, City of Pico Rivera, Revenue Bonds
Insured: NATL-RE
5.25%, due 9/1/34	1,560,000	1,905,099
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	1,100,000	1,120,723
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.25%, due 8/1/21	300,000	300,000
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (c)(d)
Series S, Insured: COMMWLTH GTD
5.00%, due 7/1/24	1,305,000	1,306,631
Series N, Insured: COMMWLTH GTD
5.00%, due 7/1/32	3,130,000	3,270,850
Series U, Insured: COMMWLTH GTD
5.25%, due 7/1/42	3,000,000	2,917,500
Series S, Insured: COMMWLTH GTD
5.75%, due 7/1/22	2,000,000	2,050,000
Puerto Rico Public Buildings Authority, Unrefunded, Government Facilities, Revenue Bonds (c)(d)
Series I, Insured: COMMWLTH GTD
5.25%, due 7/1/29	1,565,000	1,645,206
Series I, Insured: COMMWLTH GTD
5.25%, due 7/1/33	1,500,000	1,567,500
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
4.50%, due 7/1/34	1,500,000	1,665,529
Series A-1
4.75%, due 7/1/53	1,000,000	1,149,912
Series A-1
5.00%, due 7/1/58	17,000,000	19,865,010

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	$ 5,000,000	$ 5,805,889
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds
Series C, Insured: NATL-RE
5.50%, due 6/1/37	1,150,000	1,376,436
San Diego County Regional Transportation Commission, Green Bond, Revenue Bonds
Series A
5.00%, due 4/1/38	1,000,000	1,322,023
Series A
5.00%, due 4/1/39	1,000,000	1,318,968
Series A
5.00%, due 4/1/40	675,000	888,664
Series A
5.00%, due 4/1/44	2,800,000	3,654,747
San Francisco Bay Area Rapid Transit District, Sales Tax, Revenue Bonds
Series A
4.00%, due 7/1/36	1,850,000	2,174,163
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds
Series K
5.00%, due 3/1/37	1,705,000	2,093,546
San Mateo Joint Powers Financing Authority, Capital Projects, Revenue Bonds
Series A
5.00%, due 7/15/43	3,000,000	3,792,074
South Bayside Waste Management Authority, Prerefunded, Green Bond, Revenue Bonds
Series B, Insured: AGM
5.00%, due 9/1/25 (f)	50,000	59,160
Series B, Insured: AGM
5.00%, due 9/1/27 (f)	55,000	69,011
Series B, Insured: AGM
5.00%, due 9/1/29 (f)	15,000	19,726
Series B, Insured: AGM
5.00%, due 9/1/30 (f)	25,000	32,877
Series B, Insured: AGM
5.00%, due 9/1/31 (f)	15,000	19,726
Series 2019A, Insured: AGM
5.00%, due 9/1/32	15,000	19,932
Series 2019A, Insured: AGM
5.00%, due 9/1/39	80,000	106,305
South Bayside Waste Management Authority, Unrefunded, Green Bond, Revenue Bonds
Series B, Insured: AGM
5.00%, due 9/1/25 (f)	1,465,000	1,734,150
Series B, Insured: AGM
5.00%, due 9/1/27 (f)	1,615,000	2,022,479
Series B, Insured: AGM
5.00%, due 9/1/29 (f)	405,000	527,694
Series B, Insured: AGM
5.00%, due 9/1/30 (f)	690,000	891,520

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
South Bayside Waste Management Authority, Unrefunded, Green Bond, Revenue Bonds
Series B, Insured: AGM
5.00%, due 9/1/31 (f)	$ 395,000	$ 505,864
Series 2019A, Insured: AGM
5.00%, due 9/1/32	485,000	624,527
Series 2019A, Insured: AGM
5.00%, due 9/1/39	2,450,000	3,099,077
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/37	2,500,000	2,909,419
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,624,670
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,901,590
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series B-1
5.00%, due 1/1/27	1,500,000	1,529,318
Series D
5.00%, due 11/15/27	1,000,000	1,173,248
Series A
5.125%, due 1/1/42	2,890,000	2,947,969
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
(zero coupon), due 6/1/60	12,500,000	3,161,504
4.00%, due 6/1/49	1,000,000	1,194,745
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/48	2,400,000	3,042,358
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29	1,500,000	1,497,156
Series A
5.00%, due 10/1/32	1,250,000	1,239,375
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
6.00%, due 10/1/39	780,000	781,786
Series A
6.625%, due 10/1/29	280,000	282,281
Series A
6.75%, due 10/1/37	2,450,000	2,469,957
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series A
5.00%, due 10/1/25	620,000	621,454
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/32	1,205,000	1,258,067

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
West Hollywood Public Financing Authority, City of West Hollywood, Revenue Bonds
Series A
3.00%, due 4/1/42	$ 3,300,000	$ 3,608,925
		256,826,166
School District 0.3%
Alvord Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/37	825,000	910,508
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/33	2,825,000	1,604,200
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series B
5.00%, due 8/1/38	1,000,000	1,098,663
		3,613,371
Transportation 9.6%
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.00%, due 10/1/29	1,000,000	1,102,877
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (f)	1,000,000	1,105,219
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds
Series A
5.00%, due 6/30/31 (f)	3,100,000	3,886,585
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds
Series A, Insured: AGM
3.25%, due 12/31/32 (f)	1,000,000	1,103,371
City of Long Beach CA, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/36	1,000,000	1,294,889
Series A
5.00%, due 5/15/37	1,000,000	1,292,496
Series A
5.00%, due 5/15/38	2,000,000	2,579,776
City of Los Angeles CA, Revenue Bonds, Senior Lien
Series B
4.00%, due 5/15/39	5,000,000	6,082,581
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series B
5.00%, due 5/15/25 (f)	710,000	832,276
Series D
5.00%, due 5/15/26 (f)	1,000,000	1,210,617
Series A
5.00%, due 5/15/29 (f)	3,125,000	4,069,068

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Los Angeles CA, Department of Airports, Revenue Bonds
Series A
5.00%, due 5/15/31 (f)	$ 2,815,000	$ 3,483,887
Series E
5.00%, due 5/15/37 (f)	1,250,000	1,603,121
Series F
5.00%, due 5/15/37 (f)	875,000	1,114,446
Series A
5.00%, due 5/15/40	6,175,000	8,031,348
Series A
5.25%, due 5/15/48 (f)	1,375,000	1,725,554
City of Palm Springs CA, Airport Passenger Facility Charge, Revenue Bonds (f)
Insured: BAM
5.00%, due 6/1/30	640,000	743,169
Insured: BAM
5.00%, due 6/1/31	1,130,000	1,312,158
County of Sacramento CA, Airport System, Revenue Bonds
Series C
5.00%, due 7/1/38 (f)	3,000,000	3,701,710
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C
4.00%, due 1/15/43	525,000	622,915
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	1,500,000	1,797,283
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (f)
Series A, Insured: BAM
4.00%, due 3/1/42	4,755,000	5,428,065
Series A
5.00%, due 3/1/32	2,000,000	2,665,468
Series A
5.00%, due 3/1/41	2,500,000	3,012,197
Series A
5.00%, due 3/1/47	4,390,000	5,274,409
Peninsula Corridor Joint Powers Board, Farebox, Revenue Bonds
Series A
5.00%, due 10/1/32	500,000	647,331
Series A
5.00%, due 10/1/33	500,000	645,369
Series A
5.00%, due 10/1/34	500,000	643,626
Series A
5.00%, due 10/1/35	350,000	449,795
Series A
5.00%, due 10/1/44	4,035,000	4,801,148
Port of Oakland, Revenue Bonds (f)
Series D
5.00%, due 11/1/28	2,250,000	2,804,088

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Port of Oakland, Revenue Bonds (f)
Series D
5.00%, due 11/1/29	$ 1,850,000	$ 2,296,600
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series D, Insured: AGM
5.00%, due 7/1/32	1,205,000	1,238,606
Series G, Insured: AGC
5.00%, due 7/1/42	40,000	41,116
Insured: AMBAC
5.50%, due 7/1/26	460,000	503,949
San Francisco City & County Airport Commission, International Airport, Revenue Bonds, Second Series
Series 2020
4.00%, due 5/1/39 (f)	2,250,000	2,688,070
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series H
5.00%, due 5/1/27 (f)	7,000,000	8,692,285
Series D
5.00%, due 5/1/30	2,595,000	3,397,128
Series D
5.00%, due 5/1/31	2,200,000	2,866,336
Series D
5.00%, due 5/1/38	4,600,000	5,895,653
Series E
5.00%, due 5/1/45 (f)	3,460,000	4,314,415
Series E
5.00%, due 5/1/50 (f)	4,100,000	5,088,874
San Francisco Municipal Transportation Agency, Revenue Bonds
5.00%, due 3/1/44	1,500,000	1,690,421
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	4,000,000	4,520,178
Series B
5.25%, due 1/15/49	500,000	564,167
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/15/44	3,500,000	3,961,202
Series A
5.00%, due 1/15/50	500,000	562,990
		123,388,832
Utilities 3.2%
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds
5.00%, due 2/1/39	1,000,000	1,073,625
City of Riverside CA, Electric, Revenue Bonds
Series A
5.00%, due 10/1/31	750,000	975,335
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,203,904

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.50%, due 7/1/43	$ 3,500,000	$ 3,847,266
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	1,000,000	1,046,745
Series A
5.00%, due 10/1/40	1,000,000	1,163,005
Los Angeles Department of Water & Power System, Revenue Bonds
Series C
5.00%, due 7/1/37	2,860,000	3,734,966
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	461,135
Series SS, Insured: NATL-RE
5.00%, due 7/1/22	640,000	649,255
Series UU, Insured: AGM
5.00%, due 7/1/24	225,000	231,275
Series XX-RSA-1
5.25%, due 7/1/40 (c)(d)	1,000,000	985,000
Sacramento Municipal Utility District, Revenue Bonds
Series G
5.00%, due 8/15/37	8,000,000	10,433,530
Sacramento Municipal Utility District, Electric Revenue, Green Bonds, Revenue Bonds
Series H
4.00%, due 8/15/45	7,500,000	9,080,508
Turlock Irrigation District, Revenue Bonds
5.00%, due 1/1/38	600,000	783,402
5.00%, due 1/1/39	500,000	651,365
5.00%, due 1/1/44	3,165,000	4,081,415
		40,401,731
Water & Sewer 6.1%
City of Clovis CA, Wastewater, Revenue Bonds
Insured: AGM
5.25%, due 8/1/29	500,000	593,610
City of Culver City CA, Wastewater Facilities, Revenue Bonds
Series A
4.00%, due 9/1/44	1,690,000	2,012,097
City of Oxnard CA, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	2,283,188
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,460,535
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,692,526
City of Oxnard CA, Water System, Revenue Bonds
Insured: BAM
5.00%, due 6/1/35	1,125,000	1,407,298

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
City of San Francisco CA, Public Utilities Commission Water, Green Bond, Revenue Bonds
Series A
4.00%, due 11/1/50	$ 4,000,000	$ 4,830,608
City of Vernon CA, Water System, Revenue Bonds
Series A, Insured: AGM
3.375%, due 8/1/40	650,000	710,926
Series A, Insured: AGM
3.50%, due 8/1/45	725,000	791,191
Series A, Insured: AGM
5.00%, due 8/1/30	985,000	1,276,847
Series A, Insured: AGM
5.00%, due 8/1/35	1,000,000	1,276,143
Colton Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 3/1/47	2,500,000	2,772,465
Contra Costa Water District, Revenue Bonds
Series V
5.00%, due 10/1/44	6,000,000	7,763,530
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 7/1/45	2,850,000	3,384,764
Eastern Municipal Water District Financing Authority, Water & Wastewater, Revenue Bonds
Series A
4.00%, due 7/1/37	1,700,000	2,110,417
Series A
4.00%, due 7/1/38	1,500,000	1,853,518
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	6,290,000	7,162,453
Series A
5.00%, due 1/1/50	2,500,000	3,098,517
Los Angeles County Sanitation Districts Financing Authority, Green Bond, Revenue Bonds
Series A
4.00%, due 10/1/33	1,000,000	1,153,657
Los Angeles Department of Water, Revenue Bonds
Series A
5.00%, due 7/1/35	1,500,000	1,842,119
Moulton-Niguel Water District, Revenue Bonds
5.00%, due 9/1/39	3,685,000	4,731,901
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,123,755
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/33	355,000	370,336
Series A
5.50%, due 7/1/28	1,500,000	1,571,620

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Rancho Water District Financing Authority, Revenue Bonds
Series A
4.00%, due 8/1/37	$ 2,750,000	$ 3,401,916
San Diego County Water Authority, Green Bond, Revenue Bonds
Series B
4.00%, due 5/1/38	5,000,000	6,308,455
San Joaquin Area Flood Control Agency, California Smith Canal Area Assessment, Special Assessment
Insured: AGM
3.00%, due 10/1/32	660,000	741,495
Insured: AGM
3.00%, due 10/1/34	700,000	781,200
Insured: AGM
3.25%, due 10/1/40	2,000,000	2,234,989
Insured: AGM
3.375%, due 10/1/45	1,250,000	1,393,199
Insured: AGM
3.375%, due 10/1/50	1,000,000	1,109,519
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,350,092
Silicon Valley Clean Water, Revenue Bonds
5.00%, due 8/1/45	500,000	595,437
Watereuse Finance Authority, Vallejo Sanitation And Flood Control District Refunding Program, Revenue Bonds
Series A
5.50%, due 5/1/36	500,000	568,658
West Sacramento Financing Authority, Water Capital Projects, Revenue Bonds
Insured: BAM
4.00%, due 10/1/39	300,000	343,320
		78,102,301
Total Long-Term Municipal Bonds (Cost $1,072,194,013)		1,161,722,912
Short-Term Municipal Notes 1.2%
General Obligation 1.0%
State of California, Unlimited General Obligation
Series A
0.01%, due 5/1/48 (g)	12,500,000	12,500,000
Other Revenue 0.1%
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series C
2.625%, due 11/1/33 (g)	1,655,000	1,747,516
Water & Sewer 0.1%
Metropolitan Water District of Southern California, Revenue Bonds
Series A
0.02%, due 7/1/47 (g)	800,000	800,000

	Principal Amount	Value
Short-Term Municipal Notes
Water & Sewer
Metropolitan Water District of Southern California, Special Variable Rate, Revenue Bonds
Series A-2
0.01%, due 7/1/37 (g)	$ 560,000	$ 560,000
		1,360,000
Total Short-Term Municipal Notes (Cost $15,558,942)		15,607,516
Total Municipal Bonds (Cost $1,087,752,955)		1,177,330,428

	Shares
Closed-End Fund 1.2%
California 1.2%
Invesco California Value Municipal Income Trust, 1.07%, due 12/1/22 (b)(h)	15,000,000	15,000,000
Total Closed-End Fund (Cost $15,000,000)		15,000,000
Short-Term Investment 4.0%
Unaffiliated Investment Company 4.0%
BlackRock Liquidity Funds MuniCash, 0.005% (i)	51,658,792	51,669,074
Total Short-Term Investment (Cost $51,669,074)		51,669,074
Total Investments (Cost $1,154,422,029)	97.3%	1,243,999,502
Other Assets, Less Liabilities	2.7	35,137,168
Net Assets	100.0%	$ 1,279,136,670

†	Percentages indicated are based on Fund net assets.
(a)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(f)	Interest on these securities was subject to alternative minimum tax.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(i)	Current yield as of July 31, 2021.

Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(490)	September 2021	$ (64,557,486)	$ (65,882,031)	$ (1,324,545)

1.	As of July 31, 2021, cash in the amount of $747,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
COMMWLTH GTD—Commonwealth Guaranteed
FHLMC—Federal Home Loan Mortgage Corp.
NATL—National Public Finance Guarantee Corp.
NATL-RE—National Public Finance Guarantee Corp.
TCRS—Transferable Custodial Receipts
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,161,722,912	$ —	$ 1,161,722,912
Short-Term Municipal Notes	—	15,607,516	—	15,607,516
Total Municipal Bonds	—	1,177,330,428	—	1,177,330,428
Closed-End Fund	—	15,000,000	—	15,000,000
Short-Term Investment
Unaffiliated Investment Company	51,669,074	—	—	51,669,074
Total Investments in Securities	$ 51,669,074	$ 1,192,330,428	$ —	$ 1,243,999,502
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,324,545)	$ —	$ —	$ (1,324,545)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Growth Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 1.3%
Airbus SE, ADR	143,138	$ 4,913,212
Northrop Grumman Corp.	21,619	7,848,129
		12,761,341
Beverages 2.7%
Constellation Brands, Inc., Class A	69,580	15,609,577
Monster Beverage Corp. (a)	104,780	9,882,850
		25,492,427
Biotechnology 0.9%
Seagen, Inc. (a)	53,935	8,273,090
Capital Markets 3.2%
Blackstone Group, Inc. (The)	72,669	8,376,555
Coinbase Global, Inc., Class A (a)	14,053	3,324,659
MarketAxess Holdings, Inc.	20,163	9,580,853
S&P Global, Inc.	20,354	8,726,167
		30,008,234
Commercial Services & Supplies 1.4%
Copart, Inc. (a)	87,230	12,822,810
Consumer Finance 1.0%
American Express Co.	54,780	9,341,633
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	22,469	4,119,691
Energy Equipment & Services 0.4%
Schlumberger NV	118,642	3,420,449
Entertainment 0.7%
Walt Disney Co. (The)	40,266	7,087,621
Equity Real Estate Investment Trusts 0.5%
Equinix, Inc.	5,559	4,560,659
Health Care Equipment & Supplies 2.5%
ABIOMED, Inc. (a)	35,090	11,479,343
Boston Scientific Corp. (a)	273,457	12,469,639
		23,948,982
Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	37,242	15,351,897

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 3.6%
Airbnb, Inc., Class A (a)	76,575	$ 11,027,566
Booking Holdings, Inc. (a)	3,096	6,743,893
DraftKings, Inc., Class A (a)	192,161	9,319,808
Hilton Worldwide Holdings, Inc. (a)	52,999	6,966,719
		34,057,986
Insurance 1.3%
Markel Corp. (a)	4,594	5,541,145
Marsh & McLennan Cos., Inc.	44,468	6,546,579
		12,087,724
Interactive Media & Services 13.0%
Alphabet, Inc., Class C (a)	17,200	46,516,024
Facebook, Inc., Class A (a)	126,844	45,194,517
Match Group, Inc. (a)	50,122	7,982,931
Snap, Inc., Class A (a)	147,990	11,013,416
ZoomInfo Technologies, Inc., Class A (a)	245,003	13,168,911
		123,875,799
Internet & Direct Marketing Retail 7.1%
Amazon.com, Inc. (a)	20,216	67,270,560
IT Services 14.2%
Affirm Holdings, Inc. (a)(b)	74,744	4,209,582
Fidelity National Information Services, Inc.	80,179	11,950,680
FleetCor Technologies, Inc. (a)	53,451	13,802,117
Global Payments, Inc.	56,708	10,967,894
Mastercard, Inc., Class A	79,015	30,495,049
PayPal Holdings, Inc. (a)	93,626	25,796,772
Shopify, Inc., Class A (a)	4,300	6,449,699
Snowflake, Inc., Class A (a)	23,681	6,292,515
Square, Inc., Class A (a)	51,429	12,716,335
Visa, Inc., Class A	52,197	12,860,819
		135,541,462
Life Sciences Tools & Services 2.0%
Illumina, Inc. (a)	28,732	14,243,889
Mettler-Toledo International, Inc. (a)	3,321	4,894,191
		19,138,080
Machinery 0.2%
IDEX Corp.	9,507	2,155,142
Pharmaceuticals 0.5%
Zoetis, Inc.	24,789	5,024,730
Professional Services 2.8%
IHS Markit Ltd.	69,623	8,134,752

	Shares	Value
Common Stocks
Professional Services
Legalzoom.com, Inc. (a)	13,200	$ 485,496
TransUnion	149,052	17,895,183
		26,515,431
Road & Rail 0.5%
Uber Technologies, Inc. (a)	112,448	4,886,990
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. (a)	195,945	20,807,399
Marvell Technology, Inc.	71,558	4,329,975
Microchip Technology, Inc.	83,929	12,011,918
Monolithic Power Systems, Inc.	7,149	3,211,760
NVIDIA Corp.	54,520	10,630,855
		50,991,907
Software 20.9%
Adobe, Inc. (a)	34,010	21,141,636
Autodesk, Inc. (a)	48,165	15,467,227
Avalara, Inc. (a)	62,487	10,445,952
DocuSign, Inc. (a)	17,176	5,119,135
Intuit, Inc.	20,610	10,922,682
Microsoft Corp.	275,059	78,367,060
nCino, Inc. (a)	107,749	6,849,604
RingCentral, Inc., Class A (a)	22,546	6,025,869
salesforce.com, Inc. (a)	78,567	19,007,714
ServiceNow, Inc. (a)	23,487	13,807,772
UiPath, Inc., Class A (a)(b)	3,968	248,238
Workday, Inc., Class A (a)	48,575	11,385,980
		198,788,869
Specialty Retail 2.2%
Burlington Stores, Inc. (a)	27,712	9,277,978
TJX Cos., Inc. (The)	170,871	11,757,633
		21,035,611
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	492,070	71,773,330
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica, Inc. (a)	29,195	11,682,963
Total Common Stocks (Cost $602,892,987)		942,015,418
Short-Term Investments 1.9%
Affiliated Investment Company 1.5%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	14,415,436	14,415,436

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.4%
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	3,685,844	$ 3,685,844
Total Short-Term Investments (Cost $18,101,280)		18,101,280
Total Investments (Cost $620,994,267)	100.9%	960,116,698
Other Assets, Less Liabilities	(0.9)	(8,343,447)
Net Assets	100.0%	$ 951,773,251

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $4,457,820; the total market value of collateral held by the Fund was $4,900,716. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,214,872. The Fund received cash collateral with a value of $3,685,844.
(c)	Current yield as of July 31, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 942,015,418	$ —	$ —	$ 942,015,418
Short-Term Investments
Affiliated Investment Company	14,415,436	—	—	14,415,436
Unaffiliated Investment Company	3,685,844	—	—	3,685,844
Total Short-Term Investments	18,101,280	—	—	18,101,280
Total Investments in Securities	$ 960,116,698	$ —	$ —	$ 960,116,698

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 96.9%
Long-Term Municipal Bonds 87.8%
Alabama 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds
5.75%, due 6/1/45	$ 1,250,000	$ 1,326,499
County of Jefferson AL, Sewer, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 10/1/53	11,960,000	13,461,814
County of Jefferson AL, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	2,500,000	2,904,621
Homewood Educational Building Authority, Samford University Project, Revenue Bonds
Series A
4.00%, due 12/1/33	400,000	471,162
Series A
4.00%, due 12/1/35	1,000,000	1,172,687
Series A
4.00%, due 12/1/36	615,000	717,895
Series A
4.00%, due 12/1/37	650,000	756,695
Series A
4.00%, due 12/1/39	1,760,000	2,039,805
Series A
4.00%, due 12/1/41	2,750,000	3,173,972
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	5,080,000	5,562,641
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49	3,000,000	3,341,685
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (a)
Series A
4.50%, due 5/1/32	4,645,000	5,096,192
Series A
5.25%, due 5/1/44	32,250,000	38,134,100
		78,159,768
Alaska 0.3%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A
4.00%, due 10/1/44	10,000,000	11,452,567
Series A
4.00%, due 10/1/49	6,140,000	6,993,568
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	2,071,596
Series A
5.00%, due 6/1/50	3,485,000	3,973,452
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/66	20,000,000	4,531,218

	Principal Amount	Value
Long-Term Municipal Bonds
Alaska
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/50	$ 2,255,000	$ 2,677,655
Series B-1, Class 2
4.00%, due 6/1/50	1,500,000	1,763,503
		33,463,559
Arizona 1.1%
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds
Series A
5.00%, due 2/1/42	7,945,000	8,133,235
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,565,000	4,884,881
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,875,000	10,532,787
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,874,809
Series A, Insured: BAM
5.00%, due 6/1/58	5,750,000	7,056,416
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	1,146,275
Series A
5.00%, due 10/1/45	1,875,000	2,317,705
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (a)	4,000,000	4,816,164
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,280,000	3,828,186
Series B
5.00%, due 3/1/42	3,435,000	3,968,567
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,738,800
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51	1,000,000	1,058,758
Arizona Industrial Development Authority, Basis Schools Project, Revenue Bonds
Series A
5.375%, due 7/1/50 (a)	1,500,000	1,737,178
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	3,035,000	3,777,526
6.00%, due 7/1/47	6,935,000	8,491,471
City of Phoenix AZ, Basis Schools Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/35	1,700,000	1,910,698

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
City of Phoenix AZ, Basis Schools Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/45	$ 1,000,000	$ 1,115,100
Series A
5.00%, due 7/1/46	4,120,000	4,592,564
City of Phoenix AZ, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	1,000,000	1,214,306
Series A
5.00%, due 7/1/59	2,200,000	2,650,308
City of Phoenix AZ, Villa Montessori, Inc. Project, Revenue Bonds
5.00%, due 7/1/45	2,150,000	2,406,333
City of Phoenix AZ, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	870,000	871,187
Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
6.00%, due 7/1/43	2,450,000	2,661,273
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	2,000,000	2,010,619
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,500,000	9,720,271
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	1,810,000	1,849,229
Industrial Development Authority of the County of Pima (The), American Leadership AC, Revenue Bonds
5.625%, due 6/15/45 (a)	3,985,000	4,382,411
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,343,063
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	14,400,000	16,095,092
Series B
3.60%, due 4/1/40	9,000,000	10,059,432
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project, Green Bond, Revenue Bonds
7.25%, due 10/1/33 (a)(b)	5,145,000	5,739,758
		136,984,402
Arkansas 0.7%
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds
4.00%, due 2/1/42	6,725,000	7,609,906
Series C
5.00%, due 2/1/33	1,425,000	1,584,728
Series C
5.00%, due 2/1/35	1,170,000	1,297,989
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	761,373

	Principal Amount	Value
Long-Term Municipal Bonds
Arkansas
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds
4.50%, due 9/1/49 (a)(b)	$ 12,250,000	$ 13,722,690
Arkansas Development Finance Authority, Big River Steel Project, Green Bond, Revenue Bonds
Series A
4.75%, due 9/1/49 (a)(b)	46,500,000	53,506,778
		78,483,464
California 8.0%
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,674,547
Antelope Valley Healthcare District, Antelope Valley Healthcare District Obligated Group, Revenue Bonds
Series A
5.00%, due 3/1/46	1,095,000	1,210,760
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	1,286,901
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	1,215,457
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	4,000,000	4,179,438
California Community Housing Agency, Essential Housing, Revenue Bonds
Series A
4.00%, due 2/1/56 (a)	5,000,000	5,474,238
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien (a)
Series A1
4.00%, due 2/1/56	14,000,000	15,926,637
Series A-1
4.00%, due 2/1/56	3,500,000	4,018,462
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	9,345,000	10,912,335
California Infrastructure and Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Revenue Bonds
Series A
5.00%, due 1/1/55 (a)	3,325,000	3,956,023
California Municipal Finance Authority, Orchard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/54	2,150,000	2,322,966
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds
Series A, Insured: AGM
3.25%, due 12/31/32 (b)	5,965,000	6,581,610
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	21,275,000	25,023,415
California Municipal Finance Authority, William Jessup University, Revenue Bonds
5.00%, due 8/1/28	1,000,000	1,161,603
5.00%, due 8/1/48	2,675,000	3,004,247

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, LINX APM Project, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 12/31/43	$ 36,000,000	$ 44,184,164
Series B
5.00%, due 6/1/48	3,000,000	3,661,630
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	3,031,808
California Municipal Finance Authority, Northbay Healthcare Group, Revenue Bonds
Series A
5.00%, due 11/1/47	5,515,000	6,346,729
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/48	20,000,000	24,937,206
5.00%, due 5/15/51	20,000,000	24,890,240
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (a)	2,000,000	2,227,597
California Municipal Finance Authority, Partnerships to Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	1,525,000	1,564,706
California Municipal Finance Authority, Baptist University, Revenue Bonds (a)
Series A
5.375%, due 11/1/40	3,000,000	3,492,368
Series A
5.50%, due 11/1/45	6,000,000	6,967,085
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds
6.50%, due 11/1/41	1,000,000	1,012,788
California Public Finance Authority, Enso Village Project, Revenue Bonds (a)
Series B-2
2.375%, due 11/15/28	1,500,000	1,526,187
Series A
5.00%, due 11/15/46	700,000	823,098
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,515,000	6,429,539
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
7.50%, due 7/1/36 (a)	9,500,000	11,065,685
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
2.75%, due 11/1/60	10,000,000	9,857,662
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (a)	675,000	762,179
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	3,443,443

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/50 (a)	$ 1,800,000	$ 2,183,943
California School Finance Authority, Teach Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	2,181,826
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021 A
4.00%, due 9/2/41	2,000,000	2,274,946
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,498,655
5.00%, due 1/1/43	7,500,000	9,072,889
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,627,956
Series A
5.00%, due 6/1/46	2,000,000	2,307,631
Series A
5.00%, due 6/1/51	1,250,000	1,507,365
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
Series A
5.00%, due 12/1/41 (a)	1,700,000	1,928,325
Series A
5.00%, due 12/1/46 (a)	4,545,000	5,127,220
Series A
5.25%, due 12/1/56 (a)	20,000,000	22,664,642
Series A
5.50%, due 12/1/54	3,800,000	4,319,875
Series A
5.50%, due 12/1/58 (a)	24,275,000	29,044,006
California Statewide Communities Development Authority, Redlands Community Hospital, Revenue Bonds
5.00%, due 10/1/46	1,560,000	1,829,417
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,406,004
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	747,859
5.875%, due 11/1/43	435,000	477,243
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43	3,535,000	3,933,819
Series A
7.50%, due 11/1/41	1,000,000	1,017,928
California Statewide Financing Authority, Tobacco Settlement Asset Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (a)	128,700,000	12,554,119
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/23	925,000	907,991

	Principal Amount	Value
Long-Term Municipal Bonds
California
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	$ 1,085,000	$ 1,010,625
City of Los Angeles CA, Department of Airports, Revenue Bonds, Senior Lien
Series C
4.00%, due 5/15/50 (b)	29,845,000	35,005,723
City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds
7.50%, due 12/1/41	6,150,000	6,297,634
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (a)	4,000,000	4,168,512
CSCDA Community Improvement Authority, Jefferson Anaheim, Revenue Bonds
3.125%, due 8/1/56 (a)	500,000	514,081
CSCDA Community Improvement Authority, Union South Bay, Revenue Bonds
Series S
4.00%, due 7/1/56 (a)	2,750,000	3,016,253
CSCDA Community Improvement Authority, The Link-Glendale, Revenue Bonds
Series A-2
4.00%, due 7/1/56 (a)	7,500,000	8,154,845
CSCDA Community Improvement Authority, Revenue Bonds (a)
Series A
4.00%, due 8/1/56	6,500,000	7,278,170
Series A
5.00%, due 7/1/51	16,000,000	18,936,461
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
4.00%, due 9/1/56 (a)	3,000,000	3,353,273
Davis Redevelopment Successor Agency, Davis Redevelopment Project, Tax Allocation
Series A
7.00%, due 12/1/36	1,375,000	1,405,756
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/35	1,665,000	1,748,292
Fontana Unified School District, Unlimited General Obligation
Series C
(zero coupon), due 8/1/38	10,000,000	4,095,651
Series C
(zero coupon), due 8/1/39	17,900,000	6,899,610
Series C
(zero coupon), due 8/1/43	16,000,000	4,859,462
Series C
(zero coupon), due 8/1/44	8,000,000	2,295,824
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2
3.50%, due 1/15/53 (c)	13,715,000	15,558,244
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C
4.00%, due 1/15/43	5,248,000	6,226,777

	Principal Amount	Value
Long-Term Municipal Bonds
California
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	$ 9,015,000	$ 10,801,674
Series A
4.00%, due 1/15/46	45,653,000	54,700,922
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series G
(zero coupon), due 8/1/41	10,000,000	2,525,725
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B
(zero coupon), due 6/1/47 (d)	625,000,000	140,631,375
Series A-1
3.50%, due 6/1/36	5,635,000	5,739,018
Series A-1
5.00%, due 6/1/47	20,385,000	21,048,338
Series A-2
5.00%, due 6/1/47	33,460,000	34,548,805
Series A-1
5.25%, due 6/1/47	4,000,000	4,141,768
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series A-2
5.30%, due 6/1/37 (c)	20,365,000	21,143,409
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61	60,000,000	72,180,384
Independent Cities Finance Authority, Sales Tax, Revenue Bonds
Insured: AGM
4.00%, due 6/1/51 (a)	1,250,000	1,462,731
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57 (d)	275,450,000	23,416,666
Mendocino-Lake Community College District, Capital Appreciation, Election 2006, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/39	8,400,000	2,232,068
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series A
5.75%, due 6/1/48	1,480,000	1,605,026
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	586,632
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	503,592
San Francisco City & County Redevelopment Agency, Community Facilities District No. 6 Bay Public, Special Tax
Series C
(zero coupon), due 8/1/37	5,015,000	2,108,777
Series C
(zero coupon), due 8/1/38	2,000,000	786,569

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/15/50	$ 18,150,000	$ 20,436,530
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	16,500,000	18,645,736
Series B
5.25%, due 1/15/49	4,220,000	4,761,568
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	25,000,000	11,706,732
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,795,960
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	9,080,000	5,598,913
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,260,000	2,622,886
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	19,000,000	3,790,272
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/53	20,000,000	2,413,206
		960,546,887
Colorado 2.9%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	2,474,695
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,681,869
Arista Metropolitan District, Limited General Obligation
Series A
5.125%, due 12/1/48	3,500,000	3,778,913
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/43	14,675,000	17,565,183
Belleview Station Metropolitan District No. 2, Limited General Obligation
5.125%, due 12/1/46	2,375,000	2,461,251
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	1,116,080
5.00%, due 12/1/49	1,000,000	1,108,239
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	3,283,570

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Central Platte Valley Metropolitan District, Unlimited General Obligation
Series A
5.375%, due 12/1/33	$ 1,500,000	$ 1,625,265
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	1,094,932
City & County of Denver CO, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (b)	7,100,000	7,589,915
City of Fruita CO, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	10,000,000	10,972,055
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Intercept and Moral Obligation
3.00%, due 8/1/51	3,420,000	3,614,974
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
3.25%, due 8/1/49	12,000,000	13,006,538
Series A-1
4.00%, due 8/1/44	20,195,000	23,575,855
Series A-2
4.00%, due 8/1/49	5,905,000	6,856,554
Series A-2
5.00%, due 8/1/44	12,000,000	15,053,240
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/50	56,000,000	67,827,357
Colorado Health Facilities Authority, Covenant Living Communities and Services Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/35	3,500,000	3,969,171
Series A
5.00%, due 12/1/48	7,500,000	8,879,965
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds
Series A
5.25%, due 5/15/47	2,000,000	2,362,849
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	4,175,000	4,564,786
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	4,250,000	4,529,662
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	2,137,602
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,615,494
Dominion Water & Sanitation District, Revenue Bonds
5.75%, due 12/1/36	9,935,000	10,274,029
6.00%, due 12/1/46	967,000	999,863

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/22	$ 5,000,000	$ 4,984,486
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	237,845
Series B, Insured: NATL-RE
(zero coupon), due 9/1/26	4,540,000	4,340,710
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	4,037,637
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	435,547
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,328,160
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	624,417
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	247,846
Series A
(zero coupon), due 9/1/40	5,250,000	3,445,621
Series A
(zero coupon), due 9/1/41	3,925,000	2,493,574
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
5.00%, due 5/1/33 (b)	2,435,000	2,906,108
Evan's Place Metropolitan District, Limited General Obligation
Series A(3)
5.00%, due 12/1/50	1,500,000	1,661,253
Great Western Metropolitan District, Limited General Obligation
4.75%, due 12/1/50	1,500,000	1,645,630
Green Valley Ranch East Metropolitan District No. 6, Limited General Obligation
Series A
5.875%, due 12/1/50	1,325,000	1,478,608
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series B
5.75%, due 12/15/50	4,615,000	4,989,646
Jones District Community Authority Board, Revenue Bonds
(zero coupon), due 12/1/50 (c)	5,050,000	4,483,870
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A
5.625%, due 12/1/50 (a)	1,485,000	1,645,502
Mayfield Metropolitan District, Limited General Obligation
Series A
5.75%, due 12/1/50	1,190,000	1,329,853
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/49	1,250,000	1,360,722
Nine Mile Metropolitan District, Revenue Bonds
5.125%, due 12/1/40	1,505,000	1,686,012

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
North Range Metropolitan District No. 3, Limited General Obligation
Series 2020A-3
5.25%, due 12/1/50	$ 2,000,000	$ 2,236,639
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/39	4,055,000	4,904,175
Series A, Insured: AGM
4.00%, due 12/1/46	21,450,000	25,598,284
Park Creek Metropolitan District, Senior Ltd., Property, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	4,000,000	4,592,572
Raindance Metropolitan District No. 1 Non-Potable Water System, Revenue Bonds
5.25%, due 12/1/50	1,500,000	1,654,345
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,710,020
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	2,175,772
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,403,421
Series A, Insured: MUN GOVT GTD
5.00%, due 12/1/47	3,500,000	3,708,812
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	853,655
Village Metropolitan District (The), Limited General Obligation
5.00%, due 12/1/49	1,000,000	1,131,515
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (a)	18,649,000	18,526,670
		342,878,833
Connecticut 0.4%
City of Hartford CT, Unlimited General Obligation
Series B, Insured: State Guaranteed
5.00%, due 4/1/26	60,000	64,710
Series B, Insured: State Guaranteed
5.00%, due 4/1/27	500,000	538,736
Series B, Insured: State Guaranteed
5.00%, due 4/1/30	640,000	686,958
Series B, Insured: State Guaranteed
5.00%, due 4/1/33	100,000	107,311
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds (a)
Series B-1
3.25%, due 1/1/27	750,000	768,889
Series A
5.00%, due 1/1/30	500,000	578,179

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	$ 5,850,000	$ 6,677,034
Series N
4.00%, due 7/1/49	7,750,000	8,707,089
Series N
5.00%, due 7/1/31	575,000	719,904
Series N
5.00%, due 7/1/32	575,000	716,906
Series N
5.00%, due 7/1/33	475,000	590,093
Series N
5.00%, due 7/1/34	700,000	867,122
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (a)
Series A-1
4.50%, due 10/1/34	2,350,000	2,600,295
Series A-1
5.00%, due 10/1/39	1,000,000	1,117,072
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,695,000	4,288,183
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	2,115,694
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	1,500,000	1,682,319
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds
Series B
3.25%, due 11/15/35 (b)	7,440,000	7,749,065
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,475,000	1,517,937
State of Connecticut, Unlimited General Obligation
Series C
5.00%, due 6/15/28	5,000,000	6,466,696
Series E
5.00%, due 9/15/37	2,250,000	2,852,111
		51,412,303
Delaware 0.4%
County of Kent DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,209,959
Series A
5.00%, due 7/1/48	2,735,000	3,116,795
Series A
5.00%, due 7/1/53	4,340,000	4,932,130

	Principal Amount	Value
Long-Term Municipal Bonds
Delaware
County of Kent DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/58	$ 6,950,000	$ 7,876,333
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,617,174
4.375%, due 6/1/48	9,650,000	11,176,548
5.00%, due 6/1/37	1,000,000	1,232,426
5.00%, due 6/1/43	5,000,000	6,093,440
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds
5.00%, due 7/1/32	3,855,000	4,200,782
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	7,000,000	9,030,733
		51,486,320
District of Columbia 1.9%
District of Columbia, Tobacco Settlement Financing Corp., Asset Backed, Revenue Bonds
Series A
(zero coupon), due 6/15/46	85,000,000	18,401,837
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	1,375,000	1,569,564
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,566,752
5.00%, due 10/1/45	5,355,000	5,593,304
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,597,960
District of Columbia, District of Columbia International School Obligated Group, Revenue Bonds
5.00%, due 7/1/49	1,670,000	2,032,886
5.00%, due 7/1/54	1,905,000	2,310,900
District of Columbia, Two Rivers Public Charter School, Inc., Revenue Bonds
5.00%, due 6/1/55	4,200,000	4,922,972
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	1,075,301
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	3,434,368
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/44	23,780,000	28,015,977
Series B
4.00%, due 10/1/49	10,435,000	12,226,536
Series B, Insured: AGM
4.00%, due 10/1/53	17,500,000	20,328,311
Series B
4.00%, due 10/1/53	68,280,000	79,652,799

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds
Series A
5.00%, due 10/1/53	$ 40,000,000	$ 41,146,620
		223,876,087
Florida 2.6%
Capital Trust Agency, Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,670,302
Series A
5.00%, due 1/1/55 (a)	10,780,000	12,713,123
Capital Trust Agency, Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,309,924
Celebration Pointe Community Development District, Special Assessment
5.125%, due 5/1/45	2,630,000	2,763,999
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	204,171
4.00%, due 5/1/51	290,000	307,035
City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds
Series B-2
3.00%, due 11/15/23	3,500,000	3,506,170
Series B-1
3.25%, due 11/15/24	2,155,000	2,159,120
Series A
5.00%, due 11/15/48	3,000,000	3,454,290
Series B
5.625%, due 11/15/43	1,500,000	1,624,930
City of Fort Myers FL, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,500,000	12,202,674
City of Orlando FL, Tourist Development Tax, Unrefunded, Revenue Bonds
Series C, Insured: AGC
5.50%, due 11/1/38	325,000	326,075
City of Tallahassee FL, Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/55	7,500,000	8,542,945
Collier County Educational Facilities Authority, Ave Maria University, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/1/28	2,250,000	2,412,518
Series A
6.125%, due 6/1/43	2,500,000	2,692,540
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
4.00%, due 10/1/54	4,345,000	5,042,511
Series A-1
5.00%, due 10/1/44	4,730,000	5,992,787

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Osceola FL, Transportation, Revenue Bonds
Series A-1
5.00%, due 10/1/49	$ 6,900,000	$ 8,688,699
Epperson North Community Development District, Assessment Area
3.50%, due 5/1/41	1,000,000	1,033,386
Escambia County Health Facilities Authority, Baptist Health Care Corp., Revenue Bonds
Series A
4.00%, due 8/15/50	9,990,000	11,637,939
Series A, Insured: AGM
4.00%, due 8/15/50	4,510,000	5,312,272
Florida Development Finance Corp., Mayflower Retirement Community Centre, Inc., Revenue Bonds
Series B-1
2.375%, due 6/1/27 (a)	835,000	836,692
Florida Development Finance Corp., Waste Pro USA, Inc. Project, Revenue Bonds
3.00%, due 6/1/32 (b)	5,620,000	5,949,149
Florida Development Finance Corp., River City Science Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/45	600,000	654,912
Series A
4.00%, due 7/1/55	600,000	650,187
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,605,000	5,041,845
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds (a)
Series A
5.00%, due 6/15/50	6,500,000	7,576,065
Series A
5.00%, due 6/15/55	5,100,000	5,926,070
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,670,000	7,293,432
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,601,251
5.00%, due 3/1/49	1,630,000	1,894,475
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
4.00%, due 8/1/50	100,000,000	118,670,710
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds
Series A
5.75%, due 12/1/52 (a)	7,425,000	7,793,244
Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds
Series FL
5.00%, due 11/15/45	3,500,000	4,048,260
Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Revenue Bonds
5.00%, due 11/15/29	1,825,000	1,939,413
5.00%, due 11/15/39	2,230,000	2,484,832
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,723,069

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Mid-Bay Bridge Authority, Revenue Bonds
Series C
5.00%, due 10/1/40	$ 1,000,000	$ 1,132,886
Series A
7.25%, due 10/1/40	2,500,000	2,528,951
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	500,000	514,680
3.50%, due 5/1/41	1,000,000	1,034,238
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	320,931
3.875%, due 5/1/41	1,000,000	1,040,344
4.125%, due 5/1/52	365,000	378,941
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	522,100
4.00%, due 5/1/51	1,080,000	1,141,182
North Sumter County Utility Dependent District, Central Sumter Utility, Revenue Bonds, Senior Lien
5.00%, due 10/1/49	2,750,000	3,432,922
5.00%, due 10/1/54	7,000,000	8,707,082
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
(zero coupon), due 10/1/36 (c)	4,000,000	5,006,594
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	3,280,000	3,802,288
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/49	1,750,000	1,954,046
Series A
5.00%, due 1/1/55	800,000	890,123
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	1,038,068
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	410,000	421,676
3.50%, due 6/15/41	1,000,000	1,040,667
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,794,625
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	1,080,695
V-Dana Community Development District, Assessment Area 1-2020 Project, Special Assessment
4.00%, due 5/1/51 (a)	1,200,000	1,281,021
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	330,000	344,906
		308,089,982
Georgia 1.7%
Cedartown Polk County Hospital Authority, Polk Medical Center Project, Revenue Bonds
5.00%, due 7/1/39	8,100,000	9,852,893

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Development Authority of Cobb County (The), Kennesaw State University Real Estate Foundations Project, Revenue Bonds
Series C
5.00%, due 7/15/38	$ 2,390,000	$ 2,676,444
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
Series A
5.00%, due 7/1/36	4,000,000	4,341,745
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,517,696
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier (a)
3.625%, due 1/1/31	1,750,000	1,996,672
5.00%, due 1/1/36	1,710,000	2,117,438
5.00%, due 1/1/54	4,000,000	4,835,222
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
4.00%, due 1/1/54	5,000,000	5,841,554
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,800,000	7,954,761
Series A
5.00%, due 5/15/38	3,500,000	5,146,141
Series A
5.00%, due 5/15/49	18,750,000	29,594,715
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	56,275,000	63,876,526
Series A
5.00%, due 1/1/56	17,800,000	22,011,621
Series A
5.00%, due 1/1/63	3,000,000	3,698,706
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A
4.00%, due 1/1/49	14,700,000	16,819,480
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A, Insured: AGM
5.00%, due 1/1/62	10,750,000	13,427,129
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds
5.00%, due 10/1/45	6,000,000	6,873,434
		202,582,177
Guam 0.7%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C
6.375%, due 10/1/43 (b)	3,000,000	3,271,434
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,350,597
Series A
5.00%, due 2/1/40	5,125,000	5,926,146

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	$ 9,020,000	$ 10,549,003
5.00%, due 1/1/46	4,200,000	4,782,560
5.50%, due 7/1/43	13,565,000	14,910,904
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	5,200,000	6,169,144
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/36 (e)	1,250,000	1,468,422
Series F
4.00%, due 1/1/42 (e)	3,060,000	3,527,201
Series D
5.00%, due 11/15/29	1,455,000	1,692,003
Series D
5.00%, due 11/15/39	26,250,000	30,030,184
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series A
5.125%, due 1/1/42	3,420,000	3,488,600
		87,166,198
Hawaii 0.4%
Kauai County Community Facilities District, Community Facilities District No. 2008-1, Special Tax
5.00%, due 5/15/44	1,775,000	2,103,341
5.00%, due 5/15/49	2,750,000	3,236,955
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
3.50%, due 10/1/49	25,875,000	27,118,935
Series B
4.00%, due 3/1/37 (b)	4,200,000	4,687,591
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	1,500,000	1,575,044
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
6.625%, due 7/1/33	2,085,000	2,277,245
Series A
6.875%, due 7/1/43	4,640,000	5,052,799
		46,051,910
Idaho 0.0% ‡
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,000,000	1,156,043
Illinois 10.6%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/37	1,260,000	1,312,408
Series A
5.00%, due 12/1/42	7,500,000	7,735,730

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	$ 5,425,000	$ 4,993,156
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	13,300,000	11,272,444
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	902,144
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	140,059
Chicago Board of Education, Unlimited General Obligation
Series A
5.00%, due 12/1/29	9,000,000	11,718,365
Series B
5.00%, due 12/1/32	1,250,000	1,608,010
Series A
5.00%, due 12/1/32	2,875,000	3,768,517
Series B
5.00%, due 12/1/33	2,050,000	2,158,642
Series B
5.00%, due 12/1/33	1,400,000	1,796,000
Series G
5.00%, due 12/1/34	5,000,000	6,130,438
Series A
5.00%, due 12/1/34	2,000,000	2,605,845
Series A
5.00%, due 12/1/35	4,200,000	5,458,462
Series H
5.00%, due 12/1/36	4,730,000	5,776,373
Series A
5.00%, due 12/1/36	2,000,000	2,595,158
Series B
5.00%, due 12/1/36	1,400,000	1,816,610
Series A
5.00%, due 12/1/37	10,950,000	14,170,697
Series A
5.00%, due 12/1/38	5,000,000	6,456,954
Series A
5.00%, due 12/1/39	7,650,000	9,856,894
Series A
5.00%, due 12/1/40	5,240,000	6,741,148
Series A
5.00%, due 12/1/41	1,805,000	1,830,588
Series A
5.00%, due 12/1/41	5,350,000	6,866,152
Series A
5.00%, due 12/1/42	21,065,000	22,095,900
Series H
5.00%, due 12/1/46	7,000,000	8,445,652

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series D
5.00%, due 12/1/46	$ 6,500,000	$ 8,017,173
Series C
5.25%, due 12/1/39	1,405,000	1,581,181
Series A
5.25%, due 12/1/41	5,295,000	5,374,388
Series A
5.50%, due 12/1/39	6,995,000	7,106,762
Series B
6.50%, due 12/1/46	1,900,000	2,388,202
Series A
7.00%, due 12/1/44	11,375,000	14,043,619
Chicago Board of Education, Revenue Bonds
5.00%, due 4/1/46	5,000,000	6,084,080
6.00%, due 4/1/46	35,000,000	43,491,662
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,783,219
Series B
7.00%, due 12/1/42 (a)	10,000,000	13,385,433
Series A
7.00%, due 12/1/46 (a)	4,000,000	5,326,676
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,994,146
5.00%, due 4/1/36	1,270,000	1,565,306
5.00%, due 4/1/37	435,000	535,057
5.00%, due 4/1/42	3,500,000	4,282,966
Chicago Board of Education, School Reform Board, Unlimited General Obligation
Series A, Insured: AGC-ICC FGIC
5.50%, due 12/1/26	19,400,000	22,960,259
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (b)	1,500,000	1,814,616
Chicago O'Hare International Airport, Trips Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (b)	5,000,000	6,017,467
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds, Second Lien
5.00%, due 12/1/46	9,000,000	10,832,664
City of Chicago IL, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	219,770
City of Chicago IL, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	15,200,000	15,792,703
City of Chicago IL, Taxable Project, Unlimited General Obligation
Series A
4.625%, due 1/1/32	145,000	145,839
Series A
5.00%, due 1/1/35	13,020,000	14,177,077

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
City of Chicago IL, Taxable Project, Unlimited General Obligation
Series A
5.00%, due 1/1/36	$ 3,250,000	$ 3,535,467
Series A
5.25%, due 1/1/35	6,000,000	6,057,803
Series B
5.50%, due 1/1/31	2,360,000	2,715,417
Series D
5.50%, due 1/1/37	3,500,000	4,011,617
Series D
5.50%, due 1/1/40	1,245,000	1,425,223
Series A
5.75%, due 1/1/34	3,850,000	4,782,928
City of Chicago IL, Unlimited General Obligation
Series C
5.00%, due 1/1/38	2,410,000	2,768,605
Series A
5.00%, due 1/1/39	6,000,000	7,442,842
Series A
5.00%, due 1/1/40	4,200,000	5,208,349
Series A
5.00%, due 1/1/44	6,500,000	8,033,475
Series A
5.50%, due 1/1/49	18,650,000	23,564,672
Series A
6.00%, due 1/1/38	40,020,000	50,177,748
City of Chicago IL, Wastewater Transmission Project, Revenue Bonds, Second Lien
5.00%, due 1/1/39	240,000	264,971
City of Chicago IL, Project, Unlimited General Obligation
Series A
5.00%, due 1/1/40	3,700,000	3,735,645
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	500,000	501,735
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,280,000	15,460,326
4.00%, due 10/1/55	6,950,000	8,059,913
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,000,000	1,172,271
4.00%, due 11/1/56	750,000	871,716
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	3,279,772
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	1,830,000	2,033,382
6.25%, due 9/1/39	150,000	164,838
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (f)(g)
5.00%, due 2/15/37	7,675,000	5,719,285

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (f)(g)
5.125%, due 2/15/45	$ 6,015,000	$ 4,501,847
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	10,000,000	11,311,772
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40	1,265,000	1,431,699
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/47	6,500,000	7,558,905
Series A
5.00%, due 2/15/50	1,835,000	2,130,552
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,325,628
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,521,667
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
5.00%, due 8/1/49	1,300,000	1,530,972
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	2,004,911
Series A
6.125%, due 4/1/58 (a)	6,500,000	7,981,604
Illinois Finance Authority, Charter School Project, Revenue Bonds
7.125%, due 10/1/41	1,500,000	1,516,818
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 12/15/31	5,000,000	4,111,463
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	18,945,000	15,198,374
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	26,320,000	20,857,179
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	12,600,000	9,861,590
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	46,915,000	36,258,197
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	34,945,000	25,330,149
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	16,000,000	11,391,366
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	65,600,000	46,207,256
(zero coupon), due 6/15/38 (e)	4,000,000	2,625,043
(zero coupon), due 12/15/39 (e)	3,500,000	2,189,530
(zero coupon), due 12/15/40 (e)	3,300,000	1,989,706

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B
(zero coupon), due 12/15/50	$ 35,930,000	$ 17,087,158
Series B, Insured: AGM
(zero coupon), due 12/15/50	10,000,000	4,924,126
Series B
(zero coupon), due 12/15/51	56,600,000	26,170,318
Series B
(zero coupon), due 12/15/54	57,560,000	24,418,840
(zero coupon), due 12/15/56	30,150,000	12,065,285
Series B, Insured: AGM
(zero coupon), due 12/15/56	36,795,000	15,679,880
4.00%, due 12/15/42 (e)	8,310,000	9,673,645
4.00%, due 12/15/47 (e)	5,000,000	5,761,960
Series A
4.00%, due 6/15/50	22,800,000	26,296,599
Series A, Insured: BAM
4.00%, due 6/15/50	2,500,000	2,889,192
4.00%, due 6/15/52 (e)	16,250,000	18,654,283
Series B, Insured: State Appropriations
4.25%, due 6/15/42	1,660,000	1,717,444
Series A
5.00%, due 6/15/42	7,150,000	7,443,818
Series A, Insured: BAM
5.00%, due 6/15/42	395,000	411,232
5.00%, due 6/15/42	1,000,000	1,285,600
Series A
5.00%, due 12/15/45	750,000	939,208
5.00%, due 6/15/50	18,000,000	22,517,897
Series A
5.00%, due 6/15/57	2,000,000	2,402,233
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Insured: AGM
(zero coupon), due 6/15/44	80,320,000	47,428,012
Insured: AGM
(zero coupon), due 6/15/45	8,000,000	4,573,016
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
4.00%, due 4/1/37	1,300,000	1,537,232
Series B, Insured: BAM
4.00%, due 4/1/39	1,300,000	1,530,161
Series B, Insured: BAM
4.00%, due 4/1/41	1,350,000	1,583,361
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/44	5,000,000	5,723,668
Series A
4.00%, due 1/1/49	14,000,000	15,894,208

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
State of Illinois, Unlimited General Obligation
Series D
3.25%, due 11/1/26	$ 5,540,000	$ 6,240,722
Insured: BAM
4.00%, due 6/1/41	25,955,000	29,497,383
Series C
4.00%, due 10/1/41	7,900,000	9,335,789
Series C
4.00%, due 10/1/42	9,000,000	10,607,992
Series C
4.25%, due 10/1/45	24,000,000	28,812,950
Series A
4.50%, due 12/1/41	6,775,000	7,897,151
Series D
5.00%, due 11/1/21	5,000,000	5,059,696
Series A
5.00%, due 12/1/25	3,270,000	3,885,273
Series D
5.00%, due 11/1/26	4,245,000	5,162,878
Series D
5.00%, due 11/1/27	11,000,000	13,674,937
Series A
5.00%, due 12/1/27	2,315,000	2,883,765
Series B
5.00%, due 12/1/27	9,365,000	11,665,857
5.00%, due 2/1/28	2,700,000	3,281,673
Series C
5.00%, due 11/1/29	14,635,000	18,000,589
Series A
5.00%, due 1/1/31	8,110,000	8,273,973
Series A
5.00%, due 12/1/31	2,985,000	3,659,751
Series A
5.00%, due 12/1/39	2,400,000	2,889,241
Series A
5.00%, due 5/1/40	2,000,000	2,427,287
5.50%, due 7/1/38	3,000,000	3,246,062
5.75%, due 5/1/45	17,420,000	22,931,747
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	20,000,000	23,297,876
University of Illinois, Facilities System, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/37	3,710,000	4,105,661
Series A, Insured: BAM
3.00%, due 4/1/38	3,825,000	4,204,321
Series A, Insured: BAM
3.00%, due 4/1/39	2,435,000	2,667,095

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
University of Illinois, Facilities System, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/40	$ 4,055,000	$ 4,424,608
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/48	15,305,000	17,532,545
Village of Bridgeview IL, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	97,965
Series A
5.50%, due 12/1/43	1,545,000	1,545,146
Series A
5.50%, due 12/1/43	1,260,000	1,268,056
Series A
5.625%, due 12/1/41	4,190,000	4,259,136
Series A
5.75%, due 12/1/35	2,705,000	2,760,594
Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation
Insured: AGM
4.00%, due 12/1/26	200,000	200,467
Village of Oak Lawn IL, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	400,000	400,784
Insured: NATL-RE
4.45%, due 12/1/28	430,000	430,816
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,853
Insured: NATL-RE
4.50%, due 12/1/32	520,000	520,870
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,923
Village of Riverdale IL, Unlimited General Obligation
8.00%, due 10/1/36	1,750,000	1,761,553
Village of Romeoville IL, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	1,000,000	1,068,342
Series B
4.125%, due 10/1/46	2,100,000	2,233,110
Series B
5.00%, due 10/1/36	1,000,000	1,112,675
Series B
5.00%, due 10/1/39	1,275,000	1,414,381
		1,274,397,708
Indiana 0.4%
City of Valparaiso IN, Pratt Paper LLC Project, Revenue Bonds
7.00%, due 1/1/44 (b)	5,500,000	6,278,465
Gary Chicago International Airport Authority, Revenue Bonds
5.00%, due 2/1/29	1,170,000	1,285,338

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Gary Chicago International Airport Authority, Revenue Bonds
5.25%, due 2/1/34	$ 750,000	$ 819,443
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
4.125%, due 12/1/26	3,000,000	3,284,017
Series A
6.75%, due 5/1/39 (b)	1,250,000	1,683,553
Indiana Finance Authority, Marquette Project, Revenue Bonds
5.00%, due 3/1/39	5,505,000	5,659,458
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,358,210
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	5,000,000	5,767,514
Series A
5.00%, due 11/15/53	4,400,000	5,066,126
Indiana Finance Authority, King's Daughters Hospital & Healthcare (The), Revenue Bonds
5.50%, due 8/15/40	4,835,000	4,852,264
5.50%, due 8/15/45	210,000	210,734
Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds
6.375%, due 9/15/41	670,000	674,902
Town of Upland IN, Taylor University Project, Revenue Bonds
4.00%, due 9/1/33	1,595,000	1,943,312
4.00%, due 9/1/39	2,030,000	2,436,708
4.00%, due 9/1/46	3,000,000	3,530,263
		45,850,307
Iowa 0.7%
City of Coralville IA, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	7,365,000	7,378,379
City of Coralville IA, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	3,041,240
Iowa Finance Authority, Iowa Fertilizer Company Project, Revenue Bonds
3.125%, due 12/1/22	3,000,000	3,064,211
5.25%, due 12/1/25	7,500,000	8,213,267
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A-1
4.00%, due 5/15/55	3,750,000	4,207,216
Iowa Finance Authority, Northcrest, Inc. Project, Revenue Bonds
Series A
5.00%, due 3/1/48	1,500,000	1,634,439
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	3,000,000	3,511,660
4.00%, due 10/1/50	11,000,000	12,826,000
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2
(zero coupon), due 6/1/65	194,000,000	36,838,718

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa
Xenia Rural Water District, Capital Loan Notes, Revenue Bonds
5.00%, due 12/1/36	$ 3,000,000	$ 3,513,004
5.00%, due 12/1/41	3,000,000	3,485,177
		87,713,311
Kansas 0.2%
City of Manhattan KS, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	1,132,488
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	59,995,000	20,178,539
		21,311,027
Kentucky 0.7%
City of Campbellsville KY, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,730,000	5,012,741
City of Columbia KY, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,855,000	4,428,559
City of Glasgow KY, TJ Samson Community Hospital Obligated Group, Revenue Bonds
Series 2011
6.45%, due 2/1/41	1,000,000	1,000,000
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds
Series A
5.00%, due 7/1/32	6,450,000	7,225,633
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/41	4,425,000	5,223,152
Series A
5.00%, due 6/1/45	9,725,000	11,358,786
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1
5.00%, due 8/1/44	5,000,000	6,272,184
Series A-2
5.00%, due 8/1/44	6,000,000	7,526,620
Series A-2
5.00%, due 8/1/49	6,300,000	7,861,488
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	21,445,000	23,906,719
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Inc., Revenue Bonds
Series A
4.00%, due 10/1/34	5,575,000	6,317,548
		86,133,430
Louisiana 0.2%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	2,975,000	3,624,714

	Principal Amount	Value
Long-Term Municipal Bonds
Louisiana
City of New Orleans LA, Water System, Revenue Bonds
5.00%, due 12/1/44	$ 5,500,000	$ 6,363,231
Louisiana Local Government Environmental Facilities & Community Development Auth, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	2,500,000	2,674,801
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	5,000,000	5,691,075
New Orleans Aviation Board, North Terminal Project, Revenue Bonds
Series B
5.00%, due 1/1/40 (b)	7,000,000	7,984,760
		26,338,581
Maine 0.1%
City of Portland ME, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,400,000	1,626,387
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
5.00%, due 7/1/33	3,825,000	4,175,800
5.00%, due 7/1/43	2,590,000	2,827,535
		8,629,722
Maryland 0.4%
County of Baltimore MD, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	1,750,000	2,039,293
4.00%, due 1/1/50	2,500,000	2,903,247
County of Frederick MD, Oakdale Lake Linganore Project, Tax Allocation
3.75%, due 7/1/39	1,410,000	1,517,926
County of Frederick MD, Urbana Community Development Authority, Special Tax
Series C
4.00%, due 7/1/50	1,000,000	1,146,663
County of Frederick MD, Mount St Mary's University, Inc., Revenue Bonds (a)
Series A
5.00%, due 9/1/37	3,000,000	3,418,588
Series A
5.00%, due 9/1/45	500,000	561,074
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
3.25%, due 9/1/30	1,250,000	1,422,977
4.00%, due 9/1/50	4,000,000	4,626,995
Maryland Economic Development Corp., SSA Baltimore Project, Revenue Bonds
3.997%, due 4/1/34 (a)	12,000,000	13,290,606
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/51	1,000,000	1,176,016
4.00%, due 6/1/55	1,000,000	1,172,125
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,159,498
Series A
5.00%, due 7/1/48	3,000,000	3,448,568

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	$ 4,000,000	$ 4,533,557
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	1,260,000	1,409,077
Series A
5.375%, due 7/1/52	1,530,000	1,700,051
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,140,281
		46,666,542
Massachusetts 1.5%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 4/1/49	26,500,000	28,952,278
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/44	17,750,000	20,253,125
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,411,439
5.125%, due 11/15/46	6,000,000	6,731,969
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (a)
Series G
5.00%, due 7/15/35	270,000	341,165
Series G
5.00%, due 7/15/36	235,000	296,129
Series G
5.00%, due 7/15/37	245,000	307,863
Series G
5.00%, due 7/15/46	1,100,000	1,357,137
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,508,344
5.00%, due 9/1/45	1,175,000	1,329,744
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	3,000,000	3,431,293
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/41	5,175,000	5,876,455
5.00%, due 7/1/56	3,000,000	3,331,075
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,325,910
5.00%, due 10/1/48	8,000,000	9,252,538
5.00%, due 10/1/54	16,000,000	18,437,306
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	8,455,000	10,279,165
Series I
5.00%, due 7/1/46	2,000,000	2,379,404

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Boston Medical Center, Green Bond, Revenue Bonds
5.00%, due 7/1/44	$ 1,000,000	$ 1,141,988
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	21,405,000	24,268,668
Massachusetts Development Finance Agency, CareGroup Obligated Group, Revenue Bonds
Series J2
5.00%, due 7/1/53	6,785,000	8,325,190
Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds
Series A
5.50%, due 7/1/44	6,000,000	6,127,354
Massachusetts Development Finance Agency, North Hill Communities Inc., Revenue Bonds
Series A
6.50%, due 11/15/43 (a)	2,000,000	2,288,381
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	3,600,000	3,648,661
Series C
3.00%, due 7/1/51	4,000,000	4,077,013
Massachusetts Educational Financing Authority, Revenue Bonds
Series B
3.00%, due 7/1/35 (b)	8,950,000	9,254,736
		178,934,330
Michigan 2.0%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,780,553
5.00%, due 2/15/47	3,000,000	3,455,712
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,051,742
5.125%, due 11/1/35	605,000	605,929
City of Detroit MI, Unlimited General Obligation
Insured: AMBAC
4.60%, due 4/1/24	20,150	20,163
5.00%, due 4/1/27	850,000	1,020,080
5.00%, due 4/1/31	1,000,000	1,203,398
5.00%, due 4/1/33	1,200,000	1,438,264
5.00%, due 4/1/35	1,000,000	1,193,619
5.00%, due 4/1/37	1,100,000	1,306,880
5.00%, due 4/1/38	850,000	1,008,099
Insured: AMBAC
5.25%, due 4/1/22	58,125	58,229
Insured: AMBAC
5.25%, due 4/1/24	45,725	45,776
5.50%, due 4/1/45	1,100,000	1,392,034
5.50%, due 4/1/50	2,070,000	2,610,233
City of Detroit MI, Water Supply System, Revenue Bonds
Series Second LIEN B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,037

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
City of Detroit MI, Water and Sewage Disposable System, Revenue Bonds
Series A
5.25%, due 7/1/39	$ 5,000,000	$ 5,236,803
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	50,000,000	15,562,260
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	181,000,000	24,676,961
Series A, Class 1
4.00%, due 6/1/49	7,000,000	8,211,781
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	7,000,000	8,087,965
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-4
5.00%, due 7/1/34	1,000,000	1,131,085
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds, Senior Lien
Series C-1
5.00%, due 7/1/44	1,000,000	1,045,084
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/34	1,000,000	1,166,839
Series C
5.00%, due 7/1/35	2,000,000	2,332,833
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,064,465
5.00%, due 12/1/40	1,700,000	1,802,526
5.00%, due 12/1/45	4,700,000	4,964,272
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,753,732
5.25%, due 2/1/32	3,600,000	4,159,227
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,287,488
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	3,218,888
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	1,121,621
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	3,017,873
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	1,960,000	1,890,569
Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
7.00%, due 10/1/31	2,120,000	2,085,286
7.00%, due 10/1/36	1,740,000	1,713,182
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	305,394

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	$ 6,265,000	$ 7,152,046
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds (b)
5.00%, due 12/31/43	1,500,000	1,835,029
5.00%, due 6/30/48	18,000,000	21,882,452
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46 (d)	291,930,000	36,961,754
Series B
(zero coupon), due 6/1/52	23,420,000	2,607,662
Series C
(zero coupon), due 6/1/58 (d)	978,750,000	50,705,220
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	800,640
		240,981,685
Minnesota 1.1%
City of Blaine MN, Crest View Senior Communities Project, Revenue Bonds
Series A
6.125%, due 7/1/45	1,300,000	1,300,136
City of Crookston MN, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	4,000,000	4,169,134
City of Forest Lake MN, Lakes International Language Academy Project, Revenue Bonds
Series A
5.375%, due 8/1/50	1,250,000	1,452,176
City of Ham Lake MN, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,500,000	3,903,744
City of Minneapolis MN, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	4,085,000	4,580,031
City of Rochester MN, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	2,000,000	2,117,046
City of St Paul MN, Healtheast Care System Project, Revenue Bonds
Series A
5.00%, due 11/15/29	1,745,000	2,087,191
Series A
5.00%, due 11/15/40	1,775,000	2,123,073
City of St Paul MN, Nova Classical Academy, Revenue Bonds
Series A
6.625%, due 9/1/42	1,000,000	1,005,105
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/48	8,550,000	10,382,235
Series A
5.00%, due 2/15/53	26,250,000	31,771,984

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.25%, due 2/15/58	$ 50,655,000	$ 62,340,794
Duluth Economic Development Authority, Cambia Hills of Bethel Project, Revenue Bonds
5.625%, due 12/1/55 (f)(g)	6,000,000	2,100,000
Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds
Series A
5.00%, due 5/1/46	325,000	350,546
		129,683,195
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	5,000,000	5,061,103
Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds
Series A
6.75%, due 10/1/36	1,250,000	1,258,834
		6,319,937
Missouri 0.4%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	3,410,000	3,411,942
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	2,225,000	2,604,275
City of Lees Summit MO, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	3,045,000	3,095,414
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/50 (a)	5,000,000	5,447,473
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	1,070,000	1,070,904
6.00%, due 5/1/42	2,800,000	2,802,470
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,750,000	7,155,949
St Joseph Industrial Development Authority, Living Community of St Joseph, Revenue Bonds
Series A
4.50%, due 1/1/40	2,000,000	2,106,121
St Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	2,038,089
St Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	3,250,000	3,845,804
State of Missouri, Health & Educational Facilities Authority, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	3,604,635
Series A
4.00%, due 10/1/43	1,125,000	1,235,910

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
State of Missouri, Health & Educational Facilities Authority, Revenue Bonds
5.00%, due 11/1/40	$ 2,000,000	$ 2,531,134
Series A
5.00%, due 6/15/45	3,520,000	4,270,230
		45,220,350
Montana 0.2%
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Revenue Bonds
Series A
3.00%, due 6/1/50	4,500,000	4,871,603
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue Bonds
Series A
4.00%, due 7/1/50	10,000,000	11,151,660
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,765,000	6,819,092
		22,842,355
Nebraska 0.1%
University of Nebraska Facilities Corp., University Facilities Program, Revenue Bonds
Series B
3.00%, due 7/15/54	10,000,000	10,910,940
Nevada 0.3%
City of Reno NV, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	17,000,000	3,050,665
Series A
4.00%, due 6/1/43	2,500,000	2,714,578
City of Reno NV, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	987,272
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
4.00%, due 7/1/39	4,710,000	5,335,293
Series B
4.00%, due 7/1/40	4,640,000	5,248,966
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	3,113,358
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (a)
Series A
5.00%, due 12/15/38	1,000,000	1,122,150
Series A
5.00%, due 12/15/48	3,465,000	3,834,754
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/34	2,000,000	2,401,675
5.00%, due 7/1/40	2,500,000	2,963,608
		30,772,319

	Principal Amount	Value
Long-Term Municipal Bonds
New Hampshire 0.2%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/26	$ 1,995,000	$ 1,665,311
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/41	3,175,000	3,547,763
4.00%, due 1/1/51	4,600,000	5,109,222
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/51 (a)	2,000,000	2,229,897
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	1,500,000	1,607,673
New Hampshire Health and Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds
5.00%, due 1/1/42	2,825,000	2,881,998
New Hampshire Health and Education Facilities Authority Act, Catholic Medical Center, Revenue Bonds
5.00%, due 7/1/44	3,000,000	3,518,140
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	2,087,449
		22,647,453
New Jersey 3.8%
City of Atlantic City NJ, Unlimited General Obligation
Insured: AGM
4.00%, due 11/1/26	805,000	837,398
Essex County Improvement Authority, New Jersey Institute of Technology, NIJIT Student Housing Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 8/1/51	1,500,000	1,805,723
Series A, Insured: BAM
4.00%, due 8/1/56	2,600,000	3,116,749
Series A, Insured: BAM
4.00%, due 8/1/60	2,250,000	2,676,812
Essex County Improvement Authority, North Star Academy Charter School of New York Inc. Project, Revenue Bonds (a)
4.00%, due 7/15/60	12,255,000	13,892,783
Series A
4.00%, due 8/1/60	4,005,000	4,542,663
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds
Series A
4.00%, due 7/1/34	1,000,000	1,132,487
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	2,000,000	2,355,563
Series A
4.00%, due 11/1/44	11,500,000	13,414,688
Series A
5.00%, due 11/1/35	10,000,000	12,725,734
Series A
5.00%, due 11/1/36	3,500,000	4,446,213

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series QQQ
4.00%, due 6/15/46	$ 2,750,000	$ 3,255,580
Series QQQ
4.00%, due 6/15/50	5,215,000	6,147,732
Series LLL
5.00%, due 6/15/44	1,000,000	1,255,145
Series LLL
5.00%, due 6/15/49	7,090,000	8,849,212
New Jersey Economic Development Authority, Revenue Bonds
Series A
5.00%, due 7/1/33	1,765,000	2,106,185
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	500,000	545,156
Series A
5.00%, due 1/1/50	3,100,000	3,335,239
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	9,210,000	11,226,008
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/47 (b)	10,000,000	11,648,636
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	12,410,000	13,138,448
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,345,940
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,903,800
5.375%, due 1/1/43	2,000,000	2,239,536
New Jersey Economic Development Authority, UMM Energy Partners LLC, Revenue Bonds
Series A
5.125%, due 6/15/43 (b)	2,000,000	2,063,732
New Jersey Economic Development Authority, United Airlines, Inc., Revenue Bonds
5.25%, due 9/15/29	10,420,000	10,994,982
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	15,085,000	16,925,747
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,255,493
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	2,190,000	2,399,050
New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds
Series A, Insured: AGM
5.00%, due 7/1/46	3,750,000	4,344,280
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
5.75%, due 7/1/37	2,520,000	2,528,027

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
6.25%, due 7/1/35	$ 2,725,000	$ 2,733,633
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series 2020AA
4.00%, due 6/15/36	2,750,000	3,306,172
Series 2020AA
4.00%, due 6/15/38	8,750,000	10,504,133
Series 2020AA
4.00%, due 6/15/39	3,000,000	3,601,852
Series 2020AA
4.00%, due 6/15/45	6,000,000	7,110,019
Series 2020AA
4.00%, due 6/15/50	65,500,000	77,215,042
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series BB
4.00%, due 6/15/50	5,105,000	5,849,927
Series AAA
5.00%, due 6/15/50	10,705,000	13,577,919
New Jersey Turnpike Authority, Revenue Bonds
Series E
5.00%, due 1/1/45	8,830,000	10,139,815
South Jersey Port Corp., Marine Terminal, Revenue Bonds (b)
Series B
5.00%, due 1/1/42	16,550,000	19,906,734
Series B
5.00%, due 1/1/48	10,710,000	12,801,638
South Jersey Port Corp., Revenue Bonds
Series A
5.00%, due 1/1/49	12,455,000	15,042,625
South Jersey Transportation Authority, Revenue Bonds
Series A
4.00%, due 11/1/50	25,000,000	29,230,265
Series A
5.00%, due 11/1/39	500,000	557,994
Series A
5.00%, due 11/1/45	10,500,000	13,342,139
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	10,215,000	12,349,858
Series B
5.00%, due 6/1/46	38,700,000	46,291,636
		455,016,142
New Mexico 0.1%
City of Santa Fe NM, El Castillo Retirement Residences Project, Revenue Bonds
Series B-1
2.625%, due 5/15/25	1,000,000	1,004,547

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico
New Mexico Hospital Equipment Loan Council, Improvement and Refunding, Gerald Champion, Revenue Bonds
Series 2012A
5.50%, due 7/1/42	$ 7,250,000	$ 7,530,606
		8,535,153
New York 8.5%
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
Series A
5.00%, due 4/1/32	1,500,000	1,505,309
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	1,500,000	1,695,311
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	1,225,000	1,376,134
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds
Series A
5.00%, due 12/1/51 (a)	2,125,000	2,463,197
City of New Rochelle NY, Iona College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	3,455,000	3,874,905
City of Newburgh NY, Limited General Obligation
Series A
5.00%, due 6/15/26	960,000	1,000,825
Series A
5.50%, due 6/15/31	750,000	785,142
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/51 (a)	7,000,000	8,686,791
Erie Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	40,000,000	8,969,924
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	6,000,000	6,423,407
Series A
5.25%, due 7/1/56	3,115,000	3,460,980
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	3,605,000	4,056,321
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series E
4.00%, due 11/15/45	11,685,000	13,709,821
Series A-1
4.00%, due 11/15/46	21,945,000	25,512,557
Series D-2
4.00%, due 11/15/47	7,500,000	8,774,728
Series A-1
4.00%, due 11/15/48	15,000,000	17,658,012

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/49	$ 15,000,000	$ 17,634,637
Series A-1
4.00%, due 11/15/50	68,500,000	80,373,886
Series A-1, Insured: AGM
4.00%, due 11/15/54	29,535,000	34,698,964
Series A-2
5.00%, due 11/15/27	3,400,000	4,146,546
Series B
5.00%, due 11/15/28	1,190,000	1,529,511
Series D
5.00%, due 11/15/45	26,000,000	33,102,069
Metropolitan Transportation Authority, Revenue Bonds
Series D-1
5.00%, due 9/1/22	17,800,000	18,715,395
Series F
5.00%, due 11/15/22	17,150,000	18,197,627
Series A-1
5.00%, due 2/1/23	10,000,000	10,710,906
Series D
5.00%, due 11/15/27	2,305,000	2,811,759
Series F
5.00%, due 11/15/30	10,260,000	10,826,784
Series B
5.00%, due 11/15/40	15,000,000	17,161,536
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/40	3,000,000	3,431,571
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,400,000	7,976,535
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	2,102,772
Series A-3
5.125%, due 6/1/46	13,155,000	13,364,570
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	23,000,000	24,822,840
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A
3.00%, due 3/1/49	13,050,000	13,571,932
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	5,454,699
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S
(zero coupon), due 6/1/38	2,500,000	925,160

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	$ 2,000,000	$ 2,220,004
Class 2
5.15%, due 11/15/34	4,150,000	4,697,658
5.375%, due 11/15/40	6,500,000	7,348,538
Class 3
7.25%, due 11/15/44	10,500,000	11,814,696
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,747,310
Series A
4.00%, due 8/1/38	3,250,000	3,740,311
Series A
5.00%, due 8/1/32	3,935,000	4,896,014
Series A
5.00%, due 8/1/35	2,350,000	2,904,878
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/48	7,500,000	8,774,365
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	6,000,000	7,089,257
Series A
4.00%, due 7/1/53	2,800,000	3,300,888
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/29	1,000,000	1,230,296
5.00%, due 12/1/30	1,200,000	1,469,455
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/47	9,000,000	10,563,646
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	32,200,000	34,887,824
Series A-1
3.00%, due 3/15/49	52,720,000	57,048,728
Series A-1
4.00%, due 3/15/57	72,110,000	85,038,883
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	49,360,000	59,494,260
5.00%, due 10/1/35	11,000,000	14,338,469
5.00%, due 10/1/40	42,740,000	55,047,163
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 8/1/26	10,200,000	10,222,172
5.25%, due 8/1/31	5,030,000	6,130,409
5.375%, due 8/1/36	6,470,000	8,351,761

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (b)	$ 35,110,000	$ 39,773,893
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	3,755,000	4,038,797
Series A, Insured: AGM
3.00%, due 12/1/44	6,750,000	7,197,365
Orange County Funding Corp., Mount St Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,469,041
Port Authority of New York & New Jersey, Revenue Bonds (b)
4.00%, due 7/15/50	5,930,000	7,000,166
4.00%, due 7/15/55	12,895,000	15,129,705
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series 2013A
7.00%, due 8/1/43	1,500,000	1,656,167
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	1,961,721
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	863,422
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series B
6.00%, due 6/1/48	1,125,000	1,127,187
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds
Series C
6.625%, due 6/1/44	13,000,000	13,341,029
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	915,000	1,004,228
Town of Oyster Bay NY, Limited General Obligation
Series A
2.00%, due 3/11/22	82,952,867	83,847,796
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	6,205,000	6,835,107
		1,021,115,672
North Carolina 0.7%
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 6/30/54 (b)	10,000,000	11,040,377
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	1,320,000	1,558,719
4.00%, due 9/1/46	1,370,000	1,602,629
North Carolina Medical Care Commission, Lutheran Services for the Aging, Revenue Bonds
Series A
4.00%, due 3/1/51	1,750,000	1,930,249

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Medical Care Commission, United Methodist Retirement Homes, Revenue Bonds
Series A
5.00%, due 10/1/47	$ 4,100,000	$ 4,485,839
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	4,500,000	5,012,896
North Carolina Medical Care Commission, Sharon Towers, Revenue Bonds
Series A
5.00%, due 7/1/49	1,500,000	1,697,097
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,800,000	3,025,600
5.00%, due 1/1/49	25,000,000	30,856,555
Insured: AGM
5.00%, due 1/1/49	5,000,000	6,339,755
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/54	10,000,000	11,448,656
		78,998,372
North Dakota 0.4%
County of Cass ND, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,500,000	11,711,530
County of Ward ND, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/48	28,640,000	33,089,109
		44,800,639
Ohio 4.2%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	20,725,000	24,904,636
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	1,500,000	1,756,192
Series B-2, Class 2
5.00%, due 6/1/55	185,880,000	218,773,176
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,720,000	14,818,511
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	5,205,000	5,888,371
Series A
5.00%, due 12/1/47	1,435,000	1,609,832
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (d)(f)(g)
Series A
7.00%, due 12/1/18	710,000	184,600

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (d)(f)(g)
Series A
7.35%, due 12/1/31	$ 6,000,000	$ 1,560,000
County of Cuyahoga OH, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,609,656
5.00%, due 2/15/37	5,350,000	6,305,609
5.00%, due 2/15/52	7,000,000	8,124,066
5.00%, due 2/15/57	8,610,000	9,973,003
5.50%, due 2/15/57	33,730,000	40,144,593
County of Cuyahoga OH, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	1,550,000	1,848,367
County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,127,306
5.00%, due 1/1/46	2,090,000	2,336,554
County of Hamilton OH, Christ Hospital Project, Revenue Bonds
5.50%, due 6/1/42	2,500,000	2,611,672
County of Lucas OH, Promedica Healthcare Obligated Group, Revenue Bonds
Series A
5.25%, due 11/15/48	53,350,000	65,493,911
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,500,000	5,436,210
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Revenue Bonds
Series A
3.25%, due 9/1/29	1,500,000	1,680,268
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	10,560,000	12,472,143
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	5,000,000	5,300,856
5.00%, due 11/1/44	750,000	868,470
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,980,162
5.00%, due 3/1/44	9,610,000	11,222,856
Ohio Higher Educational Facility Commission, Menorah Park Obligated Group, Revenue Bonds
5.25%, due 1/1/48	4,295,000	4,648,325
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	1,147,692
5.50%, due 12/1/53	1,215,000	1,409,963
Port of Greater Cincinnati Development Authority, Revenue Bonds
Series A
3.00%, due 5/1/23	4,400,000	4,408,302
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
4.00%, due 1/15/50	25,000,000	29,107,970
Summit County Development Finance Authority, Cleveland-Flats East Development, Revenue Bonds
Series B
6.875%, due 5/15/40	1,090,000	1,093,814

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	$ 1,400,000	$ 1,523,126
Series A
5.00%, due 7/1/39	2,000,000	2,159,823
Series A
5.00%, due 7/1/46	9,790,000	10,515,903
		504,045,938
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,482,133
5.00%, due 9/1/37	3,500,000	4,128,142
Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
Series A
5.00%, due 8/1/47	7,453,878	745,388
Series A
5.25%, due 8/1/57	9,359,046	935,905
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,450,694
		9,742,262
Oregon 0.1%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	908,866
Medford Hospital Facilities Authority, Rogue Valley Manor, Revenue Bonds
Series 2013A
5.00%, due 10/1/42	4,605,000	4,935,539
Oregon State Facilities Authority, Prerefunded-Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	190,000	232,313
Oregon State Facilities Authority, Unrefunded-Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	2,810,000	3,260,431
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,693,321
		11,030,470
Pennsylvania 3.3%
Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds
7.00%, due 11/1/40	1,000,000	1,016,707
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/44	16,500,000	18,861,021
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	3,100,000	3,358,941

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Allegheny County Industrial Development Authority, Propel Charter School-Montour, Revenue Bonds
Series A
6.75%, due 8/15/35	$ 265,000	$ 266,064
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	13,250,000	15,884,623
5.00%, due 5/1/42	15,075,000	17,597,464
5.125%, due 5/1/32	4,600,000	5,513,002
5.375%, due 5/1/42	4,225,000	5,029,297
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	4,900,000	6,235,464
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/51	10,450,000	11,969,977
5.00%, due 7/1/40	3,155,000	3,998,955
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,377,669
5.75%, due 10/1/38	3,450,000	3,869,099
5.75%, due 10/1/43	2,290,000	2,553,211
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	1,046,000	1,247,211
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
5.00%, due 9/15/27	820,000	929,665
5.00%, due 9/15/28	860,000	971,903
5.00%, due 9/15/29	175,000	197,069
5.00%, due 9/15/37	4,590,000	5,033,702
City of Harrisburg PA, Capital Appreciation, Unlimited General Obligation
Series F, Insured: AMBAC
(zero coupon), due 9/15/22	545,000	523,122
City of Philadelphia PA, Private Activity, Revenue Bonds
5.00%, due 7/1/51 (b)	10,500,000	13,464,403
City of York PA, Unlimited General Obligation
Series A
7.25%, due 11/15/41	265,000	270,319
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	14,000,000	16,219,329
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,479,722
Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group, Revenue Bonds
5.25%, due 1/1/32	300,000	306,298
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	6,150,000	7,050,577
5.125%, due 10/15/41	5,000,000	5,721,504
5.875%, due 10/15/40	4,000,000	4,952,707
6.25%, due 10/15/53	7,550,000	9,402,400
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,405,000	1,629,829

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	$ 375,000	$ 411,224
5.00%, due 12/1/49	1,020,000	1,105,940
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	3,000,000	3,583,607
Series A
6.50%, due 7/15/48	4,500,000	5,431,170
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series 2
5.00%, due 5/1/46	4,255,000	4,823,979
Lancaster County Hospital Authority, St. Anne's Retirement Community, Inc. Project, Revenue Bonds
5.00%, due 3/1/45	500,000	573,682
5.00%, due 3/1/50	750,000	858,404
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,745,720
4.00%, due 12/1/49	1,900,000	2,130,722
5.00%, due 12/1/44	1,675,000	1,956,203
5.00%, due 12/1/49	2,365,000	2,750,348
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	3,000,000	3,504,615
4.00%, due 9/1/49	17,310,000	20,112,093
Series A
4.00%, due 9/1/49	1,660,000	1,904,681
4.00%, due 9/1/51	4,000,000	4,640,382
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	4,110,000	4,492,891
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	5,000,000	5,921,897
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network, Revenue Bonds
Series 2015A
5.25%, due 1/15/45	6,300,000	7,135,243
Series 2015A
5.25%, due 1/15/46	1,000,000	1,132,517
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds
Series PP1
5.25%, due 5/1/46	3,700,000	4,111,820
Northeastern Pennsylvania Hospital and Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	1,201,725
5.00%, due 5/1/49	1,350,000	1,614,098
Northeastern Pennsylvania Hospital and Education Authority, Wilkes University Project, Revenue Bonds
Series A
5.25%, due 3/1/42	7,640,000	7,811,436
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	4,488,394
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/49	10,335,000	12,151,367

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Inc., Revenue Bonds
5.00%, due 10/1/44	$ 1,000,000	$ 1,056,725
Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
Series A
5.50%, due 7/15/38	2,500,000	2,758,258
5.50%, due 7/15/43	2,400,000	2,647,928
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A
6.25%, due 9/1/33	1,560,000	1,709,561
Series A
6.50%, due 9/1/38	1,000,000	1,094,816
Pennsylvania Higher Educational Facilities Authority, Shippensburg University of Pennsylvania, Revenue Bonds
6.25%, due 10/1/43	1,000,000	1,009,903
Pennsylvania Turnpike Commission, Revenue Bonds
Series A
4.00%, due 12/1/50	40,735,000	48,102,564
Series C
5.00%, due 12/1/44	16,535,000	18,888,845
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,255,116
Series A
5.00%, due 5/1/50	3,130,000	3,516,414
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	600,000	745,289
Series A
5.00%, due 8/1/50	1,050,000	1,285,180
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds
5.00%, due 3/15/45 (a)	5,500,000	6,089,306
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,998,430
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	2,000,000	2,292,440
Series A
5.25%, due 6/1/48	3,085,000	3,522,812
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,373,814
Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds
6.625%, due 12/15/41	1,000,000	1,087,786
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School, Revenue Bonds
Series A
7.25%, due 6/15/43	4,500,000	5,199,880
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds
7.375%, due 6/15/43	1,500,000	1,660,993

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project, Revenue Bonds
8.20%, due 12/1/43	$ 1,800,000	$ 1,999,533
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	9,000,000	9,291,806
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	1,101,988
5.00%, due 6/1/46	2,625,000	2,855,525
Susquehanna Area Regional Airport Authority, Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/33	3,000,000	3,101,743
		400,172,067
Puerto Rico 13.6%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	46,000,000	7,307,298
Series B
(zero coupon), due 5/15/57	100,000,000	5,399,960
5.375%, due 5/15/33	1,555,000	1,565,263
5.50%, due 5/15/39	1,475,000	1,511,908
5.625%, due 5/15/43	37,890,000	38,102,108
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
4.00%, due 7/1/20 (f)(g)	700,000	609,875
Series A
4.125%, due 7/1/22 (f)(g)	500,000	439,375
Series D
4.50%, due 7/1/20 (f)(g)	500,000	470,625
Insured: AMBAC
4.50%, due 7/1/23	370,000	370,559
Series A
4.50%, due 7/1/25 (f)(g)	1,020,000	897,600
Series A
4.75%, due 7/1/18 (f)(g)	3,060,000	2,876,400
Series A
4.75%, due 7/1/30 (f)(g)	1,634,000	1,444,048
Series A
4.75%, due 7/1/31 (f)(g)	2,150,000	1,889,313
Series A
5.00%, due 7/1/19 (f)(g)	5,000,000	4,712,500
Series D
5.00%, due 7/1/19 (f)(g)	1,895,000	1,795,513
Series A
5.00%, due 7/1/20 (f)(g)	3,000,000	2,827,500
Series A
5.00%, due 7/1/22 (f)(g)	3,255,000	2,929,500

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGC
5.00%, due 7/1/25	$ 250,000	$ 256,972
Series A
5.00%, due 7/1/25 (f)(g)	5,000,000	4,756,250
Series A
5.00%, due 7/1/25 (f)(g)	2,050,000	1,950,063
Series A
5.00%, due 7/1/27 (f)(g)	4,115,000	3,914,394
5.00%, due 7/1/28 (f)	460,000	433,550
Series A
5.00%, due 7/1/29 (f)(g)	17,615,000	16,756,269
Series A-4, Insured: AGM
5.00%, due 7/1/31	5,000,000	5,139,444
Series A
5.00%, due 7/1/33 (f)(g)	2,445,000	2,197,444
Series A
5.00%, due 7/1/34 (f)(g)	5,021,000	4,776,226
Series A, Insured: AGM
5.00%, due 7/1/35	550,000	566,332
Series A
5.125%, due 7/1/31 (f)(g)	6,420,000	6,107,025
Series A
5.125%, due 7/1/37 (f)(g)	9,996,000	8,871,450
Series A
5.25%, due 7/1/20 (f)(g)	1,845,000	1,759,669
Series A
5.25%, due 7/1/23 (f)(g)	5,325,000	4,805,812
Series A
5.25%, due 7/1/24 (f)(g)	7,485,000	7,138,819
Series A
5.25%, due 7/1/25 (f)(g)	3,000,000	2,861,250
Series A
5.25%, due 7/1/26 (f)(g)	5,850,000	5,528,250
Series A
5.25%, due 7/1/26 (f)(g)	3,950,000	3,767,312
Series A-4, Insured: AGM
5.25%, due 7/1/30	7,080,000	7,285,668
Series E
5.375%, due 7/1/30 (f)(g)	1,705,000	1,594,175
Series A
5.50%, due 7/1/18 (f)(g)	3,745,000	3,581,156
Series A
5.50%, due 7/1/23 (f)(g)	3,155,000	3,020,912
Series A
5.50%, due 7/1/26 (f)(g)	6,490,000	5,873,450
Series A
5.50%, due 7/1/26 (f)(g)	1,960,000	1,773,800

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
5.50%, due 7/1/32 (f)(g)	$ 2,725,000	$ 2,581,937
Series A
5.50%, due 7/1/39 (f)(g)	33,340,000	30,172,700
Series E
5.625%, due 7/1/32 (f)(g)	5,140,000	4,863,725
Series A
5.75%, due 7/1/28 (f)(g)	1,120,000	1,016,400
Series C
5.75%, due 7/1/36 (f)(g)	30,635,000	26,897,530
Series B
5.75%, due 7/1/38 (f)(g)	7,090,000	6,620,287
Series A
5.75%, due 7/1/41 (f)(g)	13,800,000	12,920,250
Series A
6.00%, due 7/1/28 (f)(g)	1,095,000	1,038,881
Series C
6.00%, due 7/1/35 (f)	630,000	571,725
Series B
6.00%, due 7/1/39 (f)(g)	12,500,000	12,031,250
Series C
6.00%, due 7/1/39 (f)(g)	16,500,000	15,571,875
Series A
6.00%, due 7/1/40 (f)(g)	770,000	707,438
Series B
6.50%, due 7/1/37 (f)(g)	5,630,000	5,454,062
Series C
6.50%, due 7/1/40 (f)(g)	1,150,000	1,069,500
Commonwealth of Puerto Rico, Unlimited General Obligation (f)(g)
Series A
5.00%, due 7/1/24	1,240,000	1,179,550
Series A
5.00%, due 7/1/28	770,000	732,463
Series A
5.25%, due 7/1/29	2,650,000	2,527,437
Series A
5.25%, due 7/1/33	2,175,000	2,074,406
Series A
5.25%, due 7/1/37	4,045,000	3,857,919
Series A
5.375%, due 7/1/33	4,410,000	4,167,450
5.50%, due 7/1/18	6,045,000	5,780,531
Series A
6.00%, due 7/1/38	13,375,000	12,873,437
Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
Series A
5.00%, due 7/1/33 (f)(g)	11,196,000	10,664,190

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	$ 188,273,014	$ 176,505,951
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.25%, due 7/1/25	225,000	233,185
Series A
5.00%, due 7/1/22	4,705,000	4,901,620
Series 2020A
5.00%, due 7/1/25 (a)	10,000,000	11,510,603
Series 2020A
5.00%, due 7/1/30 (a)	26,000,000	32,926,889
Series A
5.00%, due 7/1/33	21,200,000	22,115,825
Series 2020A
5.00%, due 7/1/35 (a)	38,000,000	47,035,211
Series 2020A
5.00%, due 7/1/47 (a)	33,000,000	39,942,837
Series A
5.125%, due 7/1/37	2,625,000	2,741,382
Series A
5.25%, due 7/1/42	49,800,000	52,064,550
Series B
5.35%, due 7/1/27	7,625,000	7,649,705
Series A
5.50%, due 7/1/28	13,510,000	14,155,057
Series A
6.00%, due 7/1/47	16,850,000	17,731,152
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	6,240,000	6,357,558
Series A, Insured: AMBAC
5.00%, due 7/1/31	7,765,000	7,952,076
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD-RSA-1
3.30%, due 7/1/19 (f)(g)	1,015,000	946,488
Series ZZ-RSA-1
4.25%, due 7/1/20 (f)(g)	1,355,000	1,309,269
Series CCC
4.25%, due 7/1/23 (f)(g)	1,150,000	1,124,125
Series CCC-RSA-1
4.375%, due 7/1/22 (f)(g)	115,000	112,413
Series CCC-RSA-1
4.60%, due 7/1/24 (f)(g)	200,000	195,500
Series CCC-RSA-1
4.625%, due 7/1/25 (f)(g)	1,085,000	1,060,588
Series XX-RSA-1
4.75%, due 7/1/26 (f)(g)	320,000	312,800

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series ZZ-RSA-1
4.75%, due 7/1/27 (f)(g)	$ 405,000	$ 395,888
Series A-RSA-1
4.80%, due 7/1/29 (f)(g)	690,000	674,475
Series TT-RSA-1
5.00%, due 7/1/20 (f)(g)	2,195,000	2,145,612
Series DDD-RSA-1
5.00%, due 7/1/20 (f)(g)	3,250,000	3,176,875
Series TT-RSA-1
5.00%, due 7/1/21 (f)(g)	1,215,000	1,192,219
Series CCC
5.00%, due 7/1/21 (f)(g)	470,000	461,188
Series DDD-RSA-1
5.00%, due 7/1/21 (f)(g)	275,000	269,844
Series PP, Insured: NATL-RE
5.00%, due 7/1/22	200,000	202,892
Series SS, Insured: NATL-RE
5.00%, due 7/1/22	1,140,000	1,156,485
Series RR, Insured: NATL-RE
5.00%, due 7/1/23	4,580,000	4,657,259
Series TT-RSA-1
5.00%, due 7/1/23 (f)(g)	365,000	358,156
Series RR, Insured: NATL-RE
5.00%, due 7/1/24	115,000	117,494
Series RR
5.00%, due 7/1/24 (f)(g)	295,000	289,469
Series CCC
5.00%, due 7/1/24 (f)(g)	1,845,000	1,810,406
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	790,404
Series TT-RSA-1
5.00%, due 7/1/25 (f)(g)	1,030,000	1,010,688
Series CCC-RSA-1
5.00%, due 7/1/25 (f)(g)	575,000	564,219
Series TT-RSA-1
5.00%, due 7/1/26 (f)(g)	1,050,000	1,030,313
Series TT, Insured: AGM
5.00%, due 7/1/27	150,000	154,183
Series TT-RSA-1
5.00%, due 7/1/27 (f)(g)	1,250,000	1,226,563
Series WW
5.00%, due 7/1/28 (f)(g)	380,000	372,875
Series TT-RSA-1
5.00%, due 7/1/32 (f)(g)	9,570,000	9,390,562
Series TT-RSA-1
5.00%, due 7/1/37 (f)(g)	1,620,000	1,589,625

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series A-RSA-1
5.00%, due 7/1/42 (f)(g)	$ 9,005,000	$ 8,836,156
Series A-RSA-1
5.05%, due 7/1/42 (f)(g)	825,000	809,531
Series ZZ-RSA-1
5.25%, due 7/1/20 (f)(g)	225,000	220,781
Series ZZ-RSA-1
5.25%, due 7/1/23 (f)(g)	620,000	610,700
Series AAA-RSA-1
5.25%, due 7/1/24 (f)(g)	3,000,000	2,955,000
Series WW
5.25%, due 7/1/25 (f)(g)	1,605,000	1,580,925
Series ZZ-RSA-1
5.25%, due 7/1/26 (f)(g)	3,520,000	3,467,200
Series AAA-RSA-1
5.25%, due 7/1/26 (f)(g)	110,000	108,350
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	679,292
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	4,152,220
Series AAA-RSA-1
5.25%, due 7/1/30 (f)(g)	985,000	970,225
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	372,198
Series WW
5.25%, due 7/1/33 (f)(g)	5,060,000	4,984,100
Series XX-RSA-1
5.25%, due 7/1/35 (f)(g)	2,265,000	2,231,025
Series XX-RSA-1
5.25%, due 7/1/40 (f)(g)	18,655,000	18,375,175
Series BBB
5.40%, due 7/1/28 (f)(g)	4,245,000	4,069,894
Series BBB
5.40%, due 7/1/28 (f)(g)	5,620,000	5,093,125
Series WW
5.50%, due 7/1/21 (f)(g)	2,120,000	2,088,200
Series WW
5.50%, due 7/1/38 (f)(g)	11,895,000	11,761,181
Series XX
5.75%, due 7/1/36 (f)(g)	4,055,000	4,024,587
Series 2013A-RSA-1
6.75%, due 7/1/36 (f)(g)	11,850,000	11,953,687
Series 2013A-RSA-1
7.00%, due 7/1/33 (f)(g)	1,500,000	1,516,875
Series 2013A-RSA-1
7.00%, due 7/1/40 (f)(g)	140,000	141,575

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series 2013A-RSA-1
7.00%, due 7/1/43 (f)(g)	$ 5,000,000	$ 5,056,250
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (f)(g)
Series EEE-RSA-1
5.95%, due 7/1/30	16,310,000	15,739,150
Series EEE
5.95%, due 7/1/30	10,225,000	9,330,312
Series EEE-RSA-1
6.05%, due 7/1/32	11,340,000	10,943,100
Series EEE
6.05%, due 7/1/32	1,225,000	1,119,344
Series YY
6.125%, due 7/1/40	21,475,000	20,723,375
Series YY
6.125%, due 7/1/40	25,075,000	22,912,281
Series EEE
6.25%, due 7/1/40	1,730,000	1,671,613
Series EEE
6.25%, due 7/1/40	8,685,000	7,903,350
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AMBAC
(zero coupon), due 7/1/27	200,000	161,032
Series A, Insured: NATL
4.75%, due 7/1/38	1,070,000	1,087,044
Series A, Insured: AGM
4.75%, due 7/1/38	650,000	664,961
Insured: NATL
5.00%, due 7/1/22	345,000	349,508
Insured: AGC
5.00%, due 7/1/23	2,870,000	2,950,041
Insured: NATL
5.00%, due 7/1/28	460,000	470,446
Series N, Insured: AMBAC
5.25%, due 7/1/30	3,680,000	4,025,426
Series N, Insured: AMBAC
5.25%, due 7/1/31	9,295,000	10,175,367
Series N, Insured: NATL-RE
5.25%, due 7/1/33	7,490,000	8,179,054
Series L, Insured: AMBAC
5.25%, due 7/1/38	1,035,000	1,128,038
Series CCC, Insured: NATL-RE
5.50%, due 7/1/28	7,000,000	7,658,221
Series CC, Insured: NATL
5.50%, due 7/1/29	5,010,000	5,475,958
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series A, Insured: COMMWLTH GTD
8.25%, due 5/1/17 (a)(f)(g)	7,100,000	7,126,625

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	$ 2,530,000	$ 2,600,559
Puerto Rico Public Buildings Authority, Revenue Bonds
Series G, Insured: AGC
4.75%, due 7/1/32	270,000	275,785
Series I, Insured: AGC
5.25%, due 7/1/33	680,000	699,753
Series D, Insured: AMBAC State Guaranteed
5.45%, due 7/1/31	305,000	314,550
Series Q, Insured: COMMWLTH GTD
5.625%, due 7/1/39 (f)(g)	8,755,000	9,269,356
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series U, Insured: COMMWLTH GTD
5.00%, due 7/1/19 (f)(g)	200,000	195,000
Series U, Insured: COMMWLTH GTD
5.00%, due 7/1/22 (f)(g)	2,475,000	2,419,312
Series G, Insured: COMMWLTH GTD
5.00%, due 7/1/26 (f)	735,000	772,669
Series I, Insured: COMMWLTH GTD
5.00%, due 7/1/36 (f)(g)	46,855,000	47,382,119
Series N, Insured: COMMWLTH GTD
5.00%, due 7/1/37 (f)(g)	12,500,000	12,984,375
Series N, Insured: COMMWLTH GTD
5.25%, due 7/1/17 (f)(g)	125,000	130,469
Series K, Insured: AGM State Guaranteed
5.25%, due 7/1/27	5,970,000	6,143,424
Series U, Insured: COMMWLTH GTD
5.25%, due 7/1/42 (f)(g)	35,225,000	34,256,312
Series D, Insured: COMMWLTH GTD
5.375%, due 7/1/33 (f)(g)	10,070,000	10,636,437
Series N, Insured: COMMWLTH GTD
5.50%, due 7/1/22 (f)(g)	5,000,000	5,331,250
Series N, Insured: COMMWLTH GTD
5.50%, due 7/1/26 (f)(g)	3,000,000	3,191,250
Series Q, Insured: COMMWLTH GTD
5.50%, due 7/1/37 (f)(g)	1,800,000	1,892,250
Series S, Insured: COMMWLTH GTD
5.60%, due 7/1/33 (f)	190,000	193,088
Series S, Insured: COMMWLTH GTD
5.75%, due 7/1/22 (f)(g)	3,520,000	3,608,000
Series 2011-S, Insured: COMMWLTH GTD
5.875%, due 7/1/39 (f)(g)	8,095,000	8,297,375
Series S, Insured: COMMWLTH GTD
6.00%, due 7/1/41 (f)(g)	5,960,000	6,146,250
Series P, Insured: COMMWLTH GTD
6.125%, due 7/1/23 (f)(g)	800,000	861,000

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/21 (f)(g)	$ 1,175,000	$ 1,274,875
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/22 (f)(g)	10,112,000	10,984,160
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/23 (f)(g)	1,195,000	1,298,069
Series P, Insured: COMMWLTH GTD
6.25%, due 7/1/26 (f)(g)	3,388,000	3,659,040
Series M, Insured: COMMWLTH GTD
6.25%, due 7/1/31 (f)(g)	1,000,000	1,086,250
Series P, Insured: COMMWLTH GTD
6.75%, due 7/1/36 (f)(g)	10,610,000	11,538,375
Series P, Insured: COMMWLTH GTD
7.00%, due 7/1/21 (f)(g)	6,080,000	6,726,000
Series P, Insured: COMMWLTH GTD
7.00%, due 7/1/25 (f)(g)	5,000,000	5,543,750
Puerto Rico Public Buildings Authority, Unrefunded, Government Facilities, Revenue Bonds
Series I, Insured: COMMWLTH GTD
5.25%, due 7/1/33 (f)(g)	23,285,000	24,332,825
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/27	700,000	642,700
Series A-1
(zero coupon), due 7/1/31	879,000	711,093
Series A-1
(zero coupon), due 7/1/33	990,000	744,506
(zero coupon), due 8/1/54	516,302	119,820
Series A-2
4.329%, due 7/1/40	5,000,000	5,694,795
Series A-1
4.50%, due 7/1/34	725,000	805,006
Series A-1
4.75%, due 7/1/53	58,592,000	67,375,656
Series A-2
4.784%, due 7/1/58	25,565,000	29,523,134
Series A-1
5.00%, due 7/1/58	199,295,000	232,882,186
		1,625,557,779
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/24	1,735,000	1,665,831
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	629,656
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,543,344

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/30	$ 1,835,000	$ 1,490,192
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,140,938
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	710,584
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	247,401
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	311,581
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/39	750,000	861,566
Rhode Island Turnpike & Bridge Authority, Motor Fuel Tax, Revenue Bonds
Series A
4.00%, due 10/1/44	1,500,000	1,758,451
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	97,920,000	16,119,502
		26,479,046
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	1,273,581
Series A
5.00%, due 4/1/54	3,000,000	3,452,662
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	1,530,000	1,622,496
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
Series A
5.00%, due 11/15/54	1,000,000	1,135,493
5.25%, due 11/15/47	5,375,000	5,944,908
5.25%, due 11/15/52	1,625,000	1,794,574
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series D
5.00%, due 12/1/43	5,570,000	5,798,151
South Carolina Public Service Authority, Revenue Bonds
Series C
5.00%, due 12/1/46	5,900,000	6,731,164
Series E
5.00%, due 12/1/48	21,570,000	23,824,281
Series A
5.00%, due 12/1/50	4,660,000	5,379,714
Series B
5.00%, due 12/1/56	6,055,000	7,254,043

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Public Service Authority, Revenue Bonds
Series E
5.25%, due 12/1/55	$ 13,900,000	$ 16,436,990
Series A
5.50%, due 12/1/54	5,100,000	5,773,978
		86,422,035
South Dakota 0.0% ‡
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series E
5.00%, due 11/1/42	3,150,000	3,318,672
Tennessee 0.5%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds
Series A
5.00%, due 10/1/44	6,500,000	7,290,286
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds (e)
Series B
4.00%, due 10/1/41	2,265,000	2,604,332
Series B
4.00%, due 10/1/51	2,000,000	2,257,593
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	11,910,000	13,737,473
Series A
5.25%, due 10/1/58	9,000,000	11,050,359
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,000,000	1,236,754
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/54 (b)	19,050,000	24,000,683
		62,177,480
Texas 4.6%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	3,300,000	3,694,890
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series A
3.625%, due 7/1/26 (b)	15,055,000	15,602,760
Series B
6.50%, due 7/1/26	10,250,000	10,489,469
Central Texas Regional Mobility Authority, Manor Expressway Project, Revenue Bonds, Senior Lien
(zero coupon), due 1/1/23	1,000,000	990,137
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	254,438

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/34	$ 3,275,000	$ 2,576,181
(zero coupon), due 1/1/35	3,700,000	2,834,497
(zero coupon), due 1/1/36	2,000,000	1,485,357
(zero coupon), due 1/1/39	3,500,000	2,381,178
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,250,000	6,925,098
Central Texas Regional Mobility Authority, Revenue Bonds, Sub. Lien
5.00%, due 1/1/33	1,225,000	1,310,344
5.00%, due 1/1/42	2,340,000	2,503,024
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
5.00%, due 1/1/46	12,215,000	14,341,989
Central Texas Turnpike System, Revenue Bonds
Series C
5.00%, due 8/15/42	12,000,000	13,348,090
City of Houston TX, Airport System, United Airlines Inc. Project, Revenue Bonds (b)
5.00%, due 7/1/29	11,400,000	12,565,701
Series B-1
5.00%, due 7/15/30	2,000,000	2,257,470
City of Lago Vista TX, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,339,914
Clifton Higher Education Finance Corp., Uplift Education, Revenue Bonds
Series A
5.00%, due 12/1/45	2,500,000	2,800,766
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
5.75%, due 8/15/41	1,750,000	1,753,306
6.00%, due 8/15/43	3,500,000	3,832,688
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	4,000,000	4,057,744
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
Series A
5.25%, due 9/1/44	3,250,000	3,630,075
Grand Parkway Transportation Corp., Revenue Bonds
Series C
4.00%, due 10/1/49	75,140,000	88,905,911
Series A
5.50%, due 4/1/53	600,000	670,065
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	26,500,000	28,807,246
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	935,006
Series A
5.00%, due 6/1/38	1,960,000	2,026,302

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Revenue Bonds
Series B
7.00%, due 1/1/43	$ 1,500,000	$ 1,642,080
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/24	175,000	172,267
Series H, Insured: NATL-RE
(zero coupon), due 11/15/24	795,000	748,421
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	62,348
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	476,875
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	9,109
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	581,698
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	173,731
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	120,600
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	660,416
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	676,045
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	770,389
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	272,641
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	962,416
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	482,945
Series A, Insured: NATL-RE
(zero coupon), due 11/15/34	220,000	120,607
Series A, Insured: NATL-RE
(zero coupon), due 11/15/34	2,320,000	1,185,146
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,266,546
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	36,815,000	17,712,267
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	553,950
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	3,028,700
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,828,807

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	$ 1,000,000	$ 1,132,454
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	1,600,000	1,832,393
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
Series A
5.00%, due 8/15/36	5,000,000	5,012,071
Series A
5.125%, due 8/15/47	2,085,000	2,089,651
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds
Series A
5.00%, due 8/15/40 (a)	5,000,000	5,553,814
New Hope Cultural Education Facilities Finance Corp., CHF - Collegiate Housing Stephenville II, LLC - Tarleton State University Project, Revenue Bonds
Series A
5.00%, due 4/1/46	3,000,000	3,354,711
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	4,180,000	4,738,889
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/54	2,770,000	3,110,323
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,589,410
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	1,500,000	1,609,491
New Hope Cultural Education Facilities Finance Corp., CHF-Stephenville LLC, Revenue Bonds
Series A
6.00%, due 4/1/45	3,550,000	3,891,273
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/41	6,000,000	6,834,575
Series B
5.00%, due 1/1/46	3,535,000	4,004,738
North Texas Tollway Authority, North Texas Tollway System, Revenue Bonds, Second Tier
Series B
3.00%, due 1/1/46	8,500,000	9,105,941
Series B
3.00%, due 1/1/51	10,000,000	10,662,181
5.00%, due 1/1/50	1,750,000	2,111,509
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Revenue Bonds (a)(b)
Series A
3.625%, due 1/1/35	3,635,000	3,764,072
Series A
4.00%, due 1/1/50	12,000,000	12,444,395

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/38 (b)	$ 1,650,000	$ 1,903,105
Series A
4.00%, due 6/1/39 (b)	1,620,000	1,856,876
4.00%, due 6/1/51 (e)	1,500,000	1,734,105
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47	4,450,000	4,917,619
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	6,250,000	7,368,241
San Antonio Education Facilities Corp., University of the Incarnate Word Project, Revenue Bonds
Series A
4.00%, due 4/1/51	3,250,000	3,841,419
Series A
4.00%, due 4/1/54	1,000,000	1,170,441
San Antonio Municipal Facilities Corp., City Tower Renovation Project, Revenue Bonds
4.00%, due 8/1/48	12,295,000	14,672,814
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,500,000	1,677,908
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,467,951
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,000,000	3,585,807
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/38	6,135,000	7,261,326
Series A
4.00%, due 12/31/39	5,000,000	5,904,365
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/50	5,235,000	5,923,935
5.00%, due 12/31/55	10,390,000	11,729,399
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 6/30/58	79,130,000	98,406,297
6.75%, due 6/30/43	11,700,000	13,235,707
Texas Transportation Commission, Revenue Bonds, First Tier
(zero coupon), due 8/1/43	3,750,000	1,561,812
(zero coupon), due 8/1/44	4,200,000	1,652,370
(zero coupon), due 8/1/46	1,000,000	353,800
(zero coupon), due 8/1/47	2,000,000	671,591
(zero coupon), due 8/1/48	1,000,000	318,893
(zero coupon), due 8/1/50	1,500,000	427,895
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/57	10,000,000	11,806,399
		553,119,616

	Principal Amount	Value
Long-Term Municipal Bonds
U.S. Virgin Islands 0.9%
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
4.00%, due 10/1/22	$ 855,000	$ 847,700
Series A
6.00%, due 10/1/39	780,000	781,786
Series A
6.625%, due 10/1/29	3,530,000	3,558,755
Series A
6.75%, due 10/1/37	15,340,000	15,464,958
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series 2009A-1
4.50%, due 10/1/24	890,000	880,663
Series A-1
5.00%, due 10/1/24	590,000	591,384
Series 2009A-1
5.00%, due 10/1/39	1,135,000	1,137,662
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Sub. Lien
Series C
5.00%, due 10/1/22	5,815,000	5,797,771
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Senior Lien
Series B
5.00%, due 10/1/25	14,425,000	14,458,835
Series A
5.00%, due 10/1/29	11,175,000	11,201,212
Virgin Islands Public Finance Authority, Matching Fund Loan Note, Revenue Bonds, Sub. Lien
Series B
5.00%, due 10/1/25	4,825,000	4,756,569
Series B
5.25%, due 10/1/29	6,410,000	6,312,601
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30	17,270,000	17,206,111
Series A
5.00%, due 10/1/32	15,600,000	15,467,403
Series A
5.00%, due 10/1/34	2,600,000	2,566,711
Series C
5.00%, due 10/1/39	9,910,000	9,663,356
		110,693,477
Utah 0.8%
City of Salt Lake City UT, Airport, Revenue Bonds
Series A
5.00%, due 7/1/51 (b)	20,000,000	25,581,158
Medical School Campus Public Infrastructure District, Limited General Obligation (a)
Series A
5.25%, due 2/1/40	1,430,000	1,494,372

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Medical School Campus Public Infrastructure District, Limited General Obligation (a)
Series A
5.50%, due 2/1/50	$ 2,915,000	$ 3,052,663
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2
4.00%, due 8/1/50 (a)	2,000,000	2,126,194
Mida Mountain Village Public Infrastructure District, Special Assessment
Series A
4.50%, due 8/1/40	1,500,000	1,727,478
Series A
5.00%, due 8/1/50	5,250,000	6,051,472
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,975,000	3,458,954
Insured: UT CSCE
4.00%, due 4/15/50	3,645,000	4,219,025
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,020,000	2,357,393
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/45	1,870,000	2,190,167
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/54	5,000,000	5,810,657
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/46	1,000,000	1,189,908
Series A, Insured: UT CSCE
4.00%, due 10/15/51	2,000,000	2,368,097
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/45	4,675,000	4,876,327
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/39	2,175,000	2,524,827
4.00%, due 10/15/42	1,970,000	2,271,993
Series A
5.00%, due 10/15/32	1,615,000	1,950,478
Series A
5.00%, due 10/15/34	3,385,000	4,061,134
Series A
5.00%, due 10/15/37	1,100,000	1,315,391
Series A
5.00%, due 10/15/40	4,130,000	4,915,380
Series A
5.375%, due 10/15/40	6,260,000	7,628,885
		91,171,953

	Principal Amount	Value
Long-Term Municipal Bonds
Vermont 0.0% ‡
Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
Series A, Insured: AGC
4.75%, due 8/15/36	$ 500,000	$ 516,221
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,714,063
		4,230,284
Virginia 1.8%
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	7,000,000	8,439,691
Series A
5.00%, due 1/1/55	17,000,000	20,405,338
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,605,000	9,381,766
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,597,565
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,705,000	4,397,581
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	2,575,000	2,943,092
Norfolk Redevelopment & Housing Authority, Norfolk Retirement Community, Harbors Edge Project, Revenue Bonds
Series B
4.00%, due 1/1/25	1,200,000	1,200,393
Series A
5.25%, due 1/1/54	3,300,000	3,552,913
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,890,000	5,423,466
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	1,000,000	1,134,713
5.00%, due 4/1/49	1,000,000	1,223,696
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-1
5.00%, due 6/1/47	29,205,000	29,371,460
Series B2
5.20%, due 6/1/46	2,000,000	2,001,417
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series 2007A-1
6.706%, due 6/1/46	33,710,000	35,886,331
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	2,250,000	2,395,492
4.00%, due 6/1/36	1,300,000	1,558,477

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	$ 1,945,000	$ 2,102,428
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
4.00%, due 1/1/51	15,000,000	17,013,399
Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds, Senior Lien
5.00%, due 1/1/40	10,000,000	10,191,134
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/52	12,160,000	14,672,132
5.00%, due 12/31/56	17,040,000	20,546,810
Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds, Senior Lien
5.50%, due 1/1/42	18,245,000	19,080,015
		215,519,309
Washington 0.7%
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	3,369,060
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/48	5,430,000	6,377,126
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	1,825,000	1,955,140
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	4,000,000	4,936,620
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
Series A
5.00%, due 10/1/40	3,000,000	3,508,214
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,800,000	4,768,620
Washington State Convention Center Public Facilities District, Revenue Bonds
4.00%, due 7/1/58	9,035,000	10,386,766
5.00%, due 7/1/58	19,020,000	24,151,360
5.00%, due 7/1/58	5,000,000	6,272,894
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	3,113,046
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	100,311
4.00%, due 12/1/37	290,000	293,025
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,920,000	10,293,198
5.50%, due 12/1/33	2,070,000	2,156,349
		81,681,729

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia 0.3%
County of Ohio WV, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	$ 4,000,000	$ 4,164,154
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	4,000,000	4,247,365
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	1,000,000	1,137,046
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,651,586
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/37	5,125,000	5,918,280
Series A
4.00%, due 1/1/38	2,500,000	2,881,295
Series A
4.125%, due 1/1/47	13,650,000	15,618,925
		38,618,651
Wisconsin 1.7%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	72,000,000	7,516,361
Series A-1
5.00%, due 1/1/55	5,795,000	6,834,188
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	300,000	326,942
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	4,135,407
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	2,955,000	3,295,568
Series A
4.00%, due 1/1/52	12,085,000	13,405,387
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds
Series A
4.00%, due 10/1/49	7,000,000	8,024,745
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	1,136,296
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,416,088
Series A, Insured: AGM
4.00%, due 7/1/59	1,600,000	1,811,486

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Carson Valley Medical Centre, Revenue Bonds
Series A
4.00%, due 12/1/51	$ 2,250,000	$ 2,623,091
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
4.00%, due 7/1/56	2,250,000	2,607,802
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/22	2,245,000	2,352,125
Series A
5.00%, due 10/1/24	2,200,000	2,475,325
Series A
5.00%, due 10/1/29	3,000,000	3,798,385
Series A
5.00%, due 10/1/34	1,090,000	1,348,018
Series A
5.00%, due 10/1/39	17,000,000	20,822,210
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
5.00%, due 4/1/30 (a)	700,000	860,932
5.00%, due 4/1/40 (a)	300,000	365,640
5.00%, due 4/1/50 (a)	1,000,000	1,201,337
5.50%, due 4/1/32	1,250,000	1,288,730
5.875%, due 4/1/45	6,650,000	7,646,592
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (a)	750,000	843,102
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	4,335,000	5,318,454
5.00%, due 1/1/45	3,060,000	3,715,346
Public Finance Authority, TRIPS Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	10,000,000	10,343,547
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,624,716
Series A
5.00%, due 6/1/49	7,125,000	8,535,179
Series B
5.00%, due 6/1/49	2,720,000	3,258,342
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	5,200,000	5,716,362
5.50%, due 1/1/47	6,160,000	6,843,339
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	2,303,232
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	1,210,403

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Nevada State College, Revenue Bonds
5.00%, due 5/1/55 (a)	$ 8,600,000	$ 7,820,739
Public Finance Authority, Wingate University, Revenue Bonds
Series A
5.25%, due 10/1/38	3,250,000	3,869,439
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	2,224,188
Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds
5.75%, due 10/1/31 (a)	1,670,000	1,776,218
Public Finance Authority, Rose Villa Project, Revenue Bonds
Series A
5.75%, due 11/15/44 (a)	1,400,000	1,532,315
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)	2,000,000	2,146,412
Public Finance Authority, Affinity Living Group NC-12 Obligated Group, Revenue Bonds
6.75%, due 11/1/24 (a)	10,000,000	10,325,918
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	13,990,000	14,115,251
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-3
2.25%, due 11/1/26	3,000,000	3,004,019
Series B-2
2.55%, due 11/1/27	3,000,000	3,005,243
Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/49	2,400,000	2,829,324
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	4,400,000	4,589,703
		202,243,446
Total Long-Term Municipal Bonds (Cost $9,406,606,719)		10,522,381,317
Short-Term Municipal Notes 9.1%
Alabama 0.0% ‡
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(h)	4,250,000	5,491,215
Arkansas 0.1%
Tender Option Bond Trust Receipts/Certificates, Limited General Obligation
Series 2020-XF0954, Insured: State Aid Withholding
0.07%, due 6/1/50 (a)(h)	8,000,000	8,000,000

	Principal Amount	Value
Short-Term Municipal Notes
California 1.8%
Bay Area Toll Authority, Revenue Bonds (h)
Series E-1
0.01%, due 4/1/45	$ 25,000,000	$ 25,000,000
Series G1
0.01%, due 4/1/47	23,330,000	23,330,000
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
0.20%, due 1/1/50 (a)(b)(h)	47,115,000	47,125,846
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
0.817%, due 7/1/27 (h)	30,850,000	31,037,516
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series O-2
0.03%, due 5/15/45 (h)	10,000,000	10,000,000
Sacramento Transportation Authority, Revenue Bonds
Series A
0.02%, due 10/1/38 (h)	16,100,000	16,100,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2018-XF2698
0.04%, due 11/1/44	4,800,000	4,800,000
Series 2020-YX1155
0.04%, due 12/1/45	8,360,000	8,360,000
Series 2017-XG0125
0.04%, due 8/15/47	20,455,000	20,455,000
Series 2020-XF2904
0.04%, due 7/1/50	11,625,000	11,625,000
Series 2020-XL0155
0.06%, due 4/1/49	4,255,000	4,255,000
University of California, Revenue Bonds
Series AL-4
0.02%, due 5/15/48 (h)	8,625,000	8,625,000
		210,713,362
Florida 0.3%
City of Gainesville FL, Revenue Bonds
Series B
0.03%, due 10/1/42 (h)	410,000	410,000
Lee Memorial Health System, Lee Memorial Health System Obligated Group, Revenue Bonds
Series B
0.09%, due 4/1/49 (h)	14,000,000	14,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2920
0.06%, due 12/1/48 (a)(h)	21,670,000	21,670,000
		36,080,000
Georgia 0.1%
Development Authority of Burke County (The), Georgia Power Company Plant Vogtle Project, Revenue Bonds
0.04%, due 11/1/52 (h)	16,500,000	16,500,000

	Principal Amount	Value
Short-Term Municipal Notes
Illinois 0.3%
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds
Series A
0.03%, due 8/15/42 (h)	$ 15,605,000	$ 15,605,000
Illinois Finance Authority, Northshore University Health System, Revenue Bonds
Series C
0.03%, due 8/15/49 (h)	18,010,000	18,010,000
Tender Option Bond Trust Receipts/Certificates, Unlimited General Obligation
Series 2015-XF1010, Insured: AGM-CR
0.06%, due 2/1/39 (a)(h)	3,600,000	3,600,000
		37,215,000
Indiana 0.1%
Indiana Finance Authority, Educational Facilities-DePauw University Project, Revenue Bonds
Series A
0.01%, due 7/1/36 (h)	2,900,000	2,900,000
Indiana Finance Authority, Republic Services, Inc. Project, Revenue Bonds
0.17%, due 12/1/37 (b)(h)	10,000,000	10,000,378
		12,900,378
Kentucky 0.3%
County of Meade KY, Nucor Corp., Green Bond, Revenue Bonds
Series A-1
0.08%, due 7/1/60 (b)(h)	8,160,000	8,160,000
Kentucky Economic Development Finance Authority, Republic Services, Inc. Project, Revenue Bonds (h)
Series B
0.12%, due 4/1/31	6,000,000	6,000,179
Series A
0.17%, due 4/1/31 (b)	16,420,000	16,420,621
Tender Option Bond Trust Receipts, Revenue Bonds
Series 2017-XG0123
0.06%, due 6/1/45 (a)(h)	5,195,000	5,195,000
		35,775,800
Louisiana 0.1%
Parish of St John the Baptist, Marathon Oil Corp. Project, Revenue Bonds
2.00%, due 6/1/37 (h)	3,000,000	3,073,333
Parish of St John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds
Series B-2
2.375%, due 6/1/37 (h)	12,500,000	13,259,851
		16,333,184
Massachusetts 0.1%
Massachusetts Development Finance Agency, Boston University, Revenue Bonds
Series U6C
0.03%, due 10/1/42 (h)	7,000,000	7,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Mississippi 0.2%
County of Jackson MS, Chevron Corp., Revenue Bonds
0.02%, due 6/1/23 (h)	$ 24,655,000	$ 24,655,000
Missouri 0.4%
Rib Floater Trust Various States, Revenue Bonds
Series 2019-016
0.06%, due 6/1/45 (a)(h)	53,510,000	53,510,000
Nevada 0.0% ‡
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2019-XF2806
0.06%, due 7/1/49 (a)(h)	5,000,000	5,000,000
New Jersey 1.4%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
0.77%, due 1/1/24 (h)	66,500,000	67,184,644
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2020-YX1138
0.05%, due 12/15/26	24,750,000	24,750,000
Series 2018-XG0168, Insured: State Appropriations
0.05%, due 3/1/28	8,725,000	8,725,000
Series 2020-XX1140
0.05%, due 6/15/31	1,400,000	1,400,000
Series 2020-YX1160
0.05%, due 6/15/37	8,520,000	8,520,000
Series 2018-XF2702
0.05%, due 7/1/39	2,070,000	2,070,000
0.05%, due 6/15/41	8,200,000	8,200,000
Series 2017-XL0052
0.05%, due 6/15/42	6,500,000	6,500,000
Series 2020-XF2865
0.05%, due 11/1/44	4,500,000	4,500,000
Series 2020-YX1162
0.05%, due 6/15/45	10,380,000	10,380,000
Series 2021-XL0163
0.05%, due 6/15/46	5,885,000	5,885,000
Series 2018-XF2525
0.05%, due 6/15/47	3,900,000	3,900,000
Series 2018-XG0205
0.05%, due 6/15/50	13,400,000	13,400,000
Series 2019-XG0258
0.05%, due 6/15/50	1,000,000	1,000,000
		166,414,644

	Principal Amount	Value
Short-Term Municipal Notes
New York 1.1%
City of New York NY, Limited General Obligation (h)
Series 3
0.12%, due 4/1/42	$ 7,500,000	$ 7,500,000
Series 2
0.12%, due 4/1/42	9,900,000	9,900,000
Metropolitan Transportation Authority, Revenue Bonds
Series A-2
0.06%, due 11/15/41 (h)	6,000,000	6,000,000
New York City Water & Sewer System, Revenue Bonds
Series F-1
0.02%, due 6/15/33 (h)	22,835,000	22,835,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2020-YX1158
0.05%, due 11/1/47	6,740,000	6,740,000
Series 2020-XL0153
0.06%, due 7/1/45	2,500,000	2,500,000
Series 2020-XG0290
0.06%, due 11/15/52	29,865,000	29,865,000
Series 2020-XX1156
0.06%, due 11/15/53	9,165,000	9,165,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (h)
0.049%, due 1/1/32	21,000,000	21,000,000
0.06%, due 1/1/32	14,500,000	14,500,000
		130,005,000
Ohio 0.2%
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
0.02%, due 1/15/46 (h)	9,750,000	9,750,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2906
0.06%, due 11/15/40 (a)(h)	10,140,000	10,140,000
		19,890,000
Pennsylvania 0.3%
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
(zero coupon), due 8/1/45 (b)(h)	18,500,000	18,500,000
Tender Option Bond Trust Receipts, Revenue Bonds
Series 2018-XX1094
0.05%, due 4/1/47 (a)(h)	5,260,000	5,260,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds (a)(h)
Series 2017-XX1044
0.05%, due 12/1/42	6,665,000	6,665,000
Series 2017-XX1048
0.05%, due 10/1/52	6,320,000	6,320,000
		36,745,000

	Principal Amount	Value
Short-Term Municipal Notes
Puerto Rico 0.0% ‡
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
0.617%, due 7/1/29 (h)	$ 4,940,000	$ 4,615,708
Tennessee 0.1%
Lewisburg Industrial Development Board, Waste Management, Inc. of Tennessee, Revenue Bonds
(zero coupon), due 7/2/35 (b)(h)	9,000,000	9,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2018-XF2576
0.06%, due 7/1/40 (a)(h)	2,000,000	2,000,000
		11,000,000
Texas 1.3%
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF
0.75%, due 8/15/50 (a)(h)	55,450,000	55,560,168
Harris County Health Facilities Development Corp., Methodist Hospital, Revenue Bonds (h)
Series A-1
0.03%, due 12/1/41	23,595,000	23,595,000
Series A-2
0.03%, due 12/1/41	16,715,000	16,715,000
Mission Economic Development Corp., Republic Services, Inc. Project, Revenue Bonds
(zero coupon), due 1/1/26 (b)(h)	14,000,000	14,000,000
Port of Arthur Navigation District Industrial Development Corp., Total Petrochemicals & Refining USA, Inc. Project, Revenue Bonds
0.05%, due 3/1/42 (h)	44,200,000	44,200,000
		154,070,168
Utah 0.1%
City of Murray UT, IHC Health Services, Inc., Revenue Bonds (h)
Series D
0.03%, due 5/15/36	1,615,000	1,615,000
Series C
0.03%, due 5/15/36	10,085,000	10,085,000
		11,700,000
Virginia 0.1%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XF2923
0.05%, due 7/1/51 (a)(h)	8,600,000	8,600,000
Virginia Small Business Financing Authority, University Real Estate Foundation, Revenue Bonds
0.02%, due 7/1/30 (h)	60,000	60,000
		8,660,000
West Virginia 0.0% ‡
West Virginia Economic Development Authority, Arch Resources, Inc. Project, Revenue Bonds
4.125%, due 7/1/45 (b)(h)	2,400,000	2,564,045

	Principal Amount	Value
Short-Term Municipal Notes
Wisconsin 0.7%
Public Finance Authority, Waste Management, Inc., Revenue Bonds (b)(h)
Series A-1
(zero coupon), due 6/1/23	$ 14,000,000	$ 14,000,000
Series A-2
(zero coupon), due 10/1/25	43,500,000	43,500,000
State of Wisconsin, Unlimited General Obligation
Series A
0.038%, due 5/1/29 (h)	12,000,000	12,000,000
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2020-XL0147, Insured: AGM
0.06%, due 6/1/45 (a)(h)	10,635,000	10,635,000
		80,135,000
Total Short-Term Municipal Notes (Cost $1,091,447,162)		1,094,973,504
Total Municipal Bonds (Cost $10,498,053,881)		11,617,354,821

Long-Term Bonds 0.1%
Corporate Bonds 0.1%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,500,000	6,039,600
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	6,603,684	6,609,670
Total Long-Term Bonds (Cost $11,988,277)		12,649,270

	Shares	Value
Closed-End Funds 1.8%
California 0.4%
BlackRock MuniHoldings California Quality Fund, Inc.	648,786	10,438,967
Nuveen California Quality Municipal Income Fund,0.27%, due 10/1/47 (a)(i)	38,000,000	38,000,000
		48,438,967
Massachusetts 0.1%
BlackRock Muni Intermediate Duration Fund, Inc.	240,316	3,847,459
DWS Municipal Income Trust	131,002	1,627,045
Eaton Vance Municipal Bond Fund	154,604	2,142,811
Pioneer Municipal High Income Advantage Trust	316,387	4,097,212
Pioneer Municipal High Income Trust	332,691	4,386,531
		16,101,058
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	287,270	4,538,866

	Shares	Value
Closed-End Funds
Multi-State 0.2%
BlackRock Municipal 2030 Target Term Trust	442,357	$ 11,620,718
BlackRock Municipal Income Quality Trust	21,958	356,818
BlackRock MuniHoldings Fund, Inc.	146,484	2,534,173
BlackRock MuniHoldings Investment Quality Fund	70,458	1,056,870
BlackRock MuniYield Quality Fund II, Inc.	616,472	9,222,421
BlackRock MuniYield Quality Fund, Inc.	287,227	4,767,968
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	17,508	265,772
		29,824,740
New Jersey 0.1%
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	394,470	6,165,566
New York 0.3%
BlackRock MuniHoldings New York Quality Fund, Inc.	557,777	8,411,277
BlackRock MuniYield New York Quality Fund, Inc.	598,791	8,718,397
BlackRock New York Municipal Income Trust	58,647	908,442
Nuveen New York Quality Municipal Income Fund,0.33%, due 5/1/47 (a)(b)(i)	20,000,000	20,000,000
		38,038,116
North Carolina 0.7%
Invesco Municipal Income Opportunities Trust II,1.08%, due 12/1/22 (a)(i)	80,000,000	80,000,000
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	68,544	926,029
Total Closed-End Funds (Cost $215,511,918)		224,033,342
Short-Term Investments 2.5%
Unaffiliated Investment Companies 2.0%
BlackRock Liquidity Funds MuniCash, 0.005% (j)	180,735,376	180,771,523
JPMorgan Institutional Tax Free Money Market Fund, 0.006% (j)	60,227,060	60,257,174
Total Unaffiliated Investment Companies (Cost $241,028,697)		241,028,697
Commercial Paper 0.5%
CommonSpirit Health, 0.000%	55,963,000	55,940,018
Total Short-Term Investments (Cost $296,882,103)		296,968,715
Total Investments (Cost $11,022,436,179)	101.3%	12,151,006,148
Other Assets, Less Liabilities	(1.3)	(159,660,469)
Net Assets	100.0%	$ 11,991,345,679

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(d)	Illiquid security—As of July 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $253,459,615, which represented 2.1% of the Fund’s net assets.
(e)	Delayed delivery security.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(j)	Current yield as of July 31, 2021.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(250)	September 2021	$ (39,085,935)	$ (41,179,688)	$ (2,093,753)

1.	As of July 31, 2021, cash in the amount of $875,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
ACA—ACA Financial Guaranty Corp.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
COMMWLTH GTD—Commonwealth Guaranteed
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
ICC—Insured Custody Certificates
MUN GOVT GTD—Municipal Government Guaranteed
NATL—National Public Finance Guarantee Corp.
NATL-RE—National Public Finance Guarantee Corp.
PSF—Permanent School Fund

SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 10,522,381,317	$ —	$ 10,522,381,317
Short-Term Municipal Notes	—	1,094,973,504	—	1,094,973,504
Total Municipal Bonds	—	11,617,354,821	—	11,617,354,821
Long-Term Bonds
Corporate Bonds	—	12,649,270	—	12,649,270
Total Corporate Bonds	—	12,649,270	—	12,649,270
Closed-End Funds	86,033,342	138,000,000	—	224,033,342
Short-Term Investments
Commercial Paper	—	55,940,018	—	55,940,018
Unaffiliated Investment Companies	180,771,523	60,257,174	—	241,028,697
Total Short-Term Investments	180,771,523	116,197,192	—	296,968,715
Total Investments in Securities	$ 266,804,865	$ 11,884,201,283	$ —	$ 12,151,006,148
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (2,093,753)	$ —	$ —	$ (2,093,753)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC International Research Equity Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 95.2%
Australia 3.8%
Australia & New Zealand Banking Group Ltd. (Banks)	88,252	$ 1,794,603
BHP Group plc (Metals & Mining)	66,077	2,134,525
Brambles Ltd. (Commercial Services & Supplies)	24,108	205,577
Commonwealth Bank of Australia (Banks)	9,848	720,166
Goodman Group (Equity Real Estate Investment Trusts)	75,234	1,249,965
Newcrest Mining Ltd. (Metals & Mining)	45,621	886,858
Orora Ltd. (Containers & Packaging)	79,591	210,268
Rio Tinto plc (Metals & Mining)	18,985	1,610,002
		8,811,964
Austria 0.5%
BAWAG Group AG (Banks) (a)	12,723	723,844
Erste Group Bank AG (Banks)	13,013	504,933
		1,228,777
Belgium 0.7%
KBC Group NV (Banks)	7,833	630,920
UCB SA (Pharmaceuticals)	10,123	1,095,167
		1,726,087
Brazil 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	90,700	617,524
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	67,700	357,462
Rumo SA (Road & Rail) (b)	73,700	292,352
StoneCo Ltd., Class A (IT Services) (b)	17,827	1,048,941
Vale SA (Metals & Mining)	45,600	952,231
XP, Inc., Class A (Capital Markets) (b)	14,542	597,094
		3,865,604
Canada 4.6%
Agnico Eagle Mines Ltd. (Metals & Mining)	7,398	478,593
Barrick Gold Corp. (Metals & Mining)	33,234	723,497
Boat Rocker Media, Inc. (Entertainment) (b)	54,867	368,976
Brookfield Asset Management, Inc., Class A (Capital Markets)	23,283	1,257,049
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	24,390	804,854
Colliers International Group, Inc. (Real Estate Management & Development)	8,524	1,093,718
Constellation Software, Inc. (Software)	618	989,924
Intact Financial Corp. (Insurance)	9,943	1,354,849
Lightspeed POS, Inc. (Software) (b)	3,959	339,003
Methanex Corp. (Chemicals)	13,658	460,230
Nuvei Corp. (IT Services) (a)(b)	11,893	975,226
Shopify, Inc., Class A (IT Services) (b)	1,254	1,882,608
		10,728,527
Cayman Islands 0.1%
Patria Investments Ltd., Class A (Capital Markets)	15,000	234,750
China 8.6%
Alibaba Group Holding Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (b)	20,267	3,955,916

	Shares	Value
Common Stocks
China
Angelalign Technology, Inc. (Health Care Equipment & Supplies) (a)(b)	200	$ 10,681
BeiGene Ltd. ADR (Biotechnology) (b)	960	303,927
China Construction Bank Corp., Class H (Banks)	1,376,000	959,693
China Longyuan Power Group Corp. Ltd., Class H (Independent Power and Renewable Electricity Producers)	1,527,000	2,853,122
China Merchants Bank Co. Ltd., Class H (Banks)	172,000	1,310,282
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	149,359	420,911
China Yangtze Power Co. Ltd., Class A (Independent Power and Renewable Electricity Producers)	170,200	500,875
ENN Energy Holdings Ltd. (Gas Utilities)	37,500	784,150
Meituan (Internet & Direct Marketing Retail) (b)	13,200	365,197
Minth Group Ltd. (Auto Components)	164,000	692,201
Ningbo Joyson Electronic Corp., Class A (Auto Components)	222,640	872,794
Niu Technologies, Sponsored ADR (Automobiles) (b)(c)	25,092	642,355
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	118,390	1,038,235
Precision Tsugami China Corp. Ltd. (Machinery)	225,114	315,750
Tencent Holdings Ltd. (Interactive Media & Services)	64,600	3,981,830
Zai Lab Ltd. ADR (Biotechnology) (b)	6,010	869,106
		19,877,025
Denmark 2.3%
A.P. Moller - Maersk A/S, Class B (Marine)	136	377,681
Carlsberg A/S, Class B (Beverages)	19,128	3,536,743
Genmab A/S (Biotechnology) (b)	3,302	1,492,772
		5,407,196
Finland 0.5%
Cargotec Oyj, Class B (Machinery)	9,743	522,636
Kone Oyj, Class B (Machinery)	6,997	579,520
		1,102,156
France 9.7%
Accor SA (Hotels, Restaurants & Leisure)	14,358	508,581
Airbus SE (Aerospace & Defense)	6,188	849,298
Arkema SA (Chemicals)	3,167	402,923
AXA SA (Insurance)	65,379	1,696,922
Bureau Veritas SA (Professional Services)	27,175	897,460
Capgemini SE (IT Services)	3,763	813,538
Credit Agricole SA (Banks)	83,749	1,168,324
Criteo SA, Sponsored ADR (Media) (b)	13,263	514,472
Edenred (IT Services)	15,083	876,360
Engie SA (Multi-Utilities)	102,742	1,371,368
Faurecia SE (Auto Components)	23,222	1,036,597
JCDecaux SA (Media)	20,032	546,548
Kering SA (Textiles, Apparel & Luxury Goods)	1,426	1,279,182
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,585	2,865,899
Pernod Ricard SA (Beverages)	15,975	3,526,659
Rothschild & Co. (Capital Markets)	7,103	265,838
Safran SA (Aerospace & Defense)	2,372	310,360
TotalEnergies SE (Oil, Gas & Consumable Fuels)	44,028	1,916,776
Vinci SA (Construction & Engineering)	8,312	879,620

	Shares	Value
Common Stocks
France
Worldline SA (IT Services) (a)(b)	7,197	$ 673,689
		22,400,414
Germany 2.7%
Brenntag SE (Trading Companies & Distributors)	11,257	1,124,375
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	1,931	430,184
Commerzbank AG (Banks)	56,347	363,618
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	49,248	1,022,708
RWE AG (Multi-Utilities)	24,693	879,055
Siemens AG (Registered) (Industrial Conglomerates)	4,721	736,886
Siemens Healthineers AG (Health Care Equipment & Supplies) (a)	13,883	916,978
Talanx AG (Insurance)	9,370	398,590
United Internet AG (Registered) (Diversified Telecommunication Services)	9,648	399,428
		6,271,822
Greece 0.2%
Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	28,540	520,699
Hong Kong 2.2%
AIA Group Ltd. (Insurance)	154,446	1,850,295
CK Asset Holdings Ltd. (Real Estate Management & Development)	180,000	1,226,459
HKBN Ltd. (Diversified Telecommunication Services)	299,000	348,205
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	10,898	695,574
Link REIT (Equity Real Estate Investment Trusts)	92,500	884,393
		5,004,926
Ireland 1.0%
AerCap Holdings NV (Trading Companies & Distributors) (b)	11,543	611,779
AIB Group plc (Banks)	23,296	57,259
Ryanair Holdings plc, Sponsored ADR (Airlines) (b)	5,772	629,379
Smurfit Kappa Group plc (Containers & Packaging)	15,886	896,446
		2,194,863
Israel 0.5%
Wix.com Ltd. (IT Services) (b)	3,724	1,112,135
Italy 2.0%
Banca Generali SpA (Capital Markets) (b)	14,081	584,793
Davide Campari-Milano NV (Beverages)	48,038	675,843
DiaSorin SpA (Health Care Equipment & Supplies)	2,867	582,077
Ferrari NV (Automobiles)	6,775	1,477,574
Stevanato Group SpA (Life Sciences Tools & Services) (b)	12,300	248,337
UniCredit SpA (Banks)	80,025	959,549
		4,528,173
Japan 19.5%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	13,900	1,217,620
Amada Co. Ltd. (Machinery)	62,600	637,955

	Shares	Value
Common Stocks
Japan
Asahi Group Holdings Ltd. (Beverages)	48,800	$ 2,184,557
Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	11,800	318,166
Astellas Pharma, Inc. (Pharmaceuticals)	70,900	1,123,879
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	24,500	897,771
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	66,200	1,303,121
East Japan Railway Co. (Road & Rail)	16,700	1,108,208
Eisai Co. Ltd. (Pharmaceuticals)	8,900	728,761
FANUC Corp. (Machinery)	3,700	822,260
GMO Payment Gateway, Inc. (IT Services)	6,900	884,317
Hino Motors Ltd. (Machinery)	94,400	820,046
Hoya Corp. (Health Care Equipment & Supplies)	13,400	1,881,655
Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	27,300	1,435,860
Isuzu Motors Ltd. (Automobiles)	110,900	1,465,795
KDDI Corp. (Wireless Telecommunication Services)	37,526	1,139,753
Keyence Corp. (Electronic Equipment, Instruments & Components)	2,300	1,273,433
MINEBEA MITSUMI, Inc. (Machinery)	26,600	711,645
Mitsubishi UFJ Financial Group, Inc. (Banks)	335,700	1,770,224
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	37,400	870,184
Musashi Seimitsu Industry Co. Ltd. (Auto Components)	23,100	476,718
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	26,800	684,627
Nippon Thompson Co. Ltd. (Machinery)	75,600	454,131
Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	57,800	1,309,529
ORIX Corp. (Diversified Financial Services)	44,300	772,085
Resona Holdings, Inc. (Banks)	218,500	818,790
Seino Holdings Co. Ltd. (Road & Rail)	13,500	170,927
Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	32,200	1,428,828
Shin-Etsu Chemical Co. Ltd. (Chemicals)	6,900	1,116,403
Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	36,700	1,237,774
Shinsei Bank Ltd. (Banks)	79,200	1,046,085
SMC Corp. (Machinery)	1,700	1,004,148
SoftBank Corp. (Wireless Telecommunication Services)	67,800	883,461
Sony Group Corp. (Household Durables)	19,177	1,988,409
SUMCO Corp. (Semiconductors & Semiconductor Equipment)	32,700	750,247
T&D Holdings, Inc. (Insurance)	59,900	763,322
Taiyo Yuden Co. Ltd. (Electronic Equipment, Instruments & Components)	22,800	1,161,770
THK Co. Ltd. (Machinery)	17,600	498,938
Tokio Marine Holdings, Inc. (Insurance)	19,600	930,824
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,000	2,456,770
Tokyo Ohka Kogyo Co. Ltd. (Chemicals)	9,200	592,899
Yamaha Motor Co. Ltd. (Automobiles)	62,000	1,539,474
Yamato Holdings Co. Ltd. (Air Freight & Logistics)	8,000	229,707
		44,911,076
Jersey, C.I. 0.1%
Sanne Group plc (Capital Markets)	24,951	292,715
Luxembourg 0.3%
Arrival SA (Automobiles) (b)(c)	58,727	755,816

	Shares	Value
Common Stocks
Macao 0.1%
Sands China Ltd. (Hotels, Restaurants & Leisure)	75,600	$ 258,286
Netherlands 6.4%
Adyen NV (IT Services) (a)(b)	305	828,356
Akzo Nobel NV (Chemicals)	4,276	528,037
Argenx SE (Biotechnology) (b)	1,241	378,781
ASML Holding NV (Semiconductors & Semiconductor Equipment)	7,267	5,508,486
IMCD NV (Trading Companies & Distributors)	5,361	928,485
Koninklijke KPN NV (Diversified Telecommunication Services)	241,137	791,783
Koninklijke Philips NV (Health Care Equipment & Supplies)	19,836	915,099
Royal Dutch Shell plc
Class A (Oil, Gas & Consumable Fuels)	75,958	1,523,754
Class B (Oil, Gas & Consumable Fuels)	134,860	2,661,492

Wolters Kluwer NV (Professional Services)	7,157	815,718
		14,879,991
Norway 0.1%
Norsk Hydro ASA (Metals & Mining)	17,786	118,335
Philippines 0.4%
BDO Unibank, Inc. (Banks)	417,970	852,915
Republic of Korea 0.8%
Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	16,195	344,245
LG Chem Ltd. (Chemicals)	864	632,461
Shinhan Financial Group Co. Ltd. (Banks)	8,017	272,867
Shinhan Financial Group Co. Ltd. ADR (Banks) (c)	15,925	536,832
		1,786,405
Russia 2.3%
Coca-Cola HBC AG (Beverages)	71,125	2,688,105
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	12,771	1,096,901
Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	48,016	412,458
Sberbank of Russia PJSC (Banks)	285,735	1,196,596
		5,394,060
Singapore 0.5%
Best World International Ltd. (Personal Products) (c)(d)(e)(f)	618,500	349,203
United Overseas Bank Ltd. (Banks)	36,700	711,817
		1,061,020
South Africa 1.2%
Anglo American plc (Metals & Mining)	31,310	1,388,535
FirstRand Ltd. (Diversified Financial Services)	228,694	848,515
Old Mutual Ltd. (Insurance)	597,600	526,985
		2,764,035

	Shares	Value
Common Stocks
Spain 1.8%
Bankinter SA (Banks)	66,146	$ 361,491
Cellnex Telecom SA (Diversified Telecommunication Services)	32,147	2,095,103
Grifols SA (Biotechnology)	20,502	521,432
Iberdrola SA (Electric Utilities)	100,007	1,205,314
		4,183,340
Sweden 2.0%
Alfa Laval AB (Machinery)	15,605	651,507
Assa Abloy AB, Class B (Building Products)	29,127	934,200
Fastighets AB Balder, Class B (Real Estate Management & Development) (b)	10,842	749,131
Sandvik AB (Machinery)	28,415	740,380
Svenska Handelsbanken AB, Class A (Banks)	54,450	614,179
Volvo AB, Class B (Machinery)	38,272	901,404
		4,590,801
Switzerland 1.7%
Alcon, Inc. (Health Care Equipment & Supplies)	13,765	1,002,914
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	9,568	1,225,245
Novartis AG (Registered) (Pharmaceuticals)	11,533	1,067,934
Tecan Group AG (Registered) (Life Sciences Tools & Services)	938	541,044
		3,837,137
Taiwan 4.6%
Formosa Sumco Technology Corp. (Semiconductors & Semiconductor Equipment)	193,000	1,297,479
Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	73,000	2,211,014
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	40,000	1,301,627
Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	172,000	1,162,453
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	39,645	4,624,193
		10,596,766
Thailand 0.5%
Kasikornbank PCL NVDR (Banks) (c)	379,020	1,187,771
PTT Global Chemical PCL (Chemicals)	45,700	78,907
		1,266,678
United Arab Emirates 0.2%
Network International Holdings plc (IT Services) (a)(b)	78,886	373,692
United Kingdom 10.4%
Abcam plc (Biotechnology)	32,471	612,929
AJ Bell plc (Capital Markets)	48,512	283,618
Allfunds Group plc (Capital Markets) (b)	19,107	336,177
AstraZeneca plc (Pharmaceuticals)	24,565	2,823,137
BAE Systems plc (Aerospace & Defense)	27,357	219,031
Beazley plc (Insurance)	130,704	712,907
Bridgepoint Group Ltd. (Capital Markets) (a)(b)	55,500	374,153
Coca-Cola Europacific Partners plc (Beverages)	46,844	2,907,139
Compass Group plc (Hotels, Restaurants & Leisure)	72,941	1,542,111
ConvaTec Group plc (Health Care Equipment & Supplies) (a)	104,534	344,221

	Shares	Value
Common Stocks
United Kingdom
Croda International plc (Chemicals)	6,782	$ 793,752
Diageo plc (Beverages)	86,020	4,269,168
easyJet plc (Airlines)	15,809	185,948
Experian plc (Professional Services)	17,290	761,369
HSBC Holdings plc (Banks)	249,245	1,376,968
Hyve Group plc (Media)	140,612	257,018
Intermediate Capital Group plc (Capital Markets)	53,051	1,600,177
Lancashire Holdings Ltd. (Insurance)	44,324	393,382
Prudential plc (Insurance)	59,317	1,118,443
Rolls-Royce Holdings plc (Aerospace & Defense)	83,818	116,169
Smith & Nephew plc (Health Care Equipment & Supplies)	35,581	723,070
Standard Chartered plc (Banks)	261,363	1,569,433
Trainline plc (Hotels, Restaurants & Leisure) (a)(b)	36,180	170,182
WPP plc (Media)	48,738	630,036
		24,120,538
United States 1.2%
Ardagh Group SA (Containers & Packaging)	5,100	119,085
Atlassian Corp. plc, Class A (Software) (b)	3,258	1,059,241
Schneider Electric SE (Electrical Equipment)	9,086	1,522,969
		2,701,295
Total Common Stocks (Cost $206,435,094)		219,760,019
Preferred Stocks 2.6%
Germany 1.0%
Volkswagen AG (Automobiles) 2.91%	9,637	2,349,253
Republic of Korea 1.6%
Samsung Electronics Co. Ltd. (Registered), GDR (Technology Hardware, Storage & Peripherals) 0.000%(a)	2,332	3,654,362
Total Preferred Stocks (Cost $5,397,504)		6,003,615
Exchange-Traded Fund 0.8%
United States 0.8%
iShares MSCI ACWI ex US ETF (c)	30,216	1,709,017
Total Exchange-Traded Fund (Cost $1,691,375)		1,709,017

Short-Term Investments 0.3%
Affiliated Investment Company 0.3%
United States 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (g)	630,201	630,201

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (g)(h)	109,067	$ 109,067
Total Short-Term Investments (Cost $739,268)		739,268
Total Investments, Before Investments Sold Short (Cost $214,263,241)	98.9%	228,211,919
Investments Sold Short (0.0)% ‡
Common Stock Sold Short (0.0)% ‡
Australia (0.0)% ‡
Virgin Australia Airlines Holdings Pty. Ltd. (Airlines) (b)(d)(e)(f)	(444,108)	(33)
Total Common Stock Sold Short (Proceeds $0)		(33)

	Number of Rights	Value
Right Sold Short (0.0)% ‡
United States (0.0)% ‡
Intercell (Biotechnology) Expires 12/31/49 (b)(d)(e)(f)	(19,159)	(2)
Total Right Sold Short (Proceeds $0)		(2)

	Number of Warrants
Warrant Sold Short (0.0)% ‡
Singapore (0.0)% ‡
Ezion Holdings Ltd. (Energy Equipment & Services)
Expires 4/16/23 (b)(d)(e)(f)	(2,005,620)	—
Total Warrant Sold Short (Proceeds $0)		—
Total Investments Sold Short (Proceeds $0)		(35)
Total Investments, Net of Investments Sold Short (Cost $214,263,241)	98.9%	228,211,884
Other Assets, Less Liabilities	1.1	2,652,945
Net Assets	100.0%	$ 230,864,829

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.

(c)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $1,413,773; the total market value of collateral held by the Fund was $1,909,517. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,800,450. The Fund received cash collateral with a value of $109,067.
(d)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2021, the total market value was $349,168, which represented 0.2% of the Fund’s net assets.
(e)	Illiquid security—As of July 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $349,168, which represented 0.2% of the Fund’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of July 31, 2021.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of July 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	200,506	USD	160,848	State Street Bank & Trust	8/4/21	$ (135)
Total Unrealized Depreciation						$ (135)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Abbreviation(s):
ADR—American Depositary Receipt
CAD—Canada Dollar
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 219,410,816	$ —	$ 349,203	$ 219,760,019
Preferred Stocks	6,003,615	—	—	6,003,615
Exchange-Traded Fund	1,709,017	—	—	1,709,017
Short-Term Investments
Affiliated Investment Company	630,201	—	—	630,201
Unaffiliated Investment Company	109,067	—	—	109,067
Total Short-Term Investments	739,268	—	—	739,268
Total Investments in Securities	$ 227,862,716	$ —	$ 349,203	$ 228,211,919
Liability Valuation Inputs
Common Stock Sold Short	$ —	$ —	$ (33)	$ (33)
Right Sold Short	—	—	(2)	(2)
Warrant Sold Short	—	—	—	—
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(135)	—	(135)
Total Investments in Securities Sold Short and Other Financial Instruments	$ —	$ (135)	$ (35)	$ (170)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Municipal Bonds 92.7%
Long-Term Municipal Bonds 89.9%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 726,652
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	948,774
		1,675,426
Development 0.2%
Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,048,691
5.00%, due 8/1/42	1,000,000	1,048,691
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series A
5.00%, due 7/1/34	500,000	569,158
		2,666,540
Education 13.8%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	167,809
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	2,735,154
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
Series A
5.00%, due 4/1/27	1,205,000	1,209,910
Series A
5.00%, due 4/1/37	1,000,000	1,003,131
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	1,073,987
5.00%, due 10/1/43	2,000,000	2,284,997
5.00%, due 10/1/48	2,000,000	2,272,471
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,000,000	1,179,138
Series A
4.00%, due 11/1/50	5,000,000	5,795,699
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	500,000	573,381
Series A
5.00%, due 8/1/52	3,995,000	4,569,311
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,288,283
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	800,000	936,057

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.50%, due 5/1/48	$ 1,500,000	$ 1,765,416
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,693,428
5.00%, due 8/1/47	240,000	289,828
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	2,759,130
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,000,000	1,145,759
Series A
5.00%, due 6/1/37	1,500,000	1,704,152
Series A
5.00%, due 6/1/47	3,100,000	3,482,462
Series A
5.00%, due 6/1/52	1,500,000	1,682,102
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/51	1,855,000	2,054,133
Series A
4.00%, due 6/15/56	985,000	1,086,260
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	4,544,678
5.00%, due 7/1/33	1,520,000	1,776,564
5.00%, due 7/1/41	1,050,000	1,213,950
Build NYC Resource Corp., Shefa School Project, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	2,500,000	3,023,139
County of Cattaraugus NY, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,307,837
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/40	1,100,000	1,388,594
Series A
5.00%, due 7/1/51	1,000,000	1,240,970
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	375,000	437,178
Series A-1
5.00%, due 7/1/33	700,000	811,904
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A
5.00%, due 7/1/39	1,000,000	1,083,389
5.00%, due 7/1/43	2,000,000	2,503,996
5.00%, due 7/1/48	4,000,000	5,011,342

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	$ 870,000	$ 1,062,607
5.00%, due 7/1/43	1,020,000	1,232,630
5.00%, due 7/1/48	1,100,000	1,322,261
Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds
Series A
5.00%, due 7/1/29	1,000,000	1,045,178
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,902,111
Monroe County Industrial Development Corp., St John Fisher College, Revenue Bonds
Series A
5.00%, due 6/1/24	330,000	342,179
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	3,468,529
Series D
4.00%, due 7/1/43	2,470,000	2,855,756
Series A
4.00%, due 7/1/50	6,500,000	7,709,443
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds
Series A
5.00%, due 7/1/33	1,650,000	2,090,260
New York State Dormitory Authority, Culinary Institute of America (The), Revenue Bonds
6.00%, due 7/1/38	1,500,000	1,505,797
New York State Dormitory Authority, Fordham University, Revenue Bonds
4.00%, due 7/1/50	13,330,000	15,625,845
Series A
5.00%, due 7/1/41	1,075,000	1,290,725
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,106
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	210,000	243,476
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/43	2,950,000	3,321,639
Series A
4.00%, due 7/1/45	9,675,000	11,427,716
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	400,000	415,005
Series A
4.25%, due 5/1/42	450,000	466,661
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series C
4.00%, due 7/1/49	7,055,000	8,450,602

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, St Joseph's College, Revenue Bonds
4.00%, due 7/1/40	$ 200,000	$ 226,912
5.00%, due 7/1/51	1,475,000	1,784,095
New York State Dormitory Authority, St Lawrence-Lewis Board of Cooperative Educational Services, Revenue Bonds
Series A
4.00%, due 8/15/42	5,500,000	6,262,340
Series B, Insured: BAM
4.00%, due 8/15/45	4,320,000	4,842,929
Series B, Insured: BAM
4.00%, due 8/15/50	1,340,000	1,496,646
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/42	5,000,000	5,904,869
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	3,770,515
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/41	5,165,000	6,225,041
4.00%, due 12/1/47	4,000,000	4,773,354
4.00%, due 12/1/49	2,000,000	2,382,343
Orange County Funding Corp., Mount St Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	1,037,575
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series 2013A
7.00%, due 8/1/43	925,000	1,021,303
Series 2013A
7.00%, due 8/1/48	730,000	804,955
St Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,490,205
5.375%, due 9/1/41	200,000	200,799
St Lawrence County Industrial Development Agency, St Lawrence University, Revenue Bonds
Series A
4.00%, due 7/1/43	3,000,000	3,353,686
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	1,083,309
Series 2020A, Insured: State Aid Withholding
4.00%, due 5/1/36	1,500,000	1,777,175
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,173,367
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	200,000	225,097
Series A
5.00%, due 10/15/39	840,000	1,004,423
Series A
5.00%, due 10/15/49	640,000	752,750
5.00%, due 10/15/50	1,350,000	1,609,889
		188,277,642

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation 9.6%
City of Buffalo NY, Limited General Obligation
Series A
5.00%, due 4/1/27	$ 500,000	$ 605,048
Series A
5.00%, due 4/1/28	400,000	482,805
City of Glens Falls NY, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	567,495
Insured: AGM
4.00%, due 1/15/32	315,000	356,621
Insured: AGM
4.00%, due 1/15/33	250,000	282,427
City of New York NY, Unlimited General Obligation
Series C
4.00%, due 8/1/40	4,200,000	5,076,613
Series C
4.00%, due 8/1/41	4,885,000	5,889,710
Series A-1, Insured: BAM
4.00%, due 8/1/44	4,930,000	5,836,051
Series D-1, Insured: BAM
4.00%, due 3/1/50	5,440,000	6,436,117
City of Newburgh NY, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	757,804
Series A
5.50%, due 6/15/31	500,000	523,428
City of Ogdensburg NY, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	42,081
5.50%, due 4/15/24	45,000	48,458
5.50%, due 4/15/26	50,000	54,665
5.50%, due 4/15/28	55,000	59,480
City of Plattsburgh NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 9/15/21	450,000	452,339
Series B, Insured: AGM
5.00%, due 9/15/22	455,000	477,197
Series B, Insured: AGM
5.00%, due 9/15/24	510,000	579,005
Series B, Insured: AGM
5.00%, due 9/15/25	470,000	551,183
Series B, Insured: AGM
5.00%, due 9/15/26	395,000	477,112
City of Poughkeepsie NY, Limited General Obligation
2.50%, due 4/29/22	770,000	778,942
City of Poughkeepsie NY, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	600,000	696,182

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Yonkers NY, Limited General Obligation
Series B, Insured: AGM State Aid Withholding
3.00%, due 2/15/39	$ 600,000	$ 659,803
Series A, Insured: BAM
4.00%, due 9/1/31	1,500,000	1,734,541
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,847,581
Series A, Insured: AGM
4.00%, due 2/15/36	700,000	847,647
Series B, Insured: AGM State Aid Withholding
4.00%, due 2/15/36	740,000	896,084
Series A, Insured: BAM
4.00%, due 5/1/36	1,700,000	2,013,202
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,358,720
Series B, Insured: AGM State Aid Withholding
4.00%, due 2/15/38	1,300,000	1,564,283
Series A, Insured: AGM
5.00%, due 2/15/32	850,000	1,138,046
Series B, Insured: AGM State Aid Withholding
5.00%, due 2/15/32	855,000	1,144,741
Series A, Insured: AGM
5.00%, due 2/15/34	600,000	795,999
Series B, Insured: AGM State Aid Withholding
5.00%, due 2/15/34	750,000	995,788
City of Yonkers NY, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 5/1/39	2,000,000	2,344,964
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A
4.00%, due 7/1/21 (b)(c)	1,100,000	962,500
Insured: NATL
5.00%, due 7/1/28	150,000	153,975
Series A, Insured: AGM
5.00%, due 7/1/35	835,000	859,795
Series A
5.25%, due 7/1/30 (b)(c)	750,000	715,312
Series A, Insured: AGM
5.375%, due 7/1/25	340,000	348,031
Series C
6.00%, due 7/1/35 (b)(c)	1,000,000	907,500
Series B
6.00%, due 7/1/39 (b)(c)	6,500,000	6,256,250
County of Clinton NY, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (d)	1,500,000	1,667,852

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
County of Nassau NY, Limited General Obligation
Series B, Insured: AGM
5.00%, due 4/1/49	$ 10,000,000	$ 12,698,176
County of Onondaga NY, Limited General Obligation
3.00%, due 6/1/39	2,150,000	2,285,728
3.25%, due 4/15/34	1,250,000	1,337,028
County of Rockland NY, Limited General Obligation
Insured: BAM
5.00%, due 6/1/24	500,000	568,018
Insured: BAM
5.00%, due 6/1/25	560,000	660,275
Insured: BAM
5.00%, due 6/1/26	550,000	670,880
County of Rockland NY, Various Purpopse, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	1,034,285
Insured: AGM
4.00%, due 5/1/45	950,000	1,072,443
Insured: AGM
4.00%, due 5/1/46	985,000	1,110,901
Insured: AGM
4.00%, due 5/1/48	1,065,000	1,200,037
County of Suffolk NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,964,620
Series B, Insured: AGM
3.00%, due 10/15/33	2,400,000	2,591,007
Series B, Insured: AGM
3.00%, due 10/15/34	5,740,000	6,148,439
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	762,209
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	771,567
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,542,730
Genesee Valley Central School District, Unlimited General Obligation
Insured: AGM State Aid Withholding
4.00%, due 6/15/30	665,000	680,486
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	1,094,038
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	1,134,724
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,217,764
Lackawanna City School District, Unlimited General Obligation
Insured: BAM
4.00%, due 6/15/32	745,000	835,691

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Niagara Falls City School District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/27	$ 960,000	$ 1,199,200
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	428,462
Town of Hempstead NY, Public Improvement, Limited General Obligation
2.25%, due 6/15/44	5,660,000	5,622,665
2.375%, due 6/15/45	7,840,000	7,872,376
Town of Oyster Bay NY, Limited General Obligation
Insured: AGM
4.00%, due 8/1/30	365,000	378,247
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,942,709
Series A, Insured: BAM
5.00%, due 1/15/28	500,000	555,148
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	540,964
Insured: BAM
4.00%, due 4/1/34	510,000	561,768
Insured: BAM
4.00%, due 4/1/35	530,000	583,340
Insured: BAM
4.00%, due 4/1/36	550,000	603,984
Insured: BAM
4.00%, due 4/1/37	570,000	624,137
		130,537,423
Hospital 11.6%
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
3.375%, due 10/1/40	7,990,000	8,641,001
Series A
4.00%, due 10/1/45	3,500,000	4,002,221
Series A
5.00%, due 10/1/33	1,000,000	1,288,379
Series A
5.00%, due 10/1/35	1,000,000	1,275,400
Series A
5.00%, due 10/1/50	6,250,000	7,784,424
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/45	13,050,000	13,935,857
Insured: AGM
3.00%, due 4/1/50	2,550,000	2,710,652
Insured: AGM
4.00%, due 4/1/39	700,000	831,344

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
4.00%, due 4/1/50	$ 4,265,000	$ 4,970,776
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/44	600,000	701,394
4.00%, due 7/1/49	1,300,000	1,511,600
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series B
5.00%, due 7/1/46	6,000,000	7,135,043
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	3,106,390
Series A
4.00%, due 11/1/47	880,000	984,491
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	3,100,000	3,670,453
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
4.00%, due 12/1/37	1,000,000	1,119,223
Series A
5.00%, due 12/1/32	540,000	571,696
Series A
5.00%, due 12/1/42	1,000,000	1,048,989
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
Series A
4.00%, due 12/1/46	750,000	888,343
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	280,218
New York State Dormitory Authority, Catholic Health System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/45	3,490,000	4,007,392
Series A
5.00%, due 7/1/32	600,000	623,622
Series B
5.00%, due 7/1/32	390,000	405,354
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/32	800,000	975,832
5.00%, due 12/1/34	3,500,000	4,256,284
New York State Dormitory Authority, Maimonides Medical Center, Revenue Bonds
Insured: FHA 241
3.00%, due 2/1/50	14,000,000	14,838,418
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/38	8,500,000	10,324,712
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/36	5,750,000	6,645,325
Series A
4.00%, due 8/1/37	2,750,000	3,170,801

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds
Series B
5.00%, due 5/1/39	$ 1,500,000	$ 1,545,577
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (e)	5,000,000	5,930,725
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	750,000	813,513
Series A
4.00%, due 7/1/40	1,000,000	1,124,003
Series A
4.00%, due 7/1/50	9,830,000	11,614,567
Series A
4.00%, due 7/1/53	3,545,000	4,179,159
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	115,305
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	4,150,000	4,425,047
Series A, Insured: AGM
4.00%, due 12/1/32	1,000,000	1,190,166
Series A, Insured: AGM
4.00%, due 12/1/33	1,255,000	1,488,979
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,875,706
Series A, Insured: AGM
4.00%, due 12/1/36	1,650,000	1,945,599
Series A, Insured: AGM
4.00%, due 12/1/37	1,155,000	1,358,224
Series A, Insured: AGM
4.00%, due 12/1/38	1,000,000	1,173,391
Series A, Insured: AGM
4.00%, due 12/1/49	4,000,000	4,592,763
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	280,603
Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds
5.00%, due 11/1/46	2,500,000	2,907,855
		158,266,816
Housing 1.8%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	717,701
Series A
5.00%, due 5/1/30	350,000	416,498

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/31	$ 200,000	$ 237,385
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,409,515
New York City Housing Development Corp.
Series 2014-8SPR, Class D
3.00%, due 2/15/48	7,900,000	8,091,839
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	2,950,000	2,983,055
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series 2019A
4.00%, due 7/1/49	3,050,000	3,524,532
Series A
5.00%, due 7/1/43	1,500,000	1,857,786
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/22	325,000	337,770
Series A
5.00%, due 10/1/24	400,000	439,152
Series A
5.00%, due 10/1/25	250,000	280,753
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	220,430
5.00%, due 6/1/30	330,000	390,976
5.00%, due 6/1/31	320,000	377,569
5.00%, due 6/1/37	1,000,000	1,161,838
5.00%, due 6/1/42	1,000,000	1,149,974
		24,596,773
Multi-Family Housing 0.0% ‡
Rensselaer Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds
Series 2012A
5.00%, due 12/1/47	175,000	186,133
Other Revenue 33.4%
Battery Park City Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	4,355,000	5,238,518
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	4,034,017
5.25%, due 11/1/36	1,130,000	1,373,637
Build NYC Resource Corp., Bronx Charter School for Excellence Project, Revenue Bonds
Series A
5.50%, due 4/1/43	1,160,000	1,231,264

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(d)	$ 4,305,000	$ 4,865,542
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	2,084,017
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	750,000	795,371
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	397,136
5.625%, due 5/15/43	2,300,000	2,312,875
City of New York NY, Alvin Ailey Dance Foundation, Inc., Revenue Bonds
Series A
4.00%, due 7/1/46	1,515,000	1,681,609
City of New York NY, American Museum of Natural History (The), Revenue Bonds
Series A
5.00%, due 7/1/41	1,000,000	1,121,179
City of New York NY, Museum of Modern Art (The), Revenue Bonds
Series 2016-ONE-E
4.00%, due 4/1/30	1,200,000	1,402,641
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	591,950
Insured: AGM
3.25%, due 9/1/40	570,000	611,944
Insured: AGM
3.25%, due 9/1/42	610,000	652,477
Insured: AGM
3.25%, due 9/1/43	630,000	676,321
Insured: AGM
3.25%, due 9/1/44	650,000	697,155
Insured: AGM
3.375%, due 9/1/38	535,000	583,529
Insured: AGM
3.50%, due 9/1/37	515,000	570,108
Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds
5.00%, due 7/1/39	1,000,000	1,114,033
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (d)
5.00%, due 1/1/25	1,000,000	1,150,903
5.00%, due 1/1/26	1,000,000	1,189,616
Erie Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	4,036,466
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	4,205,584	3,942,735
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	4,000,000	4,518,374

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/42	$ 7,500,000	$ 9,036,364
Hudson Yards Infrastructure Corp., Revenue Bonds, Senior Lien
Series A
5.25%, due 2/15/47	1,295,000	1,299,629
Series A
5.75%, due 2/15/47	655,000	657,692
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	1,006,506
Series A
5.25%, due 7/1/56	2,500,000	2,777,672
Long Island Power Authority, Electric System, Revenue Bonds
Series A
4.00%, due 9/1/38	2,000,000	2,368,022
Series A
4.00%, due 9/1/39	4,750,000	5,774,715
Series A
4.00%, due 9/1/40	550,000	666,821
5.00%, due 9/1/37	2,000,000	2,552,745
5.00%, due 9/1/38	1,000,000	1,273,215
5.00%, due 9/1/39	1,000,000	1,271,526
5.00%, due 9/1/42	2,000,000	2,463,113
Series A
5.00%, due 9/1/44	2,000,000	2,255,107
Series B
5.00%, due 9/1/45	1,000,000	1,166,055
Series B
5.00%, due 9/1/46	245,000	293,992
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Green Bond, Revenue Bonds
Series B-2
5.25%, due 11/15/33	5,000,000	6,252,555
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/40	2,500,000	2,859,642
5.00%, due 1/1/50	2,400,000	2,722,288
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	760,038
Series A-3
5.125%, due 6/1/46	4,015,000	4,078,962
New York City Housing Development Corp., Capital Fund Grant Program, Revenue Bonds
Series A
5.00%, due 7/1/23	1,300,000	1,414,742
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series E-1-A
3.40%, due 11/1/47	3,000,000	3,177,032

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	$ 595,000	$ 633,511
Series L-2-A
4.00%, due 5/1/44	5,000,000	5,142,967
Series I-1-A
4.05%, due 11/1/41	1,000,000	1,096,150
Series I-1-A
4.15%, due 11/1/46	3,250,000	3,562,244
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	1,080,717
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Insured: AGM
3.00%, due 1/1/37	2,500,000	2,764,859
Insured: AGM
3.00%, due 1/1/39	3,250,000	3,573,061
Insured: AGM
3.00%, due 1/1/40	5,500,000	6,029,191
Series A, Insured: AGM
3.00%, due 1/1/46	3,000,000	3,237,762
New York City Industrial Development Agency, TRIPS Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,500,000	1,557,021
New York City Industrial Development Agency, United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., Revenue Bonds
Series B
5.00%, due 7/1/34	1,000,000	1,019,615
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	249,401
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	614,970
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	111,668
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	2,210,754
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	586,224
Series A
3.00%, due 3/1/49	14,980,000	15,579,122
Series A, Insured: AGM
3.00%, due 3/1/49	5,000,000	5,381,026
Series A, Insured: AGM
4.00%, due 3/1/45	6,500,000	7,676,445
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/42	7,000,000	8,310,727

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Transitional Finance Authority Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
3.00%, due 7/15/38	$ 3,000,000	$ 3,346,028
Series S-1, Insured: State Aid Withholding
3.00%, due 7/15/39	5,000,000	5,566,278
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/34	2,000,000	2,507,516
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/35	3,500,000	4,372,515
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/36	1,500,000	1,751,276
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/37	3,265,000	4,049,967
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/40	2,265,000	2,784,300
Series S-3, Insured: State Aid Withholding
4.00%, due 7/15/46	2,905,000	3,384,951
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	2,500,000	3,148,606
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	6,500,000	3,545,554
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds
5.00%, due 11/15/40	1,620,000	1,908,122
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds, Sub. Lien
Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,508,870
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	1,011,115
Series A
5.00%, due 6/1/45	245,000	247,194
Series A
6.25%, due 6/1/41 (a)	4,900,000	4,995,537
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S
(zero coupon), due 6/1/38	1,600,000	592,102
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	160,043
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds
5.375%, due 11/15/40 (a)	1,500,000	1,695,816
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
5.75%, due 11/15/51	1,500,000	1,522,458
New York Liberty Development Corp., 7 World Trade Center II LLC, Revenue Bonds
Class 2
5.00%, due 9/15/43	1,040,000	1,068,770

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Liberty Development Corp., 7 World Trade Center II LLC, Revenue Bonds
Class 3
5.00%, due 3/15/44	$ 1,500,000	$ 1,539,582
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	4,085,000	4,333,410
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	1,076,712
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/40	6,000,000	7,296,822
Series D
4.00%, due 2/15/47	15,500,000	18,307,884
New York State Urban Development Corp., Bidding Group 3, Revenue Bonds
Series A
4.00%, due 3/15/44	11,320,000	13,477,680
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (d)
5.00%, due 8/1/26	5,485,000	5,496,923
5.25%, due 8/1/31	1,640,000	1,998,781
5.375%, due 8/1/36	2,110,000	2,723,681
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.375%, due 10/1/45	4,000,000	4,821,253
5.00%, due 10/1/35	3,000,000	3,910,492
5.00%, due 10/1/40	3,000,000	3,863,863
New York Transportation Development Corp., New York State Thruway Serive Areas Project, Revenue Bonds (d)
4.00%, due 10/31/41	3,880,000	4,642,243
4.00%, due 10/31/46	5,075,000	6,032,200
4.00%, due 4/30/53	6,245,000	7,386,198
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds
4.00%, due 12/1/38 (d)	1,275,000	1,527,804
Series A
4.00%, due 12/1/42 (d)	1,350,000	1,601,873
Series C
4.00%, due 12/1/42	7,090,000	8,493,482
Series A
5.00%, due 12/1/32 (d)	1,000,000	1,317,207
Series A
5.00%, due 12/1/36 (d)	1,600,000	2,086,538
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	549,135
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax, Revenue Bonds
Series A, Insured: AGC
4.50%, due 7/1/36	400,000	407,536
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
4.75%, due 8/1/22	1,420,000	1,435,895

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series C, Insured: AGC
5.25%, due 8/1/23	$ 100,000	$ 107,690
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds (b)(c)
Series S, Insured: COMMWLTH GTD
5.00%, due 7/1/24	1,000,000	1,001,250
Series N, Insured: COMMWLTH GTD
5.00%, due 7/1/37	6,500,000	6,751,875
Series U, Insured: COMMWLTH GTD
5.25%, due 7/1/42	1,000,000	972,500
Series N, Insured: COMMWLTH GTD
5.50%, due 7/1/23	2,510,000	2,676,287
Series S, Insured: COMMWLTH GTD
5.75%, due 7/1/22	3,500,000	3,587,500
Series 2011-S, Insured: COMMWLTH GTD
5.875%, due 7/1/39	1,000,000	1,025,000
Puerto Rico Public Buildings Authority, Unrefunded, Government Facilities, Revenue Bonds (b)(c)
Series D, Insured: COMMWLTH GTD
5.25%, due 7/1/27	2,810,000	2,950,500
Series I, Insured: COMMWLTH GTD
5.25%, due 7/1/33	1,400,000	1,463,000
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
5.00%, due 7/1/58	21,900,000	25,590,807
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	1,961,721
Schenectady Metroplex Development Authority, General Resolution Bonds, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/33	1,000,000	1,102,420
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,788,871
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
4.00%, due 10/1/48	2,430,000	2,629,360
Series 213
4.25%, due 10/1/47	830,000	915,576
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	175,000	209,940
Series A
5.00%, due 12/1/34	165,000	195,527
Series A
5.00%, due 12/1/40	175,000	205,580
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series B
5.25%, due 6/1/37	840,000	863,191
Series B
6.00%, due 6/1/48	1,000,000	1,001,944

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds
Series C
6.625%, due 6/1/44	$ 5,600,000	$ 5,746,905
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2016-ZF0414
0.24%, due 11/15/23 (a)(e)	770,000	770,000
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
4.00%, due 11/15/39	795,000	869,714
Series D
5.00%, due 11/15/27	1,825,000	2,141,178
Series D
5.00%, due 11/15/28	200,000	233,588
Series B-1
5.00%, due 1/1/32	1,070,000	1,090,913
Series A
5.125%, due 1/1/42	3,100,000	3,162,181
Series A
5.25%, due 1/1/36	1,875,000	1,913,572
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,201,264
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	690,000	757,287
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 5/15/46	8,500,000	10,341,539
Series A-1
5.00%, due 5/15/51	10,000,000	13,145,389
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/22	500,000	516,355
Series A
5.00%, due 6/1/41	2,000,000	2,361,022
Series B
5.00%, due 6/1/48	8,390,000	9,309,052
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29	1,000,000	998,104
Series A
5.00%, due 10/1/32	1,000,000	991,500
Series A, Insured: AGM
5.00%, due 10/1/32	1,200,000	1,252,847
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
6.00%, due 10/1/39	650,000	651,488

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A
6.625%, due 10/1/29	$ 2,420,000	$ 2,439,713
Series A
6.75%, due 10/1/37	1,630,000	1,643,278
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 10/1/24	1,265,000	1,267,967
Series A
5.00%, due 10/1/25	410,000	410,962
Virgin Islands Public Finance Authority, United States Virgin Islands Federal Excise Tax, Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/32	1,415,000	1,477,315
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	314,004
5.00%, due 7/1/28	270,000	312,658
5.00%, due 7/1/29	100,000	115,567
5.00%, due 7/1/34	200,000	229,060
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	3,265,000	3,596,555
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	300,891
		453,475,904
Transportation 11.2%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	982,243
Series A
5.00%, due 12/15/43	1,750,000	2,179,687
Series A
5.00%, due 12/15/48	2,585,000	3,221,980
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series C, Insured: AGM
6.00%, due 10/1/34 (d)	1,000,000	1,105,218
Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System, Revenue Bonds
5.00%, due 1/1/42	1,500,000	1,815,584
Metropolitan Transportation Authority, Revenue Bonds
Series D
4.00%, due 11/15/42	1,230,000	1,420,483
Series B-1
5.00%, due 5/15/22	5,350,000	5,549,966
Series D
5.00%, due 11/15/29	550,000	691,895
Series B
5.00%, due 11/15/40	2,500,000	2,860,256

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Metropolitan Transportation Authority, Revenue Bonds
Series E
5.00%, due 11/15/42	$ 685,000	$ 728,495
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	10,500,000	12,411,481
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series E
4.00%, due 11/15/45	2,000,000	2,346,568
Series C, Insured: AGM
4.00%, due 11/15/48	1,240,000	1,464,564
Series A-1, Insured: AGM
4.00%, due 11/15/50	6,000,000	7,071,098
Series A-1
4.00%, due 11/15/50	3,300,000	3,872,027
Series A-1
4.00%, due 11/15/52	1,460,000	1,687,716
Series A-2
5.00%, due 11/15/27	590,000	719,548
Series C
5.00%, due 11/15/42	2,325,000	2,935,329
Series D
5.00%, due 11/15/45	2,000,000	2,546,313
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,205,000	7,766,343
New York State Bridge Authority, Revenue Bonds
Series A
4.00%, due 1/1/38	200,000	245,840
Series A
4.00%, due 1/1/39	275,000	337,172
Series A
4.00%, due 1/1/40	325,000	397,670
Series A
4.00%, due 1/1/41	200,000	244,078
Series A
4.00%, due 1/1/51	1,085,000	1,305,727
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	4,000,000	4,685,052
Series N
4.00%, due 1/1/47	5,500,000	6,511,406
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B, Insured: AGM
4.00%, due 1/1/50	13,500,000	15,996,980
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds (d)
Series A, Insured: AGM
4.00%, due 7/1/46	5,000,000	5,479,372

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York Transportation Development Corp., Laguardia Airport Terminal B Redevelopment Project, Revenue Bonds (d)
Series A
5.00%, due 7/1/41	$ 1,000,000	$ 1,126,093
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (d)	2,000,000	2,265,673
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (d)
Series A
5.00%, due 4/1/23	225,000	242,401
Series A
5.00%, due 4/1/24	490,000	549,842
Series A
5.00%, due 4/1/27	610,000	682,078
Series A
5.00%, due 4/1/29	325,000	363,218
Series A
5.00%, due 4/1/29	600,000	774,110
Series A
5.00%, due 4/1/30	375,000	481,024
Series A
5.00%, due 4/1/31	350,000	447,325
Series A
5.00%, due 4/1/32	400,000	510,659
Series A
5.00%, due 4/1/34	450,000	571,261
Series A
5.00%, due 4/1/35	400,000	506,843
Series A
5.00%, due 4/1/36	600,000	758,126
Series A
5.00%, due 4/1/38	375,000	471,720
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)	2,190,000	2,349,456
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (d)	625,000	744,787
Series B
5.00%, due 7/1/37 (d)	200,000	237,655
Series A
5.00%, due 7/1/48	1,235,000	1,465,172
Port Authority of New York & New Jersey, Consolidated 178th, Revenue Bonds
Series 178
5.00%, due 12/1/38 (d)	1,500,000	1,650,204
Port Authority of New York & New Jersey, Consolidated 1st, Revenue Bonds
Series 207
5.00%, due 9/15/48 (d)	2,500,000	3,024,708

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Port Authority of New York & New Jersey, Consolidated 214th, Revenue Bonds (d)
Series 214
4.00%, due 9/1/37	$ 2,955,000	$ 3,556,691
Series 214
4.00%, due 9/1/39	4,350,000	5,212,978
Series 214
4.00%, due 9/1/43	2,030,000	2,412,901
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (d)	5,500,000	6,520,585
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AGC
5.00%, due 7/1/23	340,000	349,482
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B
5.00%, due 11/15/45	2,000,000	2,352,007
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/44	1,105,000	1,308,350
Series A
4.00%, due 11/15/54	5,000,000	5,980,597
Series A
5.00%, due 11/15/49	5,000,000	6,312,556
		151,808,593
Utilities 2.5%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	1,230,000	1,346,183
5.50%, due 7/1/43	1,725,000	1,896,153
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,055,000	1,241,421
Series A
5.00%, due 10/1/34	2,000,000	2,093,490
Series A
5.00%, due 10/1/38	2,700,000	3,149,730
Series A
5.00%, due 10/1/40	1,250,000	1,453,756
Long Island Power Authority, Electric System, Revenue Bonds
Series A, Insured: AGM
(zero coupon), due 12/1/26	1,500,000	1,413,097
New York Power Authority, Green Bond, Revenue Bonds
Series A
4.00%, due 11/15/50	2,400,000	2,888,271
Series A
4.00%, due 11/15/60	10,000,000	11,899,167

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL
5.00%, due 7/1/23	$ 265,000	$ 269,470
Series TT, Insured: NATL
5.00%, due 7/1/26	215,000	220,697
Series XX-RSA-1
5.25%, due 7/1/40 (b)(c)	5,630,000	5,545,550
		33,416,985
Water & Sewer 5.7%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/45	3,000,000	3,636,840
Great Neck North Water Authority, Revenue Bonds
Series A
4.00%, due 1/1/32	250,000	285,327
Series A
4.00%, due 1/1/33	425,000	484,226
Series A
4.00%, due 1/1/34	250,000	284,101
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 7/1/35	4,000,000	4,379,585
5.00%, due 1/1/46	3,365,000	3,831,741
Series A
5.00%, due 1/1/50	9,975,000	12,363,082
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	2,271,304
5.00%, due 8/1/37	750,000	785,613
New York City Water & Sewer System, Revenue Bonds
Series FF-1
4.00%, due 6/15/49	3,000,000	3,531,493
New York City Water & Sewer System, Second General Resolution, Revenue Bonds
Series AA-2
3.00%, due 6/15/40	4,000,000	4,426,671
Series BB-1
3.00%, due 6/15/50	5,000,000	5,435,335
Series AA-1
3.50%, due 6/15/48	3,000,000	3,415,614
Series AA
4.00%, due 6/15/40	3,000,000	3,613,862
Series DD-3
4.00%, due 6/15/42	5,000,000	5,999,052
Series DD
5.00%, due 6/15/34	1,000,000	1,089,373
Series AA-1
5.00%, due 6/15/50	755,000	981,496

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	$ 770,000	$ 926,136
Onondaga County Water Authority, Revenue Bonds
Series A
4.00%, due 9/15/34	845,000	1,030,330
Series A
4.00%, due 9/15/35	600,000	728,842
Series A
4.00%, due 9/15/36	1,375,000	1,663,026
Series A
4.00%, due 9/15/37	1,945,000	2,339,521
Series A
4.00%, due 9/15/39	700,000	835,943
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/33	1,085,000	1,131,871
Series A
5.25%, due 7/1/24	3,000,000	3,136,419
Series A
5.25%, due 7/1/29	1,000,000	1,045,473
Saratoga County Water Authority, Revenue Bonds
4.00%, due 9/1/48	4,600,000	5,189,135
Upper Mohawk Valley Regional Water Finance Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
4.00%, due 4/1/46	2,675,000	3,147,593
		77,989,004
Total Long-Term Municipal Bonds (Cost $1,126,619,818)		1,222,897,239
Short-Term Municipal Notes 2.8%
Education 0.1%
Tender Option Bond Trust Receipts/Certificates, Revenue Bonds
Series 2021-XG0311
0.05%, due 7/1/51 (a)(f)	1,435,000	1,435,000
Other Revenue 1.5%
Albany Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds
0.60%, due 12/1/25 (f)	560,000	560,000
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series 2016-XFT910
0.15%, due 3/15/40 (a)(f)	8,000,000	8,000,000
New York State Environmental Facilities Corp., Waste Management, Inc., Revenue Bonds
(zero coupon), due 5/1/30 (d)(f)	10,000,000	10,000,000

	Principal Amount	Value
Short-Term Municipal Notes
Other Revenue
New York State Housing Finance Agency, Variable Housing, 160 Madison Avenue, Revenue Bonds
Series A
0.03%, due 11/1/46 (f)	$ 1,200,000	$ 1,200,000
		19,760,000
Transportation 0.7%
Triborough Bridge & Tunnel Authority, Revenue Bonds
0.049%, due 1/1/32 (f)	10,000,000	10,000,000
Utility 0.3%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
0.617%, due 7/1/29 (f)	5,000,000	4,671,770
Water & Sewer 0.2%
New York City Water & Sewer System, Revenue Bonds
Series A-1
0.02%, due 6/15/44 (f)	2,000,000	2,000,000
Total Short-Term Municipal Notes (Cost $37,917,255)		37,866,770
Total Municipal Bonds (Cost $1,164,537,073)		1,260,764,009

	Shares
Closed-End Funds 0.2%
New York 0.2%
BlackRock New York Municipal Income Trust	12,602	195,205
Eaton Vance New York Municipal Bond Fund	13,241	167,499
Nuveen New York Quality Municipal Income Fund	205,883	2,950,303
Total Closed-End Funds (Cost $3,194,013)		3,313,007
Short-Term Investment 4.9%
Unaffiliated Investment Company 4.9%
BlackRock Liquidity Funds MuniCash, 0.005% (g)	66,491,946	66,505,245
Total Short-Term Investment (Cost $66,505,245)		66,505,245
Total Investments (Cost $1,234,236,331)	97.8%	1,330,582,261
Other Assets, Less Liabilities	2.2	29,288,625
Net Assets	100.0%	$ 1,359,870,886

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2021.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(14)	September 2021	$ (2,188,812)	$ (2,306,062)	$ (117,250)

1.	As of July 31, 2021, cash in the amount of $49,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
COMMWLTH GTD—Commonwealth Guaranteed
FHA—Federal Housing Administration
NATL—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,222,897,239	$ —	$ 1,222,897,239
Short-Term Municipal Notes	—	37,866,770	—	37,866,770
Total Municipal Bonds	—	1,260,764,009	—	1,260,764,009
Closed-End Funds	3,313,007	—	—	3,313,007
Short-Term Investment
Unaffiliated Investment Company	66,505,245	—	—	66,505,245
Total Investments in Securities	$ 69,818,252	$ 1,260,764,009	$ —	$ 1,330,582,261
Liability Valuation Inputs
Other Financial Instruments (b)
Futures Contracts	$ (117,250)	$ —	$ —	$ (117,250)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay S&P 500 Index Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.0%
Aerospace & Defense 1.6%
Boeing Co. (The) (a)	20,942	$ 4,742,944
General Dynamics Corp.	8,720	1,709,382
Howmet Aerospace, Inc.	14,891	488,723
Huntington Ingalls Industries, Inc.	1,531	314,054
L3Harris Technologies, Inc.	7,809	1,770,613
Lockheed Martin Corp.	9,317	3,462,849
Northrop Grumman Corp.	5,703	2,070,303
Raytheon Technologies Corp.	57,718	5,018,580
Teledyne Technologies, Inc. (a)	1,769	800,950
Textron, Inc.	8,598	593,348
TransDigm Group, Inc. (a)	2,091	1,340,519
		22,312,265
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	5,066	451,735
Expeditors International of Washington, Inc.	6,442	826,187
FedEx Corp.	9,300	2,603,535
United Parcel Service, Inc., Class B	27,555	5,272,925
		9,154,382
Airlines 0.2%
Alaska Air Group, Inc. (a)	4,724	274,134
American Airlines Group, Inc. (a)	24,434	497,965
Delta Air Lines, Inc. (a)	24,367	972,243
Southwest Airlines Co. (a)	22,529	1,138,165
United Airlines Holdings, Inc. (a)	12,327	575,917
		3,458,424
Auto Components 0.2%
Aptiv plc (a)	10,303	1,719,056
BorgWarner, Inc.	9,137	447,530
		2,166,586
Automobiles 1.8%
Ford Motor Co. (a)	149,363	2,083,614
General Motors Co. (a)	48,632	2,764,243
Tesla, Inc. (a)	29,359	20,175,505
		25,023,362
Banks 4.0%
Bank of America Corp.	287,275	11,019,869
Citigroup, Inc.	78,744	5,324,669
Citizens Financial Group, Inc.	16,226	684,088
Comerica, Inc.	5,319	365,202
Fifth Third Bancorp	26,818	973,225
First Republic Bank	6,704	1,307,414
Huntington Bancshares, Inc.	56,209	791,423
JPMorgan Chase & Co.	115,319	17,503,118
KeyCorp	36,972	726,869

	Shares	Value
Common Stocks
Banks
M&T Bank Corp.	4,901	$ 655,999
People's United Financial, Inc.	16,291	255,769
PNC Financial Services Group, Inc. (The)	16,185	2,952,306
Regions Financial Corp.	36,620	704,935
SVB Financial Group (a)	2,160	1,187,914
Truist Financial Corp.	51,245	2,789,265
U.S. Bancorp	51,642	2,868,197
Wells Fargo & Co.	157,469	7,234,126
Zions Bancorp NA	6,246	325,729
		57,670,117
Beverages 1.4%
Brown-Forman Corp., Class B	6,948	492,752
Coca-Cola Co. (The)	147,829	8,430,688
Constellation Brands, Inc., Class A	6,438	1,444,301
Molson Coors Beverage Co., Class B	7,161	350,101
Monster Beverage Corp. (a)	14,095	1,329,441
PepsiCo, Inc.	52,633	8,260,749
		20,308,032
Biotechnology 1.9%
AbbVie, Inc.	67,284	7,825,129
Amgen, Inc.	21,888	5,286,827
Biogen, Inc. (a)	5,735	1,873,797
Gilead Sciences, Inc.	47,778	3,262,760
Incyte Corp. (a)	7,107	549,726
Moderna, Inc. (a)	11,614	4,106,710
Regeneron Pharmaceuticals, Inc. (a)	3,988	2,291,545
Vertex Pharmaceuticals, Inc. (a)	9,862	1,987,982
		27,184,476
Building Products 0.5%
Allegion plc	3,428	468,265
AO Smith Corp.	5,123	360,301
Carrier Global Corp.	31,118	1,719,270
Fortune Brands Home & Security, Inc.	5,275	514,154
Johnson Controls International plc	27,303	1,949,980
Masco Corp.	9,668	577,276
Trane Technologies plc	9,110	1,854,887
		7,444,133
Capital Markets 3.0%
Ameriprise Financial, Inc.	4,415	1,137,127
Bank of New York Mellon Corp. (The)	30,735	1,577,628
BlackRock, Inc.	5,404	4,686,187
Cboe Global Markets, Inc.	4,064	481,462
Charles Schwab Corp. (The)	57,137	3,882,459
CME Group, Inc.	13,680	2,901,938
Franklin Resources, Inc.	10,382	306,788

	Shares	Value
Common Stocks
Capital Markets
Goldman Sachs Group, Inc. (The)	12,961	$ 4,858,820
Intercontinental Exchange, Inc.	21,439	2,569,035
Invesco Ltd.	14,415	351,438
MarketAxess Holdings, Inc.	1,446	687,096
Moody's Corp.	6,133	2,306,008
Morgan Stanley	56,703	5,442,354
MSCI, Inc.	3,141	1,871,910
Nasdaq, Inc.	4,376	817,131
Northern Trust Corp.	7,924	894,223
Raymond James Financial, Inc.	4,661	603,506
S&P Global, Inc.	9,177	3,934,363
State Street Corp.	13,248	1,154,431
T. Rowe Price Group, Inc.	8,642	1,764,351
		42,228,255
Chemicals 1.8%
Air Products and Chemicals, Inc.	8,431	2,453,674
Albemarle Corp.	4,447	916,260
Celanese Corp.	4,291	668,409
CF Industries Holdings, Inc.	8,172	386,127
Corteva, Inc.	28,080	1,201,262
Dow, Inc.	28,457	1,768,887
DuPont de Nemours, Inc.	20,272	1,521,413
Eastman Chemical Co.	5,201	586,257
Ecolab, Inc.	9,477	2,092,806
FMC Corp.	4,920	526,194
International Flavors & Fragrances, Inc.	9,483	1,428,519
Linde plc	19,817	6,091,548
LyondellBasell Industries NV, Class A	9,808	974,229
Mosaic Co. (The)	13,166	411,174
PPG Industries, Inc.	9,032	1,476,913
Sherwin-Williams Co. (The)	9,118	2,653,611
		25,157,283
Commercial Services & Supplies 0.4%
Cintas Corp.	3,362	1,325,233
Copart, Inc. (a)	7,931	1,165,857
Republic Services, Inc.	8,021	949,366
Rollins, Inc.	8,424	322,892
Waste Management, Inc.	14,794	2,193,358
		5,956,706
Communications Equipment 0.8%
Arista Networks, Inc. (a)	2,090	795,015
Cisco Systems, Inc.	160,541	8,889,155
F5 Networks, Inc. (a)	2,271	468,984
Juniper Networks, Inc.	12,483	351,272

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	6,463	$ 1,447,195
		11,951,621
Construction & Engineering 0.0% ‡
Quanta Services, Inc.	5,308	482,497
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,376	863,201
Vulcan Materials Co.	5,054	909,669
		1,772,870
Consumer Finance 0.7%
American Express Co.	24,788	4,227,098
Capital One Financial Corp.	17,199	2,781,078
Discover Financial Services	11,615	1,443,977
Synchrony Financial	20,605	968,847
		9,421,000
Containers & Packaging 0.3%
Amcor plc	58,734	678,965
Avery Dennison Corp.	3,158	665,327
Ball Corp.	12,505	1,011,404
International Paper Co.	14,923	861,952
Packaging Corp. of America	3,619	512,089
Sealed Air Corp.	5,790	328,583
Westrock Co.	10,138	498,891
		4,557,211
Distributors 0.1%
Genuine Parts Co.	5,504	698,568
LKQ Corp. (a)	10,614	538,661
Pool Corp.	1,531	731,542
		1,968,771
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B (a)	72,204	20,093,651
Diversified Telecommunication Services 1.2%
AT&T, Inc.	271,999	7,629,572
Lumen Technologies, Inc.	37,896	472,563
Verizon Communications, Inc.	157,716	8,797,399
		16,899,534
Electric Utilities 1.6%
Alliant Energy Corp.	9,529	557,732
American Electric Power Co., Inc.	19,038	1,677,629
Duke Energy Corp.	29,303	3,080,038
Edison International	14,455	787,798
Entergy Corp.	7,644	786,721

	Shares	Value
Common Stocks
Electric Utilities
Evergy, Inc.	8,734	$ 569,631
Eversource Energy	13,084	1,128,757
Exelon Corp.	37,225	1,742,130
FirstEnergy Corp.	20,720	793,990
NextEra Energy, Inc.	74,722	5,820,844
NRG Energy, Inc.	9,309	383,903
Pinnacle West Capital Corp.	4,287	358,179
PPL Corp.	29,312	831,581
Southern Co. (The)	40,329	2,575,813
Xcel Energy, Inc.	20,503	1,399,330
		22,494,076
Electrical Equipment 0.6%
AMETEK, Inc.	8,797	1,223,223
Eaton Corp. plc	15,181	2,399,357
Emerson Electric Co.	22,846	2,304,933
Generac Holdings, Inc. (a)	2,398	1,005,625
Rockwell Automation, Inc.	4,418	1,358,182
		8,291,320
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	22,766	1,650,307
CDW Corp.	5,341	979,272
Corning, Inc.	29,513	1,235,414
IPG Photonics Corp. (a)	1,364	297,570
Keysight Technologies, Inc. (a)	7,018	1,154,812
TE Connectivity Ltd.	12,587	1,856,205
Trimble, Inc. (a)	9,547	816,269
Zebra Technologies Corp., Class A (a)	2,039	1,126,507
		9,116,356
Energy Equipment & Services 0.2%
Baker Hughes Co.	27,727	588,922
Halliburton Co.	33,894	700,928
NOV, Inc. (a)	14,882	205,520
Schlumberger NV	53,270	1,535,774
		3,031,144
Entertainment 1.8%
Activision Blizzard, Inc.	29,601	2,475,236
Electronic Arts, Inc.	10,902	1,569,452
Live Nation Entertainment, Inc. (a)	5,504	434,211
Netflix, Inc. (a)	16,891	8,742,275
Take-Two Interactive Software, Inc. (a)	4,406	764,088
Walt Disney Co. (The)	69,216	12,183,400
		26,168,662
Equity Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, Inc.	5,226	1,052,203

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
American Tower Corp.	17,322	$ 4,898,662
AvalonBay Communities, Inc.	5,318	1,211,600
Boston Properties, Inc.	5,411	635,143
Crown Castle International Corp.	16,464	3,179,034
Digital Realty Trust, Inc.	10,727	1,653,674
Duke Realty Corp.	14,285	726,821
Equinix, Inc.	3,413	2,800,059
Equity Residential	13,108	1,102,776
Essex Property Trust, Inc.	2,472	811,063
Extra Space Storage, Inc.	5,094	887,069
Federal Realty Investment Trust	2,695	316,743
Healthpeak Properties, Inc.	20,531	759,031
Host Hotels & Resorts, Inc. (a)	26,831	427,418
Iron Mountain, Inc.	10,971	480,091
Kimco Realty Corp.	19,248	410,560
Mid-America Apartment Communities, Inc.	4,361	842,109
Prologis, Inc.	28,182	3,608,423
Public Storage	5,799	1,812,072
Realty Income Corp.	14,231	1,000,297
Regency Centers Corp.	6,008	392,983
SBA Communications Corp.	4,166	1,420,564
Simon Property Group, Inc.	12,515	1,583,398
UDR, Inc.	11,290	620,837
Ventas, Inc.	14,291	854,316
Vornado Realty Trust	5,969	259,652
Welltower, Inc.	15,906	1,381,595
Weyerhaeuser Co.	28,542	962,722
		36,090,915
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	16,838	7,235,625
Kroger Co. (The)	28,842	1,173,869
Sysco Corp.	19,489	1,446,084
Walgreens Boots Alliance, Inc.	27,331	1,288,657
Walmart, Inc.	52,307	7,456,363
		18,600,598
Food Products 0.9%
Archer-Daniels-Midland Co.	21,284	1,271,081
Campbell Soup Co.	7,721	337,562
Conagra Brands, Inc.	18,284	612,331
General Mills, Inc.	23,258	1,368,966
Hershey Co. (The)	5,575	997,256
Hormel Foods Corp.	10,738	498,028
J M Smucker Co. (The)	4,168	546,467
Kellogg Co.	9,599	608,193
Kraft Heinz Co. (The)	24,696	950,055
Lamb Weston Holdings, Inc.	5,566	371,642

	Shares	Value
Common Stocks
Food Products
McCormick & Co., Inc. (Non-Voting)	9,486	$ 798,437
Mondelez International, Inc., Class A	53,513	3,385,232
Tyson Foods, Inc., Class A	11,214	801,352
		12,546,602
Gas Utilities 0.0% ‡
Atmos Energy Corp.	4,978	490,781
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	67,688	8,188,894
ABIOMED, Inc. (a)	1,723	563,662
Align Technology, Inc. (a)	2,743	1,908,579
Baxter International, Inc.	19,156	1,481,717
Becton Dickinson and Co.	11,079	2,833,454
Boston Scientific Corp. (a)	54,130	2,468,328
Cooper Cos., Inc. (The)	1,876	791,241
Danaher Corp.	24,183	7,194,201
Dentsply Sirona, Inc.	8,332	550,245
DexCom, Inc. (a)	3,684	1,899,139
Edwards Lifesciences Corp. (a)	23,681	2,658,666
Hologic, Inc. (a)	9,761	732,466
IDEXX Laboratories, Inc. (a)	3,249	2,204,544
Intuitive Surgical, Inc. (a)	4,511	4,472,476
Medtronic plc	51,253	6,730,031
ResMed, Inc.	5,544	1,506,859
STERIS plc	3,720	810,774
Stryker Corp.	12,486	3,382,957
Teleflex, Inc.	1,780	707,425
West Pharmaceutical Services, Inc.	2,812	1,157,785
Zimmer Biomet Holdings, Inc.	7,942	1,297,882
		53,541,325
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	5,634	688,306
Anthem, Inc.	9,327	3,581,661
Cardinal Health, Inc.	11,053	656,327
Centene Corp. (a)	22,199	1,523,073
Cigna Corp.	13,072	2,999,893
CVS Health Corp.	50,155	4,130,766
DaVita, Inc. (a)	2,670	321,067
HCA Healthcare, Inc.	10,012	2,484,978
Henry Schein, Inc. (a)	5,360	429,604
Humana, Inc.	4,915	2,093,102
Laboratory Corp. of America Holdings (a)	3,720	1,101,678
McKesson Corp.	6,026	1,228,280
Quest Diagnostics, Inc.	4,977	705,739
UnitedHealth Group, Inc.	35,950	14,819,309

	Shares	Value
Common Stocks
Health Care Providers & Services
Universal Health Services, Inc., Class B	2,963	$ 475,295
		37,239,078
Health Care Technology 0.1%
Cerner Corp.	11,479	922,797
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc. (a)	1,564	3,406,799
Caesars Entertainment, Inc. (a)	7,950	694,512
Carnival Corp. (a)	30,411	658,398
Chipotle Mexican Grill, Inc. (a)	1,072	1,997,608
Darden Restaurants, Inc.	4,985	727,212
Domino's Pizza, Inc.	1,479	777,200
Expedia Group, Inc. (a)	5,388	866,768
Hilton Worldwide Holdings, Inc. (a)	10,611	1,394,816
Las Vegas Sands Corp. (a)	12,494	529,121
Marriott International, Inc., Class A (a)	10,172	1,484,908
McDonald's Corp.	28,426	6,899,274
MGM Resorts International	15,510	582,090
Norwegian Cruise Line Holdings Ltd. (a)(b)	14,093	338,655
Penn National Gaming, Inc. (a)	5,655	386,689
Royal Caribbean Cruises Ltd. (a)	8,327	640,096
Starbucks Corp.	44,887	5,450,628
Wynn Resorts Ltd. (a)	4,002	393,517
Yum! Brands, Inc.	11,349	1,491,145
		28,719,436
Household Durables 0.4%
DR Horton, Inc.	12,497	1,192,589
Garmin Ltd.	5,709	897,455
Leggett & Platt, Inc.	5,058	242,936
Lennar Corp., Class A	10,505	1,104,601
Mohawk Industries, Inc. (a)	2,231	434,822
Newell Brands, Inc.	14,375	355,781
NVR, Inc. (a)	130	678,938
PulteGroup, Inc.	10,075	552,815
Whirlpool Corp.	2,388	529,037
		5,988,974
Household Products 1.4%
Church & Dwight Co., Inc.	9,343	808,917
Clorox Co. (The)	4,738	857,057
Colgate-Palmolive Co.	32,227	2,562,046
Kimberly-Clark Corp.	12,857	1,744,952
Procter & Gamble Co. (The)	93,266	13,265,223
		19,238,195

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	25,413	$ 602,288
Industrial Conglomerates 1.2%
3M Co.	22,083	4,371,109
General Electric Co.	334,424	4,330,791
Honeywell International, Inc.	26,454	6,184,681
Roper Technologies, Inc.	4,009	1,969,782
		16,856,363
Insurance 1.8%
Aflac, Inc.	24,080	1,324,400
Allstate Corp. (The)	11,403	1,482,960
American International Group, Inc.	32,691	1,547,919
Aon plc, Class A	8,597	2,235,478
Arthur J Gallagher & Co.	7,805	1,087,315
Assurant, Inc.	2,307	364,068
Chubb Ltd.	17,125	2,889,672
Cincinnati Financial Corp.	5,704	672,387
Everest Re Group Ltd.	1,524	385,313
Globe Life, Inc.	3,614	336,500
Hartford Financial Services Group, Inc. (The)	13,599	865,168
Lincoln National Corp.	6,817	420,064
Loews Corp.	8,522	457,035
Marsh & McLennan Cos., Inc.	19,373	2,852,093
MetLife, Inc.	28,347	1,635,622
Principal Financial Group, Inc.	9,644	599,182
Progressive Corp. (The)	22,281	2,120,260
Prudential Financial, Inc.	15,009	1,505,102
Travelers Cos., Inc. (The)	9,581	1,426,802
Unum Group	7,750	212,350
W R Berkley Corp.	5,329	389,923
Willis Towers Watson plc	4,913	1,012,471
		25,822,084
Interactive Media & Services 6.6%
Alphabet, Inc. (a)
Class A	11,457	30,871,230
Class C	10,848	29,337,548

Facebook, Inc., Class A (a)	91,278	32,522,351
Twitter, Inc. (a)	30,405	2,120,749
		94,851,878
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc. (a)	16,330	54,339,545
eBay, Inc.	24,655	1,681,718
Etsy, Inc. (a)	4,842	888,555
		56,909,818

	Shares	Value
Common Stocks
IT Services 5.1%
Accenture plc, Class A	24,215	$ 7,692,621
Akamai Technologies, Inc. (a)	6,209	744,583
Automatic Data Processing, Inc.	16,210	3,398,102
Broadridge Financial Solutions, Inc.	4,424	767,520
Cognizant Technology Solutions Corp., Class A	20,092	1,477,365
DXC Technology Co. (a)	9,684	387,166
Fidelity National Information Services, Inc.	23,627	3,521,604
Fiserv, Inc. (a)	22,689	2,611,731
FleetCor Technologies, Inc. (a)	3,173	819,332
Gartner, Inc. (a)	3,279	868,050
Global Payments, Inc.	11,246	2,175,089
International Business Machines Corp.	34,039	4,798,137
Jack Henry & Associates, Inc.	2,830	492,675
Mastercard, Inc., Class A	33,325	12,861,451
Paychex, Inc.	12,209	1,389,628
PayPal Holdings, Inc. (a)	44,751	12,330,243
VeriSign, Inc. (a)	3,775	816,797
Visa, Inc., Class A	64,450	15,879,835
Western Union Co. (The)	15,631	362,796
		73,394,725
Leisure Products 0.0% ‡
Hasbro, Inc.	4,874	484,671
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	11,560	1,771,339
Bio-Rad Laboratories, Inc., Class A (a)	820	606,398
Charles River Laboratories International, Inc. (a)	1,914	778,845
Illumina, Inc. (a)	5,562	2,757,361
IQVIA Holdings, Inc. (a)	7,301	1,808,458
Mettler-Toledo International, Inc. (a)	886	1,305,707
PerkinElmer, Inc.	4,263	776,846
Thermo Fisher Scientific, Inc.	14,972	8,085,030
Waters Corp. (a)	2,350	916,054
		18,806,038
Machinery 1.6%
Caterpillar, Inc.	20,868	4,314,459
Cummins, Inc.	5,570	1,292,797
Deere & Co.	11,883	4,296,774
Dover Corp.	5,483	916,319
Fortive Corp.	12,896	937,023
IDEX Corp.	2,887	654,454
Illinois Tool Works, Inc.	10,951	2,482,263
Ingersoll Rand, Inc. (a)	14,221	694,980
Otis Worldwide Corp.	15,367	1,376,115
PACCAR, Inc.	13,225	1,097,543
Parker-Hannifin Corp.	4,916	1,533,940

	Shares	Value
Common Stocks
Machinery
Pentair plc	6,317	$ 465,373
Snap-on, Inc.	2,061	449,257
Stanley Black & Decker, Inc.	6,152	1,212,252
Westinghouse Air Brake Technologies Corp.	6,753	573,127
Xylem, Inc.	6,860	863,331
		23,160,007
Media 1.3%
Charter Communications, Inc., Class A (a)	5,247	3,904,030
Comcast Corp., Class A	174,660	10,275,248
Discovery, Inc. (a)
Class A (b)	6,425	186,389
Class C	11,445	310,274

DISH Network Corp., Class A (a)	9,465	396,489
Fox Corp.
Class A	12,455	444,145
Class B	5,789	192,426

Interpublic Group of Cos., Inc. (The)	14,986	529,905
News Corp.
Class A	14,877	366,421
Class B	4,632	108,898

Omnicom Group, Inc.	8,180	595,668
ViacomCBS, Inc.	23,070	944,255
		18,254,148
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	55,829	2,127,085
Newmont Corp.	30,520	1,917,266
Nucor Corp.	11,400	1,185,828
		5,230,179
Multiline Retail 0.6%
Dollar General Corp.	8,998	2,093,295
Dollar Tree, Inc. (a)	8,836	881,744
Target Corp.	18,847	4,920,009
		7,895,048
Multi-Utilities 0.7%
Ameren Corp.	9,735	816,961
CenterPoint Energy, Inc.	22,114	563,022
CMS Energy Corp.	11,027	681,358
Consolidated Edison, Inc.	13,059	963,362
Dominion Energy, Inc.	30,725	2,300,381
DTE Energy Co.	7,371	864,766
NiSource, Inc.	14,906	369,222
Public Service Enterprise Group, Inc.	19,242	1,197,430
Sempra Energy	12,003	1,568,192
WEC Energy Group, Inc.	12,017	1,131,280
		10,455,974

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 2.3%
APA Corp.	14,373	$ 269,494
Cabot Oil & Gas Corp.	15,196	243,136
Chevron Corp.	73,629	7,496,169
ConocoPhillips	51,406	2,881,820
Devon Energy Corp.	22,692	586,361
Diamondback Energy, Inc.	6,895	531,811
EOG Resources, Inc.	22,233	1,619,896
Exxon Mobil Corp.	161,277	9,284,717
Hess Corp.	10,457	799,333
Kinder Morgan, Inc.	74,192	1,289,457
Marathon Oil Corp.	30,026	348,001
Marathon Petroleum Corp.	18,917	1,044,597
Occidental Petroleum Corp.	32,003	835,278
ONEOK, Inc.	16,973	882,087
Phillips 66	16,680	1,224,813
Pioneer Natural Resources Co.	8,829	1,283,472
Valero Energy Corp.	15,572	1,042,857
Williams Cos., Inc. (The)	46,277	1,159,239
		32,822,538
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	8,834	2,949,054
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	85,102	5,775,873
Catalent, Inc. (a)	6,489	777,447
Eli Lilly and Co.	30,323	7,383,651
Johnson & Johnson	100,320	17,275,104
Merck & Co., Inc.	96,459	7,414,803
Organon & Co. (a)	9,625	279,221
Perrigo Co. plc	5,063	243,176
Pfizer, Inc.	213,245	9,129,019
Viatris, Inc.	46,044	647,839
Zoetis, Inc.	18,086	3,666,032
		52,592,165
Professional Services 0.4%
Equifax, Inc.	4,633	1,207,360
IHS Markit Ltd.	14,271	1,667,424
Jacobs Engineering Group, Inc.	4,961	670,975
Leidos Holdings, Inc.	5,073	539,869
Nielsen Holdings plc	13,611	322,445
Robert Half International, Inc.	4,302	422,499
Verisk Analytics, Inc.	6,175	1,172,879
		6,003,451
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	12,787	1,233,434

	Shares	Value
Common Stocks
Road & Rail 0.9%
CSX Corp.	86,559	$ 2,797,587
JB Hunt Transport Services, Inc.	3,176	534,997
Kansas City Southern	3,464	927,659
Norfolk Southern Corp.	9,533	2,457,893
Old Dominion Freight Line, Inc.	3,623	975,131
Union Pacific Corp.	25,307	5,536,159
		13,229,426
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. (a)	46,286	4,915,110
Analog Devices, Inc.	14,050	2,352,251
Applied Materials, Inc.	34,958	4,891,673
Broadcom, Inc.	15,554	7,549,912
Enphase Energy, Inc. (a)	5,169	980,042
Intel Corp.	153,828	8,263,640
KLA Corp.	5,839	2,032,906
Lam Research Corp.	5,433	3,463,049
Maxim Integrated Products, Inc.	10,223	1,021,380
Microchip Technology, Inc.	10,420	1,491,310
Micron Technology, Inc. (a)	42,720	3,314,218
Monolithic Power Systems, Inc.	1,638	735,888
NVIDIA Corp.	94,932	18,510,791
NXP Semiconductors NV	10,505	2,168,127
Qorvo, Inc. (a)	4,289	813,151
QUALCOMM, Inc.	42,971	6,437,056
Skyworks Solutions, Inc.	6,289	1,160,383
Teradyne, Inc.	6,340	805,180
Texas Instruments, Inc.	35,182	6,706,393
Xilinx, Inc.	9,365	1,403,252
		79,015,712
Software 9.0%
Adobe, Inc. (a)	18,209	11,319,261
ANSYS, Inc. (a)	3,320	1,223,287
Autodesk, Inc. (a)	8,381	2,691,390
Cadence Design Systems, Inc. (a)	10,600	1,565,090
Citrix Systems, Inc.	4,730	476,547
Fortinet, Inc. (a)	5,164	1,405,847
Intuit, Inc.	10,410	5,516,988
Microsoft Corp.	286,916	81,745,238
NortonLifeLock, Inc.	22,135	549,391
Oracle Corp.	69,205	6,030,524
Paycom Software, Inc. (a)	1,869	747,600
PTC, Inc. (a)	4,008	542,884
salesforce.com, Inc. (a)	35,923	8,690,851
ServiceNow, Inc. (a)	7,522	4,422,109
Synopsys, Inc. (a)	5,812	1,673,798

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	1,552	$ 764,577
		129,365,382
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,493	528,665
AutoZone, Inc. (a)	824	1,337,822
Best Buy Co., Inc.	8,492	954,076
CarMax, Inc. (a)	6,215	832,499
Gap, Inc. (The)	7,912	230,793
Home Depot, Inc. (The)	40,505	13,293,336
L Brands, Inc.	10,078	806,945
Lowe's Cos., Inc.	26,929	5,188,949
O'Reilly Automotive, Inc. (a)	2,658	1,605,007
Ross Stores, Inc.	13,585	1,666,744
TJX Cos., Inc. (The)	45,943	3,161,338
Tractor Supply Co.	4,391	794,464
Ulta Beauty, Inc. (a)	2,086	700,479
		31,101,117
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc. (c)	597,574	87,162,144
Hewlett Packard Enterprise Co.	49,749	721,360
HP, Inc.	45,762	1,321,149
NetApp, Inc.	8,467	673,889
Seagate Technology Holdings plc	7,585	666,721
Western Digital Corp. (a)	11,674	757,993
		91,303,256
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	13,268	242,274
NIKE, Inc., Class B	48,570	8,135,961
PVH Corp. (a)	2,705	282,997
Ralph Lauren Corp.	1,835	208,309
Tapestry, Inc. (a)	10,623	449,353
Under Armour, Inc. (a)
Class A	7,174	146,708
Class C	7,413	129,876

VF Corp.	12,250	982,450
		10,577,928
Tobacco 0.7%
Altria Group, Inc.	70,500	3,386,820
Philip Morris International, Inc.	59,373	5,942,644
		9,329,464
Trading Companies & Distributors 0.2%
Fastenal Co.	21,880	1,198,368
United Rentals, Inc. (a)	2,757	908,569

	Shares	Value
Common Stocks
Trading Companies & Distributors
WW Grainger, Inc.	1,668	$ 741,559
		2,848,496
Water Utilities 0.1%
American Water Works Co., Inc.	6,913	1,175,970
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (a)	22,325	3,215,246
Total Common Stocks (d) (Cost $338,846,568)		1,417,177,295

Short-Term Investments 1.0%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (e)	30,227	30,227
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (e)(f)	198,019	198,019

	Principal Amount
U.S. Treasury Debt 1.0%
U.S. Treasury Bills (g)
0.033%, due 9/16/21 (c)	$ 600,000	599,968
0.038%, due 9/30/21 (c)	2,000,000	1,999,844
0.043%, due 9/23/21	10,800,000	10,799,298
Total U.S. Treasury Debt (Cost $13,399,167)		13,399,110
Total Short-Term Investments (Cost $13,627,413)		13,627,356
Total Investments (Cost $352,473,981)	100.0%	1,430,804,651
Other Assets, Less Liabilities	0.0‡	615,693
Net Assets	100.0%	$ 1,431,420,344

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $491,162; the total market value of collateral held by the Fund was $526,591. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $328,572. The Fund received cash collateral with a value of $198,019.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.88% of the Fund’s net assets.
(e)	Current yield as of July 31, 2021.

(f)	Represents a security purchased with cash collateral received for securities on loan.
(g)	Interest rate shown represents yield to maturity.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	57	September 2021	$ 12,247,555	$ 12,510,075	$ 262,520

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,417,177,295	$ —	$ —	$ 1,417,177,295
Short-Term Investments
Affiliated Investment Company	30,227	—	—	30,227
Unaffiliated Investment Company	198,019	—	—	198,019
U.S. Treasury Debt	—	13,399,110	—	13,399,110
Total Short-Term Investments	228,246	13,399,110	—	13,627,356
Total Investments in Securities	1,417,405,541	13,399,110	—	1,430,804,651
Other Financial Instruments
Futures Contracts (b)	262,520	—	—	262,520
Total Investments in Securities and Other Financial Instruments	$ 1,417,668,061	$ 13,399,110	$ —	$ 1,431,067,171

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.1%
Convertible Bonds 1.8%
Investment Companies 0.5%
Ares Capital Corp.
3.75%, due 2/1/22	$ 2,435,000	$ 2,567,403
4.625%, due 3/1/24	4,500,000	4,891,050
		7,458,453
Media 1.3%
DISH Network Corp.
2.375%, due 3/15/24	21,650,000	21,000,500
Total Convertible Bonds (Cost $26,949,668)		28,458,953
Corporate Bonds 74.4%
Advertising 0.3%
Outfront Media Capital LLC
6.25%, due 6/15/25 (a)	4,000,000	4,243,840
Aerospace & Defense 1.0%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (a)	3,600,000	3,717,000
Spirit AeroSystems, Inc.
5.50%, due 1/15/25 (a)	2,125,000	2,231,250
TransDigm UK Holdings plc
6.875%, due 5/15/26	1,500,000	1,581,750
TransDigm, Inc. (a)
6.25%, due 3/15/26	4,150,000	4,352,313
8.00%, due 12/15/25	3,875,000	4,160,781
		16,043,094
Airlines 1.1%
American Airlines, Inc.
5.50%, due 4/20/26 (a)	2,200,000	2,301,750
Delta Air Lines, Inc.
4.50%, due 10/20/25 (a)	2,000,000	2,150,000
7.00%, due 5/1/25 (a)	4,125,000	4,852,031
7.375%, due 1/15/26	1,000,000	1,177,211
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (a)	987,350	1,108,301
United Airlines, Inc.
4.375%, due 4/15/26 (a)	5,800,000	5,967,504
		17,556,797
Apparel 0.0% ‡
Levi Strauss & Co.
5.00%, due 5/1/25	300,000	305,625

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers 2.7%
Ford Motor Co.
8.50%, due 4/21/23	$ 1,800,000	$ 1,998,414
9.00%, due 4/22/25	3,290,000	4,049,825
Ford Motor Credit Co. LLC
2.979%, due 8/3/22	1,797,000	1,819,463
3.087%, due 1/9/23	2,400,000	2,442,744
3.096%, due 5/4/23	1,065,000	1,086,300
3.219%, due 1/9/22	700,000	705,716
3.339%, due 3/28/22	2,000,000	2,022,000
3.37%, due 11/17/23	4,000,000	4,145,000
3.375%, due 11/13/25	7,000,000	7,307,955
3.664%, due 9/8/24	1,150,000	1,201,750
4.14%, due 2/15/23	1,100,000	1,139,930
5.125%, due 6/16/25	3,000,000	3,303,750
5.584%, due 3/18/24	840,000	915,432
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (a)	9,115,000	9,604,931
		41,743,210
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (a)	5,635,000	5,761,787
Adient US LLC
9.00%, due 4/15/25 (a)	2,045,000	2,235,594
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25	1,714,000	1,771,848
Exide Global Holding Netherlands CV
10.75%, due 10/26/24 (b)(c)(d)	1,610,000	1,577,800
IHO Verwaltungs GmbH (a)(e)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	3,860,000	3,965,957
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	9,835,000	10,246,727
Meritor, Inc.
6.25%, due 6/1/25 (a)	1,335,000	1,421,775
		26,981,488
Building Materials 0.7%
Koppers, Inc.
6.00%, due 2/15/25 (a)	5,475,000	5,611,875
Patrick Industries, Inc.
7.50%, due 10/15/27 (a)	2,500,000	2,718,750
Summit Materials LLC (a)
5.125%, due 6/1/25	1,690,000	1,706,359
6.50%, due 3/15/27	1,000,000	1,048,960
		11,085,944
Chemicals 1.1%
GPD Cos., Inc.
10.125%, due 4/1/26 (a)	4,685,000	5,071,512

	Principal Amount	Value
Corporate Bonds
Chemicals
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (a)(e)	$ 3,000,000	$ 3,059,850
NOVA Chemicals Corp.
4.875%, due 6/1/24 (a)	2,150,000	2,273,217
Olin Corp.
9.50%, due 6/1/25 (a)	1,000,000	1,248,750
TPC Group, Inc. (a)
10.50%, due 8/1/24	2,985,000	2,940,195
10.875%, due 8/1/24	2,600,000	2,743,000
TPC Group, Inc. Escrow Claim Shares
(zero coupon), due 12/31/49 (b)(c)(d)(f)	26,000	—
		17,336,524
Coal 0.1%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (a)	1,500,000	1,627,500
Natural Resource Partners LP
9.125%, due 6/30/25 (a)	295,000	292,788
		1,920,288
Commercial Services 1.7%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	4,175,000	4,420,281
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (a)	5,000,000	5,175,000
Ashtead Capital, Inc.
5.25%, due 8/1/26 (a)	2,540,000	2,641,600
Graham Holdings Co.
5.75%, due 6/1/26 (a)	2,920,000	3,038,640
IHS Markit Ltd.
5.00%, due 11/1/22 (a)	1,630,000	1,699,055
Jaguar Holding Co. II
4.625%, due 6/15/25 (a)	3,600,000	3,766,500
Legends Hospitality Holding Co. LLC
5.00%, due 2/1/26 (a)	2,000,000	2,070,000
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (a)	4,185,000	4,279,162
		27,090,238
Distribution & Wholesale 0.6%
Avient Corp.
5.25%, due 3/15/23	1,750,000	1,859,375
5.75%, due 5/15/25 (a)	3,665,000	3,848,250
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (a)	3,500,000	3,801,875
		9,509,500

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services 1.7%
Credit Acceptance Corp.
5.125%, due 12/31/24 (a)	$ 10,090,000	$ 10,430,537
Enact Holdings, Inc.
6.50%, due 8/15/25 (a)	3,260,000	3,534,892
Oxford Finance LLC
6.375%, due 12/15/22 (a)	7,750,000	7,804,638
PRA Group, Inc.
7.375%, due 9/1/25 (a)	2,650,000	2,855,375
StoneX Group, Inc.
8.625%, due 6/15/25 (a)	1,920,000	2,085,446
		26,710,888
Electric 1.5%
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,913,530
Keystone Power LLC
9.00%, due 12/1/23 (c)	270,236	264,831
NextEra Energy Operating Partners LP (a)
3.875%, due 10/15/26	3,500,000	3,683,750
4.25%, due 7/15/24	4,030,000	4,237,343
NRG Energy, Inc.
6.625%, due 1/15/27	1,230,000	1,273,296
7.25%, due 5/15/26	1,000,000	1,040,200
Pacific Gas and Electric Co.
1.75%, due 6/16/22	2,000,000	1,997,255
Vistra Operations Co. LLC (a)
3.55%, due 7/15/24	4,650,000	4,942,557
5.625%, due 2/15/27	1,500,000	1,556,250
		22,909,012
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (a)	2,600,000	2,794,974
Energy-Alternate Sources 0.2%
TerraForm Power Operating LLC
4.25%, due 1/31/23 (a)	2,520,000	2,586,150
Engineering & Construction 0.1%
PowerTeam Services LLC
9.033%, due 12/4/25 (a)	2,000,000	2,202,680
Entertainment 1.9%
Churchill Downs, Inc.
5.50%, due 4/1/27 (a)	7,625,000	7,928,323
International Game Technology plc (a)
4.125%, due 4/15/26	3,750,000	3,905,700

	Principal Amount	Value
Corporate Bonds
Entertainment
International Game Technology plc (a)
6.50%, due 2/15/25	$ 3,000,000	$ 3,347,385
Jacobs Entertainment, Inc.
7.875%, due 2/1/24 (a)	1,000,000	1,041,250
Live Nation Entertainment, Inc. (a)
4.875%, due 11/1/24	2,875,000	2,921,719
6.50%, due 5/15/27	1,000,000	1,103,750
Powdr Corp.
6.00%, due 8/1/25 (a)	2,980,000	3,120,000
Vail Resorts, Inc.
6.25%, due 5/15/25 (a)	5,667,000	6,019,204
		29,387,331
Environmental Control 0.1%
Covanta Holding Corp.
5.875%, due 7/1/25	1,665,000	1,725,356
Food 0.4%
B&G Foods, Inc.
5.25%, due 4/1/25	4,300,000	4,397,137
Lamb Weston Holdings, Inc. (a)
4.625%, due 11/1/24	1,880,000	1,929,181
4.875%, due 11/1/26	205,000	211,519
		6,537,837
Food Service 0.8%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	12,185,000	12,857,003
Forest Products & Paper 0.1%
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,631,000	2,028,556
Gas 1.0%
AmeriGas Partners LP
5.625%, due 5/20/24	7,500,000	8,184,375
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (a)	6,800,000	6,919,000
		15,103,375
Healthcare-Services 5.4%
Centene Corp.
5.375%, due 6/1/26 (a)	1,000,000	1,041,700
Encompass Health Corp.
5.125%, due 3/15/23	2,893,000	2,907,465
5.75%, due 9/15/25	3,400,000	3,489,250

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
HCA, Inc.
5.375%, due 2/1/25	$ 13,100,000	$ 14,847,540
5.875%, due 5/1/23	9,255,000	10,018,537
5.875%, due 2/15/26	2,000,000	2,325,000
7.50%, due 12/15/23	11,610,000	13,235,400
7.58%, due 9/15/25	5,623,000	6,803,830
8.36%, due 4/15/24	10,000,000	11,750,000
Indigo Merger Sub, Inc.
2.875%, due 7/15/26 (a)	3,500,000	3,574,935
IQVIA, Inc.
5.00%, due 10/15/26 (a)	2,875,000	2,954,063
ModivCare, Inc.
5.875%, due 11/15/25 (a)	5,675,000	6,022,594
Molina Healthcare, Inc.
5.375%, due 11/15/22 (g)	1,750,000	1,823,500
Tenet Healthcare Corp.
7.50%, due 4/1/25 (a)	3,500,000	3,762,500
		84,556,314
Holding Companies-Diversified 0.8%
Stena International SA
6.125%, due 2/1/25 (a)	12,220,000	12,678,250
Home Builders 1.1%
Adams Homes, Inc.
7.50%, due 2/15/25 (a)	5,165,000	5,410,337
Century Communities, Inc.
5.875%, due 7/15/25	3,100,000	3,185,870
6.75%, due 6/1/27	1,000,000	1,061,990
Meritage Homes Corp.
5.125%, due 6/6/27	1,000,000	1,124,000
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (a)	3,704,000	3,926,240
STL Holding Co. LLC
7.50%, due 2/15/26 (a)	1,600,000	1,684,000
		16,392,437
Household Products & Wares 0.1%
Spectrum Brands, Inc.
5.75%, due 7/15/25	1,000,000	1,027,050
Housewares 0.3%
Newell Brands, Inc.
4.35%, due 4/1/23 (g)	2,250,000	2,351,250
4.875%, due 6/1/25	1,750,000	1,938,125
		4,289,375

	Principal Amount	Value
Corporate Bonds
Insurance 0.8%
MGIC Investment Corp.
5.75%, due 8/15/23	$ 4,000,000	$ 4,310,000
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	6,485,000	7,392,900
		11,702,900
Internet 1.5%
Netflix, Inc.
3.625%, due 6/15/25 (a)	1,000,000	1,073,700
5.50%, due 2/15/22	6,300,000	6,465,375
5.75%, due 3/1/24	4,980,000	5,545,230
5.875%, due 2/15/25	665,000	765,694
NortonLifeLock, Inc.
5.00%, due 4/15/25 (a)	4,555,000	4,617,859
Uber Technologies, Inc.
7.50%, due 5/15/25 (a)	4,800,000	5,140,560
		23,608,418
Investment Companies 2.4%
ARES Capital Corp.
3.875%, due 1/15/26	1,000,000	1,079,323
FS Energy and Power Fund
7.50%, due 8/15/23 (a)	19,344,000	20,063,881
Icahn Enterprises LP
4.75%, due 9/15/24	12,500,000	13,027,765
6.75%, due 2/1/24	2,950,000	3,012,688
		37,183,657
Iron & Steel 0.6%
Allegheny Technologies, Inc.
7.875%, due 8/15/23 (g)	3,000,000	3,280,020
Mineral Resources Ltd.
8.125%, due 5/1/27 (a)	5,000,000	5,470,900
		8,750,920
Leisure Time 2.4%
Carlson Travel, Inc. (a)
6.75%, due 12/15/25 (f)(h)	10,000,000	9,100,000
10.50%, due 3/31/25 (g)	4,597,006	4,792,379
Carnival Corp. (a)
5.75%, due 3/1/27	8,000,000	8,130,000
7.625%, due 3/1/26	1,410,000	1,489,312
10.50%, due 2/1/26	11,000,000	12,594,780
11.50%, due 4/1/23	1,171,000	1,320,303
		37,426,774
Lodging 2.1%
Boyd Gaming Corp.
8.625%, due 6/1/25 (a)	7,190,000	7,837,028

	Principal Amount	Value
Corporate Bonds
Lodging
Genting New York LLC
3.30%, due 2/15/26 (a)	$ 2,985,000	$ 3,001,835
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	3,150,000	3,292,097
Hyatt Hotels Corp.
5.375%, due 4/23/25	5,070,000	5,742,366
Marriott International, Inc.
3.75%, due 10/1/25	1,000,000	1,085,187
Series Z
4.15%, due 12/1/23	1,500,000	1,610,031
Series EE
5.75%, due 5/1/25	8,845,000	10,206,358
		32,774,902
Machinery-Diversified 0.2%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(h)(i)	3,425,000	256,875
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (a)	2,500,000	2,681,250
		2,938,125
Media 3.5%
CCO Holdings LLC (a)
5.50%, due 5/1/26	8,800,000	9,096,736
5.75%, due 2/15/26	1,052,000	1,087,768
CSC Holdings LLC
5.25%, due 6/1/24	9,250,000	9,994,625
5.875%, due 9/15/22	3,250,000	3,396,835
DISH DBS Corp.
5.875%, due 7/15/22	3,550,000	3,674,250
5.875%, due 11/15/24	2,292,000	2,469,355
Meredith Corp.
6.50%, due 7/1/25 (a)	2,500,000	2,693,750
6.875%, due 2/1/26	4,060,000	4,222,400
Quebecor Media, Inc.
5.75%, due 1/15/23	6,920,000	7,418,863
Sirius XM Radio, Inc. (a)
3.875%, due 8/1/22	1,000,000	1,000,000
4.625%, due 7/15/24	5,000,000	5,118,750
5.375%, due 7/15/26	536,000	553,431
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (b)(c)(d)(i)	3,000,000	3,000,000
Townsquare Media, Inc.
6.875%, due 2/1/26 (a)	485,000	517,131
		54,243,894
Metal Fabricate & Hardware 1.5%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (a)	1,000,000	1,043,700

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware
Grinding Media, Inc.
7.375%, due 12/15/23 (a)	$ 21,546,000	$ 21,815,971
		22,859,671
Mining 2.5%
Arconic Corp.
6.00%, due 5/15/25 (a)	3,000,000	3,172,500
Century Aluminum Co.
7.50%, due 4/1/28 (a)	710,000	757,925
Compass Minerals International, Inc. (a)
4.875%, due 7/15/24	12,860,000	13,326,175
6.75%, due 12/1/27	1,000,000	1,069,680
First Quantum Minerals Ltd. (a)
7.25%, due 4/1/23	3,856,000	3,928,300
7.50%, due 4/1/25	2,500,000	2,591,000
Hudbay Minerals, Inc.
4.50%, due 4/1/26 (a)	3,040,000	3,093,200
Novelis Corp. (a)
3.25%, due 11/15/26 (j)	4,000,000	4,060,000
5.875%, due 9/30/26	5,875,000	6,096,311
		38,095,091
Miscellaneous—Manufacturing 0.7%
Amsted Industries, Inc.
5.625%, due 7/1/27 (a)	1,500,000	1,575,000
FXI Holdings, Inc.
7.875%, due 11/1/24 (a)	1,965,000	2,014,125
Hillenbrand, Inc.
5.00%, due 9/15/26 (g)	3,770,000	4,192,240
5.75%, due 6/15/25	3,515,000	3,747,869
		11,529,234
Oil & Gas 7.2%
Apache Corp.
4.625%, due 11/15/25	1,950,000	2,096,250
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	2,131,720
California Resources Corp.
7.125%, due 2/1/26 (a)	4,520,000	4,622,016
Callon Petroleum Co.
9.00%, due 4/1/25 (a)	5,880,000	6,335,700
Centennial Resource Production LLC
5.375%, due 1/15/26 (a)	4,930,000	4,746,900
Chesapeake Energy Corp.
5.50%, due 2/1/26 (a)	1,000,000	1,042,500
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	4,998,507
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (a)	3,000,000	3,217,620

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	$ 2,615,000	$ 2,614,163
Endeavor Energy Resources LP
6.625%, due 7/15/25 (a)	900,000	951,750
EQT Corp.
7.625%, due 2/1/25 (g)	7,850,000	9,069,890
Gulfport Energy Operating Corp.
8.00%, due 5/17/26 (a)	3,760,560	4,006,764
Gulfport Energy Operating Corp. Escrow Claim Shares (f)
6.00%, due 10/15/24	2,245,000	78,575
6.625%, due 5/1/23	4,452,000	155,820
Hess Corp.
3.50%, due 7/15/24	910,000	966,199
Hilcorp Energy I LP
5.75%, due 10/1/25 (a)	2,000,000	2,020,500
Matador Resources Co.
5.875%, due 9/15/26	2,350,000	2,388,705
Oasis Petroleum, Inc.
6.375%, due 6/1/26 (a)	2,780,000	2,877,300
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	2,200,000
5.875%, due 9/1/25	3,160,000	3,503,302
8.00%, due 7/15/25	5,000,000	5,934,700
Parkland Corp.
5.875%, due 7/15/27 (a)	1,000,000	1,066,250
PBF Holding Co. LLC
7.25%, due 6/15/25	6,975,000	4,185,000
9.25%, due 5/15/25 (a)	3,100,000	2,836,500
PDC Energy, Inc.
6.125%, due 9/15/24	3,700,000	3,764,750
Range Resources Corp.
5.875%, due 7/1/22	2,828,000	2,856,280
9.25%, due 2/1/26	4,343,000	4,712,199
Southwestern Energy Co.
6.45%, due 1/23/25 (g)	12,463,000	13,645,988
Talos Production, Inc.
12.00%, due 1/15/26	11,410,000	11,887,851
Transocean Guardian Ltd.
5.875%, due 1/15/24 (a)	1,138,999	1,079,174
		111,992,873
Oil & Gas Services 0.8%
Nine Energy Service, Inc.
8.75%, due 11/1/23 (a)	3,775,000	2,227,250
TechnipFMC plc
6.50%, due 2/1/26 (a)	9,220,000	9,880,875
		12,108,125

	Principal Amount	Value
Corporate Bonds
Packaging & Containers 0.6%
Cascades USA, Inc.
5.125%, due 1/15/26 (a)	$ 4,416,000	$ 4,669,920
Sealed Air Corp.
5.25%, due 4/1/23 (a)	1,000,000	1,052,590
Silgan Holdings, Inc.
4.75%, due 3/15/25	3,360,000	3,406,200
		9,128,710
Pharmaceuticals 0.9%
Bausch Health Americas, Inc.
9.25%, due 4/1/26 (a)	1,250,000	1,353,125
Bausch Health Cos., Inc.
6.125%, due 4/15/25 (a)	9,049,000	9,235,636
Endo DAC
5.875%, due 10/15/24 (a)	4,150,000	4,108,500
		14,697,261
Pipelines 4.6%
Cheniere Energy Partners LP
5.625%, due 10/1/26	1,000,000	1,032,610
Enable Midstream Partners LP
3.90%, due 5/15/24 (g)	1,500,000	1,601,857
EQM Midstream Partners LP
6.00%, due 7/1/25 (a)	5,365,000	5,842,914
Genesis Energy LP
6.25%, due 5/15/26	2,190,000	2,157,150
6.50%, due 10/1/25	3,000,000	2,977,500
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	4,829,000	5,022,160
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	2,500,000	2,525,550
NGL Energy Operating LLC
7.50%, due 2/1/26 (a)	2,200,000	2,260,500
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,635,000
PBF Logistics LP
6.875%, due 5/15/23	4,000,000	3,875,000
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (k)(l)	18,663,000	16,680,056
Rattler Midstream LP
5.625%, due 7/15/25 (a)	760,000	792,133
Rockies Express Pipeline LLC
3.60%, due 5/15/25 (a)	2,905,000	2,966,150
Ruby Pipeline LLC
8.00%, due 4/1/22 (a)(g)	8,179,788	7,752,349
Tallgrass Energy Partners LP
5.50%, due 9/15/24 (a)	5,075,000	5,139,250

	Principal Amount	Value
Corporate Bonds
Pipelines
TransMontaigne Partners LP
6.125%, due 2/15/26	$ 4,470,000	$ 4,548,225
Western Midstream Operating LP
4.00%, due 7/1/22	500,000	505,705
4.65%, due 7/1/26	4,315,000	4,625,464
		71,939,573
Real Estate 1.1%
Newmark Group, Inc.
6.125%, due 11/15/23	12,225,000	13,250,800
Realogy Group LLC
9.375%, due 4/1/27 (a)	3,500,000	3,871,875
		17,122,675
Real Estate Investment Trusts 3.1%
GLP Capital LP
5.25%, due 6/1/25	2,500,000	2,823,250
5.375%, due 11/1/23	3,110,000	3,393,165
5.375%, due 4/15/26	700,000	810,166
MGM Growth Properties Operating Partnership LP
4.625%, due 6/15/25 (a)	1,935,000	2,055,938
5.625%, due 5/1/24	19,681,000	21,301,337
MPT Operating Partnership LP
5.25%, due 8/1/26	2,500,000	2,562,775
SBA Communications Corp.
4.875%, due 9/1/24	1,450,000	1,465,559
Starwood Property Trust, Inc.
5.00%, due 12/15/21	2,485,000	2,491,212
VICI Properties LP
3.50%, due 2/15/25 (a)	10,640,000	10,825,774
		47,729,176
Retail 1.6%
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	1,745,000	1,745,349
Dave & Buster's, Inc.
7.625%, due 11/1/25 (a)	2,325,000	2,460,708
NMG Holding Co., Inc.
7.125%, due 4/1/26 (a)	8,463,000	9,034,083
Penske Automotive Group, Inc.
3.50%, due 9/1/25	3,075,000	3,171,094
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (b)(c)(d)(f)	4,455,000	—
Yum! Brands, Inc.
3.875%, due 11/1/23	1,000,000	1,057,200
7.75%, due 4/1/25 (a)	6,600,000	7,136,250
		24,604,684

	Principal Amount	Value
Corporate Bonds
Software 2.3%
BY Crown Parent LLC (a)
4.25%, due 1/31/26	$ 8,400,000	$ 8,820,000
7.375%, due 10/15/24	1,687,000	1,716,523
Camelot Finance SA
4.50%, due 11/1/26 (a)	8,225,000	8,574,562
CDK Global, Inc.
5.00%, due 10/15/24 (g)	3,150,000	3,474,450
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (a)	1,500,000	1,516,875
Open Text Corp.
5.875%, due 6/1/26 (a)	2,500,000	2,581,500
PTC, Inc.
3.625%, due 2/15/25 (a)	6,870,000	7,058,925
Veritas US, Inc.
7.50%, due 9/1/25 (a)	1,250,000	1,293,750
		35,036,585
Telecommunications 6.6%
CommScope Technologies LLC
6.00%, due 6/15/25 (a)	1,421,000	1,442,315
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	2,000,000	2,247,500
Level 3 Financing, Inc.
5.375%, due 5/1/25	6,000,000	6,130,800
Lumen Technologies, Inc.
Series T
5.80%, due 3/15/22	9,200,000	9,439,982
Series W
6.75%, due 12/1/23	6,000,000	6,641,520
Sprint Communications, Inc.
9.25%, due 4/15/22	2,500,000	2,643,750
Sprint Corp.
7.875%, due 9/15/23	29,145,000	32,974,653
T-Mobile US, Inc.
2.25%, due 2/15/26	29,000,000	29,326,250
4.00%, due 4/15/22	6,045,000	6,148,914
4.50%, due 2/1/26	5,500,000	5,627,875
5.375%, due 4/15/27	570,000	603,487
		103,227,046
Toys, Games & Hobbies 0.4%
Mattel, Inc.
3.15%, due 3/15/23	3,760,000	3,835,200
3.375%, due 4/1/26 (a)	2,269,000	2,360,214
		6,195,414
Transportation 0.3%
Teekay Corp.
9.25%, due 11/15/22 (a)	1,935,000	2,000,306

	Principal Amount	Value
Corporate Bonds
Transportation
Watco Cos. LLC
6.50%, due 6/15/27 (a)	$ 3,000,000	$ 3,207,480
		5,207,786
Total Corporate Bonds (Cost $1,121,941,287)		1,157,706,630
Loan Assignments 17.9%
Aerospace & Defense 1.0%
SkyMiles IP Ltd.
Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27 (m)	4,500,000	4,747,500
Spirit Aerosystems, Inc.
Initial Term Loan
6.00% (1 Month LIBOR + 5.25%), due 1/15/25 (m)	1,293,500	1,299,428
TransDigm, Inc.
Tranche Refinancing Term Loan F
2.342% (1 Month LIBOR + 2.25%), due 12/9/25 (m)	9,850,000	9,668,671
		15,715,599
Automobile 0.6%
Dealer Tire LLC
Term Loan B1 4.342%-4.355%
(1 Month LIBOR + 4.25%), due 1/1/38 (m)	4,137,000	4,127,518
Tenneco Inc.
Tranche Term Loan B
3.092% (1 Month LIBOR + 3.00%), due 10/1/25 (m)	2,947,103	2,908,160
Wheel Pros LLC
First Lien Initial Term Loan
5.25% (1 Month LIBOR + 4.50%), due 4/23/28 (m)	2,200,000	2,205,500
		9,241,178
Beverage, Food & Tobacco 0.6%
B&G Foods, Inc.
Tranche Term Loan B4
2.592% (1 Month LIBOR + 2.50%), due 10/10/26 (m)	3,303,333	3,298,613
United Natural Foods, Inc.
Initial Term Loan
3.592% (1 Month LIBOR + 3.50%), due 10/22/25 (m)	5,485,281	5,464,710
		8,763,323
Chemicals, Plastics & Rubber 1.4%
Innophos Holdings, Inc.
Initial Term Loan
3.592% (1 Month LIBOR + 3.50%), due 2/5/27 (m)	4,246,250	4,230,326
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/5/28 (m)	5,000,000	5,004,165

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Meredith Corp.
Tranche Term Loan B2
2.592% (1 Month LIBOR + 2.50%), due 1/31/25 (m)	$ 2,140,080	$ 2,123,266
PPD, Inc.
Initial Term Loan
2.75% (1 Month LIBOR + 2.25%), due 1/13/28 (m)	4,987,500	4,971,914
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
4.75% (3 Month LIBOR + 4.00%), due 3/16/27 (m)	6,100,608	6,097,338
		22,427,009
Containers, Packaging & Glass 0.1%
Neenah Foundry Co.
Term Loan
10.00% (2 Month LIBOR + 9.00%), due 12/13/22 (m)	1,267,505	1,140,754
Diversified/Conglomerate Service 0.2%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24 (m)	3,715,073	3,707,899
Electronics 1.4%
Camelot U.S. Acquisition 1 Co. (m)
Initial Term Loan
3.092% (1 Month LIBOR + 3.00%), due 10/30/26	9,217,422	9,131,009
Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	2,985,000	2,968,210
CommScope, Inc.
Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 4/6/26 (m)	2,947,500	2,921,709
WEX, Inc.
Term Loan B
2.342% (1 Month LIBOR + 2.25%), due 3/31/28 (m)	6,583,500	6,506,348
		21,527,276
Entertainment 0.2%
NAI Entertainment Holdings LLC
Tranche Term Loan B
3.50% (1 Month LIBOR + 2.50%), due 5/8/25 (m)	3,261,667	3,180,125
Finance 2.1%
AAdvantage Loyalty IP Ltd.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/20/28 (m)	1,750,000	1,795,938
American Trailer World Corp.
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 3/3/28 (m)	4,800,000	4,731,000

	Principal Amount	Value
Loan Assignments
Finance
BY Crown Parent LLC
Initial Term Loan B1
4.00% (1 Month LIBOR + 3.00%), due 2/2/26 (m)	$ 5,952,151	$ 5,917,432
Cimpress plc
Tranche Term Loan B1
4.00% (1 Month LIBOR + 3.50%), due 5/17/28 (m)	5,000,000	4,985,415
Jefferies Finance LLC
Closing Date Term Loan
5.25% (3 Month LIBOR + 2.00%), due 6/3/26 (m)	3,920,040	3,899,460
Mileage Plus Holdings LLC
Initial Term Loan
6.25% (3 Month LIBOR + 5.25%), due 6/19/25 (m)	2,500,000	2,647,443
Rent-A-Center, Inc.
Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 2/17/28 (m)	748,125	749,434
Schweitzer-Mauduit International, Inc.
Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 2/9/28 (m)	3,350,000	3,316,500
Truck Hero, Inc.
Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 1/31/28 (m)	3,990,000	3,975,037
		32,017,659
Healthcare, Education & Childcare 2.2%
Ascend Learning LLC (m)
Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 7/12/24	7,880,300	7,863,412
Amendment No. 2 Incremental Term Loan
4.75% (1 Month LIBOR + 3.75%), due 7/12/24	1,985,000	1,986,241
Catalent Pharma Solutions, Inc.
Dollar Term Loan B3
2.50% (1 Month LIBOR + 2.00%), due 2/22/28 (m)	2,509,036	2,510,083
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
5.75% (3 Month LIBOR + 5.00%), due 3/27/28 (m)	2,693,250	2,622,552
LifePoint Health, Inc.
First Lien Term Loan B
3.842% (1 Month LIBOR + 3.75%), due 11/16/25 (m)	9,923,139	9,834,932
Organon & Co.
Dollar Term Loan
3.50% (6 Month LIBOR + 3.00%), due 6/2/28 (m)	9,000,000	8,973,279
		33,790,499
Hotels, Motels, Inns & Gaming 0.7%
Churchill Downs, Inc. (m)
Facility Term Loan B
2.10% (1 Month LIBOR + 2.00%), due 12/27/24	3,860,000	3,821,400

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Churchill Downs, Inc. (m)
Incremental Term Loan B
2.10% (1 Month LIBOR + 2.00%), due 3/17/28	$ 2,493,750	$ 2,468,812
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
2.092% (1 Month LIBOR + 2.00%), due 11/30/23 (m)	5,481,015	5,439,145
		11,729,357
Insurance 0.6%
USI, Inc.
2017 New Term Loan
3.147% (3 Month LIBOR + 3.00%), due 5/16/24 (m)	9,327,622	9,218,797
Leisure, Amusement, Motion Pictures & Entertainment 0.2%
NASCAR Holdings LLC
Initial Term Loan
2.842% (1 Month LIBOR + 2.75%), due 10/19/26 (m)	2,555,452	2,533,411
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Altra Industrial Motion Corp.
Term Loan
2.092% (1 Month LIBOR + 2.00%), due 10/1/25 (m)	1,956,085	1,942,393
Manufacturing 0.9%
Adient US LLC
Term Loan B1
3.592% (1 Month LIBOR + 3.50%), due 4/10/28 (m)	9,500,000	9,486,149
Madison IAQ LLC
Term Loan
3.75% (3 Month LIBOR + 3.25%), due 6/21/28 (m)	3,900,000	3,865,064
		13,351,213
Media 1.7%
Allen Media LLC
Initial Term Loan
5.647% (3 Month LIBOR + 5.50%), due 2/10/27 (m)	3,089,864	3,064,117
Block Communications, Inc.
Term Loan
2.397% (3 Month LIBOR + 2.25%), due 2/25/27 (m)	11,603,125	11,537,857
DirectV Financing LLC
Term Loan
TBD, due 8/2/27	4,950,000	4,938,863
Lamar Media Corp.
Term Loan B
1.60% (1 Month LIBOR + 1.50%), due 2/5/27 (m)	7,368,750	7,184,531
		26,725,368

	Principal Amount	Value
Loan Assignments
Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (m)	$ 3,240,000	$ 3,543,750
PetroQuest Energy LLC (b)(c)(d)(e)
Term Loan
8.50% (8.50% PIK), (1 Month LIBOR + 7.50%), due 11/8/23 (m)	3,300,937	2,640,749
2020 Term Loan
8.50% (8.50% PIK), due 9/19/26	214,777	214,778
		6,399,277
Personal & Nondurable Consumer Products 1.4%
Bally's Corp.
Facility Term Loan B
2.897% (3 Month LIBOR + 2.75%), due 5/11/26 (m)	3,430,000	3,399,988
Great Outdoors Group LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 3/6/28 (m)	14,925,000	14,925,000
Prestige Brands, Inc.
Term Loan B5
2.50% (1 Month LIBOR + 2.00%), due 7/3/28 (m)	4,000,000	3,981,000
		22,305,988
Personal, Food & Miscellaneous Services 0.5%
KFC Holding Co.
2021 Term Loan B
1.839% (1 Month LIBOR + 1.75%), due 3/15/28 (m)	2,631,596	2,629,717
WW International, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 4/13/28 (m)	5,550,000	5,537,118
		8,166,835
Telecommunications 0.6%
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/11/26 (m)	8,788,750	8,779,337
Utilities 1.0%
ExGen Renewables IV LLC
Term Loan
3.50% (3 Month LIBOR + 2.50%), due 12/15/27 (m)	2,932,489	2,926,990

	Principal Amount	Value
Loan Assignments
Utilities
PG&E Corp.
Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/23/25 (m)	$ 12,870,000	$ 12,526,796
		15,453,786
Total Loan Assignments (Cost $278,065,098)		278,117,083
Total Long-Term Bonds (Cost $1,426,956,053)		1,464,282,666

	Shares
Common Stocks 0.8%
Electrical Equipment 0.3%
Energy Technologies, Inc. (b)(c)(d)(n)	2,021	3,991,475
Hotels, Restaurants & Leisure 0.0% ‡
Carlson Travel, Inc. (b)(d)(i)(n)	3,199	—
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (b)(i)	20,915	2,196,075
Oil, Gas & Consumable Fuels 0.4%
California Resources Corp. (n)	14,023	394,187
Gulfport Energy Operating Corp. (n)	74,371	5,079,539
PetroQuest Energy, Inc. (b)(c)(d)(n)	1,186,631	—
Talos Energy, Inc. (n)	91,517	1,056,106
		6,529,832
Total Common Stocks (Cost $12,318,077)		12,717,382
Preferred Stocks 0.3%
Electrical Equipment 0.2%
Energy Technologies Ltd. (b)(c)(d)(n)	4,501	3,623,305
Oil, Gas & Consumable Fuels 0.1%
Gulfport Energy Operating Corp. 10.00% (c)(n)	251	1,189,113
Total Preferred Stocks (Cost $5,444,982)		4,812,418
Total Investments (Cost $1,444,719,112)	95.2%	1,481,812,466
Other Assets, Less Liabilities	4.8	74,983,694
Net Assets	100.0%	$ 1,556,796,160

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2021, the total market value was $17,244,182, which represented 1.1% of the Fund’s net assets.
(c)	Illiquid security—As of July 31, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $16,502,051, which represented 1.1% of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(f)	Issue in non-accrual status.
(g)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(h)	Issue in default.
(i)	Restricted security.
(j)	Delayed delivery security.
(k)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2021.
(l)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(n)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
TBD—To Be Determined
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 28,458,953	$ —	$ 28,458,953
Corporate Bonds	—	1,153,128,830	4,577,800	1,157,706,630
Loan Assignments	—	275,261,556	2,855,527	278,117,083
Total Long-Term Bonds	—	1,456,849,339	7,433,327	1,464,282,666
Common Stocks	6,529,832	2,196,075	3,991,475	12,717,382
Preferred Stocks	—	1,189,113	3,623,305	4,812,418
Total Investments in Securities	$ 6,529,832	$ 1,460,234,527	$ 15,048,107	$ 1,481,812,466

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Investments in Securities	Balance as of October 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2021
Long-Term Bonds
Corporate Bonds	$4,440,753	$40,995	$(1,303,311)	$1,399,363	$—	$—	$—	$—	$4,577,800	$1,399,363
Loan Assignments	7,414,622	3,799	33,701	(109,754)	221,610	(2,500,000)	201,417	(2,409,868)	2,855,527	(109,754)
Common Stocks	4,582,974	—	—	2,735,401	19,500	—	—	(3,346,400)	3,991,475	2,735,401
Preferred Stock	4,054,951	—	—	(431,646)	—	—	—	—	3,623,305	(431,646)
Total	$20,493,300	$44,794	$(1,269,610)	$3,593,364	$241,110	$(2,500,000)	$201,417	$(5,756,268)	$15,048,107	$3,593,364
As of July 31, 2021, a Loan Assignment with a market value of $201,417 transferred from Level 2 to Level 3 as the the fair value for this Loan Assignment utilized significant unobservable inputs. As of October 31, 2020, the fair value obtained for this Loan Assignment utilized significant other observable inputs.
As of July 31, 2021, a Common Stock with a market value of $3,346,400 transferred from Level 3 to Level 2 as the fair value obtained for this Common Stock utilized significant other observable inputs. As of October 31, 2020, the fair value obtained for this Common Stock utilized significant unobservable inputs.
As of July 31, 2021, Loan Assignments with a market value of $2,409,868 transferred from Level 3 to Level 2 as the the fair value obtained by an independent pricing service, utilized significant other observable inputs. As of October 31, 2020, the fair value obtained for these Loan Assignments, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay WMC Small Companies Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Common Stocks 97.3%
Air Freight & Logistics 1.4%
Hub Group, Inc., Class A (a)	87,569	$ 5,804,073
Auto Components 3.3%
Dana, Inc.	242,119	5,849,595
Gentherm, Inc. (a)	86,795	7,197,909
		13,047,504
Banks 5.4%
Allegiance Bancshares, Inc.	93,945	3,426,174
First Midwest Bancorp, Inc.	197,911	3,550,523
OFG Bancorp	249,666	5,767,285
United Community Banks, Inc.	142,697	4,111,100
Veritex Holdings, Inc.	146,965	4,930,676
		21,785,758
Biotechnology 10.2%
Amicus Therapeutics, Inc. (a)	397,500	3,692,775
Apellis Pharmaceuticals, Inc. (a)	90,200	5,771,898
Arena Pharmaceuticals, Inc. (a)	56,818	3,514,761
Celldex Therapeutics, Inc. (a)	148,686	6,505,013
Dicerna Pharmaceuticals, Inc. (a)	139,087	5,217,153
Kura Oncology, Inc. (a)	113,514	2,149,955
Kymera Therapeutics, Inc. (a)	83,700	5,037,066
Myovant Sciences Ltd. (a)(b)	212,452	4,359,515
Sage Therapeutics, Inc. (a)	68,746	3,006,263
TCR2 Therapeutics, Inc. (a)	147,906	1,839,951
		41,094,350
Building Products 3.2%
Apogee Enterprises, Inc.	102,800	4,078,076
Insteel Industries, Inc.	120,036	4,660,998
PGT Innovations, Inc. (a)	177,610	4,010,434
		12,749,508
Capital Markets 3.1%
Hamilton Lane, Inc., Class A	60,999	5,672,907
Moelis & Co., Class A	112,164	6,645,717
		12,318,624
Chemicals 3.4%
Livent Corp. (a)	380,588	7,425,272
Minerals Technologies, Inc.	75,726	6,074,740
		13,500,012
Commercial Services & Supplies 1.4%
Interface, Inc.	396,429	5,716,506
Construction & Engineering 1.4%
Badger Infrastructure Solutions Ltd. (b)	203,309	5,679,159

	Shares	Value
Common Stocks
Consumer Finance 2.7%
Enova International, Inc. (a)	186,794	$ 6,181,013
PRA Group, Inc. (a)	124,816	4,841,613
		11,022,626
Diversified Financial Services 1.7%
ECN Capital Corp.	815,108	6,853,545
Diversified Telecommunication Services 0.0% ‡
BM Technologies, Inc. (a)	7,029	70,501
Electrical Equipment 1.4%
EnerSys	57,221	5,645,424
Electronic Equipment, Instruments & Components 2.9%
FARO Technologies, Inc. (a)	77,447	5,645,112
Knowles Corp. (a)	290,540	5,822,422
		11,467,534
Energy Equipment & Services 1.4%
Nabors Industries Ltd. (b)	66,010	5,776,535
Entertainment 1.1%
IMAX Corp. (a)	279,200	4,506,288
Equity Real Estate Investment Trusts 6.2%
Acadia Realty Trust	333,337	7,133,412
Empire State Realty Trust, Inc., Class A	485,800	5,552,694
Piedmont Office Realty Trust, Inc., Class A	308,400	5,865,768
Uniti Group, Inc.	529,696	6,202,740
		24,754,614
Food Products 2.4%
Calavo Growers, Inc.	60,291	3,396,795
Hostess Brands, Inc. (a)	379,323	6,103,307
		9,500,102
Gas Utilities 1.6%
New Jersey Resources Corp.	164,341	6,330,415
Health Care Equipment & Supplies 6.1%
Avanos Medical, Inc. (a)	122,083	4,631,829
Lantheus Holdings, Inc. (a)	273,283	7,151,816
Orthofix Medical, Inc. (a)	171,980	6,834,486
SI-BONE, Inc. (a)	196,274	5,954,953
		24,573,084

	Shares	Value
Common Stocks
Health Care Providers & Services 1.8%
AMN Healthcare Services, Inc. (a)	71,863	$ 7,226,543
Hotels, Restaurants & Leisure 1.5%
Hilton Grand Vacations, Inc. (a)	149,594	6,083,988
Household Durables 1.9%
Skyline Champion Corp. (a)	133,183	7,511,521
Internet & Direct Marketing Retail 1.6%
Quotient Technology, Inc. (a)	586,034	6,364,329
Life Sciences Tools & Services 1.6%
Codexis, Inc. (a)	302,888	6,409,110
Machinery 1.6%
Astec Industries, Inc.	107,188	6,571,696
Marine 1.5%
Kirby Corp. (a)	100,575	5,824,298
Media 1.5%
Cardlytics, Inc. (a)	46,374	5,841,269
Metals & Mining 2.8%
Carpenter Technology Corp.	134,954	5,148,495
MP Materials Corp. (a)(b)	165,319	6,219,301
		11,367,796
Pharmaceuticals 1.4%
Arvinas, Inc. (a)	54,500	5,509,950
Professional Services 1.6%
ICF International, Inc.	69,906	6,401,293
Real Estate Management & Development 1.4%
Marcus & Millichap, Inc. (a)	140,639	5,596,026
Semiconductors & Semiconductor Equipment 1.9%
Tower Semiconductor Ltd. (a)	268,374	7,474,216
Software 8.8%
8x8, Inc. (a)	236,400	6,042,384
Agilysys, Inc. (a)	149,783	8,321,944
Box, Inc., Class A (a)	317,531	7,595,342

	Shares	Value
Common Stocks
Software
PROS Holdings, Inc. (a)	133,689	$ 5,804,776
Veritone, Inc. (a)(b)	361,983	7,485,808
		35,250,254
Thrifts & Mortgage Finance 4.2%
Federal Agricultural Mortgage Corp., Class C	40,486	3,947,385
MGIC Investment Corp.	420,197	5,815,526
NMI Holdings, Inc., Class A (a)	165,505	3,644,420
WSFS Financial Corp.	80,365	3,518,380
		16,925,711
Trading Companies & Distributors 1.9%
Boise Cascade Co.	120,852	6,181,580
MRC Global, Inc. (a)	148,700	1,363,579
		7,545,159
Total Common Stocks (Cost $394,195,348)		390,099,321
Exchange-Traded Fund 0.6%
iShares Russell 2000 ETF (b)	10,972	2,425,360
Total Exchange-Traded Fund (Cost $2,537,601)		2,425,360

	Number of Warrants
Warrant 0.0% ‡
Energy Equipment & Services 0.0% ‡
Nabors Industries Ltd.
Expires 6/11/26 (a)	25,784	167,596
Total Warrant (Cost $0)		167,596

	Shares
Short-Term Investments 5.2%
Affiliated Investment Company 2.3%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	8,966,440	8,966,440
Unaffiliated Investment Companies 2.9%
BlackRock Liquidity FedFund, 0.025% (c)(d)	5,000,000	5,000,000

	Shares	Value
Short-Term Investments
Unaffiliated Investment Companies
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	6,739,972	$ 6,739,972
Total Unaffiliated Investment Companies (Cost $11,739,972)		11,739,972
Total Short-Term Investments (Cost $20,706,412)		20,706,412
Total Investments (Cost $417,439,361)	103.1%	413,398,689
Other Assets, Less Liabilities	(3.1)	(12,601,309)
Net Assets	100.0%	$ 400,797,380

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $16,769,096; the total market value of collateral held by the Fund was $17,764,733. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,024,761. The Fund received cash collateral with a value of $11,739,972.
(c)	Current yield as of July 31, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ETF—Exchange-Traded Fund
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 390,028,820	$ 70,501	$ —	$ 390,099,321
Exchange-Traded Fund	2,425,360	—	—	2,425,360
Warrant	167,596	—	—	167,596
Short-Term Investments
Affiliated Investment Company	8,966,440	—	—	8,966,440
Unaffiliated Investment Companies	11,739,972	—	—	11,739,972
Total Short-Term Investments	20,706,412	—	—	20,706,412
Total Investments in Securities	$ 413,328,188	$ 70,501	$ —	$ 413,398,689

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.9%
Asset-Backed Securities 9.0%
Automobile Asset-Backed Securities 3.0%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	$ 3,820,000	$ 3,830,071
Series 2020-2A, Class A
2.02%, due 2/20/27	1,435,000	1,482,888
Series 2020-1A, Class A
2.33%, due 8/20/26	1,540,000	1,617,523
Series 2018-2A, Class A
4.00%, due 3/20/25	3,275,000	3,537,457
Drive Auto Receivables Trust
Series 2020-2, Class C
2.28%, due 8/17/26	1,800,000	1,845,622
Flagship Credit Auto Trust (a)
Series 2021-2, Class C
1.27%, due 6/15/27	2,000,000	2,003,165
Series 2020-4, Class C
1.28%, due 2/16/27	1,895,000	1,914,224
Series 2019-2, Class E
4.52%, due 12/15/26	1,910,000	2,018,730
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	1,835,000	2,094,201
GLS Auto Receivables Trust (a)
Series 2021-2A, Class C
1.08%, due 6/15/26	2,055,000	2,055,618
Series 2021-2A, Class D
1.42%, due 4/15/27	1,715,000	1,716,348
GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, due 7/22/24	1,780,000	1,810,338
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class A
1.68%, due 12/27/27	3,350,000	3,393,653
Series 2021-2A, Class B
2.12%, due 12/27/27	655,000	664,508
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	1,995,000	2,007,065
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	528,836	530,455
Santander Drive Auto Receivables Trust
Series 2020-2, Class C
1.46%, due 9/15/25	2,340,000	2,364,987
Series 2020-4, Class D
1.48%, due 1/15/27	4,940,000	5,013,213

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	$ 1,465,000	$ 1,548,440
		41,448,506
Credit Card Asset-Backed Security 0.3%
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2
1.39%, due 7/15/30	3,700,000	3,730,791
Home Equity Asset-Backed Security 0.3%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.279% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	4,767,234	4,707,551
Other Asset-Backed Securities 5.4%
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	2,123,455	2,184,165
Series 2016-2, Class A
3.65%, due 6/15/28	2,612,840	2,542,834
Series 2019-1, Class B
3.85%, due 2/15/28	1,920,629	1,843,620
Series 2013-2, Class A
4.95%, due 1/15/23	3,112,003	3,174,089
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	3,100,000	3,146,500
CF Hippolyta LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,193,352	2,231,517
Series 2020-1, Class A1
1.69%, due 7/15/60	4,018,162	4,108,155
Series 2020-1, Class A2
1.99%, due 7/15/60	2,039,395	2,082,726
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	34,586	37,911
FirstKey Homes Trust (a)
Series 2021-SFR1, Class A
1.538%, due 8/17/38	950,000	958,448
Series 2021-SFR1, Class B
1.788%, due 8/17/38	1,985,000	2,002,458
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, due 7/25/33 (a)	2,350,237	2,421,107

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	$ 2,446,188	$ 2,510,168
MVW LLC (a)
Series 2021-1WA, Class A
1.14%, due 1/22/41	2,608,101	2,612,570
Series 2020-1A, Class A
1.74%, due 10/20/37	1,471,046	1,503,986
Series 2019-2A, Class A
2.22%, due 10/20/38	1,494,770	1,526,831
Navient Private Education Refi Loan Trust (a)
Series 2020-DA, Class A
1.69%, due 5/15/69	882,255	893,002
Series 2021-EA, Class B
2.03%, due 12/16/69	4,225,000	4,211,601
Series 2020-HA, Class B
2.78%, due 1/15/69	3,080,000	3,205,843
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1
1.035%, due 12/16/52 (a)	3,055,000	3,056,295
Progress Residential (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	3,005,000	2,972,432
Series 2021-SFR1, Class B
1.303%, due 4/17/38	1,750,000	1,731,135
Series 2021-SFR3, Class A
1.637%, due 5/17/26	1,995,308	2,026,346
Series 2021-SFR4, Class B
1.808%, due 5/17/38	2,970,000	3,002,297
Progress Residential Trust (a)
Series 2021-SFR2, Class A
1.546%, due 4/19/38	1,625,000	1,642,544
Series 2021-SFR2, Class B
1.796%, due 4/19/38	6,560,000	6,615,214
SBA Tower Trust
1.631%, due 11/15/26 (a)	7,075,000	7,161,150
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	1,439,991	1,451,870
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	3,072,725	3,418,087
		76,274,901
Total Asset-Backed Securities (Cost $123,532,809)		126,161,749

	Principal Amount	Value
Corporate Bonds 46.4%
Aerospace & Defense 0.2%
BAE Systems plc
3.00%, due 9/15/50 (a)	$ 1,580,000	$ 1,590,194
L3Harris Technologies, Inc.
5.054%, due 4/27/45	1,215,000	1,624,988
		3,215,182
Agriculture 0.5%
Altria Group, Inc.
2.45%, due 2/4/32	3,075,000	3,027,165
4.80%, due 2/14/29	470,000	549,974
BAT Capital Corp.
3.734%, due 9/25/40	2,990,000	3,002,583
		6,579,722
Airlines 1.1%
American Airlines, Inc. (a)
5.50%, due 4/20/26	2,405,000	2,516,231
5.75%, due 4/20/29	1,430,000	1,542,513
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,850,000	1,988,750
4.75%, due 10/20/28	1,470,000	1,642,725
7.00%, due 5/1/25	3,565,000	4,193,331
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	2,995,000	3,260,806
		15,144,356
Auto Manufacturers 1.7%
Ford Motor Co.
8.50%, due 4/21/23	3,330,000	3,697,066
9.00%, due 4/22/25	3,300,000	4,062,135
Ford Motor Credit Co. LLC
3.35%, due 11/1/22	1,280,000	1,309,082
4.063%, due 11/1/24	3,630,000	3,847,237
4.25%, due 9/20/22	1,015,000	1,042,750
General Motors Co.
6.125%, due 10/1/25	2,915,000	3,450,468
General Motors Financial Co., Inc.
2.70%, due 6/10/31	4,415,000	4,521,158
Volkswagen Group of America Finance LLC
1.25%, due 11/24/25 (a)	2,100,000	2,106,999
		24,036,895
Banks 11.2%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375%, due 4/17/25 (a)	3,200,000	3,608,000
Bank of America Corp.
2.087%, due 6/14/29 (c)	2,865,000	2,917,346
2.496%, due 2/13/31 (c)	3,850,000	3,967,258
3.248%, due 10/21/27	5,450,000	5,939,018

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
3.419%, due 12/20/28 (c)	$ 468,000	$ 514,236
3.593%, due 7/21/28 (c)	2,300,000	2,545,591
3.705%, due 4/24/28 (c)	2,120,000	2,359,122
4.25%, due 10/22/26	2,580,000	2,923,854
Series MM
4.30%, due 1/28/25 (c)(d)	5,410,000	5,578,792
Series DD
6.30%, due 3/10/26 (c)(d)	1,500,000	1,751,250
Barclays plc
4.61%, due 2/15/23 (c)	1,205,000	1,231,757
BNP Paribas SA (a)
3.052%, due 1/13/31 (c)	5,020,000	5,359,110
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	2,800,000	2,911,440
Citigroup, Inc.
3.887%, due 1/10/28 (c)	3,489,000	3,904,192
5.30%, due 5/6/44	3,464,000	4,716,332
Credit Suisse Group AG (a)(c)
2.593%, due 9/11/25	3,550,000	3,701,337
3.091%, due 5/14/32	3,440,000	3,593,298
Deutsche Bank AG
3.035%, due 5/28/32 (c)	1,675,000	1,732,450
First Horizon Bank
5.75%, due 5/1/30	2,671,000	3,327,569
First Horizon Corp.
4.00%, due 5/26/25	3,860,000	4,262,963
Goldman Sachs Group, Inc. (The)
1.431%, due 3/9/27 (c)	2,110,000	2,120,197
1.992%, due 1/27/32 (c)	2,430,000	2,393,710
2.615%, due 4/22/32 (c)	1,680,000	1,741,082
2.908%, due 7/21/42 (c)	805,000	814,460
6.75%, due 10/1/37	2,300,000	3,403,973
HSBC Holdings plc
3.973%, due 5/22/30 (c)	1,830,000	2,064,601
JPMorgan Chase & Co.
2.182%, due 6/1/28 (c)	2,920,000	3,016,268
2.956%, due 5/13/31 (c)	3,015,000	3,210,956
3.782%, due 2/1/28 (c)	2,600,000	2,901,224
4.005%, due 4/23/29 (c)	4,000,000	4,563,216
Series HH
4.60%, due 2/1/25 (c)(d)	11,067,000	11,454,345
5.50%, due 10/15/40	1,805,000	2,515,516
Lloyds Banking Group plc
4.582%, due 12/10/25	6,743,000	7,600,263
Morgan Stanley
3.591%, due 7/22/28 (c)	5,265,000	5,863,750
5.00%, due 11/24/25	4,535,000	5,238,813

	Principal Amount	Value
Corporate Bonds
Banks
Natwest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)	$ 3,880,000	$ 4,142,763
PNC Financial Services Group, Inc. (The)
2.55%, due 1/22/30	3,105,000	3,291,457
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,585,000	1,636,513
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	5,595,000	6,042,600
Standard Chartered plc (a)(b)
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32	2,015,000	2,042,657
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (d)	2,220,000	2,275,500
SVB Financial Group (b)(d)
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26	4,015,000	4,170,581
4.10% (10 Year Treasury Constant Maturity Rate + 3.064%), due 2/15/31	760,000	777,860
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (a)(b)(d)	4,295,000	4,423,850
Wachovia Corp.
5.50%, due 8/1/35	1,220,000	1,616,222
Wells Fargo Bank NA
5.85%, due 2/1/37	555,000	773,186
		156,940,478
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	4,695,000	5,647,421
Constellation Brands, Inc.
4.50%, due 5/9/47	2,740,000	3,354,330
		9,001,751
Biotechnology 0.3%
Biogen, Inc.
3.15%, due 5/1/50	4,315,000	4,302,012
Building Materials 0.6%
Builders FirstSource, Inc.
5.00%, due 3/1/30 (a)	2,074,000	2,206,218
Carrier Global Corp.
2.242%, due 2/15/25	4,130,000	4,322,274
Cemex SAB de CV
7.375%, due 6/5/27 (a)	1,080,000	1,222,290
		7,750,782
Chemicals 1.0%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	2,830,000	2,994,706
Huntsman International LLC
4.50%, due 5/1/29	4,289,000	4,943,344

	Principal Amount	Value
Corporate Bonds
Chemicals
International Flavors & Fragrances, Inc.
2.30%, due 11/1/30 (a)	$ 3,715,000	$ 3,801,073
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	2,400,000	2,636,400
		14,375,523
Commercial Services 1.3%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	2,570,000	2,720,987
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	1,435,000	1,510,338
California Institute of Technology
3.65%, due 9/1/19	2,379,000	2,791,801
IHS Markit Ltd.
4.25%, due 5/1/29	5,055,000	5,899,185
Sodexo, Inc.
2.718%, due 4/16/31 (a)	4,590,000	4,754,677
		17,676,988
Computers 1.2%
Dell International LLC
4.90%, due 10/1/26	6,467,000	7,537,871
5.30%, due 10/1/29	1,275,000	1,560,971
8.10%, due 7/15/36	1,750,000	2,720,604
NCR Corp. (a)
5.00%, due 10/1/28	3,298,000	3,396,198
6.125%, due 9/1/29	1,535,000	1,664,723
		16,880,367
Diversified Financial Services 3.2%
Air Lease Corp.
4.25%, due 9/15/24	6,445,000	7,040,886
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	1,950,000	1,969,500
Ally Financial, Inc.
3.875%, due 5/21/24	2,695,000	2,914,123
8.00%, due 11/1/31	6,085,000	8,849,534
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	2,210,000	2,230,518
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	3,445,000	3,461,022
3.25%, due 2/15/27	2,895,000	3,044,500
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	4,815,000	4,685,476
Home Point Capital, Inc.
5.00%, due 2/1/26 (a)	1,645,000	1,518,088
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	3,320,000	3,303,088

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
OneMain Finance Corp.
3.50%, due 1/15/27	$ 1,900,000	$ 1,933,250
PennyMac Financial Services, Inc.
5.375%, due 10/15/25 (a)	3,253,000	3,413,503
		44,363,488
Electric 1.2%
Arizona Public Service Co.
3.35%, due 5/15/50	2,700,000	2,971,504
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	1,805,000	2,237,997
Duke Energy Progress LLC
3.45%, due 3/15/29	3,695,000	4,163,175
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	1,645,000	1,800,336
Pacific Gas and Electric Co.
3.50%, due 8/1/50	3,715,000	3,321,161
Southern California Edison Co.
4.00%, due 4/1/47	2,055,000	2,175,238
		16,669,411
Environmental Control 0.2%
Stericycle, Inc.
3.875%, due 1/15/29 (a)	490,000	496,737
Waste Connections, Inc.
3.50%, due 5/1/29	1,880,000	2,099,169
		2,595,906
Food 1.5%
JBS USA Food Co.
7.00%, due 1/15/26 (a)	900,000	952,875
Kraft Heinz Foods Co.
3.875%, due 5/15/27	1,362,000	1,508,445
5.00%, due 7/15/35	1,689,000	2,088,595
MARB BondCo plc
3.95%, due 1/29/31 (a)	2,530,000	2,459,160
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	995,000	1,011,169
5.50%, due 10/15/27	4,395,000	4,578,154
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	1,980,000	2,173,169
5.20%, due 4/1/29	960,000	1,127,501
Sysco Corp.
3.30%, due 2/15/50	1,745,000	1,800,431
Tyson Foods, Inc.
5.15%, due 8/15/44 (e)	3,000,000	3,954,806
		21,654,305

	Principal Amount	Value
Corporate Bonds
Gas 0.5%
Atmos Energy Corp.
4.30%, due 10/1/48	$ 1,085,000	$ 1,365,603
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,872,986
NiSource, Inc.
3.49%, due 5/15/27	2,935,000	3,264,125
		6,502,714
Healthcare-Services 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, due 6/1/50 (a)	4,630,000	4,965,682
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	2,305,000	2,519,668
		7,485,350
Home Builders 0.5%
Lennar Corp.
4.75%, due 11/29/27	1,546,000	1,801,415
Toll Brothers Finance Corp.
3.80%, due 11/1/29	2,233,000	2,411,640
4.35%, due 2/15/28	1,364,000	1,510,630
TRI Pointe Group, Inc.
5.875%, due 6/15/24	1,320,000	1,462,692
		7,186,377
Housewares 0.1%
Newell Brands, Inc.
4.875%, due 6/1/25	840,000	930,300
Insurance 2.4%
Athene Global Funding
2.50%, due 3/24/28 (a)	4,600,000	4,784,973
Equitable Holdings, Inc.
4.35%, due 4/20/28	5,025,000	5,808,349
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	3,675,000	4,163,385
Markel Corp.
3.625%, due 3/30/23	2,515,000	2,638,990
Nippon Life Insurance Co.
3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(b)	3,065,000	3,202,925
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	1,780,000	1,956,792
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	3,950,000	4,130,385

	Principal Amount	Value
Corporate Bonds
Insurance
Willis North America, Inc.
2.95%, due 9/15/29	$ 3,915,000	$ 4,148,773
3.875%, due 9/15/49	2,620,000	2,984,764
		33,819,336
Internet 0.8%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	3,470,000	3,443,975
Expedia Group, Inc.
3.25%, due 2/15/30	4,965,000	5,211,259
3.60%, due 12/15/23	1,780,000	1,891,071
6.25%, due 5/1/25 (a)	321,000	374,384
Match Group Holdings II LLC
4.125%, due 8/1/30 (a)	263,000	275,164
		11,195,853
Iron & Steel 0.3%
Vale Overseas Ltd.
6.25%, due 8/10/26	2,290,000	2,748,916
6.875%, due 11/21/36	1,094,000	1,526,217
		4,275,133
Lodging 0.8%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	2,640,000	2,831,638
5.75%, due 5/1/28 (a)	1,135,000	1,220,125
Las Vegas Sands Corp.
3.20%, due 8/8/24	2,205,000	2,302,434
MGM Resorts International
6.00%, due 3/15/23	5,000,000	5,281,250
		11,635,447
Media 0.9%
Comcast Corp.
3.70%, due 4/15/24	4,900	5,309
3.75%, due 4/1/40	2,565,000	2,973,376
3.95%, due 10/15/25	6,600	7,402
4.70%, due 10/15/48	3,170,000	4,158,613
Grupo Televisa SAB
5.25%, due 5/24/49 (e)	1,890,000	2,466,254
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	3,235,000	3,337,485
		12,948,439
Mining 0.3%
Glencore Funding LLC
1.625%, due 9/1/25 (a)	4,610,000	4,682,013

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
1.891% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	$ 5,685,000	$ 4,817,375
Oil & Gas 1.4%
BP Capital Markets plc
4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(d)	770,000	850,118
Gazprom PJSC Via Gaz Capital SA (a)
4.95%, due 3/23/27	358,000	398,368
4.95%, due 2/6/28	2,531,000	2,822,065
Marathon Petroleum Corp.
4.70%, due 5/1/25	2,445,000	2,754,306
6.50%, due 3/1/41	2,665,000	3,739,905
Petrobras Global Finance BV
5.50%, due 6/10/51	2,100,000	2,065,875
Valero Energy Corp.
4.00%, due 4/1/29	2,270,000	2,544,335
6.625%, due 6/15/37	2,690,000	3,732,217
		18,907,189
Packaging & Containers 0.4%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	282,000	296,974
Graham Packaging Co., Inc.
7.125%, due 8/15/28 (a)	1,500,000	1,599,375
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	3,800,000	4,104,000
		6,000,349
Pharmaceuticals 1.3%
AbbVie, Inc.
4.05%, due 11/21/39	4,385,000	5,169,752
Becton Dickinson and Co.
4.669%, due 6/6/47	3,575,000	4,543,425
CVS Health Corp.
4.78%, due 3/25/38	750,000	941,509
5.05%, due 3/25/48	2,275,000	3,031,071
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	4,688,000	4,498,605
		18,184,362
Pipelines 1.7%
Energy Transfer LP
4.95%, due 6/15/28	677,000	790,000
5.35%, due 5/15/45	1,560,000	1,849,463
Enterprise Products Operating LLC
3.95%, due 1/31/60	2,200,000	2,479,093
4.20%, due 1/31/50	630,000	741,301

	Principal Amount	Value
Corporate Bonds
Pipelines
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	$ 3,525,000	$ 3,625,935
Hess Midstream Operations LP
5.625%, due 2/15/26 (a)	726,000	755,040
MPLX LP
4.875%, due 6/1/25	5,305,000	6,008,730
Sabine Pass Liquefaction LLC
5.625%, due 3/1/25	800,000	916,080
5.875%, due 6/30/26	3,426,000	4,075,705
Western Midstream Operating LP
6.50%, due 2/1/50 (f)	2,485,000	2,922,981
		24,164,328
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	2,090,000	2,337,416
American Tower Corp.
3.375%, due 5/15/24	4,000,000	4,278,947
Boston Properties LP
3.20%, due 1/15/25	4,050,000	4,344,460
CyrusOne LP
3.45%, due 11/15/29	2,430,000	2,607,366
Equinix, Inc.
1.80%, due 7/15/27	1,335,000	1,361,742
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	480,000	502,800
5.25%, due 7/15/30	2,720,000	2,898,500
		18,331,231
Retail 3.0%
7-Eleven, Inc. (a)
2.50%, due 2/10/41	655,000	620,748
2.80%, due 2/10/51	2,000,000	1,921,423
AutoNation, Inc.
4.75%, due 6/1/30	6,765,000	8,089,864
Darden Restaurants, Inc.
3.85%, due 5/1/27	5,980,000	6,682,948
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(e)	2,640,000	2,784,804
Macy's, Inc.
8.375%, due 6/15/25 (a)	4,055,000	4,419,950
Nordstrom, Inc.
4.00%, due 3/15/27	1,218,000	1,281,837
4.25%, due 8/1/31 (e)	3,570,000	3,755,512
QVC, Inc.
4.375%, due 9/1/28	3,580,000	3,676,158
Starbucks Corp.
3.35%, due 3/12/50	3,365,000	3,638,933

	Principal Amount	Value
Corporate Bonds
Retail
Starbucks Corp.
4.45%, due 8/15/49	$ 2,300,000	$ 2,927,811
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	2,970,000	2,974,039
		42,774,027
Semiconductors 0.5%
Broadcom, Inc.
3.15%, due 11/15/25	622,000	668,851
3.419%, due 4/15/33 (a)	2,048,000	2,184,348
3.50%, due 2/15/41 (a)	1,425,000	1,479,058
NXP BV
3.40%, due 5/1/30 (a)	1,775,000	1,963,659
		6,295,916
Software 0.1%
Oracle Corp.
3.65%, due 3/25/41	990,000	1,074,051
Telecommunications 3.5%
Altice France SA
5.125%, due 7/15/29 (a)	3,440,000	3,465,490
AT&T, Inc.
2.55%, due 12/1/33 (a)	6,467,000	6,524,128
3.85%, due 6/1/60	2,097,000	2,248,592
4.35%, due 3/1/29	1,040,000	1,210,149
CommScope Technologies LLC
5.00%, due 3/15/27 (a)	1,745,000	1,765,591
CommScope, Inc.
7.125%, due 7/1/28 (a)	1,930,000	2,081,988
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	4,555,000	4,823,608
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	5,854,688	6,261,998
T-Mobile US, Inc.
2.625%, due 2/15/29	3,940,000	3,940,808
3.50%, due 4/15/31 (a)	1,705,000	1,788,216
VEON Holdings BV
4.95%, due 6/16/24 (a)	3,950,000	4,251,425
Verizon Communications, Inc.
3.40%, due 3/22/41	1,340,000	1,447,897
3.55%, due 3/22/51	1,515,000	1,648,347
4.00%, due 3/22/50	2,870,000	3,358,343
Vodafone Group plc
4.25%, due 9/17/50	3,835,000	4,533,128
		49,349,708
Total Corporate Bonds (Cost $605,345,810)		651,746,664

	Principal Amount	Value
Foreign Government Bonds 2.6%
Brazil 0.7%
Brazil Government Bond
3.75%, due 9/12/31	$ 3,735,000	$ 3,688,313
Federative Republic of Brazil
4.625%, due 1/13/28	6,189,000	6,715,065
		10,403,378
Chile 0.5%
Chile Government Bond
2.55%, due 7/27/33 (e)	3,950,000	4,028,091
Corp. Nacional del Cobre de Chile
3.00%, due 9/30/29 (a)	2,435,000	2,529,925
		6,558,016
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	3,005,000	2,938,019
Mexico 1.2%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	1,450,000	1,442,750
4.75%, due 2/23/27	2,490,000	2,787,555
Mexico Government Bond
2.659%, due 5/24/31	4,023,000	3,956,701
3.75%, due 4/19/71	3,540,000	3,264,765
Petroleos Mexicanos
6.75%, due 9/21/47	5,835,000	5,215,906
		16,667,677
Total Foreign Government Bonds (Cost $37,179,191)		36,567,090
Loan Assignments 1.2%
Containers, Packaging & Glass 0.3%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	4,866,291	4,704,663
Diversified/Conglomerate Service 0.2%
TruGreen LP
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	2,348,200	2,353,091
Finance 0.3%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.342% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	4,852,456	4,788,262

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services 0.4%
IRB Holding Corp.
Fourth Amendment Incremental Term Loan
4.25% (3 Month LIBOR + 3.25%), due 12/15/27 (b)	$ 5,562,050	$ 5,539,207
Total Loan Assignments (Cost $17,478,206)		17,385,223
Mortgage-Backed Securities 18.2%
Agency (Collateralized Mortgage Obligations) 5.4%
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	3,480,000	3,515,325
REMIC, Series 4993, Class D
2.00%, due 9/25/47	3,825,000	3,960,455
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	2,006,416	2,114,501
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	1,734,140	1,806,119
REMIC, Series 5049, Class UI
3.00%, due 12/25/50	9,339,959	1,591,707
REMIC, Series 4869, Class BA
3.50%, due 11/15/47	1,787,392	1,849,754
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	1,058,835	1,102,912
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	1,832,885	1,940,059
FNMA
REMIC, Series 2020-97, Class CI
2.00%, due 1/25/51	12,933,994	1,388,790
REMIC, Series 2021-33, Class AI
2.50%, due 5/25/47	10,922,309	1,386,309
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51	7,233,679	1,005,244
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	2,941,000	3,053,055
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48	8,800,000	1,386,783
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	2,029,675	2,157,843
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	3,919,221	4,261,620
GNMA
REMIC, Series 2021-77, Class BA
1.00%, due 7/20/50	2,922,236	2,923,848
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	3,436,704	3,418,753
REMIC, Series 2021-83, Class CA
1.00%, due 5/20/51	2,551,576	2,549,779

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-87, Class EG
1.00%, due 5/20/51	$ 3,318,816	$ 3,316,636
REMIC, Series 2021-87, Class EK
1.00%, due 5/20/51	9,604,527	9,598,216
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	3,310,799	3,312,083
REMIC, Series 2021-105, Class DA
1.00%, due 6/20/51	4,275,157	4,147,011
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	3,728,334	3,616,579
REMIC, Series 2020-116, Class MI
2.00%, due 8/20/50	7,963,214	816,199
REMIC, Series 2020-185, Class BI
2.00%, due 12/20/50	17,704,438	1,782,290
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51	9,057,675	992,717
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50	11,166,925	1,544,625
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51	10,265,081	1,198,574
REMIC, Series 2021-30, Class WI
2.50%, due 2/20/51	11,549,833	1,589,253
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51	10,694,096	1,403,688
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51	6,942,330	803,819
		75,534,546
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.8%
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF2, Class A5
2.513%, due 6/15/54 (a)	1,275,000	1,340,808
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.434% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	31,113	29,960
BX Commercial Mortgage Trust (a)(g)
Series 2020-VIV2, Class C
3.542%, due 3/9/44	2,667,000	2,859,361
Series 2020-VIV3, Class B
3.544%, due 3/9/44	2,641,153	2,899,722
BX Trust (a)
Series 2019-OC11, Class A
3.202%, due 12/9/41	2,135,000	2,337,409
Series 2019-OC11, Class B
3.605%, due 12/9/41	600,000	666,714
Series 2019-OC11, Class C
3.856%, due 12/9/41	2,209,000	2,438,576

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2019-OC11, Class E
4.075%, due 12/9/41 (g)	$ 2,484,000	$ 2,650,283
Commercial Mortgage Trust
Series 2014-CR20, Class A3
3.326%, due 11/10/47	3,167,812	3,356,577
Series 2013-CR8, Class A4
3.334%, due 6/10/46	416,523	425,534
Series 2013-CR9, Class B
4.27%, due 7/10/45 (a)(g)	2,380,000	2,404,951
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	2,955,000	3,235,604
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	1,440,000	1,521,674
Extended Stay America Trust
Series 2021-ESH, Class C
1.794% (1 Month LIBOR + 1.70%), due 7/15/38 (a)(b)	3,740,000	3,758,747
FREMF Mortgage Trust (a)(g)
REMIC, Series 2019-K98, Class C
3.737%, due 10/25/52	1,200,000	1,305,980
REMIC, Series 2018-K86, Class C
4.293%, due 11/25/51	1,105,000	1,236,288
GB Trust
Series 2020-FLIX, Class A
1.213% (1 Month LIBOR + 1.12%), due 8/15/37 (a)(b)	4,260,000	4,263,829
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	2,820,000	3,108,938
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)(g)	3,130,000	3,300,178
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2021-410T, Class A
2.287%, due 3/5/42 (a)	3,950,000	4,091,499
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	4,960,000	5,139,205
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,867,654	2,020,326
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	2,983,000	3,291,412
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	5,530,000	5,813,065

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
SLG Office Trust
Series 2021-OVA, Class A
2.585%, due 7/15/41 (a)	$ 2,660,000	$ 2,816,512
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(h)	2,355,000	2,382,137
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class A4
3.718%, due 12/15/48	975,000	1,078,335
Series 2018-1745, Class A
3.749%, due 6/15/36 (a)(g)	3,250,000	3,650,172
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(g)	4,125,000	4,707,428
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS
4.09%, due 6/15/45 (h)	3,314,505	3,352,708
		81,483,932
Whole Loan (Collateralized Mortgage Obligations) 7.0%
CIM Trust
Series 2021-J1, Class A1
2.50%, due 3/25/51 (a)(h)	1,620,830	1,657,511
Citigroup Mortgage Loan Trust
Series 2021-J2, Class A7A
2.50%, due 7/25/51 (a)(h)	4,177,923	4,279,701
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M2
2.089% (1 Month LIBOR + 2.00%), due 1/25/40 (a)(b)	449,179	451,126
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M2
2.05% (SOFR 30A + 2.00%), due 12/25/50 (a)(b)	4,465,000	4,512,941
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class M2
2.239% (1 Month LIBOR + 2.15%), due 12/25/30	3,630,000	3,669,560
Series 2019-DNA2, Class B1
4.439% (1 Month LIBOR + 4.35%), due 3/25/49	2,925,000	3,042,285
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2015-DNA1, Class M3
3.389% (1 Month LIBOR + 3.30%), due 10/25/27	2,564,129	2,601,699
Series 2017-HQA1, Class M2
3.639% (1 Month LIBOR + 3.55%), due 8/25/29	5,707,061	5,894,950
Series 2016-DNA4, Class M3
3.889% (1 Month LIBOR + 3.80%), due 3/25/29	3,048,821	3,156,436
Series 2016-HQA3, Class M3
3.939% (1 Month LIBOR + 3.85%), due 3/25/29	2,487,000	2,576,151
Flagstar Mortgage Trust
Series 2021-2, Class A2
2.50%, due 4/25/51 (a)(h)	3,224,525	3,300,776

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA (b)
Series 2017-C07, Class 2M2
2.589% (1 Month LIBOR + 2.50%), due 5/25/30	$ 2,335,882	$ 2,360,167
Series 2018-C04, Class 2M2
2.639% (1 Month LIBOR + 2.55%), due 12/25/30	1,443,702	1,461,825
Series 2017-C02, Class 2M2
3.739% (1 Month LIBOR + 3.65%), due 9/25/29	3,485,958	3,599,672
Series 2016-C06, Class 1M2
4.339% (1 Month LIBOR + 4.25%), due 4/25/29	2,655,704	2,760,191
Series 2016-C07, Class 2M2
4.439% (1 Month LIBOR + 4.35%), due 5/25/29	4,871,159	5,105,156
GS Mortgage-Backed Securities Corp. Trust (a)(h)
Series 2021-PJ5, Class A8
2.50%, due 10/25/51	2,374,449	2,439,654
Series 2021-PJ7, Class A2
2.50%, due 1/25/52	7,400,000	7,536,649
JPMorgan Mortgage Trust (a)(h)
Series 2021-6, Class A4
2.50%, due 10/25/51	3,320,733	3,415,908
Series 2021-7, Class A3
2.50%, due 11/25/51	2,512,007	2,573,104
Series 2021-7, Class A4
2.50%, due 11/25/51	3,920,537	4,024,718
Series 2021-8, Class A3
2.50%, due 12/25/51	3,266,375	3,343,534
Mello Mortgage Capital Acceptance
Series 2021-MTG2, Class A1
2.50%, due 6/25/51 (a)(h)	2,827,058	2,884,575
Mello Warehouse Securitization Trust (a)(b)
Series 2021-1, Class A
0.789% (1 Month LIBOR + 0.70%), due 2/25/55	3,925,000	3,917,316
Series 2021-2, Class A
0.839% (1 Month LIBOR + 0.75%), due 4/25/55	1,280,000	1,277,594
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.455%, due 8/25/59 (g)	5,253,633	3,840,946
Series 2019-4A, Class B6
4.765%, due 12/25/58 (h)	4,520,614	3,376,631
Series 2019-2A, Class B6
4.959%, due 12/25/57 (h)	1,720,368	1,330,571
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
0.839% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	4,300,000	4,296,932
OBX Trust
Series 2021-J1, Class A1
2.50%, due 5/25/51 (a)(h)	1,470,003	1,504,176

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
STACR Trust
Series 2018-HRP2, Class M3
2.489% (1 Month LIBOR + 2.40%), due 2/25/47 (a)(b)	$ 2,030,000	$ 2,064,450
		98,256,905
Total Mortgage-Backed Securities (Cost $251,518,373)		255,275,383
Municipal Bond 0.3%
California 0.3%
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	4,410,000	4,633,256
Total Municipal Bond (Cost $4,410,000)		4,633,256
U.S. Government & Federal Agencies 21.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.6%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/44	1,247,480	1,352,141
3.50%, due 11/1/45	1,099,315	1,195,208
3.50%, due 3/1/46	2,136,352	2,335,081
4.00%, due 10/1/48	954,647	1,047,269
6.50%, due 4/1/37	40,653	48,407
FHLMC Gold Pools, Other
4.00%, due 6/1/42	1,495,255	1,634,089
UMBS, 30 Year
2.00%, due 7/1/50	1,059,953	1,081,597
		8,693,792
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.6%
FNMA, Other
3.00%, due 6/1/57	4,216,345	4,563,258
3.50%, due 2/1/42	2,250,476	2,439,655
4.00%, due 3/1/42	675,900	735,049
4.00%, due 1/1/43	1,503,685	1,658,103
6.00%, due 4/1/37	6,566	7,401
UMBS, 30 Year
2.00%, due 10/1/50	695,172	712,590
2.00%, due 7/1/51	1,157,129	1,180,774
2.50%, due 8/1/50	544,145	568,978
2.50%, due 1/1/51	1,325,180	1,388,557
2.50%, due 4/1/51	720,029	754,471
3.00%, due 12/1/47	253,492	267,797
3.00%, due 3/1/50	2,523,898	2,687,139
3.00%, due 6/1/51	1,631,327	1,714,845

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 5/1/43	$ 2,200,916	$ 2,400,750
3.50%, due 12/1/44	937,099	1,025,043
3.50%, due 3/1/46	4,178,946	4,540,712
4.00%, due 1/1/46	3,465,623	3,798,208
4.00%, due 8/1/48	2,860,590	3,061,317
5.50%, due 7/1/41	1,689,017	1,956,636
6.00%, due 7/1/39	349,026	413,977
6.50%, due 10/1/39	351,256	405,953
		36,281,213
United States Treasury Bonds 6.8%
U.S. Treasury Bonds
1.875%, due 2/15/51	1,450,000	1,439,805
2.25%, due 5/15/41	4,215,000	4,527,832
2.375%, due 5/15/51	52,190,000	57,898,281
2.50%, due 2/15/45	4,940,000	5,527,011
4.375%, due 11/15/39	8,855,000	12,654,348
4.375%, due 5/15/40	5,525,000	7,926,433
4.50%, due 5/15/38	4,255,000	6,098,113
		96,071,823
United States Treasury Inflation - Indexed Notes 2.1%
U.S. Treasury Inflation Linked Notes (i)
0.125%, due 1/15/30	7,067,756	7,985,184
0.125%, due 7/15/30	8,756,500	9,946,836
0.875%, due 1/15/29	9,840,195	11,689,973
		29,621,993
United States Treasury Notes 9.1%
U.S. Treasury Notes
0.125%, due 7/31/23	30,860,000	30,820,220
0.375%, due 7/15/24	35,530,000	35,563,309
0.625%, due 7/31/26	27,820,000	27,722,195
1.00%, due 7/31/28	29,070,000	29,060,916
1.625%, due 5/15/31	4,000,000	4,146,875
		127,313,515
Total U.S. Government & Federal Agencies (Cost $283,740,646)		297,982,336
Total Long-Term Bonds (Cost $1,323,205,035)		1,389,751,701

	Shares	Value
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (j)	1	$ 3
Total Common Stocks (Cost $0)		3
Short-Term Investments 0.3%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 0.01% (k)	1,268,212	1,268,212
Unaffiliated Investment Company 0.2%
Wells Fargo Government Money Market Fund, 0.025% (k)(l)	2,864,443	2,864,443
Total Short-Term Investments (Cost $4,132,655)		4,132,655
Total Investments (Cost $1,327,337,690)	99.2%	1,393,884,359
Other Assets, Less Liabilities	0.8	10,579,588
Net Assets	100.0%	$ 1,404,463,947

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2021.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of July 31, 2021, the aggregate market value of securities on loan was $2,778,723. The Fund received cash collateral with a value of $2,864,443.
(f)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2021.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2021.
(i)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	Non-income producing security.
(k)	Current yield as of July 31, 2021.
(l)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of July 31, 2021, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,424,000	USD	1,681,923	JPMorgan Chase Bank N.A.	8/2/21	$ 7,297
USD	3,889,069	EUR	3,214,000	JPMorgan Chase Bank N.A.	8/2/21	76,461
Total Unrealized Appreciation						83,758
EUR	1,790,000	USD	2,185,551	JPMorgan Chase Bank N.A.	8/2/21	(62,163)
Total Unrealized Depreciation						(62,163)
Net Unrealized Appreciation						$ 21,595

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	783	September 2021	$ 172,799,996	$ 172,773,844	$ (26,152)
U.S. Treasury 5 Year Notes	292	September 2021	36,153,888	36,338,031	184,143
U.S. Treasury Long Bonds	96	September 2021	15,055,726	15,813,000	757,274
U.S. Treasury Ultra Bonds	157	September 2021	29,472,189	31,326,406	1,854,217
Total Long Contracts					2,769,482
Short Contracts
U.S. Treasury 10 Year Notes	(267)	September 2021	(35,652,120)	(35,898,984)	(246,864)
U.S. Treasury 10 Year Ultra Bonds	(671)	September 2021	(98,075,039)	(100,817,750)	(2,742,711)
Total Short Contracts					(2,989,575)
Net Unrealized Depreciation					$ (220,093)

1.	As of July 31, 2021, cash in the amount of $976,173 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 126,161,749	$ —	$ 126,161,749
Corporate Bonds	—	651,746,664	—	651,746,664
Foreign Government Bonds	—	36,567,090	—	36,567,090
Loan Assignments	—	17,385,223	—	17,385,223
Mortgage-Backed Securities	—	255,275,383	—	255,275,383
Municipal Bond	—	4,633,256	—	4,633,256
U.S. Government & Federal Agencies	—	297,982,336	—	297,982,336
Total Long-Term Bonds	—	1,389,751,701	—	1,389,751,701
Common Stocks	3	—	—	3
Short-Term Investments
Affiliated Investment Company	1,268,212	—	—	1,268,212
Unaffiliated Investment Company	2,864,443	—	—	2,864,443
Total Short-Term Investments	4,132,655	—	—	4,132,655
Total Investments in Securities	4,132,658	1,389,751,701	—	1,393,884,359
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	83,758	—	83,758
Futures Contracts (b)	2,795,634	—	—	2,795,634
Total Other Financial Instruments	2,795,634	83,758	—	2,879,392
Total Investments in Securities and Other Financial Instruments	$ 6,928,292	$ 1,389,835,459	$ —	$ 1,396,763,751
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (62,163)	$ —	$ (62,163)
Futures Contracts (b)	(3,015,727)	—	—	(3,015,727)
Total Other Financial Instruments	$ (3,015,727)	$ (62,163)	$ —	$ (3,077,890)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 91.5%
Equity Funds 56.5%
IQ 50 Percent Hedged FTSE International ETF (a)	692,597	$ 17,217,961
IQ 500 International ETF (a)	656,380	21,406,061
IQ Candriam ESG International Equity ETF (a)	734,950	21,931,129
IQ Candriam ESG U.S. Equity ETF (a)	1,283,701	48,722,743
IQ Chaikin U.S. Large Cap ETF (a)	987,162	33,672,195
IQ Chaikin U.S. Small Cap ETF (a)	843,873	29,408,974
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,580,949	20,727,822
MainStay Epoch Capital Growth Fund Class I (a)	196,355	3,265,537
MainStay Epoch International Choice Fund Class I (a)	374,023	15,734,272
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,518,398	29,573,390
MainStay MacKay International Equity Fund Class R6 (a)	583,866	13,653,595
MainStay MacKay S&P 500 Index Fund Class I (a)	711,696	41,304,436
MainStay Winslow Large Cap Growth Fund Class R6	3,181,688	50,461,251
MainStay WMC Enduring Capital Fund Class R6 (a)	1,177,621	40,796,663
MainStay WMC Growth Fund Class R6 (a)	544,673	30,581,178
MainStay WMC International Research Equity Fund Class I (a)	1,893,710	15,307,614
MainStay WMC Small Companies Fund Class I (a)	920,423	30,504,741
MainStay WMC Value Fund Class R6 (a)	601,624	33,261,214
Total Equity Funds (Cost $340,932,783)		497,530,776
Fixed Income Funds 35.0%
MainStay Floating Rate Fund Class R6 (a)	3,819,987	34,795,496
MainStay MacKay High Yield Corporate Bond Fund Class R6	3,097,076	17,545,864
MainStay MacKay Short Duration High Yield Fund Class I	3,983,419	39,333,073
MainStay MacKay Total Return Bond Fund Class R6 (a)	18,735,684	212,685,608
MainStay Short Term Bond Fund Class I (a)	440,817	4,347,468
Total Fixed Income Funds (Cost $297,753,693)		308,707,509
Total Affiliated Investment Companies (Cost $638,686,476)		806,238,285
Short-Term Investment 8.3%
Affiliated Investment Company 8.3%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	72,958,639	72,958,639
Total Short-Term Investment (Cost $72,958,639)	8.3%	72,958,639
Total Investments (Cost $711,645,115)	99.8%	879,196,924
Other Assets, Less Liabilities	0.2	2,192,516
Net Assets	100.0%	$ 881,389,440

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2021, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.
(b)	Current yield as of July 31, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of July 31, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	5,899	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(7,103)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	29,733	—
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	8,572	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(32,706)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/2/21	Monthly	5,035	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA minus 0.08%	12/2/21	Monthly	4,254	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	34,473	—
Citibank NA	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	(8,880)	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	12,091	—
						$ —

1.	As of July 31, 2021, cash in the amount $2,300,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of July 31, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 497,530,776	$ —	$ —	$ 497,530,776
Fixed Income Funds	308,707,509	—	—	308,707,509
Total Affiliated Investment Companies	806,238,285	—	—	806,238,285
Short-Term Investment
Affiliated Investment Company	72,958,639	—	—	72,958,639
Total Investments in Securities	$ 879,196,924	$ —	$ —	$ 879,196,924

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Short Term Bond Fund
Portfolio of Investments July 31, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.9%
Asset-Backed Securities 18.7%
Other Asset-Backed Securities 18.7%
522 Funding CLO Ltd.
Series 2021-7A, Class A
1.27% (3 Month LIBOR + 1.07%), due 4/23/34 (a)(b)	$ 500,000	$ 500,427
AIG CLO
Series 2021-1A, Class A
1.284% (3 Month LIBOR + 1.10%), due 4/22/34 (a)(b)	300,000	300,329
AIG CLO LLC
Series 2020-1A, Class AR
1.294% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	600,000	600,101
AIMCO CLO 10 Ltd.
Series 2019-10A, Class A
1.458% (3 Month LIBOR + 1.32%), due 7/22/32 (a)(b)	500,000	500,000
Apidos CLO XXX
Series XXXA, Class A2
1.734% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	500,000	500,010
Apidos CLO XXXII
Series 2019-32A, Class A1
1.454% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	500,000	500,408
Apidos CLO XXXV
Series 2021-35A, Class A
1.245% (3 Month LIBOR + 1.05%), due 4/20/34 (a)(b)	500,000	500,425
Aqua Finance Trust
Series 2020-AA, Class A
1.90%, due 7/17/46 (a)	531,731	538,196
ARES L CLO Ltd.
Series 2018-50A, Class AR
1.184% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	500,000	500,144
ARES XLI CLO Ltd.
Series 2016-41A, Class AR2
1.196% (3 Month LIBOR + 1.07%), due 4/15/34 (a)(b)	500,000	500,171
ARES XXXIV CLO Ltd.
Series 2015-2A, Class AR2
1.384% (3 Month LIBOR + 1.25%), due 4/17/33 (a)(b)	500,000	501,702
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.534% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	500,000	494,723
Battalion CLO 17 Ltd.
Series 2021-17A, Class A1
1.394% (3 Month LIBOR + 1.26%), due 3/9/34 (a)(b)	250,000	250,776
Battalion CLO Ltd.
Series 2021-21A, Class A
1.312% (3 Month LIBOR + 1.18%), due 7/15/34 (a)(b)	500,000	500,195
Benefit Street Partners CLO XXIII Ltd.
Series 2021-23A, Class A1
1.293% (3 Month LIBOR + 1.08%), due 4/25/34 (a)(b)	400,000	400,204

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Betony CLO 2 Ltd.
Series 2018-1A, Class A1
1.208% (3 Month LIBOR + 1.08%), due 4/30/31 (a)(b)	$ 500,000	$ 500,052
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (a)	696,875	707,620
Carlyle Global Market Strategies
Series 2021-5A, Class B
1.735% (3 Month LIBOR + 1.60%), due 7/20/34 (a)(b)	500,000	500,095
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
1.526% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	600,000	598,823
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class B
1.534% (3 Month LIBOR + 1.40%), due 1/20/31 (a)(b)	500,000	500,011
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A
1.395% (3 Month LIBOR + 1.27%), due 10/25/32 (a)(b)	400,000	400,115
College Avenue Student Loans LLC (a)
Series 2021-A, Class A2
1.60%, due 7/25/51	450,533	451,658
Series 2021-B, Class B
1.76%, due 6/25/52	333,907	337,583
Cook Park CLO Ltd.
Series 2018-1A, Class B
1.534% (3 Month LIBOR + 1.40%), due 4/17/30 (a)(b)	500,000	500,043
Global SC Finance SRL
Series 2021-2A, Class A
1.95%, due 8/17/41 (a)(c)	400,000	403,060
Laurel Road Prime Student Loan Trust
Series 2020-A, Class A2FX
1.40%, due 11/25/50 (a)	345,371	346,069
Magnetite XVIII Ltd.
Series 2016-18A, Class AR
1.236% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	250,000	250,003
Magnetite XXXI Ltd.
Series 2021-31A, Class A1
(zero coupon) (3 Month LIBOR + 1.10%), due 7/15/34 (a)(b)(c)	400,000	400,081
MVW Owner Trust
Series 2017-1A, Class A
2.42%, due 12/20/34 (a)	46,535	47,538
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class A
1.17%, due 9/16/69	170,148	171,423
Series 2020-FA, Class A
1.22%, due 7/15/69	129,974	130,799

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
1.632% (3 Month LIBOR + 1.50%), due 1/28/30 (a)(b)	$ 500,000	$ 500,049
Neuberger Berman Loan Advisers CLO 32 Ltd.
Series 2019-32A, Class BR
1.534% (3 Month LIBOR + 1.40%), due 1/20/32 (a)(b)	500,000	498,879
Neuberger Berman Loan Advisers CLO 37 Ltd.
Series 2020-37A, Class BR
1.584% (3 Month LIBOR + 1.45%), due 7/20/31 (a)(b)	500,000	500,119
Oaktree CLO Ltd.
Series 2015-1A, Class A2BR
1.484% (3 Month LIBOR + 1.35%), due 10/20/27 (a)(b)	500,000	500,101
OZLM VI Ltd.
Series 2014-6A, Class A1S
1.214% (3 Month LIBOR + 1.08%), due 4/17/31 (a)(b)	492,601	492,612
Palmer Square CLO Ltd. (a)(b)
Series 2015-2A, Class A1R2
1.234% (3 Month LIBOR + 1.10%), due 7/20/30	500,000	499,738
Series 2015-2A, Class A2R2
1.684% (3 Month LIBOR + 1.55%), due 7/20/30	500,000	500,101
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2
1.53% (3 Month LIBOR + 1.40%), due 7/20/29 (a)(b)	500,000	500,100
Regatta XV Funding Ltd.
Series 2018-4A, Class A1
1.355% (3 Month LIBOR + 1.23%), due 10/25/31 (a)(b)	465,000	465,650
Romark CLO IV Ltd.
Series 2021-4A, Class A1
1.32% (3 Month LIBOR + 1.17%), due 7/10/34 (a)(b)	500,000	500,276
Silver Creek CLO Ltd.
Series 2014-1A, Class AR
1.374% (3 Month LIBOR + 1.24%), due 7/20/30 (a)(b)	500,000	500,215
Sixth Street CLO XVII Ltd.
Series 2021-17A, Class A
1.409% (3 Month LIBOR + 1.24%), due 1/20/34 (a)(b)	300,000	300,695
Taco Bell Funding LLC
Series 2018-1A, Class A2I
4.318%, due 11/25/48 (a)	414,375	415,224
Triton Container Finance VIII LLC
Series 2020-1A, Class A
2.11%, due 9/20/45 (a)	696,873	707,143
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	350,000	353,166

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Voya CLO Ltd.
Series 2019-1A, Class BR
1.676% (3 Month LIBOR + 1.55%), due 4/15/31 (a)(b)	$ 500,000	$ 495,902
Total Asset-Backed Securities (Cost $21,003,809)		21,062,754
Corporate Bonds 51.1%
Aerospace & Defense 1.1%
Boeing Co. (The)
2.70%, due 5/1/22	1,175,000	1,194,869
Apparel 0.1%
Ralph Lauren Corp.
1.70%, due 6/15/22	150,000	151,919
Auto Manufacturers 4.7%
American Honda Finance Corp.
0.55%, due 7/12/24	700,000	698,055
2.40%, due 6/27/24	950,000	999,553
BMW US Capital LLC
3.45%, due 4/12/23 (a)	950,000	996,675
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	275,000	279,898
3.664%, due 9/8/24	600,000	627,000
General Motors Financial Co., Inc.
1.05%, due 3/8/24	750,000	756,237
Hyundai Capital America
1.30%, due 1/8/26 (a)	750,000	745,687
Volkswagen Group of America Finance LLC
1.25%, due 11/24/25 (a)	200,000	200,666
		5,303,771
Auto Parts & Equipment 0.5%
Aptiv Corp.
4.15%, due 3/15/24	525,000	568,931
Banks 13.8%
Banco Santander SA
2.746%, due 5/28/25	200,000	210,995
Bank of America Corp.
4.20%, due 8/26/24	700,000	767,219
Bank of Nova Scotia (The)
3.40%, due 2/11/24	525,000	562,097
BNP Paribas SA
4.25%, due 10/15/24	850,000	937,692

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc. (d)
0.981%, due 5/1/25	$ 500,000	$ 502,728
1.462%, due 6/9/27	1,200,000	1,201,328
Credit Suisse AG
0.495%, due 2/2/24	850,000	847,931
Goldman Sachs Group, Inc. (The)
0.657%, due 9/10/24 (d)	1,275,000	1,274,823
HSBC Holdings plc
4.25%, due 8/18/25	1,075,000	1,192,536
JPMorgan Chase & Co.
3.875%, due 2/1/24	1,200,000	1,300,085
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	550,000	552,108
Mizuho Financial Group, Inc.
0.969% (3 Month LIBOR + 0.85%), due 9/13/23 (b)	1,075,000	1,082,024
Morgan Stanley
0.79%, due 5/30/25 (d)	1,100,000	1,098,403
NatWest Markets plc
0.80%, due 8/12/24 (a)	1,200,000	1,198,844
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)(b)	450,000	449,519
Sumitomo Mitsui Financial Group, Inc.
2.696%, due 7/16/24	950,000	1,002,445
Truist Financial Corp.
1.267%, due 3/2/27 (d)	175,000	175,928
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	525,000	523,331
Wells Fargo & Co.
Series M
3.45%, due 2/13/23	700,000	732,950
		15,612,986
Beverages 0.8%
Coca-Cola Europacific Partners plc
0.80%, due 5/3/24 (a)	850,000	849,963
Chemicals 1.5%
Dow Chemical Co. (The)
3.625%, due 5/15/26	500,000	555,796
LYB International Finance III LLC
1.145% (3 Month LIBOR + 1.00%), due 10/1/23 (b)	350,000	350,480
Nutrien Ltd.
3.625%, due 3/15/24	750,000	801,582
		1,707,858
Diversified Financial Services 3.2%
AIG Global Funding
0.90%, due 9/22/25 (a)	175,000	173,942

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Air Lease Corp.
3.875%, due 7/3/23	$ 650,000	$ 689,049
Aircastle Ltd.
2.85%, due 1/26/28 (a)	400,000	410,465
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	265,388
ARES Finance Co. LLC
4.00%, due 10/8/24 (a)	525,000	561,213
BOC Aviation USA Corp.
1.625%, due 4/29/24 (a)	450,000	453,951
LSEGA Financing plc
0.65%, due 4/6/24 (a)	1,000,000	1,002,719
		3,556,727
Electric 3.1%
CenterPoint Energy, Inc.
0.681% (SOFR + 0.65%), due 5/13/24 (b)	675,000	675,821
DTE Energy Co.
Series F
1.05%, due 6/1/25	200,000	200,628
OGE Energy Corp.
0.703%, due 5/26/23	1,000,000	1,000,429
Pacific Gas and Electric Co.
1.75%, due 6/16/22	425,000	424,417
Pinnacle West Capital Corp.
1.30%, due 6/15/25	350,000	354,368
Southern California Edison Co.
1.10%, due 4/1/24	625,000	629,894
Series 20C
1.20%, due 2/1/26	175,000	175,841
		3,461,398
Electronics 0.3%
Flex Ltd.
3.75%, due 2/1/26	350,000	383,899
Gas 0.9%
CenterPoint Energy Resources Corp.
0.70%, due 3/2/23	375,000	375,106
Eastern Energy Gas Holdings LLC
3.55%, due 11/1/23	650,000	688,617
		1,063,723
Healthcare-Services 1.5%
Humana, Inc.
0.65%, due 8/3/23	1,000,000	1,000,180

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Laboratory Corp. of America Holdings
3.25%, due 9/1/24	$ 650,000	$ 695,589
		1,695,769
Housewares 0.2%
Newell Brands, Inc.
4.35%, due 4/1/23 (e)	205,000	214,225
Insurance 1.0%
Aon plc
3.50%, due 6/14/24	525,000	564,096
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	125,000	125,875
Metropolitan Life Global Funding I
3.60%, due 1/11/24 (a)	390,000	419,890
		1,109,861
Iron & Steel 0.1%
Steel Dynamics, Inc.
2.40%, due 6/15/25	125,000	131,089
Machinery-Diversified 1.6%
CNH Industrial NV
4.50%, due 8/15/23	935,000	1,005,768
Flowserve Corp.
3.50%, due 9/15/22	775,000	793,420
		1,799,188
Media 1.9%
Charter Communications Operating LLC
Series USD
4.50%, due 2/1/24	700,000	761,678
Discovery Communications LLC
3.80%, due 3/13/24	1,250,000	1,342,464
		2,104,142
Miscellaneous—Manufacturing 0.7%
Siemens Financieringsmaatschappij NV
0.65%, due 3/11/24 (a)	800,000	802,653
Oil & Gas 1.4%
BP Capital Markets America, Inc.
3.216%, due 11/28/23	730,000	774,521
Pioneer Natural Resources Co.
0.55%, due 5/15/23	850,000	851,032
		1,625,553

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services 0.7%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	$ 750,000	$ 807,222
Packaging & Containers 0.4%
Berry Global, Inc.
0.95%, due 2/15/24 (a)	400,000	400,500
Pharmaceuticals 2.2%
AbbVie, Inc.
3.80%, due 3/15/25	180,000	197,194
Bayer US Finance II LLC
3.875%, due 12/15/23 (a)	930,000	994,852
CVS Health Corp.
3.375%, due 8/12/24	920,000	987,740
Viatris, Inc.
1.125%, due 6/22/22 (a)	350,000	352,041
		2,531,827
Pipelines 1.9%
Energy Transfer Partners LP
5.875%, due 3/1/22	750,000	763,060
Kinder Morgan Energy Partners LP
4.15%, due 2/1/24	750,000	808,086
Plains All American Pipeline LP
3.85%, due 10/15/23	525,000	555,033
		2,126,179
Real Estate Investment Trusts 2.9%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	775,000	839,435
National Retail Properties, Inc.
3.90%, due 6/15/24	950,000	1,026,104
Regency Centers LP
3.90%, due 11/1/25	700,000	770,742
VEREIT Operating Partnership LP
4.60%, due 2/6/24	600,000	652,976
		3,289,257
Retail 0.6%
7-Eleven, Inc.
0.80%, due 2/10/24 (a)	700,000	700,128
Semiconductors 0.8%
Skyworks Solutions, Inc.
0.90%, due 6/1/23	900,000	903,357

	Principal Amount	Value
Corporate Bonds
Software 0.8%
VMware, Inc.
1.00%, due 8/15/24	$ 850,000	$ 852,718
Telecommunications 2.4%
AT&T, Inc.
1.70%, due 3/25/26	525,000	533,153
NTT Finance Corp.
0.373%, due 3/3/23 (a)	750,000	750,344
T-Mobile US, Inc.
2.05%, due 2/15/28	150,000	153,371
Verizon Communications, Inc.
0.75%, due 3/22/24	1,250,000	1,255,662
		2,692,530
Total Corporate Bonds (Cost $56,822,263)		57,642,242
Foreign Government Bonds 0.5%
Norway 0.1%
Equinor ASA
1.75%, due 1/22/26	125,000	129,224
Supranational 0.4%
International Bank for Reconstruction & Development
0.85%, due 2/10/27	375,000	370,822
Total Foreign Government Bonds (Cost $499,600)		500,046
Mortgage-Backed Securities 7.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.4%
BBCMS Trust
Series 2013-TYSN, Class A2
3.756%, due 9/5/32 (a)	504,707	504,938
BB-UBS Trust
Series 2012-TFT, Class A
2.892%, due 6/5/30 (a)	219,097	219,188
BFLD Trust
Series 2021-FPM, Class A
1.694% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(b)	700,000	700,631
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	425,000	456,732
BX Commercial Mortgage Trust (a)(b)
Series 2019-IMC, Class A
1.093% (1 Month LIBOR + 1.00%), due 4/15/34	500,000	500,158

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)(b)
Series 2019-IMC, Class B
1.393% (1 Month LIBOR + 1.30%), due 4/15/34	$ 175,000	$ 174,890
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A
1.163% (1 Month LIBOR + 1.07%), due 12/15/37 (a)(b)	500,000	501,090
FHLMC, Multifamily Structured Pass-Through Certificates (f)
REMIC, Series K123, Class X1
0.775%, due 12/25/30	11,993,729	764,964
REMIC, Series K122, Class X1
0.883%, due 11/25/30	4,097,437	294,404
REMIC, Series K120, Class X1
1.039%, due 10/25/30	9,239,644	765,885
REMIC, Series K112, Class X1
1.433%, due 5/25/30	3,627,304	407,175
REMIC, Series K107, Class X1
1.591%, due 1/25/30	6,293,730	756,575
REMIC, Series K108, Class X1
1.69%, due 3/25/30	5,799,325	753,400
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	200,000	203,037
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (a)	500,000	523,174
Queens Center Mortgage Trust
Series 2013-QCA, Class A
3.275%, due 1/11/37 (a)	500,000	527,779
WFLD Mortgage Trust
Series 2014-MONT, Class A
3.755%, due 8/10/31 (a)(f)	300,000	316,900
Total Mortgage-Backed Securities (Cost $8,280,644)		8,370,920
U.S. Government & Federal Agencies 19.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 12.1%
FFCB
0.84%, due 2/2/28	500,000	493,527
0.98%, due 4/27/27	643,000	642,137
1.14%, due 8/20/29	1,500,000	1,481,160
1.15%, due 10/14/27	500,000	499,846
1.46%, due 6/1/28	1,500,000	1,500,058
1.55%, due 7/26/30	1,500,000	1,498,286
1.60%, due 7/15/30	1,125,000	1,125,966
1.77%, due 2/4/31	500,000	499,613
1.84%, due 6/3/30	1,500,000	1,501,054
1.84%, due 10/27/31	750,000	750,326

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FFCB
1.85%, due 3/28/30	$ 1,100,000	$ 1,101,908
1.94%, due 6/30/31	500,000	504,178
1.98%, due 6/2/31	1,000,000	1,000,889
FHLB
1.50%, due 9/11/29	1,000,000	999,484
		13,598,432
United States Treasury Notes 7.1%
U.S. Treasury Notes
0.125%, due 6/30/23	325,000	324,759
0.375%, due 7/15/24	3,010,000	3,012,822
0.625%, due 7/31/26	300,000	298,945
0.875%, due 6/30/26	3,600,000	3,632,625
1.25%, due 6/30/28	750,000	762,774
		8,031,925
Total U.S. Government & Federal Agencies (Cost $21,595,326)		21,630,357
Total Long-Term Bonds (Cost $108,201,642)		109,206,319

	Shares
Exchange-Traded Fund 1.4%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	28,094	1,542,923
Total Exchange-Traded Fund (Cost $1,541,799)		1,542,923
Total Investments (Cost $109,743,441)	98.3%	110,749,242
Other Assets, Less Liabilities	1.7	1,969,974
Net Assets	100.0%	$ 112,719,216

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2021.
(c)	Delayed delivery security.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2021.
(e)	Step coupon—Rate shown was the rate in effect as of July 31, 2021.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2021.

Futures Contracts
As of July 31, 2021, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	179	September 2021	$ 39,498,618	$ 39,497,469	$ (1,149)
Short Contracts
U.S. Treasury 5 Year Notes	(140)	September 2021	(17,314,430)	(17,422,344)	(107,914)
U.S. Treasury 10 Year Notes	(45)	September 2021	(5,941,467)	(6,050,391)	(108,924)
U.S. Treasury 10 Year Ultra Bonds	(16)	September 2021	(2,360,119)	(2,404,000)	(43,881)
Total Short Contracts					(260,719)
Net Unrealized Depreciation					$ (261,868)

1.	As of July 31, 2021, cash in the amount of $186,971 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2021.

Abbreviation(s):
CLO—Collateralized Loan Obligation
CNH—Chinese Offshore Yuan
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2021, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 21,062,754	$ —	$ 21,062,754
Corporate Bonds	—	57,642,242	—	57,642,242
Foreign Government Bonds	—	500,046	—	500,046
Mortgage-Backed Securities	—	8,370,920	—	8,370,920
U.S. Government & Federal Agencies	—	21,630,357	—	21,630,357
Total Long-Term Bonds	—	109,206,319	—	109,206,319
Exchange-Traded Fund	1,542,923	—	—	1,542,923
Total Investments in Securities	$ 1,542,923	$ 109,206,319	$ —	$ 110,749,242
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (261,868)	$ —	$ —	$ (261,868)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Funds Trust
NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2021 (Unaudited)
SECURITIES VALUATION.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2021, is included at the end of each Fund's respective Portfolio of Investments.
The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of July 31, 2021, are shown in the Portfolio of Investments.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. No foreign equity securities held by the Funds as of July 31, 2021 were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2021, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments was determined as of July 31, 2021, and can change at any time. Illiquid investments as of July 31, 2021, are shown in the Portfolio of Investments.
(A) Investments in Affiliates (in 000’s).  During the period ended July 31, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:
MainStay Balanced Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 21,642	$ (15,308)	$ —	$ —	$ 6,334	$ —(a)	$ —	6,334

(a)	Less than $500.

MainStay Candriam Emerging Markets Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,530	$ 2,973	$ (4,503)	$ —	$ —	$ —	$ —(a)	$ —	—

(a)	Less than $500.

MainStay Conservative Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 8,944	$ 58	$ (1,597)	$ 207	$ 2,323	$ 9,935	$ 224	$ —	400
IQ 500 International ETF	7,613	204	(2,070)	68	2,642	8,457	251	—	259
IQ Candriam ESG International Equity ETF	7,577	1	(1,064)	208	1,980	8,702	173	—	292
IQ Candriam ESG U.S. Equity ETF	13,323	1,434	(1,142)	145	4,578	18,338	138	—	483
IQ Chaikin U.S. Large Cap ETF	9,398	130	(1,189)	214	3,300	11,853	103	—	348
IQ Chaikin U.S. Small Cap ETF	9,665	69	(5,128)	1,097	3,800	9,503	105	—	273
IQ S&P High Yield Low Volatility Bond ETF	4,659	371	(5,076)	52	(6)	—	120	—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	7,199	343	(1,919)	483	1,094	7,200	38	—	549
MainStay Epoch Capital Growth Fund Class I	2	1,695	(144)	13	360	1,926	—(a)	—	116
MainStay Epoch International Choice Fund Class I	4,624	36	(680)	154	966	5,100	37	—	121
MainStay Epoch U.S. Equity Yield Fund Class R6	9,395	2,796	(1,356)	165	2,386	13,386	196	—	687
MainStay Floating Rate Fund Class R6	14,005	18,555	(171)	(1)	364	32,752	455	—	3,596
MainStay MacKay High Yield Corporate Bond Fund Class R6	—	10,161	—	—	1	10,162	113	—	1,794
MainStay MacKay International Equity Fund Class R6	4,360	674	(2,087)	223	854	4,024	6	188	172
MainStay MacKay S&P 500 Index Fund Class I	18,660	3,861	(15,477)	2,740	1,416	11,200	274	1,536	193
MainStay MacKay Short Duration High Yield Fund Class I	34,288	5,015	(5,410)	(9)	1,552	35,436	1,246	—	3,589
MainStay MacKay Total Return Bond Fund Class R6	230,371	10,833	(40,911)	718	(761)	200,250	4,037	2,584	17,640
MainStay Short Term Bond Fund Class I	—	2,530	(13)	—	(9)	2,508	14	—	254
MainStay U.S. Government Liquidity Fund	9,631	77,715	(46,993)	—	—	40,353	2	—	40,353
MainStay Winslow Large Cap Growth Fund Class R6	16,373	1,126	(1,567)	471	4,130	20,533	—	826	1,295
MainStay WMC Enduring Capital Fund Class R6 (b)(c)(d)	10,038	7,239	(3,183)	468	(902)	13,660	32	4,645	394
MainStay WMC Growth Fund Class R6 (e)(f)	9,849	8,736	(5,190)	1,962	727	16,084	—	294	286
MainStay WMC International Research Equity Fund Class I (g)	4,680	800	(1,680)	(164)	1,229	4,865	111	—	602
MainStay WMC Small Companies Fund Class I (h)	10,291	57	(6,187)	1,892	2,098	8,151	—	—	246
MainStay WMC Value Fund Class R6 (i)(j)	10,639	868	(2,228)	761	2,698	12,738	87	353	230
	$ 455,584	$ 155,307	$ (152,462)	$ 11,867	$ 36,820	$ 507,116	$ 7,762	$ 10,426

(a)	Less than $500.
(b)	Prior to March 5, 2021, known as MainStay MacKay Common Stock Fund Class I.
(c)	As of April 23, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay Epoch U.S. All Cap Fund Class R6 into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(d)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Enduring Capital Fund Class I into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(e)	Prior to March 5, 2021, known as MainStay MacKay Growth Fund Class I.
(f)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Growth Fund Class I into the newly launched MainStay WMC Growth Fund Class R6.
(g)	Prior to March 5, 2021, known as MainStay MacKay International Opportunities Fund Class I.
(h)	Prior to March 5, 2021, known as MainStay MacKay Small Cap Core Fund Class I.
(i)	Prior to April 26, 2021, known as MainStay MAP Equity Fund Class I.
(j)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Value Fund Class I into the newly launched MainStay WMC Value Fund Class R6.

MainStay Epoch Capital Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 739	$ 52,168	$ (50,836)	$ —	$ —	$ 2,071	$ —(a)	$ —	2,071

(a)	Less than $500.

MainStay Epoch Global Equity Yield Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 18,692	$ 318,427	$ (324,475)	$ —	$ —	$ 12,644	$ 1	$ —	12,644

MainStay Epoch International Choice Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 12,460	$ 65,565	$ (74,521)	$ —	$ —	$ 3,504	$ —(a)	$ —	3,504

(a)	Less than $500.

MainStay Epoch U.S. Equity Yield Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 28,294	$ 123,525	$ (141,246)	$ —	$ —	$ 10,573	$ 1	$ —	10,573

MainStay Equity Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 6,907	$ 331	$ (5)	$ 1	$ 2,044	$ 9,278	$ 200	$ —	373
IQ 500 International ETF	17,072	—	(4,037)	218	5,977	19,230	580	—	590
IQ Candriam ESG International Equity ETF	5,869	11,216	—	—	2,401	19,486	326	—	653
IQ Candriam ESG U.S. Equity ETF	23,267	9,847	—	—	9,891	43,005	311	—	1,133
IQ Chaikin U.S. Large Cap ETF	20,433	3,500	(10)	—	8,354	32,277	257	—	946
IQ Chaikin U.S. Small Cap ETF	12,547	2,627	(7)	1	7,013	22,181	185	—	636
MainStay Candriam Emerging Markets Equity Fund Class R6	21,794	961	(5,223)	1,241	3,814	22,587	124	—	1,723
MainStay Epoch Capital Growth Fund Class I	135	1,416	(117)	29	308	1,771	—(a)	14	107
MainStay Epoch International Choice Fund Class I	14,397	116	(2,192)	639	2,879	15,839	116	—	377
MainStay Epoch U.S. Equity Yield Fund Class R6	26,931	5,110	(5,653)	615	6,619	33,622	535	—	1,726
MainStay MacKay International Equity Fund Class R6	13,318	552	(3,647)	619	2,833	13,675	18	533	585
MainStay MacKay S&P 500 Index Fund Class I	40,481	12,127	(16,006)	1,632	9,502	47,736	617	3,454	823
MainStay U.S. Government Liquidity Fund	11,905	56,963	(54,289)	—	—	14,579	1	—	14,579
MainStay Winslow Large Cap Growth Fund Class R6	39,596	2,008	(6,779)	1,470	9,070	45,365	—	2,006	2,860
MainStay WMC Enduring Capital Fund Class R6 (b)(c)(d)	26,633	21,795	(9,145)	(377)	(1,241)	37,665	92	13,730	1,087
MainStay WMC Growth Fund Class R6 (e)(f)	22,236	10,481	(9,527)	3,159	2,687	29,036	—	767	517
MainStay WMC International Research Equity Fund Class I (g)	14,605	563	(3,392)	341	3,120	15,237	352	—	1,885
MainStay WMC Small Companies Fund Class I (h)	24,705	362	(10,383)	4,213	5,408	24,305	—	—	733
MainStay WMC Value Fund Class R6 (i)(j)	30,767	1,339	(7,534)	1,652	8,350	34,574	253	1,028	625
	$ 373,598	$ 141,314	$ (137,946)	$ 15,453	$ 89,029	$ 481,448	$ 3,967	$ 21,532

(a)	Less than $500.
(b)	Prior to March 5, 2021, known as MainStay MacKay Common Stock Fund Class I.
(c)	As of April 23, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay Epoch U.S. All Cap Fund Class R6 into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(d)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Enduring Capital Fund Class I into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(e)	Prior to March 5, 2021, known as MainStay MacKay Growth Fund Class I.
(f)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Growth Fund Class I into the newly launched MainStay WMC Growth Fund Class R6.
(g)	Prior to March 5, 2021, known as MainStay MacKay International Opportunities Fund Class I.
(h)	Prior to March 5, 2021, known as MainStay MacKay Small Cap Core Fund Class I.
(i)	Prior to April 26, 2021, known as MainStay MAP Equity Fund Class I.
(j)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Value Fund Class I into the newly launched MainStay WMC Value Fund Class R6.

MainStay Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 14,407	$ 4	$ (411)	$ 78	$ 4,177	$ 18,255	$ 403	$ —	734
IQ 500 International ETF	24,478	—	(3,056)	169	8,994	30,585	914	—	938
IQ Candriam ESG International Equity ETF	14,193	7,845	—	—	4,659	26,697	481	—	895
IQ Candriam ESG U.S. Equity ETF	29,470	19,901	—	—	13,800	63,171	446	—	1,664
IQ Chaikin U.S. Large Cap ETF	35,923	13	(1,035)	151	13,666	48,718	415	—	1,428
IQ Chaikin U.S. Small Cap ETF	27,568	17	(738)	162	14,754	41,763	375	—	1,198
IQ S&P High Yield Low Volatility Bond ETF	7,704	1,254	(9,030)	82	(10)	—	207	—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	31,723	244	(8,384)	2,198	4,892	30,673	171	—	2,339
MainStay Epoch Capital Growth Fund Class I	1,017	2,319	(593)	173	469	3,385	3	112	204
MainStay Epoch International Choice Fund Class I	23,796	190	(5,288)	1,537	4,177	24,412	189	—	580
MainStay Epoch U.S. Equity Yield Fund Class R6	38,662	728	(9,133)	850	9,186	40,293	704	—	2,069
MainStay Floating Rate Fund Class R6	3,851	32,321	(91)	—	6	36,087	324	—	3,962
MainStay MacKay High Yield Corporate Bond Fund Class R6	—	18,196	—	—	1	18,197	202	—	3,212
MainStay MacKay International Equity Fund Class R6	16,601	740	(902)	94	4,421	20,954	23	665	896
MainStay MacKay S&P 500 Index Fund Class I	60,921	16,085	(27,320)	2,892	13,148	65,726	918	5,143	1,132
MainStay MacKay Short Duration High Yield Fund Class I	37,411	9,738	(8,030)	20	1,654	40,793	1,417	—	4,131
MainStay MacKay Total Return Bond Fund Class R6	112,354	5,836	(81,159)	1,423	(1,675)	36,779	1,343	1,217	3,240
MainStay Short Term Bond Fund Class I	—	4,543	(13)	—	(17)	4,513	24	—	458
MainStay U.S. Government Liquidity Fund	13,548	157,122	(98,964)	—	—	71,706	4	—	71,706
MainStay Winslow Large Cap Growth Fund Class R6	60,469	2,973	(7,592)	1,606	14,785	72,241	—	2,974	4,555
MainStay WMC Enduring Capital Fund Class R6 (a)(b)(c)	43,730	30,343	(14,757)	2,122	(3,702)	57,736	143	19,921	1,667
MainStay WMC Growth Fund Class R6 (d)(e)	34,937	14,611	(17,272)	6,000	2,780	41,056	—	1,208	731
MainStay WMC International Research Equity Fund Class I (f)	23,440	584	(6,280)	329	5,092	23,165	567	—	2,866
MainStay WMC Small Companies Fund Class I (g)	42,756	350	(16,190)	7,316	9,341	43,573	—	—	1,315
MainStay WMC Value Fund Class R6 (h)(i)	44,370	1,789	(12,102)	4,325	9,577	47,959	352	1,428	867
	$ 743,329	$ 327,746	$ (328,340)	$ 31,527	$ 134,175	$ 908,437	$ 9,625	$ 32,668

(a)	Prior to March 5, 2021, known as MainStay MacKay Common Stock Fund Class I.
(b)	As of April 23, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay Epoch U.S. All Cap Fund Class R6 into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(c)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Enduring Capital Fund Class I into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(d)	Prior to March 5, 2021, known as MainStay MacKay Growth Fund Class I.
(e)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Growth Fund Class I into the newly launched MainStay WMC Growth Fund Class R6.
(f)	Prior to March 5, 2021, known as MainStay MacKay International Opportunities Fund Class I.
(g)	Prior to March 5, 2021, known as MainStay MacKay Small Cap Core Fund Class I.
(h)	Prior to April 26, 2021, known as MainStay MAP Equity Fund Class I.
(i)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Value Fund Class I into the newly launched MainStay WMC Value Fund Class R6.

MainStay WMC Growth Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 16	$ 131,349	$ (116,950)	$ —	$ —	$ 14,415	$ —(a)	$ —	14,415

(a)	Less than $500.

MainStay WMC International Research Equity Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,027	$ 132,198	$ (135,595)	$ —	$ —	$ 630	$ —(a)	$ —	630

(a)	Less than $500.

MainStay MacKay S&P 500 Index Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 3,588	$ 59,329	$ (62,887)	$ —	$ —	$ 30	$ —(a)	$ —	30

(a)	Less than $500.

MainStay WMC Small Companies Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 14	$ 98,842	$ (89,890)	$ —	$ —	$ 8,966	$ —(a)	$ —	8,966

(a)	Less than $500.

MainStay MacKay Total Return Bond Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 46,576	$ 503,816	$ (549,124)	$ —	$ —	$ 1,268	$ 5	$ —	1,268

MainStay Moderate Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 14,168	$ 5	$ (1,102)	$ 182	$ 3,965	$ 17,218	$ 384	$ —	693
IQ 500 International ETF	18,928	255	(4,593)	168	6,648	21,406	644	—	656
IQ Candriam ESG International Equity ETF	13,712	3,851	(83)	2	4,449	21,931	417	—	735
IQ Candriam ESG U.S. Equity ETF	27,384	10,797	(525)	21	11,046	48,723	342	—	1,284
IQ Chaikin U.S. Large Cap ETF	27,753	8	(4,237)	777	9,371	33,672	296	—	987
IQ Chaikin U.S. Small Cap ETF	21,009	1,473	(4,883)	1,203	10,607	29,409	283	—	844
IQ S&P High Yield Low Volatility Bond ETF	7,701	963	(8,738)	84	(10)	—	202	—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	22,491	1,236	(7,868)	2,149	2,720	20,728	113	—	1,581
MainStay Epoch Capital Growth Fund Class I	530	2,551	(441)	131	495	3,266	1	58	196
MainStay Epoch International Choice Fund Class I	15,616	124	(3,661)	1,043	2,612	15,734	123	—	374
MainStay Epoch U.S. Equity Yield Fund Class R6	27,992	1,677	(7,216)	859	6,261	29,573	507	—	1,518
MainStay Floating Rate Fund Class R6	3,845	31,033	(92)	—	9	34,795	313	—	3,820
MainStay MacKay High Yield Corporate Bond Fund Class R6	—	17,545	—	—	1	17,546	195	—	3,097
MainStay MacKay International Equity Fund Class R6	11,058	3,157	(3,590)	148	2,881	13,654	16	463	584
MainStay MacKay S&P 500 Index Fund Class I	47,832	10,701	(28,897)	4,113	7,555	41,304	710	3,975	712
MainStay MacKay Short Duration High Yield Fund Class I	37,402	8,309	(8,049)	9	1,662	39,333	1,392	—	3,983
MainStay MacKay Total Return Bond Fund Class R6	265,676	17,544	(70,439)	1,283	(1,378)	212,686	4,473	2,989	18,736
MainStay Short Term Bond Fund Class I	—	4,381	(18)	—	(16)	4,347	24	—	441
MainStay U.S. Government Liquidity Fund	14,013	131,904	(72,958)	—	—	72,959	4	—	72,959
MainStay Winslow Large Cap Growth Fund Class R6	43,158	2,090	(6,303)	1,919	9,597	50,461	—	2,089	3,182
MainStay WMC Enduring Capital Fund Class R6 (a)(b)(c)	31,027	20,950	(10,152)	2,163	(3,191)	40,797	101	13,813	1,178
MainStay WMC Growth Fund Class R6 (d)(e)	24,881	12,619	(12,982)	4,745	1,318	30,581	—	820	545
MainStay WMC International Research Equity Fund Class I (f)	15,520	1,920	(5,634)	(82)	3,584	15,308	371	—	1,894
MainStay WMC Small Companies Fund Class I (g)	22,981	510	(2,737)	661	9,090	30,505	—	—	920
MainStay WMC Value Fund Class R6 (h)(i)	32,019	1,272	(9,771)	3,531	6,210	33,261	249	1,012	602
	$ 746,696	$ 286,875	$ (274,969)	$ 25,109	$ 95,486	$ 879,197	$ 11,160	$ 25,219

(a)	Prior to March 5, 2021, known as MainStay MacKay Common Stock Fund Class I.
(b)	As of April 23, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay Epoch U.S. All Cap Fund Class R6 into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(c)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Enduring Capital Fund Class I into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(d)	Prior to March 5, 2021, known as MainStay MacKay Growth Fund Class I.
(e)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Growth Fund Class I into the newly launched MainStay WMC Growth Fund Class R6.
(f)	Prior to March 5, 2021, known as MainStay MacKay International Opportunities Fund Class I.
(g)	Prior to March 5, 2021, known as MainStay MacKay Small Cap Core Fund Class I.
(h)	Prior to April 26, 2021, known as MainStay MAP Equity Fund Class I.
(i)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Value Fund Class I into the newly launched MainStay WMC Value Fund Class R6.